                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21038
                                                      ---------

                          MLIG Variable Insurance Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

                 1300 Merrill Lynch Drive, Pennington, NJ 08534
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Edward W. Diffin, Jr.
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534
                              --------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: 609-274-5395
                                                    ------------

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 to June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

================================================================================

     MLIG VARIABLE
     INSURANCE TRUST


     Roszel/Lord Abbett Large Cap Value Portfolio

     Roszel/Levin Large Cap Value Portfolio

     Roszel/MLIM Relative Value Portfolio

     Roszel/Sound Large Cap Core Portfolio

     Roszel/INVESCO-NAM Large Cap Core Portfolio

     Roszel/Nicholas-Applegate Large Cap Growth Portfolio

     Roszel/Rittenhouse Large Cap Growth Portfolio

     Roszel/Seneca Large Cap Growth Portfolio

     Roszel/Valenzuela Mid Cap Value Portfolio

     Roszel/Seneca Mid Cap Growth Portfolio

     Roszel/NWQ Small Cap Value Portfolio

     Roszel/Delaware Small-Mid Cap Growth Portfolio

     Roszel/Lazard International Portfolio

     Roszel/Credit Suisse International Portfolio

     Roszel/Lord Abbett Government Securities Portfolio

     Roszel/MLIM Fixed-Income Portfolio

                                                              Semi-Annual Report
                                                                   June 30, 2004

================================================================================

To Our Shareholders:

For the first six months of 2004, questions about the pace of economic activity and a changing interest rate environment played out against the backdrop of global events - shaping market activity in the U.S. and around the world. The direction of U.S. markets has been subject to conflicting views on the balance of force between the positive impact of recovering corporate earnings and employment and the negative impact of rising interest rates and high oil prices.

From January through mid March, the interest rate on the 10-year U.S. Treasury declined from 4.2% to 3.6%. As positive signs of renewed economic activity became more apparent, rates resumed an upward course to 4.6% by the end of June. Overall, the resulting decline in bond prices offset coupon income, and the bond market (as measured by the Merrill Lynch Domestic Master Bond Index) was essentially flat, with a total return of just 0.1%. Within that overall bond market, mortgage and high yield investors did slightly better, and high quality corporate and government investors did a bit worse.

A strong upward move of stock prices from 2003 continued into 2004. After continuing to move ahead for most of the first quarter, U.S. equity prices trended downward in the face of rising interest rates, before recovering in May. These moves were considerably less dramatic than the much larger swings, in both directions, which the market has experienced in recent years. For the first half of 2004, the S&P 500 returned 3.4%. When viewed by segment, the stocks of smaller companies with less consistent earnings histories performed better, as they had in 2003. In the May recovery however, we saw this trend moderate as larger companies with more consistent earnings began to garner more attention. Higher yield, lower risk stocks have also begun to perform better.

All of the same influences played out overseas, with some differences in magnitude and timing. The MSCI EAFE Index of non-U.S. equities advanced 4.9%, a bit more than the S&P 500.

Accompanying this report you will find the comments of the sub-advisors responsible for management of each of the individual Portfolios of the MLIG Variable Insurance Trust. These commentaries discuss in greater detail how each Portfolio was affected by the market influences described above. We are pleased to present this report on the performance and operations of the Trust, and we thank you for your investment and your continued trust.

Roszel Advisors, LLC.                          MLIG Variable Insurance Trust

/s/ John R. Manetta                            /s/ Michael P. Cogswell
John R. Manetta                                Michael P. Cogswell
President and Chief Investment Officer         President

----------
   THE VIEWS EXPRESSED IN THE "PORTFOLIO MANAGER'S COMMENTARY" FOR EACH PORTFOLIO OF THE TRUST ARE THOSE OF THE PORTFOLIO'S INVESTMENT MANAGER AND ARE NOT NECESSARILY THE OPINIONS OF ROSZEL ADVISORS, LLC OR THE INVESTMENT MANAGER OF ANY OTHER PORTFOLIO OF THE TRUST. THE VIEWS AND PORTFOLIO HOLDINGS ARE AS OF JUNE 30, 2004 AND MAY HAVE CHANGED SINCE THAT DATE.

   IN ADDITION TO HISTORICAL INFORMATION, THE PORTFOLIO MANAGER'S COMMENTARY FOR A PORTFOLIO MAY INCLUDE FORWARD-LOOKING STATEMENTS. THESE STATEMENTS MAY DISCUSS THE IMPACT OF DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS, AND GOVERNMENTAL REGULATIONS ON THE PORTFOLIO AND ITS HOLDINGS. SUCH STATEMENTS ARE SUBJECT TO UNCERTAINTY AND THE IMPACT ON A PORTFOLIO MAY BE MATERIALLY DIFFERENT FROM WHAT IS DESCRIBED HEREIN. THE INVESTMENT MANAGER OF A PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE THESE STATEMENTS.

   INVESTMENT IN A PORTFOLIO OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF PRINCIPAL. FOR A DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH A PARTICULAR PORTFOLIO, PLEASE REFER TO THE PROSPECTUS FOR THE TRUST.

================================================================================

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PORTFOLIO MANAGER'S COMMENTARY, PERFORMANCE INFORMATION, PORTFOLIO SUMMARY AND
   SCHEDULE OF INVESTMENTS:

   Notes to Performance Information ..................................................   3

   Roszel/Lord Abbett Large Cap Value Portfolio ......................................   4
   Roszel/Levin Large Cap Value Portfolio ............................................   9
   Roszel/MLIM Relative Value Portfolio ..............................................  13
   Roszel/Sound Large Cap Core Portfolio .............................................  18
   Roszel/INVESCO-NAM Large Cap Core Portfolio .......................................  23
   Roszel/Nicholas-Applegate Large Cap Growth Portfolio ..............................  28
   Roszel/Rittenhouse Large Cap Growth Portfolio .....................................  32
   Roszel/Seneca Large Cap Growth Portfolio ..........................................  36
   Roszel/Valenzuela Mid Cap Value Portfolio .........................................  40
   Roszel/Seneca Mid Cap Growth Portfolio ............................................  44
   Roszel/NWQ Small Cap Value Portfolio ..............................................  48
   Roszel/Delaware Small-Mid Cap Growth Portfolio ....................................  52
   Roszel/Lazard International Portfolio .............................................  56
   Roszel/Credit Suisse International Portfolio ......................................  59
   Roszel/Lord Abbett Government Securities Portfolio ................................  63
   Roszel/MLIM Fixed-Income Portfolio ................................................  66

STATEMENTS OF ASSETS AND LIABILITIES .................................................  70

STATEMENTS OF OPERATIONS .............................................................  74

STATEMENTS OF CHANGES IN NET ASSETS ..................................................  78

STATEMENT OF CASH FLOWS ..............................................................  86

FINANCIAL HIGHLIGHTS .................................................................  87

NOTES TO FINANCIAL STATEMENTS ........................................................  96

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information for each Portfolio of the MLIG Variable Insurance Trust as shown on the following pages, compares each Portfolio's performance to that of one or more broad-based securities indexes. The indexes are unmanaged, not subject to fees and expenses associated with actively-managed mutual funds and not available for direct investment. Total returns are based on changes in net asset values for the periods shown, and assumes reinvestment of all dividends and capital gains distributions (if any) for each Portfolio at net asset value on the ex-dividend date. Total returns include the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and directed brokerage agreements, if any (see Notes to Financial Statements). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost. Past results shown should not be considered a representation of future performance.

DESCRIPTION OF SECURITIES INDEXES

MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

MERRILL LYNCH U.S. GOVERNMENT MASTER BOND INDEX measures the performance of U.S. government and government agency bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI") EAFE INDEX is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX measures the performance of the small-cap growth segment of the U.S. equity universe.

RUSSELL 2000 VALUE INDEX measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 GROWTH INDEX measures the performance of companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 INDEX is a broad market index which represents approximately 98% of the U.S. equity market.

RUSSELL MIDCAP INDEX measures the performance the 800 smallest companies in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX measures the performance of companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP VALUE INDEX measures the performance of companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The U.S. economy began 2004 with much enthusiasm as it grew 4.5% during the first quarter. Meanwhile, second quarter economic growth, as measured by the GDP, is estimated at 3.0%. Despite having done relatively well, the economy's performance was not reflected in equity prices, for the early optimism faded as investor skepticism flourished leaving equity prices below their first quarter summit and prompting a mid-May trough in the stock market. Fortunately, by the end of the second quarter investor confidence returned and equity prices finished the first half of 2004 essentially flat.

   Despite six months of above trend economic growth, which helped to generate approximately 1.2 million jobs, the unemployment rate held steady at 5.6%. The Federal Open Market Committee (FOMC)* responded to the dynamic broad-based expansion of the U.S. economy with a shift it its policy statement regarding potential interest rate hikes; previously, it had emphasized "patience", but the new language implied imminent rate hikes, albeit at a "measured" pace. The altered vocabulary sent the 10-year Treasury yield soaring more than 100 basis points from its March low of 3.7% and drove equity prices down nearly 6%. The consolidation was a consequence of the market's fear of aggressive monetary tightening. (The second quarter ended with the FOMC raising the Fed Funds Rate by 25 basis points.) Also, speculators bid oil prices above $42 a barrel, which spread misguided panic of an oil supply-shock and surging inflation across the stock market and constrained equity performance. But, fortunately, in June the Organization of Petroleum Exporting Countries (OPEC), at the prodding of Saudi Arabia, agreed to increase production quotas by 2.5 million barrels per day, and the price of oil stumbled off its highs, thereby lifting an important burden off of the stock market. (As the first half expired the price of oil once again rose to about $40 a barrel.)

   During the first six months of 2004, brisk economic expansion and productivity growth have enabled corporations to widen their profit margins. Corporate profits, as measured by the Department of Commerce, surged nearly 32% year-over-year during the first quarter, up from an impressive 29% in the fourth quarter of 2003. Fueled by low interest rates and a generous tax policy, robust consumer and business spending significantly contributed to the reported growth in corporate earnings. Corporate profits have also benefited from rapid productivity expansion, which has helped to contain unit labor costs - the largest on-going expense for most companies. We believe that productivity growth, currently forecasted to remain above its long-run average of 2.5%, should continue to foster wide corporate profit margins and justify higher equity prices through the duration of 2004.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Roszel/Lord Abbett Large Cap Value Portfolio's stock selection within the Information Technology sector aided performance relative to the Russell 1000 Value Index. In particular, certain technology holdings benefited from reported solid first quarter earnings announcements based on strong product sales. Stock selection within the Industrials sector also contributed positively to relative performance. Solid performance within this sector was largely driven by strong earnings announcements among certain holdings.

   Stock selection in the Materials sector detracted from relative performance versus the Russell 1000 Value Index during the six-month period ended June 30, 2004. Within the Basic Industry sector, certain mining companies were hurt by lower-than-expected first quarter earnings announcements. One holding within the gold mining industry was negatively impacted as the price of gold eased from recent highs. Additionally, the Portfolio's overweight in the Consumer Discretionary sector, relative to the Russell 1000 Value Index, detracted from relative performance.

   During the six-month period ended June 30, 2004, the Portfolio added selectively to the Health Care, Industrials and Materials sectors. The Portfolio also decreased its position in the Consumer Discretionary sector. The cyclical bias of the Portfolio was reduced, with new emphasis on Health Care and Consumer Staples stocks. The Portfolio will continue to maintain a bias toward Technology and Industrial companies. Going forward, we will continue to implement the disciplined investment process and philosophy that has guided our firm for seventy-five years.

================================================================================

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, LORD, ABBETT & CO. LLC.

   *THE FEDERAL RESERVE CONTROLS THE THREE TOOLS OF MONETARY POLICY: OPEN MARKET OPERATIONS, THE DISCOUNT RATE, AND RESERVE REQUIREMENTS. THE BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM IS RESPONSIBLE FOR THE DISCOUNT RATE AND RESERVE REQUIREMENTS, AND THE FEDERAL OPEN MARKET COMMITTEE (FOMC) IS RESPONSIBLE FOR OPEN MARKET OPERATIONS. THE FOMC HOLDS EIGHT REGULARLY SCHEDULED MEETINGS PER YEAR. AT THESE MEETINGS, THE COMMITTEE REVIEWS ECONOMIC AND FINANCIAL CONDITIONS, DETERMINES THE APPROPRIATE STANCE OF MONETARY POLICY, AND ASSESSES THE RISKS TO ITS LONG-RUN GOALS OF PRICE STABILITY AND SUSTAINABLE ECONOMIC GROWTH.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Lord Abbett Large Cap Value Portfolio .......      3.58%           22.93%        15.83%
Russell 1000 Value Index ...........................      3.94%           21.13%         9.50%
S&P 500 Index ......................................      3.44%           19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Exxon Mobil Corp. ........................       4.9%
Walt Disney Co. ..........................       3.0
Deere & Co. ..............................       2.9
Alcoa, Inc. ..............................       2.6
American International
  Group, Inc. ............................       2.5
International Paper Co. ..................       2.5
Motorola, Inc. ...........................       2.4
Citigroup, Inc. ..........................       2.3
Apple Computer, Inc. .....................       2.2
Tyco International, Ltd. .................       2.2
------------------------------------------  -------------
  Total                                         27.5%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Industrials                               15.9%
Financials                                15.2%
Consumer Discretionary                    13.5%
Materials                                 13.4%
Information Technology                    10.2%
Health Care                                9.5%
Energy                                     7.7%
Consumer Staples                           5.2%
Telecommunication Services                 3.1%
Utilities                                  0.9%
Other                                      5.4%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES        VALUE
                                                               ---------   -----------
COMMON STOCKS--94.6%
CONSUMER DISCRETIONARY--13.5%
HOUSEHOLD DURABLES--0.7%
Newell Rubbermaid, Inc. ....................................       3,796   $    89,206
                                                                           -----------
MEDIA--9.1%
Clear Channel
   Communications, Inc. ....................................       3,085       113,991
Comcast Corp.
   (Class A Non-Voting) * ..................................       7,283       201,084
Cox Communications, Inc.
   (Class A) * .............................................       1,888        52,467
Tribune Co. ................................................       4,318       196,642
Viacom, Inc. (Class B) .....................................       5,617       200,639
Walt Disney Co. ............................................      14,769       376,462
                                                                           -----------
                                                                             1,141,285
                                                                           -----------
MULTILINE RETAIL--0.9%
Target Corp. ...............................................       2,660       112,970
                                                                           -----------
SPECIALTY RETAIL--1.8%
Gap, Inc. (The) ............................................       9,510       230,617
                                                                           -----------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Nike, Inc. (Class B) .......................................       1,576       119,382
                                                                           -----------
   TOTAL CONSUMER DISCRETIONARY ............................                 1,693,460
                                                                           -----------
CONSUMER STAPLES--5.2%
BEVERAGES--1.7%
PepsiCo, Inc. ..............................................       3,986       214,766
                                                                           -----------
FOOD PRODUCTS--2.6%
Archer-Daniels-Midland Co. .................................       5,175        86,836
Kraft Foods, Inc. (Class A) ................................       7,531       238,582
                                                                           -----------
                                                                               325,418
                                                                           -----------
PERSONAL PRODUCTS--0.9%
Gillette Co. (The) .........................................       2,593       109,943
                                                                           -----------
   TOTAL CONSUMER STAPLES ..................................                   650,127
                                                                           -----------
ENERGY--7.7%
ENERGY EQUIPMENT & SERVICES--2.8%
Baker Hughes, Inc. .........................................       5,108       192,316
Schlumberger, Ltd. .........................................       2,504       159,029
                                                                           -----------
                                                                               351,345
                                                                           -----------
OIL & GAS--4.9%
Exxon Mobil Corp. ..........................................      13,975       620,630
                                                                           -----------
   TOTAL ENERGY ............................................                   971,975
                                                                           -----------
FINANCIALS--15.2%
CAPITAL MARKETS--2.9%
Bank of New York Co., Inc. (The) ...........................       4,344       128,061
Mellon Financial Corp. .....................................       8,237       241,591
                                                                           -----------
                                                                               369,652
                                                                           -----------
COMMERCIAL BANKS--6.6%
Bank of America Corp. ......................................       2,311   $   195,557
Bank One Corp. .............................................       5,175       263,925
Wachovia Corp. .............................................       4,011       178,489
Wells Fargo & Co. ..........................................       3,272       187,257
                                                                           -----------
                                                                               825,228
                                                                           -----------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Citigroup, Inc. ............................................       6,199       288,254
                                                                           -----------
INSURANCE--3.4%
American International
   Group, Inc. .............................................       4,406       314,060
St. Paul Travelers
   Cos., Inc. (The) ........................................       2,830       114,728
                                                                           -----------
                                                                               428,788
                                                                           -----------
   TOTAL FINANCIALS ........................................                 1,911,922
                                                                           -----------
HEALTH CARE--9.5%
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Baxter International, Inc. .................................       3,792       130,862
                                                                           -----------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Cardinal Health, Inc. ......................................       2,036       142,622
Cigna Corp. ................................................       1,344        92,480
                                                                           -----------
                                                                               235,102
                                                                           -----------
PHARMACEUTICALS--6.6%
Abbott Laboratories ........................................       1,920        78,259
Merck & Co., Inc. ..........................................       3,105       147,488
Novartis AG, ADR ...........................................       4,156       184,942
Schering-Plough Corp. ......................................      11,123       205,553
Wyeth ......................................................       5,858       211,825
                                                                           -----------
                                                                               828,067
                                                                           -----------
   TOTAL HEALTH CARE .......................................                 1,194,031
                                                                           -----------
INDUSTRIALS--15.9%
AIRLINES--0.4%
AMR Corp. * ................................................       4,239        51,334
                                                                           -----------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Waste Management, Inc. .....................................       4,301       131,826
                                                                           -----------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co. .......................................       2,001       127,164
                                                                           -----------
INDUSTRIAL CONGLOMERATES--3.5%
General Electric Co. .......................................       4,916       159,278
Tyco International, Ltd. ...................................       8,471       280,729
                                                                           -----------
                                                                               440,007
                                                                           -----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES        VALUE
                                                               ---------   -----------
COMMON STOCKS--(CONTINUED)
MACHINERY--7.7%
Deere & Co. ................................................       5,110   $   358,416
Eaton Corp. ................................................       3,099       200,629
Illinois Tool Works, Inc. ..................................       2,524       242,026
Parker Hannifin Corp. ......................................       2,705       160,839
                                                                           -----------
                                                                               961,910
                                                                           -----------
ROAD & RAIL--2.2%
CSX Corp. ..................................................       4,822       158,017
Union Pacific Corp. ........................................       2,046       121,635
                                                                           -----------
                                                                               279,652
                                                                           -----------
   TOTAL INDUSTRIALS .......................................                 1,991,893
                                                                           -----------
INFORMATION TECHNOLOGY--10.2%
COMMUNICATIONS EQUIPMENT--2.4%
Motorola, Inc. .............................................      16,442       300,066
                                                                           -----------
COMPUTERS & PERIPHERALS--4.0%
Apple Computer, Inc. * .....................................       8,667       282,024
EMC Corp. * ................................................      19,543       222,790
                                                                           -----------
                                                                               504,814
                                                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Solectron Corp. * ..........................................      10,682        69,113
                                                                           -----------
OFFICE ELECTRONICS--1.8%
Xerox Corp. * ..............................................      15,291       221,720
                                                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--0.4%
Teradyne, Inc. * ...........................................       2,263        51,370
                                                                           -----------
SOFTWARE--1.0%
Microsoft Corp. ............................................       4,417       126,150
                                                                           -----------
   TOTAL INFORMATION TECHNOLOGY ............................                 1,273,233
                                                                           -----------
MATERIALS--13.4%
CHEMICALS--7.1%
Du Pont (E.I.) de Nemours & Co. ............................       3,862       171,550
Monsanto Co. ...............................................       3,409       131,247
Potash Corp. of
   Saskatchewan, Inc. ......................................       2,187       211,920
Praxair, Inc. ..............................................       5,913       235,988
Rohm & Haas Co. ............................................       3,267       135,842
                                                                           -----------
                                                                               886,547
                                                                           -----------
METALS & MINING--3.9%
Alcoa, Inc. ................................................       9,867       325,907
Newmont Mining Corp. .......................................       4,168       161,552
                                                                           -----------
                                                                               487,459
                                                                           -----------
PAPER & FOREST PRODUCTS--2.4%
International Paper Co. ....................................       6,889       307,938
                                                                           -----------
   TOTAL MATERIALS .........................................                 1,681,944
                                                                           -----------
TELECOMMUNICATION SERVICES--3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
SBC Communications, Inc. ...................................       5,189   $   125,833
Verizon Communications, Inc. ...............................       7,331       265,309
                                                                           -----------
   TOTAL TELECOMMUNICATION
     SERVICES ..............................................                   391,142
                                                                           -----------
UTILITIES--0.9%
ELECTRIC UTILITIES--0.9%
Progress Energy, Inc. ......................................       2,501       110,169
                                                                           -----------
TOTAL COMMON STOCKS
(Cost--$9,760,423) .........................................                11,869,896
                                                                           -----------
                                                               PRINCIPAL
                                                                AMOUNT
                                                               ---------
SHORT-TERM SECURITIES--6.2%
REPURCHASE AGREEMENT **--6.2%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $779,763
   (Cost--$779,737) ........................................    $779,737       779,737
                                                                           -----------
TOTAL INVESTMENTS--100.8%
(Cost--$10,540,160)                                                         12,649,633
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.8)% ..........................................                  (104,898)
                                                                           -----------
NET ASSETS--100.0% .........................................               $12,544,735
                                                                           ===========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The equity markets continued to rally throughout much of the first quarter, as signs of economic recovery became increasingly evident. Business conditions are clearly better for many companies, and fourth quarter earnings reports were generally strong. High quality names held their own or advanced modestly, but as was true in 2003, the biggest gainers were smaller cap stocks and, to a certain extent, more speculative issues. In the middle of March, the markets pulled back in the wake of the bombing in Spain and renewed fears and uncertainty related to terrorist threats. However, in the closing days of the quarter (and into April), the market rebounded as more positive economic news was released, including extremely strong employment numbers that included a revision of March's disappointing results.

   In the second quarter, equities generally lacked clear direction, investors were discriminating, and individual stock selection primarily drove investment results. Positive momentum and improving investor sentiment dampened as investor focus shifted from anticipation of a strengthening U.S. economy to concern that the pace of economic growth might already be slowing. Geo-political issues, especially Iraq, are likely to impact the outcome of the U.S. election, with clear implications for investors. Low interest rates and recent tax cuts are poised for change in the face of growing government deficits. Energy prices remain another significant variable. We can envision scenarios in which the equity markets languish within a limited range for some time and volatility increases as important events play out over the near term. At the same time, we have seen many positive developments for U.S. companies and believe that current political and economic uncertainties can create unique values in quality companies for investors who are well positioned to recognize and take advantage of opportunities.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   In an environment influenced by many complex economic, political and international issues, we are pleased that the Roszel/Levin Large Cap Value Portfolio moved ahead steadily, performed well on most down days, avoided significant mistakes and delivered creditable results, absolutely, relative to the benchmarks, and especially relative to risk. For the six-month period ended June 30, 2004, the Portfolio returned 3.92%, outperforming the 3.33% return for the Russell 1000 Index.

   Performance for the six months ended June 30, 2004 was driven by a combination of strong stock selection and portfolio construction decisions. The top performing sectors for the period on an absolute basis included "Other" (Tyco and General Electric), Consumer Staples (PepsiCo and Procter & Gamble) and Producer Durables (Northrop Grumman, Thermo Electron and Lockheed Martin). Relative to the Russell 1000 benchmark, the primary sector contributors were "Other" and Producer Durables, in both cases due both to stock selection and sector overweighting. The Health Care sector was also a strong contributor relative to the benchmark due to strong stock selection (Cardinal Health and CIGNA). Other top individual contributors included BP (Integrated Oils), Target (Consumer Discretionary) and Williams (Other Energy).

   On an absolute basis, the worst performing sectors for the quarter included Technology (Hewlett-Packard, Nokia and Philips Electronics) and Autos and Transportation (CSX). Relative to the benchmark, the primary sector detractors were Autos and Transportation, due to stock selection and sector underweighting, and Materials and Processing, due to stock selection (Alcan). Additionally, despite a positive contribution on an absolute basis, the Financial Services sector was a negative contributor relative to the benchmark due primarily to stock selection (Bank of New York and U.S. Bancorp). Other significant individual detractors included Tribune (Consumer Discretionary) and Wyeth (Health Care).

   Looking ahead, we can envision scenarios in which the equity markets languish within a limited range for some time as well as scenarios in which volatility increases, as a host of important events play out over the near term. There are many apparent risks in the world that justifiably cause concern. At the same time, we have seen many positive developments for U.S. companies and believe that current political and economic uncertainties can create unique values in quality companies for investors who are well positioned to recognize and take advantage of opportunities. We believe that vigilance, selectivity, careful attention to risk and skillful portfolio construction will be the keys to achieving good results in this environment.

   As always, we prefer companies with strong business franchises, balance sheets and free cash flow and we remain most interested in equities offering significant potential relative to risk, particularly where we believe we have a unique, often out-of-consensus opinion. Our conviction is further enhanced in situations where we see specific catalysts to value realization. Given these considerations, we believe the Portfolio is well positioned for the coming period.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, JOHN A. LEVIN & CO.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Levin Large Cap Value Portfolio .............      3.92%           19.99%        6.92%
Russell 1000 Index .................................      3.33%           19.48%        9.83%
S&P 500 Index ......................................      3.44%           19.11%        9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Bank of America Corp. ....................       4.1%
General Electric Co. .....................       3.5
Bank of New York Co., Inc. (The) .........       3.4
Citigroup, Inc. ..........................       3.1
Pfizer, Inc. .............................       3.0
Lockheed Martin Corp. ....................       3.0
Microsoft Corp. ..........................       2.9
Home Depot, Inc. .........................       2.8
U.S. Bancorp. ............................       2.8
Exxon Mobil Corp. ........................       2.4
------------------------------------------  -------------
  Total                                         31.0%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Financials                                 23.2%
Consumer Discretionary                     15.8%
Industrials                                15.3%
Health Care                                 9.9%
Energy                                      8.8%
Information Technology                      8.7%
Consumer Staples                            7.0%
Utilities                                   4.7%
Telecommunication Services                  3.5%
Materials                                   3.4%
Other                                      (0.3)%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--100.3%
CONSUMER DISCRETIONARY--15.8%
AUTO COMPONENTS--0.7%
Delphi Corp. ...............................................       1,780   $   19,010
                                                                           ----------
HOUSEHOLD DURABLES--3.4%
Koninklijke Philips Electronics NV
   (NY Registered Shares) ..................................       2,132       57,990
Newell Rubbermaid, Inc. ....................................       1,660       39,010
                                                                           ----------
                                                                               97,000
                                                                           ----------
MEDIA--7.6%
Clear Channel Communications,
   Inc. ....................................................         460       16,997
Comcast Corp. (Class A
   Non-Voting) * ...........................................         900       24,849
EchoStar Communications
   Corp., Class A * ........................................       1,480       45,510
Interpublic Group of Cos., Inc. * ..........................         520        7,140
News Corp., Ltd., ADR ......................................       2,002       65,826
Tribune Co. ................................................         565       25,730
Viacom, Inc. (Class B) .....................................         800       28,576
                                                                           ----------
                                                                              214,628
                                                                           ----------
SPECIALTY RETAIL--4.1%
Home Depot, Inc. ...........................................       2,240       78,848
Limited Brands, Inc. .......................................       1,914       35,792
                                                                           ----------
                                                                              114,640
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  445,278
                                                                           ----------
CONSUMER STAPLES--7.0%
BEVERAGES--3.8%
Coca-Cola Co. (The) ........................................         700       35,336
Diageo plc, ADR ............................................         710       38,872
PepsiCo, Inc. ..............................................         620       33,406
                                                                           ----------
                                                                              107,614
                                                                           ----------
FOOD PRODUCTS--0.9%
Sara Lee Corp. .............................................       1,066       24,507
                                                                           ----------
HOUSEHOLD PRODUCTS--2.3%
Clorox Co. .................................................         560       30,117
Procter & Gamble Co. .......................................         620       33,753
                                                                           ----------
                                                                               63,870
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  195,991
                                                                           ----------
ENERGY--8.8%
ENERGY EQUIPMENT & SERVICES--1.1%
Cooper Cameron Corp. * .....................................         620       30,194
                                                                           ----------
OIL & GAS--7.7%
BP plc, ADR ................................................       1,060       56,784
ChevronTexaco Corp. ........................................         510       47,996
Exxon Mobil Corp. ..........................................       1,538       68,303
Unocal Corp. ...............................................       1,193       45,334
                                                                           ----------
                                                                              218,417
                                                                           ----------
   TOTAL ENERGY ............................................                  248,611
                                                                           ----------
FINANCIALS--23.2%
CAPITAL MARKETS--4.7%
Bank of New York Co., Inc. (The) ...........................       3,206       94,513
Morgan Stanley Co. .........................................         740       39,050
                                                                           ----------
                                                                              133,563
                                                                           ----------
COMMERCIAL BANKS--9.8%
Bank of America Corp. ......................................       1,360   $  115,083
PNC Financial Services Group, Inc. .........................         645       34,237
U.S. Bancorp. ..............................................       2,844       78,381
Wells Fargo & Co. ..........................................         820       46,928
                                                                           ----------
                                                                              274,629
                                                                           ----------
CONSUMER FINANCE--1.1%
MBNA Corp. .................................................       1,140       29,401
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES--3.1%
Citigroup, Inc. ............................................       1,891       87,931
                                                                           ----------
INSURANCE--3.7%
American International Group, Inc. .........................         800       57,024
XL Capital Ltd. (Class A) ..................................         641       48,370
                                                                           ----------
                                                                              105,394
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--0.8%
Federal Home Loan Mortgage Corp. ...........................         370       23,421
                                                                           ----------
   TOTAL FINANCIALS ........................................                  654,339
                                                                           ----------
HEALTH CARE--9.9%
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Applera Corp. - Applied
   Biosystems Group
   (Tracking Stock) ........................................       1,020       22,185
Guidant Corp. ..............................................         380       21,234
                                                                           ----------
                                                                               43,419
                                                                           ----------
HEALTH CARE PROVIDERS & SERVICES--2.2%
AmerisourceBergen Corp. ....................................         660       39,455
Cigna Corp. ................................................         331       22,776
                                                                           ----------
                                                                               62,231
                                                                           ----------
PHARMACEUTICALS--6.2%
Johnson & Johnson ..........................................         830       46,231
Pfizer, Inc. ...............................................       2,450       83,986
Wyeth ......................................................       1,190       43,031
                                                                           ----------
                                                                              173,248
                                                                           ----------
   TOTAL HEALTH CARE .......................................                  278,898
                                                                           ----------
INDUSTRIALS--15.3%
AEROSPACE & DEFENSE--5.8%
Honeywell International, Inc. ..............................         989       36,227
Lockheed Martin Corp. ......................................       1,600       83,328
Northrop Grumman Corp. .....................................         840       45,108
                                                                           ----------
                                                                              164,663
                                                                           ----------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Pitney Bowes, Inc. .........................................         300       13,275
                                                                           ----------
ELECTRICAL EQUIPMENT--1.6%
Cooper Industries Ltd. (Class A) ...........................         300       17,823
Emerson Electric Co. .......................................         440       27,962
                                                                           ----------
                                                                               45,785
                                                                           ----------
INDUSTRIAL CONGLOMERATES--7.0%
General Electric Co. .......................................       3,069       99,436
Textron, Inc. ..............................................         834       49,498

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LEVIN LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--(CONTINUED)
INDUSTRIAL CONGLOMERATES--(CONTINUED)
Tyco International, Ltd. ...................................       1,452   $   48,119
                                                                           ----------
                                                                              197,053
                                                                           ----------
MACHINERY--0.4%
ITT Industries, Inc. .......................................         130       10,790
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  431,566
                                                                           ----------
INFORMATION TECHNOLOGY--8.7%
COMPUTERS & PERIPHERALS--3.1%
Hewlett-Packard Co. ........................................       2,434       51,358
International Business
   Machines Corp. ..........................................         409       36,053
                                                                           ----------
                                                                               87,411
                                                                           ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Thermo Electron Corp. * ....................................       1,023       31,447
                                                                           ----------
IT SERVICES--1.6%
Accenture, Ltd. (Class A) * ................................       1,637       44,985
                                                                           ----------
SOFTWARE--2.9%
Microsoft Corp. ............................................       2,860       81,681
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  245,524
                                                                           ----------
MATERIALS--3.4%
CHEMICALS--2.5%
Dow Chemical Co. ...........................................         920       37,444
PPG Industries, Inc. .......................................         500       31,245
                                                                           ----------
                                                                               68,689
                                                                           ----------
METALS & MINING--0.9%
Alcan, Inc. ................................................         618       25,585
                                                                           ----------
   TOTAL MATERIALS .........................................                   94,274
                                                                           ----------
TELECOMMUNICATION SERVICES--3.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
SBC Communications, Inc. ...................................       1,940       47,045
Verizon Communications, Inc. ...............................       1,422       51,462
                                                                           ----------
   TOTAL TELECOMMUNICATION SERVICES ........................                   98,507
                                                                           ----------
UTILITIES--4.7%
ELECTRIC UTILITIES--3.9%
Entergy Corp. ..............................................       1,000       56,010
FirstEnergy Corp. ..........................................         200        7,482
PG&E Corp. * ...............................................       1,200       33,528
Xcel Energy, Inc. ..........................................         840       14,036
                                                                           ----------
                                                                              111,056
                                                                           ----------
MULTI-UTILITIES & UNREGULATED POWER--0.8%
Williams Cos., Inc. ........................................       1,869       22,241
                                                                           ----------
   TOTAL UTILITIES .........................................                  133,297
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$2,515,086) .........................................                2,826,285
                                                                           ----------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--0.7%
REPURCHASE AGREEMENT **--0.7%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $18,087
   (Cost--$18,086) .........................................     $18,086   $   18,086
                                                                           ----------
TOTAL INVESTMENTS--101.0%
(Cost--$2,533,172) .........................................                2,844,371
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(1.0)% ..........................................                  (26,797)
                                                                           ----------
NET ASSETS--100.0% .........................................               $2,817,574
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   While the first six months of 2004 brought modestly positive returns for the U.S. equity markets, in March we saw the first meaningful downtrend in U.S. equities since March of 2003. Uncertainty over the direction of the U.S. economy and renewed concerns over the geopolitical situation were the primary catalysts behind the downtrend. This correction continued through mid-May, as expectations that the Federal Reserve would soon begin to raise short-term interest rates added to the incertitude. By mid-May however, a rally commenced, which endured through the end of the quarter as a renewed focus on strong corporate earnings offset expectations of rising short term interest rates. These expectations were justified, with a 25 basis point increase in the Federal Funds Rate being announced on June 30. While smaller cap stocks once again generally outperformed their larger cap brethren during the first half of 2004, style impact was for the most part indistinct. The more defensive sectors of the market did however generally outperform areas like Technology and Consumer Discretionary. To that end, our Relative Value strategy modestly outperformed the Russell 1000 Value and S&P 500 Indexes, which gained 3.9% and 3.4%.

   Likewise, the first six months of 2004 produced a mixed view on the U.S. economic landscape. After encouraging non-farm payroll growth through the first five months of the year, June saw 112,000 new jobs added against consensus estimates of nearly twice that amount. Moreover, broadly stronger manufacturing data through May seemed to moderate in June, as the Chicago Purchasing Managers Index, for example, reflected 56.4% versus 68% in the prior month. On a more positive note, as already mentioned, strong corporate earnings growth continued in the second quarter, which should be a precursor to an increase in capital expenditures. Moreover, consumer confidence reached a two-year high of 101.9 in June versus 93.1 in May, which was due in part to the continued rise in real disposable income (courtesy of recent tax cuts).

   We tend to think the June jobs report will prove to be an exception, with our primary concern rather being over the gradual acceleration of inflation in the U.S. This acceleration increases the likelihood that the increase in the Federal Funds Rate announced on June 30 is the first of a series of increases. Rising short-term interest rates would in our view create a headwind for U.S. equity prices, offsetting the beneficial impact of strong growth in corporate earnings, capital spending, and employment. Overall, our posture toward the U.S. equity market thus remains cautious over the intermediate term. Over the longer term, we continue to believe that total investment returns will average in the mid-to-high single digit range. High valuation levels and the ending of a more-than 20-year trend toward lower inflation and interest rates will likely limit progress in share prices.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   We made two new purchases in the first half of 2004, including Bristol-Meyers Squibb Co. in February and General Motors Corp. in June. Share price weakness in Bristol-Myers has in our view been overdone, and the resulting valuation, including above-average dividend yield, is particularly attractive to us. We also believe, like our favorable opinion of the Pharmaceutical industry generally, that the product pipeline should prove more profitable than reflected in current consensus. Regarding General Motors Corp., the dramatic improvement in the company's management in terms of achieving significantly improved cost controls, higher product quality and more exciting product offerings in our view seems unrecognized by the shares at current levels. The company's position as the second largest player in the Chinese market should also contribute to earnings progress in the years ahead. We also trimmed a number of positions so far this year, including Energy East Corp., SBC Communications, Inc., Marshall & Ilsley Corp., Huntington Bancshares, Inc., and Beckman Coulter, Inc. Historically, our strategy has held between 30-40 stocks, and with presently 34 holdings, our intention is to target the number of portfolio holdings at the higher end of this range. Finally, we sold our minor position in Hospira, Inc., which we inherited purely a result of the company's spin-off from Abbott Laboratories.

   For the second quarter of 2004, our exposure to the Financials sector produced the best relative performance versus the Russell 1000 Value Index. The performance of our individual stock positions, led by The Hartford Financial Services Group, was the primary contributor to the positive relative

================================================================================

returns, along with our smaller allocation to Financials versus that of the performance benchmark. Health Care and Industrials also made positive contributions with both selection and our overweight positions versus the performance benchmark favorably impacting overall performance. Boeing was the best individual performer for the quarter as the company is receiving strong interest in its new 7E7 "Dreamliner" concept, along with continued momentum in its growing defense business.

   On the flip side, the poorest performing sectors for the quarter on a relative basis were Materials and Information Technology. Our position in Weyerhaeuser (WY) lost ground for the quarter, after announcing a 14.5 million common share offering, against positive performance from Materials holdings in the index. We believe WY is well positioned to benefit from recent upward trends in paper and pulp pricing, which appear to be sticking. Moreover, the shares offer a solid dividend yield, and we believe management is keenly focused on continuing to strengthen the balance sheet. Finally, we still believe our underweight position in Information Technology is the prudent place to be. Even after recent share price weakness in areas like semiconductors and enterprise software, we have not seen much so far this year in terms of compelling valuation.

   With a few key exceptions, the Roszel/MLIM Relative Value Portfolio remains relatively neutral to the S&P 500's sector weights. We have targeted our maximum underweight allocation to Information Technology, which is approximately one-half its weighting in the S&P 500. We are also underweight Financials and Consumer Staples, and remain overweight in the Health Care, Energy, Telecommunication, and Utilities sectors. We will continue to adhere to our disciplined, intensive approach to fundamental research, which will remain the key to finding attractively valued companies in a stock market which appears expensive on a historic basis.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, MERRILL LYNCH INVESTMENT MANAGERS, L.P.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/MLIM Relative Value Portfolio ...............      4.14%           20.42%        11.49%
Russell 1000 Value Index ...........................      3.94%           21.13%         9.50%
S&P 500 Index ......................................      3.44%           19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Boeing Co. (The) .........................       3.5%
ConocoPhillips, Inc. .....................       3.4
Hartford Financial Services
  Group, Inc. ............................       3.4
Kimberly-Clark Corp. .....................       3.3
Exxon Mobil Corp. ........................       3.2
ChevronTexaco Corp. ......................       3.2
Baxter International, Inc. ...............       3.2
Archer-Daniels-Midland Co. ...............       3.2
Allstate Corp. (The) .....................       3.1
Burlington Northern Santa Fe
  Corp. ..................................       3.1
------------------------------------------  -------------
  Total                                         32.6%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Financials                                 16.8%
Health Care                                16.1%
Industrials                                12.1%
Consumer Discretionary                     11.4%
Energy                                      9.9%
Consumer Staples                            9.4%
Information Technology                      8.5%
Utilities                                   5.2%
Telecommunication Services                  5.1%
Materials                                   2.9%
Other                                       2.6%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES        VALUE
                                                               ---------   -----------
COMMON STOCKS--97.4%
CONSUMER DISCRETIONARY--11.4%
AUTOMOBILES--2.4%
General Motors Corp. .......................................       8,600   $   400,674
                                                                           -----------
LEISURE EQUIPMENT & PRODUCTS--2.9%
Mattel, Inc. ...............................................      25,681       468,678
                                                                           -----------
MULTILINE RETAIL--3.1%
J.C. Penney Co., Inc. ......................................      13,314       502,737
                                                                           -----------
SPECIALTY RETAIL--3.0%
Limited Brands, Inc. .......................................      26,017       486,518
                                                                           -----------
   TOTAL CONSUMER DISCRETIONARY ............................                 1,858,607
                                                                           -----------
CONSUMER STAPLES--9.4%
FOOD PRODUCTS--6.1%
Archer-Daniels-Midland Co. .................................      30,818       517,126
ConAgra Foods, Inc. ........................................      17,845       483,243
                                                                           -----------
                                                                             1,000,369
                                                                           -----------
HOUSEHOLD PRODUCTS--3.3%
Kimberly-Clark Corp. .......................................       8,125       535,275
                                                                           -----------
   TOTAL CONSUMER STAPLES ..................................                 1,535,644
                                                                           -----------
ENERGY--9.9%
OIL & GAS--9.9%
ChevronTexaco Corp. ........................................       5,571       524,287
ConocoPhillips, Inc. .......................................       7,322       558,595
Exxon Mobil Corp. ..........................................      11,873       527,280
                                                                           -----------
   TOTAL ENERGY ............................................                 1,610,162
                                                                           -----------
FINANCIALS--16.8%
COMMERCIAL BANKS--7.4%
Huntington Bancshares, Inc. ................................      16,940       387,926
Marshall & Ilsley Corp. ....................................       9,155       357,869
Wachovia Corp. .............................................      10,161       452,165
                                                                           -----------
                                                                             1,197,960
                                                                           -----------
INSURANCE--6.6%
Allstate Corp. (The) .......................................      10,999       512,003
Hartford Financial Services
   Group, Inc. .............................................       8,102       556,932
                                                                           -----------
                                                                             1,068,935
                                                                           -----------
THRIFTS & MORTGAGE FINANCE--2.8%
Washington Mutual, Inc. ....................................      11,930       460,975
                                                                           -----------
   TOTAL FINANCIALS ........................................                 2,727,870
                                                                           -----------
HEALTH CARE--16.1%
HEALTH CARE EQUIPMENT & SUPPLIES--5.5%
Baxter International, Inc. .................................      15,100       521,101
Beckman Coulter, Inc. ......................................       6,049       368,989
                                                                           -----------
                                                                               890,090
                                                                           -----------
PHARMACEUTICALS--10.6%
Abbott Laboratories ........................................      10,076       410,698
Bristol-Myers Squibb Co. ...................................      16,700       409,150
Merck & Co., Inc. ..........................................      10,562       501,695
Wyeth ......................................................      11,360   $   410,777
                                                                           -----------
                                                                             1,732,320
                                                                           -----------
   TOTAL HEALTH CARE .......................................                 2,622,410
                                                                           -----------
INDUSTRIALS--12.1%
AEROSPACE & DEFENSE--3.5%
Boeing Co. (The) ...........................................      11,176       570,982
                                                                           -----------
MACHINERY--3.0%
Ingersoll-Rand Co. (Class A) ...............................       6,994       477,760
                                                                           -----------
ROAD & RAIL--5.6%
Burlington Northern Santa Fe
   Corp. ...................................................      14,509       508,831
Union Pacific Corp. ........................................       6,829       405,984
                                                                           -----------
                                                                               914,815
                                                                           -----------
   TOTAL INDUSTRIALS .......................................                 1,963,557
                                                                           -----------
INFORMATION TECHNOLOGY--8.5%
COMPUTERS & PERIPHERALS--5.4%
Hewlett-Packard Co. ........................................      21,006       443,227
International Business
   Machines Corp. ..........................................       4,975       438,546
                                                                           -----------
                                                                               881,773
                                                                           -----------
OFFICE ELECTRONICS--3.1%
Xerox Corp. * ..............................................      35,030       507,935
                                                                           -----------
   TOTAL INFORMATION TECHNOLOGY ............................                 1,389,708
                                                                           -----------
MATERIALS--2.9%
PAPER & FOREST PRODUCTS--2.9%
Weyerhaeuser Co. ...........................................       7,400       467,088
                                                                           -----------
TELECOMMUNICATION SERVICES--5.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.1%
SBC Communications, Inc. ...................................      14,240       345,320
Verizon Communications, Inc. ...............................      13,634       493,414
                                                                           -----------
   TOTAL TELECOMMUNICATION
     SERVICES ..............................................                   838,734
                                                                           -----------
UTILITIES--5.2%
ELECTRIC UTILITIES--2.8%
FPL Group, Inc. ............................................       7,188       459,673
                                                                           -----------
MULTI-UTILITIES & UNREGULATED POWER--2.4%
Energy East Corp. ..........................................      15,717       381,137
                                                                           -----------
   TOTAL UTILITIES .........................................                   840,810
                                                                           -----------
TOTAL COMMON STOCKS
(Cost--$12,991,198) ........................................                15,854,590
                                                                           -----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM RELATIVE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT        VALUE
                                                               ---------   -----------
SHORT-TERM SECURITIES--2.9%
REPURCHASE AGREEMENT **--2.9%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $461,013
   (Cost--$460,998) ........................................    $460,998   $   460,998
                                                                           -----------
TOTAL INVESTMENTS--100.3%
(Cost--$13,452,196) ........................................                16,315,588
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.3)% ..........................................                   (40,752)
                                                                           -----------
NET ASSETS--100.0% .........................................               $16,274,836
                                                                           ===========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SOUND LARGE CAP CORE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Performance of the US economy in the first half of 2004 was strong, with real GDP growth of about 4% in the first half. S&P 500 operating earnings rose 26% in the first quarter and an expected 22% in the second quarter. The unemployment rate was constant at 5.6% and net new jobs created, as measured by the payroll survey, rose by 1.3 million. Despite this strong economic background, performance of the US equity markets was directionless and essentially flat for the period, with an anemic gain of only 3.5% by mid-year. As a result, the market price/earnings ratio was meaningfully compressed, from 20x earnings at December 31, 2003 to 18.4x earnings at June 30, 2004. This rebasing of market valuation should help provide a fundamental underpinning for better stock performance in the future. Sound Capital Partners continues to believe that the S&P 500 can deliver a 10% total return for 2004.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Roszel/Sound Large Cap Core Portfolio is broadly diversified relative to the S&P 500, following a consistent discipline of keeping all major sectors within +/-5% of their absolute weight in the index. This diversification consistently results in low portfolio volatility and generally in market-like performance. In the first half of 2004, the Portfolio underperformed the S&P 500 Index by 1.05%. Most of the under performance came during the months of March and April, when the market turned abruptly defensive, penalizing the pro-cyclical tilt in the Portfolio. As market performance improved in the Industrials, Technology, Energy and Materials sectors, all overweighted in the Portfolio, the underperformance narrowed. Sound Capital Partners believes a moderate pro-cyclical tilt continues to be appropriate given our current economic outlook entering the second half. The recovery in performance after April was mostly driven by the decision to maintain a large overweight in Industrials despite the market "head fake" in March and April.

   In the first half of 2004, the best sector performance in the S&P 500 came in Energy, Industrials and Consumer Staples. The poorest performance was in Technology, Materials and Consumer Discretionary. The Portfolio overweighted both Energy and Industrials during this period. Consumer Staples was modestly underweighted, but is a much larger sector in the Portfolio than it was last year. Consumer Discretionary is now underweighted as well. The market opened the year with the Telecommunications sector initially leading the way, driven by a takeover and rumors of more to come, but this sector's performance faded as the first half developed. The Portfolio avoided Telecommunications exposure throughout, given weak sector fundamentals. During the first half, exposure in Utilities was eliminated, in anticipation of poor expected sector performance in the face of rising interest rates. Besides the move to overweight Energy, the largest sector moves in the first half were made in the Consumer sectors as their relative positions switched. The weight in Consumer Staples was increased as new ideas were surfaced and as existing holdings outperformed. Consumer Discretionary, in turn, was reduced to underweight.

   The Portfolio's best sector performance in the first half came in Consumer Staples due to excellent stock selection. The first quarter additions of Dean Foods (DF) and Alberto-Culver (ACV) contributed, as did Costco Wholesale (COST), newly introduced in the second quarter. Expected future margin improvement is the common theme to each of these stocks. Colgate-Palmolive (CL) performance recovered strongly early in 2004 after underperforming last year. The next best sector performance came in Industrials, again due to superior stock selection driven largely by Tyco International (TYC), the largest contributor to out performance in the first half. Eaton Corp. (ETN) was also a major contributor. General Dynamics (GD) was added in the first quarter and contributed. Energy was the third largest contributor, where Valero Energy (VLO), added in the first quarter, was the biggest factor. National Oilwell (NOI) also contributed and was new in the first quarter. Marathon Oil (MRO) was added in the second quarter and out performed as well. Other new stocks in the first half are AIG in Finance, Medimmune (MEDI) and Amgen (AMGN) in Health Care, Applied Materials (AMAT) in Technology and Home Depot (HD) in Consumer Discretionary.

================================================================================

   The worst performing sector for the period was Health Care. Most of the under performance was due to a sharp sell-off in Barr Pharmaceuticals (BRL), a generic drug stock. The stock continues to be owned as it is our present view that the market has over reacted in marking it down and that fundamentals for Barr and generic manufacturers generally remain attractive. Wyeth (WYE) also hurt performance in Health Care after re-emergence of the adequacy of diet drug reserves as a focus of investors. This name also remains in the Portfolio under close review. UnitedHealth Group (UNH) was eliminated from the Portfolio in the first half despite five years of excellent performance due to concerns about prospects for managed care's future enrollment and revenue growth in the face of competition from non-profit "Blues" providers.

   A "hold constant" analysis of the Portfolio for the first half of 2004 shows a net gain of 50 basis points of performance from the net impact of stocks traded during the period.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, SOUND CAPITAL PARTNERS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SOUND LARGE CAP CORE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Sound Large Cap Core Portfolio ..............      1.39%           14.41%        7.90%
S&P 500 Index ......................................      3.44%           19.11%        9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
General Electric Co. .....................       5.1%
Microsoft Corp. ..........................       4.5
Tyco International, Ltd. .................       4.3
Exxon Mobil Corp. ........................       3.9
Citigroup, Inc. ..........................       3.8
Intel Corp. ..............................       2.8
Cisco Systems, Inc. ......................       2.8
American Express Co. .....................       2.6
CIT Group, Inc. ..........................       2.5
Alcoa, Inc. ..............................       2.4
------------------------------------------  -------------
  Total                                         34.7%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology                     19.8%
Financials                                 19.5%
Industrials                                16.6%
Consumer Staples                           10.8%
Health Care                                 9.6%
Energy                                      9.6%
Consumer Discretionary                      9.4%
Materials                                   4.4%
Other                                       0.3%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SOUND LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--9.4%
MEDIA--5.7%
Comcast Corp. (Class A
   Non-Voting) * ...........................................         900   $   24,849
Viacom, Inc. (Class B) .....................................         278        9,930
Walt Disney Co. ............................................         932       23,757
                                                                           ----------
                                                                               58,536
                                                                           ----------
MULTILINE RETAIL--1.2%
Target Corp. ...............................................         277       11,764
                                                                           ----------
SPECIALTY RETAIL--2.5%
Best Buy Co., Inc. .........................................         214       10,858
Home Depot, Inc. ...........................................         424       14,925
                                                                           ----------
                                                                               25,783
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                   96,083
                                                                           ----------
CONSUMER STAPLES--10.8%
BEVERAGES--1.8%
PepsiCo, Inc. ..............................................         341       18,373
                                                                           ----------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale Corp. * ...................................         499       20,494
                                                                           ----------
FOOD PRODUCTS--1.7%
Dean Foods Co. * ...........................................         465       17,349
                                                                           ----------
HOUSEHOLD PRODUCTS--4.0%
Colgate-Palmolive Co. ......................................         318       18,587
Procter & Gamble Co. .......................................         410       22,321
                                                                           ----------
                                                                               40,908
                                                                           ----------
PERSONAL PRODUCTS--1.3%
Alberto-Culver Co. .........................................         256       12,836
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  109,960
                                                                           ----------
ENERGY--9.6%
ENERGY EQUIPMENT & SERVICES--1.0%
National-Oilwell, Inc. * ...................................         317        9,982
                                                                           ----------
OIL & GAS--8.6%
Exxon Mobil Corp. ..........................................         898       39,880
Marathon Oil Corp. .........................................         302       11,428
Occidental Petroleum Corp. .................................         360       17,427
Valero Energy Corp. ........................................         268       19,768
                                                                           ----------
                                                                               88,503
                                                                           ----------
   TOTAL ENERGY ............................................                   98,485
                                                                           ----------
FINANCIALS--19.5%
CAPITAL MARKETS--3.9%
Bank of New York Co., Inc. (The) ...........................         284        8,372
Goldman Sachs Group, Inc. ..................................         144       13,559
Lehman Brothers Holdings, Inc. .............................         239       17,985
                                                                           ----------
                                                                               39,916
                                                                           ----------
COMMERCIAL BANKS--1.6%
Wells Fargo & Co. ..........................................         296       16,940
                                                                           ----------
CONSUMER FINANCE--2.6%
American Express Co. .......................................         512   $   26,307
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES--6.3%
CIT Group, Inc. ............................................         669       25,616
Citigroup, Inc. ............................................         831       38,642
                                                                           ----------
                                                                               64,258
                                                                           ----------
INSURANCE--3.6%
American International Group, Inc. .........................         216       15,396
Marsh & McLennan Cos., Inc. ................................         465       21,102
                                                                           ----------
                                                                               36,498
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--1.5%
Washington Mutual, Inc. ....................................         405       15,649
                                                                           ----------
   TOTAL FINANCIALS ........................................                  199,568
                                                                           ----------
HEALTH CARE--9.6%
BIOTECHNOLOGY--3.0%
Amgen, Inc. * ..............................................         235       12,824
Medimmune, Inc. * ..........................................         772       18,065
                                                                           ----------
                                                                               30,889
                                                                           ----------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Stryker Corp. ..............................................         190       10,450
                                                                           ----------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Caremark Rx, Inc. * ........................................         383       12,616
                                                                           ----------
PHARMACEUTICALS--4.3%
Barr Pharmaceuticals, Inc. * ...............................         366       12,334
Pfizer, Inc. ...............................................         379       12,992
Wyeth ......................................................         506       18,297
                                                                           ----------
                                                                               43,623
                                                                           ----------
   TOTAL HEALTH CARE .......................................                   97,578
                                                                           ----------
INDUSTRIALS--16.6%
AEROSPACE & DEFENSE--3.2%
General Dynamics Corp. .....................................         116       11,519
United Technologies Corp. ..................................         227       20,766
                                                                           ----------
                                                                               32,285
                                                                           ----------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Cendant Corp. ..............................................         909       22,252
                                                                           ----------
INDUSTRIAL CONGLOMERATES--9.3%
General Electric Co. .......................................       1,598       51,775
Tyco International, Ltd. ...................................       1,314       43,546
                                                                           ----------
                                                                               95,321
                                                                           ----------
MACHINERY--1.9%
Eaton Corp. ................................................         309       20,005
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  169,863
                                                                           ----------
INFORMATION TECHNOLOGY--19.8%
COMMUNICATIONS EQUIPMENT--4.9%
Cisco Systems, Inc. * ......................................       1,190       28,203
Motorola, Inc. .............................................       1,207       22,028
                                                                           ----------
                                                                               50,231
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SOUND LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--(CONTINUED)
COMPUTERS & PERIPHERALS--4.1%
Dell, Inc. * ...............................................         646   $   23,140
EMC Corp. * ................................................       1,650       18,810
                                                                           ----------
                                                                               41,950
                                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--6.3%
Applied Materials, Inc. * ..................................         953       18,698
Intel Corp. ................................................       1,023       28,235
Texas Instruments, Inc. ....................................         737       17,820
                                                                           ----------
                                                                               64,753
                                                                           ----------
SOFTWARE--4.5%
Microsoft Corp. ............................................       1,606       45,867
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  202,801
                                                                           ----------
MATERIALS--4.4%
CHEMICALS--2.0%
Praxair, Inc. ..............................................         508       20,274
                                                                           ----------
METALS & MINING--2.4%
Alcoa, Inc. ................................................         756       24,971
                                                                           ----------
   TOTAL MATERIALS .........................................                   45,245
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$903,888) ...........................................                1,019,583
                                                                           ----------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--1.3%
REPURCHASE AGREEMENT **--1.3%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $13,118
   (Cost--$13,118) .........................................     $13,118   $   13,118
                                                                           ----------
TOTAL INVESTMENTS--101.0%
(Cost--$917,006) ...........................................                1,032,701
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(1.0)% ..........................................                  (10,302)
                                                                           ----------
NET ASSETS--100.0% .........................................               $1,022,399
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Although the economic recovery has broadened, employment has picked up, and corporate earnings news continues to be bright, investors seem paralyzed by fear of terrorism, disturbing news out of Iraq, high oil prices, and slightly higher interest rates last quarter.

   The year started out strong and by the first week in March was up over 4%. However, from then through June, the market weakened despite strong corporate earnings reports and better than expected employment and manufacturing reports, due to the above mentioned concerns. By the end of May, several of these concerns began to diminish as Saudi Arabia and OPEC announced the need for increased output in an effort to stabilize and perhaps reduce oil prices. As a result of these events, the equity market finally moved higher.

   Throughout the first half of the year, the Federal Reserve signaled to investors that higher Federal Funds Rates were forthcoming, but would be gradual in nature. They took the first step on June 30th with a 0.25% increase in the Funds rate. Fortunately, initial Fed rate hikes haven't historically hurt stock prices.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/INVESCO-NAM Large Cap Core Portfolio rose 0.31% during the first half of the year, trailing the S&P 500 benchmark by just over 3%. Although our heavier weightings in the more cyclical sectors benefited our performance overall, our underweight in the Energy sector and poor selection in the Information Technology sector sealed our fate this year.

   Our worst performing sector was Information Technology as the positive performance generated by our overweight position was negated by poor selection. Several of our semiconductor stocks, in particular Altera, Applied Materials, and Texas Instruments performed poorly, as did Jabil Circuits, the contract manufacturer.

   Behind Technology, our second worst performing sector was Energy. Our zero weighting in Energy stocks cost us significant relative performance. We continue to believe that the price of oil and natural gas is too high, and now is not the time to be buying energy stocks. But the underweight position hurt our performance so far this year.

   Both weighting and selection in Financials hurt our performance. Poor performance by Goldman Sachs, Morgan Stanley and Fannie Mae (which react negatively to rising interest rates) offset solid returns from the mortgage insurers PMI and Radian, (which act as a hedge against rising rates). Clearly, moderating market activity will prove difficult for the more market sensitive names. However, given our expectations for better markets and stronger M&A activity for the remainder of the year, we are maintaining our position.

   On a positive note, our weighting and selection within the Materials sector contributed to outperformance relative to the S&P 500. Praxair, Emerson, and International Paper all performed well due to solid operating results amid further signs of economic recovery.

   Additionally, our underweight position and good selection within the Consumer Staples area helped our performance. Our overweight in Walgreens and underweight in Wal Mart added relative performance, respectively. We continue to be very selective with staples names due to generally slow growth rates and pricey valuation levels.

   The sectors with the slowest growth expectations are the more defensive Consumer Staples, Utilities, and Telecom sectors. As a result we currently maintain, underweight positions relative to the S&P 500, which has helped our performance this year.

   The Portfolio's attribute weightings changed somewhat during the first half. Exposure to the growth attribute increased to 45% with the addition of upscale retailer Tiffany's, and industrial conglomerate Illinois Tool Works. We also bought Boston Scientific based upon strong revenue and earnings growth

================================================================================

driven by their new Taxus drug eluting stent, and First Data Corp, due to improving fundamentals and valuation levels.

   The low P/E attribute, which ended the first half at 34% of the Portfolio, has underperformed this year as many of the cyclical stocks within the group lagged. We also sold Freddie Mac due to ongoing questions about their earnings quality, and concerns about the political pressure they continue to face.

   Our exposure to the yield attribute declined below the minimum exposure limit of 20% as a result of the sale of Masco and Allstate. That was remedied by the purchase of JP Morgan, which is now combined with Bank One adding a strong retail franchise to the venerable provider of investment banking services and wealth management solutions to high net worth individuals

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, INVESCO - NATIONAL ASSET MANAGEMENT GROUP.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/INVESCO-NAM Large Cap Core Portfolio ........      0.31%           16.52%        5.49%
S&P 500 Index ......................................      3.44%           19.11%        9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Johnson & Johnson ........................       3.9%
Pfizer, Inc. .............................       3.9
Microsoft Corp. ..........................       3.4
Cisco Systems, Inc. ......................       3.3
Federal National Mortgage Assn. ..........       3.1
General Electric Co. .....................       2.6
Citigroup, Inc. ..........................       2.6
Eaton Corp. ..............................       2.5
Intel Corp. ..............................       2.5
Goldman Sachs Group, Inc. ................       2.4
------------------------------------------  -------------
  Total                                         30.2%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology                     25.7%
Financials                                 18.2%
Industrials                                14.5%
Health Care                                11.3%
Materials                                  10.1%
Consumer Discretionary                      9.6%
Consumer Staples                            6.2%
Other                                       4.4%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--95.6%
CONSUMER DISCRETIONARY--9.6%
INTERNET & CATALOG RETAIL--1.5%
eBay, Inc. * ...............................................         400   $   36,780
                                                                           ----------
MEDIA--1.1%
Viacom, Inc. (Class B) .....................................         765       27,326
                                                                           ----------
MULTILINE RETAIL--1.9%
Target Corp. ...............................................       1,144       48,586
                                                                           ----------
SPECIALTY RETAIL--5.1%
Bed Bath & Beyond, Inc. * ..................................         665       25,569
Home Depot, Inc. ...........................................         914       32,173
Lowe's Cos., Inc. ..........................................       1,010       53,075
Tiffany & Co. ..............................................         520       19,162
                                                                           ----------
                                                                              129,979
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  242,671
                                                                           ----------
CONSUMER STAPLES--6.2%
BEVERAGES--1.5%
PepsiCo, Inc. ..............................................         723       38,955
                                                                           ----------
FOOD & STAPLES RETAILING--3.1%
Wal-Mart Stores, Inc. ......................................         407       21,473
Walgreen Co. ...............................................       1,595       57,755
                                                                           ----------
                                                                               79,228
                                                                           ----------
HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Co. .......................................         740       40,286
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  158,469
                                                                           ----------
FINANCIALS--18.2%
CAPITAL MARKETS--7.2%
Bank of New York Co., Inc. (The) ...........................       1,125       33,165
Goldman Sachs Group, Inc. ..................................         650       61,204
J.P. Morgan Chase & Co. ....................................         780       30,240
Morgan Stanley Co. .........................................       1,136       59,947
                                                                           ----------
                                                                              184,556
                                                                           ----------
CONSUMER FINANCE--1.6%
MBNA Corp. .................................................       1,560       40,233
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Citigroup, Inc. ............................................       1,408       65,472
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--6.8%
Federal National Mortgage Assn. ............................       1,099       78,424
PMI Group, Inc. (The) ......................................       1,036       45,087
Radian Group, Inc. .........................................       1,022       48,954
                                                                           ----------
                                                                              172,465
                                                                           ----------
   TOTAL FINANCIALS ........................................                  462,726
                                                                           ----------
HEALTH CARE--11.3%
BIOTECHNOLOGY--1.0%
Amgen, Inc. * ..............................................         460       25,102
                                                                           ----------
HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
Boston Scientific Corp. * ..................................         590   $   25,252
Medtronic, Inc. ............................................         768       37,417
                                                                           ----------
                                                                               62,669
                                                                           ----------
PHARMACEUTICALS--7.8%
Johnson & Johnson ..........................................       1,784       99,369
Pfizer, Inc. ...............................................       2,898       99,344
                                                                           ----------
                                                                              198,713
                                                                           ----------
   TOTAL HEALTH CARE .......................................                  286,484
                                                                           ----------
INDUSTRIALS--14.5%
AEROSPACE & DEFENSE--3.8%
Honeywell International, Inc. ..............................       1,198       43,883
United Technologies Corp. ..................................         560       51,229
                                                                           ----------
                                                                               95,112
                                                                           ----------
ELECTRICAL EQUIPMENT--1.4%
Emerson Electric Co. .......................................         571       36,287
                                                                           ----------
INDUSTRIAL CONGLOMERATES--2.6%
General Electric Co. .......................................       2,066       66,938
                                                                           ----------
MACHINERY--6.7%
Deere & Co. ................................................         420       29,459
Eaton Corp. ................................................       1,000       64,740
Illinois Tool Works, Inc. ..................................         290       27,808
Ingersoll-Rand Co. (Class A) ...............................         694       47,407
                                                                           ----------
                                                                              169,414
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  367,751
                                                                           ----------
INFORMATION TECHNOLOGY--25.7%
COMMUNICATIONS EQUIPMENT--4.5%
Cisco Systems, Inc. * ......................................       3,591       85,107
Qualcomm, Inc. .............................................         408       29,776
                                                                           ----------
                                                                              114,883
                                                                           ----------
COMPUTERS & PERIPHERALS--3.7%
Dell, Inc. * ...............................................       1,447       51,832
EMC Corp. * ................................................       1,066       12,152
International Business Machines
   Corp. ...................................................         350       30,852
                                                                           ----------
                                                                               94,836
                                                                           ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Jabil Circuit, Inc. * ......................................       1,506       37,921
                                                                           ----------
IT SERVICES--1.4%
First Data Corp. ...........................................         780       34,726
                                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--8.9%
Altera Corp. * .............................................       1,376       30,575
Applied Materials, Inc. * ..................................       1,770       34,727
Intel Corp. ................................................       2,296       63,369
Linear Technology Corp. ....................................         910       35,918
Maxim Integrated Products, Inc. ............................         423       22,174
Texas Instruments, Inc. ....................................       1,630       39,413
                                                                           ----------
                                                                              226,176
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/INVESCO-NAM LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--(CONTINUED)
SOFTWARE--5.7%
Microsoft Corp. ............................................       3,025   $   86,394
Oracle Corp. * .............................................       2,331       27,809
Symantec Corp. * ...........................................         700       30,646
                                                                           ----------
                                                                              144,849
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  653,391
                                                                           ----------
MATERIALS--10.1%
CHEMICALS--5.9%
Air Products & Chemicals, Inc. .............................         699       36,663
Du Pont (E.I.) de Nemours & Co. ............................         725       32,204
PPG Industries, Inc. .......................................         402       25,121
Praxair, Inc. ..............................................       1,386       55,315
                                                                           ----------
                                                                              149,303
                                                                           ----------
METALS & MINING--1.3%
Alcoa, Inc. ................................................       1,030       34,021
                                                                           ----------
PAPER & FOREST PRODUCTS--2.9%
International Paper Co. ....................................         980       43,806
Weyerhaeuser Co. ...........................................         462       29,162
                                                                           ----------
                                                                               72,968
                                                                           ----------
   TOTAL MATERIALS .........................................                  256,292
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$2,133,343) .........................................                2,427,784
                                                                           ----------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--3.4%
REPURCHASE AGREEMENT **--3.4%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $87,564
   (Cost--$87,561) .........................................     $87,561   $   87,561
                                                                           ----------
TOTAL INVESTMENTS--99.0%
(Cost--$2,220,904) .........................................                2,515,345
OTHER ASSETS LESS
   LIABILITIES--1.0% .......................................                   25,570
                                                                           ----------
NET ASSETS--100.0% .........................................               $2,540,915
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Prices of U.S. stocks climbed modestly higher in the first half of 2004. Strong economic indicators and corporate fundamentals offset concerns about global security, inflation and interest rates. Equity gains were broad based, with stocks in most sectors, styles and capitalization ranges posting increases. Energy stocks led the market amid persistently high oil prices, while Technology issues lagged following their exceptional performance in 2003. As was the case last year, growth stocks continued to perform in line with value stocks, and small caps outperformed large caps. Small cap leadership showed signs of waning, however, as larger stocks outpaced their smaller counterparts in the second quarter of 2004.

   Economic fundamentals continued to improve throughout the period. The employment market rebounded dramatically, with more than 1 million new jobs created from March through June. May industrial production registered its largest monthly gain since August 1998. Retail sales remained robust, as did the housing market, which reached all-time sales records for both existing and new homes. As expected, the Federal Reserve raised the Fed Funds Rate by 25 basis points to 1.25% on June 30, citing the solid pace of economic expansion.

   Corporate earnings continued to soar as a result of productivity gains, cost-cutting measures and increased pricing power in select industries, such as oil services, food and homebuilding. First quarter operating profits hit a record high in both absolute terms and as a percentage of GDP. As the six-month period drew to a close, expectations for second quarter profit growth among companies in the S&P 500 Index stood at approximately 20%.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/Nicholas-Applegate Large Cap Growth Portfolio rose 1.41% in the six months ended June 30, 2004. The Russell 1000 Growth Index advanced 2.74% during the same period.

   In terms of the Portfolio's absolute performance, most sectors of investment produced solid increases this period. Returns were strongest in the Consumer Staples and Energy groups, where the average position was up more than 10%. Alternatively, the Portfolio's Information Technology exposures declined in price.

   On a comparative basis, stock selection among Information Technology companies was the primary detractor from performance versus the Russell 1000 Growth Index. For example, Intel, a manufacturer of semiconductors, and Applied Materials, a maker of semiconductor capital equipment, were among the Portfolio's major decliners. Issue selection in Health Care and Telecommunications Services groups also hurt relative results.

   On a positive note, stock selection in the Financial sector boosted performance versus the benchmark. One of the Portfolio's best-performing names was Countrywide Financial, a residential mortgage banker. The company reported better-than-expected operating results and continued to gain market share despite declining mortgage activity for the industry as a whole.

   Issue selection among Energy and Consumer Staples stocks also helped the Portfolio on a relative basis. For instance, shares of XTO Energy, an independent oil and gas producer, and Avon Products, the cosmetics company, rose sharply. XTO Energy benefited from high commodity prices and continued to grow through acquisition. Avon Products reported strong sales and widening margins resulting from cost-saving initiatives. In the Consumer Discretionary group, the Portfolio's position in eBay, an operator of a Web-based marketplace, was also a notable performer. The company experienced robust growth in users and is expanding into countries such as China and India.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Nicholas-Applegate Large Cap
 Growth Portfolio ..................................      1.41%           12.52%         6.46%
Russell 1000 Growth Index ..........................      2.74%           17.88%        10.16%
S&P 500 Index ......................................      3.44%           19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Microsoft Corp. ..........................       6.1%
Pfizer, Inc. .............................       4.5
Cisco Systems, Inc. ......................       4.1
Intel Corp. ..............................       4.1
General Electric Co. .....................       3.0
Dell, Inc. ...............................       2.9
Zimmer Holdings, Inc. ....................       2.6
American International Group, Inc. .......       2.5
PepsiCo, Inc. ............................       2.4
Gap, Inc. (The) ..........................       2.4
------------------------------------------  -------------
  Total                                         34.6%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology                     31.7%
Health Care                                19.6%
Consumer Discretionary                     18.9%
Consumer Staples                            7.9%
Financials                                  5.9%
Industrials                                 5.2%
Energy                                      3.4%
Telecommunication Services                  2.3%
Materials                                   2.1%
Other                                       3.0%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--97.0%
CONSUMER DISCRETIONARY--18.9%
HOTELS, RESTAURANTS & LEISURE--1.4%
McDonald's Corp. ...........................................         798   $   20,748
                                                                           ----------
HOUSEHOLD DURABLES--1.5%
Fortune Brands, Inc. .......................................         284       21,422
                                                                           ----------
INTERNET & CATALOG RETAIL--1.9%
eBay, Inc. * ...............................................         299       27,493
                                                                           ----------
MEDIA--5.3%
DIRECTV Group, Inc. (The) * ................................       1,747       29,874
Omnicom Group, Inc. ........................................         235       17,834
Time Warner, Inc. * ........................................       1,561       27,442
                                                                           ----------
                                                                               75,150
                                                                           ----------
MULTILINE RETAIL--3.6%
J.C. Penney Co., Inc. ......................................         800       30,208
Target Corp. ...............................................         486       20,640
                                                                           ----------
                                                                               50,848
                                                                           ----------
SPECIALTY RETAIL--3.9%
Best Buy Co., Inc. .........................................         427       21,666
Gap, Inc. (The) ............................................       1,398       33,902
                                                                           ----------
                                                                               55,568
                                                                           ----------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Coach, Inc. * ..............................................         408       18,438
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  269,667
                                                                           ----------
CONSUMER STAPLES--7.9%
BEVERAGES--2.4%
PepsiCo, Inc. ..............................................         647       34,860
                                                                           ----------
HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. .......................................         512       27,873
                                                                           ----------
PERSONAL PRODUCTS--3.5%
Avon Products, Inc. ........................................         482       22,240
Gillette Co. (The) .........................................         656       27,814
                                                                           ----------
                                                                               50,054
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  112,787
                                                                           ----------
ENERGY--3.4%
ENERGY EQUIPMENT & SERVICES--1.7%
Schlumberger, Ltd. .........................................         371       23,562
                                                                           ----------
OIL & GAS--1.7%
XTO Energy, Inc. ...........................................         837       24,934
                                                                           ----------
   TOTAL ENERGY ............................................                   48,496
                                                                           ----------
FINANCIALS--5.9%
CONSUMER FINANCE--2.0%
Capital One Financial Corp. ................................         431       29,472
                                                                           ----------
INSURANCE--2.5%
American International Group, Inc. .........................         506       36,068
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--1.4%
Countrywide Financial Corp. ................................         282   $   19,810
                                                                           ----------
   TOTAL FINANCIALS ........................................                   85,350
                                                                           ----------
HEALTH CARE--19.6%
BIOTECHNOLOGY--4.1%
Genentech, Inc. * ..........................................         478       26,864
Gilead Sciences, Inc. * ....................................         468       31,356
                                                                           ----------
                                                                               58,220
                                                                           ----------
HEALTH CARE EQUIPMENT & SUPPLIES--6.0%
Bard (C.R.), Inc. ..........................................         380       21,527
St. Jude Medical, Inc. * ...................................         365       27,612
Zimmer Holdings, Inc. * ....................................         414       36,515
                                                                           ----------
                                                                               85,654
                                                                           ----------
HEALTH CARE PROVIDERS & SERVICES--1.5%
UnitedHealth Group, Inc. ...................................         334       20,791
                                                                           ----------
PHARMACEUTICALS--8.0%
Elan Corp. plc, ADR * ......................................       1,197       29,614
Eli Lilly & Co. ............................................         298       20,833
Pfizer, Inc. ...............................................       1,883       64,549
                                                                           ----------
                                                                              114,996
                                                                           ----------
   TOTAL HEALTH CARE .......................................                  279,661
                                                                           ----------
INDUSTRIALS--5.2%
COMMERCIAL SERVICES & SUPPLIES--2.2%
Apollo Group, Inc. (Class A) * .............................         347       30,637
                                                                           ----------
INDUSTRIAL CONGLOMERATES--3.0%
General Electric Co. .......................................       1,338       43,351
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                   73,988
                                                                           ----------
INFORMATION TECHNOLOGY--31.7%
COMMUNICATIONS EQUIPMENT--8.2%
Cisco Systems, Inc. * ......................................       2,484       58,871
Motorola, Inc. .............................................       1,510       27,557
Qualcomm, Inc. .............................................         416       30,360
                                                                           ----------
                                                                              116,788
                                                                           ----------
COMPUTERS & PERIPHERALS--5.1%
Dell, Inc. * ...............................................       1,155       41,372
EMC Corp. * ................................................       2,681       30,564
                                                                           ----------
                                                                               71,936
                                                                           ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
Agilent Technologies, Inc. * ...............................       1,021       29,895
Flextronics International, Ltd. * ..........................         810       12,919
                                                                           ----------
                                                                               42,814
                                                                           ----------
INTERNET SOFTWARE & SERVICES--1.5%
Yahoo!, Inc. * .............................................         603       21,907
                                                                           ----------
OFFICE ELECTRONICS--2.0%
Xerox Corp. * ..............................................       1,996       28,942
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NICHOLAS-APPLEGATE LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--(CONTINUED)
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--5.8%
Applied Materials, Inc. * ..................................       1,239   $   24,309
Intel Corp. ................................................       2,112       58,291
                                                                           ----------
                                                                               82,600
                                                                           ----------
SOFTWARE--6.1%
Microsoft Corp. ............................................       3,065       87,537
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  452,524
                                                                           ----------
MATERIALS--2.1%
CHEMICALS--2.1%
Dow Chemical Co. ...........................................         729       29,670
                                                                           ----------
TELECOMMUNICATION SERVICES--2.3%
WIRELESS TELECOMMUNICATION SERVICES--2.3%
Nextel Communications,
   Inc. (Class A) * ........................................       1,236       32,952
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$1,263,043) .........................................                1,385,095
                                                                           ----------
                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--5.2%
REPURCHASE AGREEMENT **--5.2%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $73,841
   (Cost--$73,839) ........................................      $73,839   $   73,839
                                                                           ----------
TOTAL INVESTMENTS--102.2%
(Cost--$1,336,882) ........................................                 1,458,934
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(2.2)% .........................................                   (31,281)
                                                                           ----------
NET ASSETS--100.0% ........................................                $1,427,653
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The first six months of 2004 saw a perpetuation of the broad economic themes that prevailed at year-end 2003. The economy remained on solid footing with rising employment, increasing capital investment and both corporate profit margins and corporate earnings growth well above trend levels. Strength in the housing and manufacturing sectors, sustained consumer spending and persistent productivity gains all contributed to prospects for continued growth in the economy. In a similar vein, many of the concerns that were foremost at year-end remained unresolved by mid-year 2004. On June 30th, the Federal Reserve raised the Federal Funds Rate by 0.25% and mercifully quashed further speculation as to when they would end their hyper-stimulative monetary policy. How fast and how far interest rates rise continues to be a key ingredient in gauging the ongoing strength of the economy. Lacking hard evidence of a significant spike in inflation, we believe the Fed's "measured pace" of interest rate will not be a significant damper on economic growth this year. The most immediate impact will be felt in a slower housing market but this should be offset by improvement in the employment picture.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/Rittenhouse Large Cap Growth Portfolio trailed its benchmark, the Standard & Poor's 500 Index during the first half of 2004. From a broad perspective, three factors contributed to this relative underperformance. First, smaller capitalization companies on average outperformed large capitalization companies during the period. Secondly, the market tended to favor value styles of investing versus growth styles during the first half of the year. And thirdly, higher quality companies with little economic sensitivity generally had lower returns than low quality, more cyclically sensitive companies. Our investment strategy focuses on high quality, large capitalization, growth oriented stocks and therefore was negatively impacted by the three factors cited above. Importantly, we believe many of the headwinds that have limited the performance of the high quality, large cap growth style of investing are likely to abate. During recent quarters, market sentiment has rewarded those companies whose earnings are most leveraged to a cyclical recovery in the economy. As the recovery matures, market sentiment tends to shift to companies with less cyclical, more sustainable growth in earnings. In the third quarter of this year, the cyclical companies will begin to face tough earnings comparisons with the year-earlier period. At the same time, evidence is mounting that the profit cycle is at or near its peak. Profit margins have approached record levels and interest rates have begun to rise. History suggests that when these factors coalesce sentiment tends to shift away from cyclically-sensitive companies toward those companies that exhibit higher quality, more stable earnings. When this shift occurs the Roszel/Rittenhouse Large Cap Growth Portfolio is well-positioned to benefit. Earnings estimates for 2005 for the companies in this Portfolio suggest less impact of a cyclical nature than for the broad market. Today, the companies in this Portfolio exhibit higher expected revenue growth, higher expected earnings growth and higher return on equity than the average company in the Standard & Poor's 500 Index. Debt-to-capital levels are lower than that of the average company. Strong fundamentals combined with reasonable valuations create a strong opportunity for the market conditions we anticipate. Keeping in mind the key considerations of valuation, earnings prospects and quality we have made several changes to the Portfolio since December 31, 2003. We eliminated Kohls Corp, Nokia, State Street, SLM Corp, Goldman Sachs and Coca-Cola Co. and replaced them with companies we believed offered a better combination of strong earnings growth and reasonable valuation. The companies added to the Portfolio include United Technologies, Wells Fargo, Eli Lilly and Omnicom Group. As the year progresses, we will look to add companies that meet our requirements of solid prospective earnings growth coupled with strong fundamental characteristics.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, RITTENHOUSE ASSET MANAGEMENT, INC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Rittenhouse Large Cap Growth Portfolio ......      0.67%           11.31%        4.70%
S&P 500 Index ......................................      3.44%           19.11%        9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
General Electric Co. .....................       4.6%
American International Group, Inc. .......       4.2
Pfizer, Inc. .............................       4.0
Microsoft Corp. ..........................       3.8
Intel Corp. ..............................       3.7
Citigroup, Inc. ..........................       3.6
Medtronic, Inc. ..........................       3.3
Amgen, Inc. ..............................       3.3
International Business
  Machines Corp. .........................       3.1
Johnson & Johnson ........................       3.0
------------------------------------------  -------------
  Total                                         36.6%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology                     21.2%
Financials                                 19.3%
Health Care                                18.3%
Consumer Staples                           17.2%
Industrials                                11.3%
Consumer Discretionary                      8.8%
Other                                       3.9%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES        VALUE
                                                               ---------   -----------
COMMON STOCKS--96.1%
CONSUMER DISCRETIONARY--8.8%
MEDIA--3.3%
Gannett Co., Inc. ..........................................       3,300   $   280,005
Omnicom Group, Inc. ........................................       1,400       106,246
                                                                           -----------
                                                                               386,251
                                                                           -----------
MULTILINE RETAIL--1.5%
Target Corp. ...............................................       4,000       169,880
                                                                           -----------
SPECIALTY RETAIL--4.0%
Bed Bath & Beyond, Inc. * ..................................       4,900       188,405
Lowe's Cos., Inc. ..........................................       5,400       283,770
                                                                           -----------
                                                                               472,175
                                                                           -----------
   TOTAL CONSUMER DISCRETIONARY ............................                 1,028,306
                                                                           -----------
CONSUMER STAPLES--17.2%
BEVERAGES--5.5%
Anheuser-Busch Cos., Inc. ..................................       6,000       324,000
PepsiCo, Inc. ..............................................       6,100       328,668
                                                                           -----------
                                                                               652,668
                                                                           -----------
FOOD & STAPLES RETAILING--6.9%
Sysco Corp. ................................................       6,000       215,220
Wal-Mart Stores, Inc. ......................................       5,500       290,180
Walgreen Co. ...............................................       8,300       300,543
                                                                           -----------
                                                                               805,943
                                                                           -----------
HOUSEHOLD PRODUCTS--4.8%
Colgate-Palmolive Co. ......................................       4,200       245,490
Procter & Gamble Co. .......................................       5,800       315,752
                                                                           -----------
                                                                               561,242
                                                                           -----------
   TOTAL CONSUMER STAPLES ..................................                 2,019,853
                                                                           -----------
FINANCIALS--19.3%
CAPITAL MARKETS--3.6%
Morgan Stanley Co. .........................................       3,600       189,972
State Street Corp. .........................................       4,700       230,488
                                                                           -----------
                                                                               420,460
                                                                           -----------
COMMERCIAL BANKS--2.4%
Wells Fargo & Co. ..........................................       5,000       286,150
                                                                           -----------
CONSUMER FINANCE--2.2%
MBNA Corp. .................................................      10,000       257,900
                                                                           -----------
DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc. ............................................       9,200       427,800
                                                                           -----------
INSURANCE--7.5%
Aflac, Inc. ................................................       4,900       199,969
American International Group,
   Inc. ....................................................       6,900       491,832
Marsh & McLennan Cos., Inc. ................................       4,100       186,058
                                                                           -----------
                                                                               877,859
                                                                           -----------
   TOTAL FINANCIALS ........................................                 2,270,169
                                                                           -----------
HEALTH CARE--18.3%
BIOTECHNOLOGY--3.2%
Amgen, Inc. * ..............................................       7,000       381,990
                                                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
Medtronic, Inc. ............................................       7,900   $   384,888
Stryker Corp. ..............................................       2,200       121,000
                                                                           -----------
                                                                               505,888
                                                                           -----------
HEALTH CARE PROVIDERS & SERVICES--2.4%
UnitedHealth Group, Inc. ...................................       4,500       280,125
                                                                           -----------
PHARMACEUTICALS--8.4%
Eli Lilly & Co. ............................................       2,300       160,793
Johnson & Johnson ..........................................       6,400       356,480
Pfizer, Inc. ...............................................      13,700       469,636
                                                                           -----------
                                                                               986,909
                                                                           -----------
   TOTAL HEALTH CARE .......................................                 2,154,912
                                                                           -----------
INDUSTRIALS--11.3%
AEROSPACE & DEFENSE--1.2%
United Technologies Corp. ..................................       1,500       137,220
                                                                           -----------
AIR FREIGHT & LOGISTICS--2.7%
United Parcel Service, Inc.
   (Class B) ...............................................       4,200       315,714
                                                                           -----------
INDUSTRIAL CONGLOMERATES--7.4%
3M Co. .....................................................       3,700       333,037
General Electric Co. .......................................      16,700       541,080
                                                                           -----------
                                                                               874,117
                                                                           -----------
   TOTAL INDUSTRIALS .......................................                 1,327,051
                                                                           -----------
INFORMATION TECHNOLOGY--21.2%
COMMUNICATIONS EQUIPMENT--2.6%
Cisco Systems, Inc. * ......................................      13,000       308,100
                                                                           -----------
COMPUTERS & PERIPHERALS--5.8%
Dell, Inc. * ...............................................       8,900       318,798
International Business Machines
   Corp. ...................................................       4,100       361,415
                                                                           -----------
                                                                               680,213
                                                                           -----------
IT SERVICES--2.4%
First Data Corp. ...........................................       6,400       284,928
                                                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--5.3%
Intel Corp. ................................................      15,600       430,560
Texas Instruments, Inc. ....................................       7,600       183,768
                                                                           -----------
                                                                               614,328
                                                                           -----------
SOFTWARE--5.1%
Microsoft Corp. ............................................      15,800       451,248
Oracle Corp. * .............................................      12,500       149,125
                                                                           -----------
                                                                               600,373
                                                                           -----------
   TOTAL INFORMATION TECHNOLOGY ............................                 2,487,942
                                                                           -----------
TOTAL COMMON STOCKS
(Cost--$9,929,130) .........................................                11,288,233
                                                                           -----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/RITTENHOUSE LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT        VALUE
                                                               ---------   -----------
SHORT-TERM SECURITIES--3.4%
REPURCHASE AGREEMENT **--3.4%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $391,571
   (Cost--$391,558) ........................................    $391,558   $   391,558
                                                                           -----------
TOTAL INVESTMENTS--99.5%
(Cost--$10,320,688) ........................................                11,679,791
OTHER ASSETS LESS
   LIABILITIES--0.5% .......................................                    62,722
                                                                           -----------
NET ASSETS--100.0% .........................................               $11,742,513
                                                                           ===========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Despite activity in single stocks and sectors, the overall markets have been trendless in the first half of 2004. Offsetting economic and political forces kept the market range bound especially in the second quarter. Strong economic fundamentals as evidenced by robust retail spending, resurgence in corporate spending and stronger corporate earnings apparently met their match in the dismal situation in Iraq. Couple this with uncertainty surrounding interest rates and stocks moved sideways.

   The market's moves have seemed almost random, as focus has shifted variously from Iraq, to inflation, to China, to earnings and to interest rates. The lack of leadership is perhaps the only market theme this year. No single investment style has produced strong returns. Even the most opportunistic investors, the hedge funds, have struggled. Most hedge funds posted low single digit returns through June, despite unlimited transaction flexibility and copious leverage. While this meandering market has taken a toll on investors in general, growth investors have been hit particularly hard. According to data provided by Lipper, 63% of all actively managed large-cap growth stock funds underperformed the benchmarks in the first half of this year.

   What could break the market stalemate? After months of digesting very good profit reports and very bad global news, a surprise on either front could upset prices. Investors will undoubtedly scrutinize upcoming earnings and economic releases for any sign of softening. But a dramatic economic or profits downswing seems unlikely. Directional changes in the huge U.S. economy occur slowly. An economic upturn, such as the one now in process, tends to be self-reinforcing, as better corporate results lead to job growth which leads to consumer spending and so on.

   A surprise in global political events, on the other hand, could easily occur. The seething violence in Iraq could slow to a simmer under a local authority, rather than an occupying power. Any improvement in Iraq could stabilize oil prices. Stocks could realize material upside.

   The Federal Reserve's recent action to hike interest rates could also support stocks. Uncertainty around the Fed's move has weighed on investors for months. Now the Fed hike is behind us, and the markets have survived unscathed.

   In short, the market now discounts a plethora of bad news. The greatest surprises, those that could break the market out of its doldrums, might be positive.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The biggest macro factor affecting Roszel/Seneca Large Cap Growth Portfolio this year has been the persistent disconnection between stock prices and company earnings. Because our investment process seeks to exploit the historically close correlation between stock prices and earnings, selecting stocks with earnings momentum and sustainability superior to that of the benchmark has not translated into outperformance.

   In the first quarter the biggest contribution to performance came from our Health Care stocks. Performance was helped by holdings of Health Care equipment companies, which are exhibiting robust growth. Information Technology stocks were the biggest detractors to performance, largely due to an indiscriminate sell-off in the larger capitalization companies. Four of our biggest detractors were from this sector.

   In the second quarter, the biggest contribution to performance came from our Consumer Staples holdings. Performance was helped by the timely sale of one of the Russell 1000 Growth Index's biggest detractors as well as our holdings of personal product companies. Health Care companies were the biggest detractors to performance, largely due to two stock specific issues. One of the companies reported was hurt by media coverage of its biggest drug, whilst the other had production delays of a key product. The Portfolio sold both stocks.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, SENECA CAPITAL MANAGEMENT LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Seneca Large Cap Growth Portfolio ...........      (0.82)%         12.84%         6.05%
Russell 1000 Growth Index ..........................       2.74%          17.88%        10.16%
S&P 500 Index ......................................       3.44%          19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Pfizer, Inc. .............................       3.6%
Cisco Systems, Inc. ......................       3.1
Costco Wholesale Corp. ...................       3.1
Tyco International, Ltd. .................       3.1
FedEx Corp. ..............................       3.1
Baker Hughes, Inc. .......................       3.0
Caremark Rx, Inc. ........................       3.0
Merck & Co., Inc. ........................       3.0
Carnival Corp. ...........................       3.0
Coca-Cola Co. (The) ......................       2.9
------------------------------------------  -------------
  Total                                         30.9%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology                     21.2%
Health Care                                19.7%
Consumer Discretionary                     15.8%
Consumer Staples                           15.4%
Industrials                                10.2%
Financials                                  7.1%
Energy                                      3.1%
Materials                                   2.5%
Other                                       5.0%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--95.0%
CONSUMER DISCRETIONARY--15.8%
HOTELS, RESTAURANTS & LEISURE--5.4%
Carnival Corp. .............................................       2,890   $  135,830
MGM Mirage * ...............................................       2,370      111,248
                                                                           ----------
                                                                              247,078
                                                                           ----------
MEDIA--2.5%
Viacom, Inc. (Class B) .....................................       3,170      113,232
                                                                           ----------
MULTILINE RETAIL--5.3%
J.C. Penney Co., Inc. ......................................       3,450      130,272
Target Corp. ...............................................       2,600      110,422
                                                                           ----------
                                                                              240,694
                                                                           ----------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Nike, Inc. (Class B) .......................................       1,560      118,170
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  719,174
                                                                           ----------
CONSUMER STAPLES--15.4%
BEVERAGES--2.9%
Coca-Cola Co. (The) ........................................       2,640      133,267
                                                                           ----------
FOOD & STAPLES RETAILING--3.1%
Costco Wholesale Corp. * ...................................       3,450      141,692
                                                                           ----------
FOOD PRODUCTS--1.9%
Kellogg Co. ................................................       2,050       85,793
                                                                           ----------
HOUSEHOLD PRODUCTS--2.4%
Procter & Gamble Co. .......................................       2,000      108,880
                                                                           ----------
PERSONAL PRODUCTS--5.1%
Estee Lauder Cos., Inc. (The) ..............................       2,430      118,535
Gillette Co. (The) .........................................       2,610      110,664
                                                                           ----------
                                                                              229,199
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  698,831
                                                                           ----------
ENERGY--3.1%
ENERGY EQUIPMENT & SERVICES--3.1%
Baker Hughes, Inc. .........................................       3,670      138,176
                                                                           ----------
FINANCIALS--7.1%
CAPITAL MARKETS--2.3%
J.P. Morgan Chase & Co. ....................................       2,750      106,617
                                                                           ----------
CONSUMER FINANCE--2.5%
American Express Co. .......................................       2,200      113,036
                                                                           ----------
INSURANCE--2.3%
American International Group, Inc. .........................       1,460      104,069
                                                                           ----------
   TOTAL FINANCIALS ........................................                  323,722
                                                                           ----------
HEALTH CARE--19.7%
HEALTH CARE EQUIPMENT & SUPPLIES--5.4%
Guidant Corp. ..............................................       2,370      132,436
Stryker Corp. ..............................................       2,090      114,950
                                                                           ----------
                                                                              247,386
                                                                           ----------
HEALTH CARE PROVIDERS & SERVICES--4.9%
Caremark Rx, Inc. * ........................................       4,170   $  137,360
HCA, Inc. ..................................................       2,030       84,427
                                                                           ----------
                                                                              221,787
                                                                           ----------
PHARMACEUTICALS--9.4%
Johnson & Johnson ..........................................       2,280      126,996
Merck & Co., Inc. ..........................................       2,860      135,850
Pfizer, Inc. ...............................................       4,730      162,144
                                                                           ----------
                                                                              424,990
                                                                           ----------
   TOTAL HEALTH CARE .......................................                  894,163
                                                                           ----------
INDUSTRIALS--10.2%
AEROSPACE & DEFENSE--2.1%
L-3 Communications Holdings, Inc. ..........................       1,420       94,856
                                                                           ----------
AIR FREIGHT & LOGISTICS--3.0%
FedEx Corp. ................................................       1,700      138,873
                                                                           ----------
INDUSTRIAL CONGLOMERATES--5.1%
3M Co. .....................................................       1,010       90,910
Tyco International, Ltd. ...................................       4,230      140,182
                                                                           ----------
                                                                              231,092
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  464,821
                                                                           ----------
INFORMATION TECHNOLOGY--21.2%
COMMUNICATIONS EQUIPMENT--5.7%
Cisco Systems, Inc. * ......................................       6,040      143,148
Telefonaktiebolaget LM
   Ericsson, ADR * .........................................       3,840      114,893
                                                                           ----------
                                                                              258,041
                                                                           ----------
COMPUTERS & PERIPHERALS--2.7%
International Business Machines
   Corp. ...................................................       1,390      122,528
                                                                           ----------
IT SERVICES--4.7%
Automatic Data Processing, Inc. ............................       2,480      103,862
First Data Corp. ...........................................       2,470      109,965
                                                                           ----------
                                                                              213,827
                                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--5.7%
Intel Corp. ................................................       4,690      129,444
National Semiconductor Corp. * .............................       5,970      131,280
                                                                           ----------
                                                                              260,724
                                                                           ----------
SOFTWARE--2.4%
Oracle Corp. * .............................................       9,100      108,563
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  963,683
                                                                           ----------
MATERIALS--2.5%
PAPER & FOREST PRODUCTS--2.5%
Georgia-Pacific Corp. ......................................       3,110      115,008
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$4,133,838) .........................................                4,317,578
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--5.2%
REPURCHASE AGREEMENT **--5.2%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $237,875
   (Cost--$237,867) ........................................    $237,867   $  237,867
                                                                           ----------
TOTAL INVESTMENTS--100.2%
(Cost--$4,371,705) .........................................                4,555,445
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.2)% ..........................................                  (10,015)
                                                                           ----------

NET ASSETS--100.0% .........................................               $4,545,430
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The second quarter of 2004 continued to enjoy the improvement of the economy that we have seen in recent quarters. GDP grew by 3.9% - slightly below expectations - but clearly a solid showing. Growth was hampered by higher energy prices, geopolitical uncertainty, and rising interest rates. Nevertheless, the bloom remained on the rose, and the economy continued to demonstrate its strength.

   This was not the case for the equity markets, however. Analysts raised their 2004 earnings estimates for the benchmark S&P 500 Index 5.3% during the quarter. Unfortunately, higher interest rates and an increase in the risk premium more than offset the continued solid expectations for earnings growth.

   The market seems to have started the process of discounting the next peak of the economic cycle. We cannot be certain when that peak will occur. However, investors have generally had good instincts regarding the market cycles, and they may be telling us that we are four to six quarters from a cyclical peak. As we approach that peak, we can expect corporate earnings to decelerate, although they continue to grow.

   As the economic cycle matures, it typically displays common characteristics of aging. Commodity prices trend higher, inflation begins to emerge, capacity utilization begins to surge, labor productivity declines, inventories are rebuilt and become overextended, etc. We saw some nascent signs of that aging during the first quarter. In the second quarter, we saw further evidence of inflation, the first whiffs of inventory rebuilding, and solid signs that capacity utilization was improving. On top of that, the bond market continued to weaken and the dollar also remained under some pressure. Just as a springtime flowering bush evolves from a wonder of color to a fine if not exciting bush, so the economy is transforming itself from the radiant accelerating environment of late 2003 and early 2004 into a solid, if unexciting, economic environment.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   For the six months ended June 30, the Roszel/Valenzuela Mid Cap Value Portfolio's greatest value added occurred in the Industrials sector. Particularly strong performers were J.B. Hunt Transport Services, Inc., as well as Hughes Supply, Inc. J.B. Hunt is a beneficiary of the recovery in freight transportation and logistics, which is commensurate with the economic recovery as a whole. Hughes, the distributor of industrial and construction materials, raised its first quarter sales and earnings outlook based on higher commodity prices and a healthier commercial construction market. Roszel/Valenzuela Mid Cap Value Portfolio continues to maintain an overweighted position in Industrials. In terms of sector selection, the overweight position in Industrials, which was an outperforming sector in the benchmark, was a contributor.

   Stock selection was positive in Consumer Discretionary stocks, where Staples, Inc. and Black & Decker were solid contributors to the Portfolio. The office products supplier, Staples, announced accelerated sales in the first quarter and earnings exceeded analyst consensus by 3 cents. Black & Decker, citing increased demand in its accessories and power tools segment, announced in early June that it expected to meet or exceed its sales growth projections for the second quarter of 2004.

   The Portfolio's holdings in the Consumer Staples sector benefited from owning Safeway Inc. The food and drug chain with nearly 2000 stores nationwide weathered the strike by grocery workers that had lasted nearly half a year.

   Covance Inc., the pharmaceutical and biotechnology product service provider, helped the Portfolio's Health Care holdings to outperform. The company raised its 2004 earnings target after reporting a better late-stage market environment resulting in a fourth consecutive quarter of orders growth.

   Underweightings in Financials, Utilities and Telecommunications Service stocks relative to the benchmark proved beneficial, as these sectors underperformed in the Russell Midcap Value.

   The greatest underperformance for the six months occurred in Information Technology, where security selection lagged the benchmark. Vitesse Semiconductor Corp., BEA Systems, Inc. and Cypress Semiconductor Corp. were the biggest decliners. Vitesse declined despite good fundamentals and in-line sales guidance forecast for the coming quarter. BEA, the application infrastructure software provider, issued a disappointing earnings announcement in mid May, prompting a 20% decline in one day. The overweighted position in Technology occurred in part as a result of price appreciation in 2003. Over the course of the past quarter, the Technology exposure has been reduced by nearly 7%.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, VALENZUELA CAPITAL PARTNERS LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Valenzuela Mid Cap Value Portfolio ..........      3.69%           22.54%         4.59%
Russell Midcap Value Index .........................      7.17%           30.81%        14.01%
S&P 500 Index ......................................      3.44%           19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Hughes Supply, Inc. ......................       3.4%
Safeway, Inc. ............................       3.3
Praxair, Inc. ............................       3.1
SouthTrust Corp. .........................       3.1
Black & Decker Corp. .....................       2.9
Manpower, Inc. ...........................       2.8
Hunt (J.B.) Transport Services,
  Inc. ...................................       2.8
Talbots, Inc. ............................       2.7
Ingersoll-Rand Co. (Class A) .............       2.7
MBNA Corp. ...............................       2.7
------------------------------------------  -------------
  Total                                         29.5%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Financials                                 23.3%
Industrials                                18.0%
Consumer Discretionary                     17.2%
Information Technology                     11.7%
Materials                                   9.4%
Health Care                                 8.2%
Energy                                      5.3%
Consumer Staples                            4.3%
Utilities                                   1.3%
Other                                       1.3%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--98.7%
CONSUMER DISCRETIONARY--17.2%
AUTO COMPONENTS--1.3%
Lear Corp. .................................................       1,070   $   63,119
                                                                           ----------
HOTELS, RESTAURANTS & LEISURE--2.0%
Ruby Tuesday, Inc. .........................................       3,420       93,879
                                                                           ----------
HOUSEHOLD DURABLES--3.0%
Black & Decker Corp. .......................................       2,230      138,550
                                                                           ----------
MEDIA--1.8%
Mediacom Communications
   Corp., (Class A) * ......................................      11,000       86,020
                                                                           ----------
SPECIALTY RETAIL--6.5%
Ross Stores, Inc. ..........................................       2,500       66,900
Staples, Inc. ..............................................       3,730      109,327
Talbots, Inc. ..............................................       3,300      129,195
                                                                           ----------
                                                                              305,422
                                                                           ----------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Columbia Sportswear Co. * ..................................       2,200      120,164
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  807,154
                                                                           ----------
CONSUMER STAPLES--4.3%
FOOD & STAPLES RETAILING--4.3%
Kroger Co. * ...............................................       2,600       47,320
Safeway, Inc. * ............................................       6,200      157,108
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  204,428
                                                                           ----------
ENERGY--5.3%
ENERGY EQUIPMENT & SERVICES--3.4%
Diamond Offshore Drilling, Inc. ............................       2,700       64,341
Nabors Industries, Ltd. * ..................................       2,060       93,153
                                                                           ----------
                                                                              157,494
                                                                           ----------
OIL & GAS--1.9%
Pioneer Natural Resources Co. ..............................       2,565       89,980
                                                                           ----------
   TOTAL ENERGY ............................................                  247,474
                                                                           ----------
FINANCIALS--23.3%
CAPITAL MARKETS--8.5%
Affiliated Managers Group * ................................       1,900       95,703
Legg Mason, Inc. ...........................................       1,095       99,656
Lehman Brothers Holdings, Inc. .............................       1,510      113,627
State Street Corp. .........................................       1,840       90,234
                                                                           ----------
                                                                              399,220
                                                                           ----------
COMMERCIAL BANKS--5.7%
Compass Bancshares, Inc. ...................................       2,860      122,980
SouthTrust Corp. ...........................................       3,700      143,597
                                                                           ----------
                                                                              266,577
                                                                           ----------
CONSUMER FINANCE--2.7%
MBNA Corp. .................................................       4,970      128,176
                                                                           ----------
INSURANCE--2.5%
Everest Re Group, Ltd. .....................................         600   $   48,216
SAFECO Corp. ...............................................       1,600       70,400
                                                                           ----------
                                                                              118,616
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--3.9%
Doral Financial Corp. ......................................       3,525      121,613
Sovereign Bancorp, Inc. ....................................       2,800       61,880
                                                                           ----------
                                                                              183,493
                                                                           ----------
   TOTAL FINANCIALS ........................................                1,096,082
                                                                           ----------
HEALTH CARE--8.2%
HEALTH CARE PROVIDERS & SERVICES--8.2%
Community Health Systems, Inc. * ...........................       4,100      109,757
Covance, Inc. * ............................................       3,020      116,512
McKesson Corp. .............................................       1,900       65,227
Omnicare, Inc. .............................................       2,200       94,182
                                                                           ----------
   TOTAL HEALTH CARE .......................................                  385,678
                                                                           ----------
INDUSTRIALS--18.0%
AEROSPACE & DEFENSE--2.1%
L-3 Communications Holdings, Inc. ..........................       1,450       96,860
                                                                           ----------
AIR FREIGHT & LOGISTICS--2.8%
Hunt (J.B.) Transport Services, Inc. .......................       3,350      129,243
                                                                           ----------
COMMERCIAL SERVICES & SUPPLIES--2.8%
Manpower, Inc. .............................................       2,565      130,225
                                                                           ----------
MACHINERY--6.9%
Danaher Corp. ..............................................       1,470       76,219
Ingersoll-Rand Co. (Class A) ...............................       1,880      128,423
Parker Hannifin Corp. ......................................       2,050      121,893
                                                                           ----------
                                                                              326,535
                                                                           ----------
TRADING COMPANIES & DISTRIBUTORS--3.4%
Hughes Supply, Inc. ........................................       2,730      160,879
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  843,742
                                                                           ----------
INFORMATION TECHNOLOGY--11.7%
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Flextronics International, Ltd. * ..........................       4,800       76,560
                                                                           ----------
IT SERVICES--1.1%
Computer Sciences Corp. * ..................................       1,100       51,073
                                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--7.6%
Brooks Automation, Inc. * ..................................       4,260       85,839
Cypress Semiconductor Corp. * ..............................       4,880       69,247
MEMC Electronic Materials, Inc. * ..........................       9,300       91,884
Novellus Systems, Inc. * ...................................       3,500      110,040
                                                                           ----------
                                                                              357,010
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/VALENZUELA MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--(CONTINUED)
SOFTWARE--1.4%
BEA Systems, Inc. * ........................................       7,900   $   64,938
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  549,581
                                                                           ----------
MATERIALS--9.4%
CHEMICALS--5.7%
PPG Industries, Inc. .......................................       1,950      121,855
Praxair, Inc. ..............................................       3,680      146,869
                                                                           ----------
                                                                              268,724
                                                                           ----------
CONTAINERS & PACKAGING--2.1%
Sealed Air Corp. * .........................................       1,800       95,886
                                                                           ----------
PAPER & FOREST PRODUCTS--1.6%
Pope & Talbot, Inc. ........................................       3,870       76,510
                                                                           ----------
   TOTAL MATERIALS .........................................                  441,120
                                                                           ----------
UTILITIES--1.3%
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Calpine Corp. * ............................................      14,400       62,208
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$3,782,389) .........................................                4,637,467
                                                                           ----------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--0.4%
REPURCHASE AGREEMENT **--0.4%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $18,143
   (Cost--$18,142) .........................................     $18,142   $   18,142
                                                                           ----------
TOTAL INVESTMENTS--99.1%
(Cost--$3,800,531) .........................................                4,655,609
OTHER ASSETS LESS
   LIABILITIES--0.9% .......................................                   43,413
                                                                           ----------
NET ASSETS--100.0% .........................................               $4,699,022
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA MID CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Despite activity in single stocks and sectors, the overall markets have been trendless in the first half of 2004. Offsetting economic and political forces kept the market range bound especially in the second quarter. Strong economic fundamentals as evidenced by robust retail spending, resurgence in corporate spending and stronger corporate earnings apparently met their match in the dismal situation in Iraq. Couple this with uncertainty surrounding interest rates and stocks moved sideways.

   The market's moves have seemed almost random, as focus has shifted variously from Iraq, to inflation, to China, to earnings and to interest rates. The lack of leadership is perhaps the only market theme this year. No single investment style has produced strong returns. Even the most opportunistic investors, the hedge funds, have struggled. Most hedge funds posted low single digit returns through June, despite unlimited transaction flexibility and copious leverage. While this meandering market has taken a toll on investors in general, growth investors have been hit particularly hard. According to data provided by Lipper, 70% of all actively managed mid-cap growth stock funds underperformed the benchmarks in the first half of this year.

   What could break the market stalemate? After months of digesting very good profits reports and very bad global news, a surprise on either front could upset prices. Investors will undoubtedly scrutinize upcoming earnings and economic releases for any sign of softening. But a dramatic economic or profits downswing seems unlikely. Directional changes in the huge U.S. economy occur slowly. An economic upturn, such as the one now in process, tends to be self-reinforcing, as better corporate results lead to job growth which leads to consumer spending and so on.

   A surprise in global political events, on the other hand, could easily occur. The seething violence in Iraq could slow to a simmer under a local authority, rather than an occupying power. Any improvement in Iraq could stabilize oil prices. Stocks could realize material upside.

   The Federal Reserve's recent action to hike interest rates could also support stocks. Uncertainty around the Fed's move has weighed on investors for months. Now the Fed hike is behind us, and the markets have survived unscathed.

   In short, the market now discounts a plethora of bad news. The greatest surprises, those that could break the market out of its doldrums, might be positive.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The biggest macro factor affecting Roszel/Seneca Mid Cap Growth Portfolio this year has been the persistent disconnection between stock prices and company earnings. Because our investment process seeks to exploit the historically close correlation between stock prices and earnings, selecting stocks with earnings momentum and sustainability superior to that of the benchmark has not translated into outperformance.

   The biggest contributors to performance in the first quarter were our Financials and Consumer Discretionary stocks. In Financials, performance was helped by holding of regional banks and diversified financial companies, which held up well despite the interest rate uncertainty. In Consumer Discretionary, performance was helped by our holdings of high-end specialty retailers. Information Technology stocks were the biggest detractors to performance, partially due to specific stocks issues and partially due to the general sell-off in the market. Seven of our biggest detractors were from this sector.

   In the second quarter, Financials continued to be the biggest contributors to performance, despite our underweight in the sector. Performance was helped by our timely sale of some of our holdings as well as purchase of less interest-sensitive Financials. In a reversal to the first quarter however, Consumer Discretionary stocks were the biggest detractors to performance. Performance was hurt by the Portfolio's media company holdings, which declined as the anticipated increase in radio advertising did not materialize. Our general merchandise retailers also lost ground on weaker than expected comps.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, SENECA CAPITAL MANAGEMENT LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Seneca Mid Cap Growth Portfolio .............      (0.53)%         11.73%         5.66%
Russell Midcap Growth Index ........................       5.94%          27.33%        16.91%
S&P 500 Index ......................................       3.44%          19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Juniper Networks, Inc. ...................       3.7%
Verisign, Inc. ...........................       3.4
BJ Services Co. ..........................       3.3
L-3 Communications
  Holdings, Inc. .........................       3.3
Kinetic Concepts, Inc. ...................       3.3
Triad Hospitals, Inc. ....................       3.1
Williams-Sonoma, Inc. ....................       3.1
Coach, Inc. ..............................       3.0
Estee Lauder Cos., Inc. (The) ............       3.0
Chico's FAS, Inc. ........................       3.0
------------------------------------------  -------------
  Total                                         32.2%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Health Care                                24.1%
Consumer Discretionary                     23.6%
Information Technology                     22.9%
Consumer Staples                            7.6%
Financials                                  5.8%
Materials                                   4.9%
Industrials                                 4.6%
Energy                                      3.3%
Telecommunication Services                  2.3%
Other                                       0.9%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--23.6%
HOTELS, RESTAURANTS & LEISURE--7.6%
Darden Restaurants, Inc. ...................................       3,510   $   72,130
International Game Technology ..............................       2,940      113,484
Station Casinos, Inc. ......................................       2,260      109,384
                                                                           ----------
                                                                              294,998
                                                                           ----------
MEDIA--2.3%
Belo (A.H.) Corp. (Class A) ................................       3,370       90,485
                                                                           ----------
SPECIALTY RETAIL--10.7%
Chico's FAS, Inc. * ........................................       2,550      115,158
Sherwin-Williams Co. (The) .................................       2,510      104,291
Staples, Inc. ..............................................       2,680       78,551
Williams-Sonoma, Inc. * ....................................       3,590      118,326
                                                                           ----------
                                                                              416,326
                                                                           ----------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Coach, Inc. * ..............................................       2,610      117,946
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  919,755
                                                                           ----------
CONSUMER STAPLES--7.6%
FOOD & STAPLES RETAILING--2.5%
Safeway, Inc. * ............................................       3,860       97,812
                                                                           ----------
FOOD PRODUCTS--2.1%
Smucker (J.M.) Co. (The) ...................................       1,800       82,638
                                                                           ----------
PERSONAL PRODUCTS--3.0%
Estee Lauder Cos., Inc. (The) ..............................       2,400      117,072
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  297,522
                                                                           ----------
ENERGY--3.3%
ENERGY EQUIPMENT & SERVICES--3.3%
BJ Services Co. * ..........................................       2,800      128,352
                                                                           ----------
FINANCIALS--5.8%
DIVERSIFIED FINANCIAL SERVICES--3.4%
Chicago Mercantile Exchange ................................         900      129,933
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--2.4%
MGIC Investment Corp. ......................................       1,250       94,825
                                                                           ----------
   TOTAL FINANCIALS ........................................                  224,758
                                                                           ----------
HEALTH CARE--24.1%
HEALTH CARE EQUIPMENT & SUPPLIES--5.7%
Biomet, Inc. ...............................................       2,220       98,657
Kinetic Concepts, Inc. * ...................................       2,450      122,255
                                                                           ----------
                                                                              220,912
                                                                           ----------
HEALTH CARE PROVIDERS & SERVICES--8.2%
Caremark Rx, Inc. * ........................................       3,350      110,349
McKesson Corp. .............................................       2,690       92,348
Triad Hospitals, Inc. * ....................................       3,200      119,136
                                                                           ----------
                                                                              321,833
                                                                           ----------
PHARMACEUTICALS--10.2%
Allergan, Inc. .............................................       1,220   $  109,214
Eon Labs, Inc. * ...........................................       1,990       81,451
Mylan Laboratories, Inc. ...................................       4,960      100,440
Sepracor, Inc. * ...........................................       2,040      107,916
                                                                           ----------
                                                                              399,021
                                                                           ----------
   TOTAL HEALTH CARE .......................................                  941,766
                                                                           ----------
INDUSTRIALS--4.6%
AEROSPACE & DEFENSE--3.2%
L-3 Communications Holdings, Inc. ..........................       1,910      127,588
                                                                           ----------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Career Education Corp. * ...................................       1,180       53,761
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  181,349
                                                                           ----------
INFORMATION TECHNOLOGY--22.9%
COMMUNICATIONS EQUIPMENT--6.1%
Adtran, Inc. ...............................................       2,820       94,103
Juniper Networks, Inc. * ...................................       5,870      144,226
                                                                           ----------
                                                                              238,329
                                                                           ----------
INTERNET SOFTWARE & SERVICES--3.4%
Verisign, Inc. * ...........................................       6,580      130,942
                                                                           ----------
IT SERVICES--5.5%
Alliance Data Systems Corp. * ..............................       2,650      111,962
Global Payments, Inc. ......................................       2,330      104,897
                                                                           ----------
                                                                              216,859
                                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--7.9%
Broadcom Corp. (Class A) * .................................       2,070       96,814
Microchip Technology, Inc. .................................       3,120       98,405
National Semiconductor Corp. * .............................       5,090      111,929
                                                                           ----------
                                                                              307,148
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  893,278
                                                                           ----------
MATERIALS--4.9%
CHEMICALS--2.4%
Rohm & Haas Co. ............................................       2,240       93,139
                                                                           ----------
PAPER & FOREST PRODUCTS--2.5%
Georgia-Pacific Corp. ......................................       2,690       99,476
                                                                           ----------
   TOTAL MATERIALS .........................................                  192,615
                                                                           ----------
TELECOMMUNICATION SERVICES--2.3%
WIRELESS TELECOMMUNICATION SERVICES--2.3%
Nextel Partners, Inc., (Class A) * .........................       5,690       90,585
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$3,647,852) .........................................                3,869,980
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SENECA MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--3.3%
REPURCHASE AGREEMENT **--3.3%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $127,907
   (Cost--$127,903) ........................................    $127,903   $  127,903
                                                                           ----------
TOTAL INVESTMENTS--102.4%
(Cost--$3,775,755) .........................................                3,997,883
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(2.4)% ..........................................                  (93,998)
                                                                           ----------
NET ASSETS--100.0% .........................................               $3,903,885
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The return of inflation, which was clearly in evidence this spring, is a troublesome topic for investors. If NWQ is correct on the impact of the past two years of very high rates of monetary and fiscal stimulus in the U.S. and globally, the twenty-year plus secular bull market in bonds is over. The burning question for equity investors is how will this impact the stock market. Historically, the stock market has been able to rise in the early stages of Fed tightening. It is only later in the tightening cycle that stocks have been more negatively impacted. The key is the shape of the yield curve. Stocks tend to under perform when the Fed aggressively flattens the yield curve, i.e. short rates begin to rise faster than longer-term rates. The Fed, however, in this cycle has been very slow to raise rates, and the yield curve has remained quite steep. As a result, while anticipation of the Fed's June rate hike caused a correction in stocks in the April-May period, returns for the first six months of 2004 were nicely positive.

   We continue to believe that the Fed will remain behind the curve in its tightening program reflecting its concerns about the slow rate of job growth and potential terrorist events. In this environment, stocks should continue to show positive returns but with perhaps greater short-term volatility. While a number of equity strategists have signaled the end of the small cap bull market, we disagree. Small cap stocks have historically outperformed their larger brethren when the yield curve is relatively steep and credit spreads are narrow. Given the Fed's sluggish response, we expect these conditions to exist for some time. Additionally, based on normalized earnings, small cap stocks still have a valuation advantage over large cap stocks.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The first six months of 2004 have brought continued prosperity for small cap investors relative to the S&P 500 Index and the Russell 1000 Index, and small cap value stocks have outperformed small cap growth stocks. The Roszel/NWQ Small Cap Value Portfolio strongly outperformed both small cap value and growth benchmarks. While NWQ's bottom up, fundamentally based stock selection accounted for a majority of the out performance of the Portfolio, overweighted positions in Energy and Basic Industry contributed significantly to performance in the six months. Holdings in Technology and Consumer Discretionary, however, negatively impacted performance. The stocks of Maxtor and Quaker Fabric were particularly disappointing. We remain constructive on these two holdings and believe that the stocks are particularly undervalued.

   The top four contributors to performance in the six-month period were Gibraltar Steel, Century Aluminum, IMCO Recycling and Wausau-Mosinee. The earnings of these stocks are benefiting from an industrial cyclical recovery and continued aggressive cost cutting. The decline in the U.S. dollar has greatly enhanced the competitive position of industrial companies in general, and for the first time in many years, companies have the ability to raise prices. We continue to believe that the U.S dollar is in a major bear market. Historically, small cap stocks have not outperformed during periods of dollar weakness reflecting a bias in the Russell 2000 Index to domestic service businesses. In recent years, however, as valuations declined sharply for industrial stocks, the weightings of basic industry and capital goods (non-tech) have risen dramatically.

   The sector weightings have not changed materially during the last six months. We have, however, pruned a number of positions reflecting significant appreciation in the last several quarters. Notable reductions or eliminations of positions have been made in AmeriCredit, Century Aluminum, FPIC, Remington Oil & Gas, and Tom Brown. After a series of missteps by management, the positions in La-Z-Boy and Tropical Sportswear were eliminated. NWQ continues to find excellent risk-reward in small cap stocks, and in fact, has added ten new positions to the Portfolio in recent months. Despite the risk that illiquid smaller cap stocks could weaken in the event of a terrorist event, we still remain constructive on the prospects for the balance of 2004.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, NWQ INVESTMENT MANAGEMENT COMPANY, LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/NWQ Small Cap Value Portfolio ...............      11.69%          45.48%        15.12%
Russell 2000 Value Index ...........................       7.83%          35.17%        14.03%
S&P 500 Index ......................................       3.44%          19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Sauer-Danfoss, Inc. ......................       4.9%
Gibraltar Steel Corp. ....................       4.5
Stolt Offshore SA, ADR ...................       4.4
Kennametal, Inc. .........................       4.2
Griffon Corp. ............................       3.7
Del Monte Foods Co. ......................       3.6
Sappi, Ltd., ADR .........................       3.3
Quaker Fabric Corp. ......................       3.2
Imco Recycling, Inc. .....................       3.1
Southwestern Energy Co. ..................       3.1
------------------------------------------  -------------
  Total                                         38.0%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Materials                                  25.8%
Financials                                 18.8%
Industrials                                17.0%
Energy                                     16.1%
Information Technology                      8.2%
Consumer Discretionary                      8.0%
Consumer Staples                            5.7%
Other                                       0.4%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--99.6%
CONSUMER DISCRETIONARY--8.0%
AUTO COMPONENTS--4.8%
Sauer-Danfoss, Inc. ........................................      16,500   $  281,655
                                                                           ----------
TEXTILES, APPAREL & LUXURY GOODS--3.2%
Quaker Fabric Corp. ........................................      23,800      183,474
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  465,129
                                                                           ----------
CONSUMER STAPLES--5.7%
FOOD & STAPLES RETAILING--2.1%
Casey's General Stores, Inc. ...............................       6,700      122,610
                                                                           ----------
FOOD PRODUCTS--3.6%
Del Monte Foods Co. * ......................................      20,500      208,280
                                                                           ----------
   TOTAL CONSUMER STAPLES ..................................                  330,890
                                                                           ----------
ENERGY--16.1%
ENERGY EQUIPMENT & SERVICES--6.0%
Stolt Offshore SA, ADR * ...................................      80,777      253,640
Todco, (Class A) * .........................................       5,900       91,273
                                                                           ----------
                                                                              344,913
                                                                           ----------
OIL & GAS--10.1%
Denbury Resources, Inc. * ..................................       3,500       73,325
Frontier Oil Corp. .........................................       2,900       61,451
Range Resources Corp. ......................................      10,900      159,140
Southwestern Energy Co. * ..................................       6,300      180,621
Whiting Petroleum Corp. * ..................................       4,500      113,175
                                                                           ----------
                                                                              587,712
                                                                           ----------
   TOTAL ENERGY ............................................                  932,625
                                                                           ----------
FINANCIALS--18.8%
COMMERCIAL BANKS--2.5%
Bancorp Bank (The) * .......................................       5,000       88,550
Signature Bank/NY * ........................................       2,300       54,648
                                                                           ----------
                                                                              143,198
                                                                           ----------
CONSUMER FINANCE--2.0%
AmeriCredit Corp. * ........................................       5,900      115,227
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Financial Federal Corp. * ..................................       1,600       56,416
                                                                           ----------
INSURANCE--1.4%
PMA Capital Corp. (Class A) ................................       9,100       81,900
                                                                           ----------
REAL ESTATE--8.3%
Anthracite Capital, Inc. ...................................       9,000      107,820
Friedman, Billings, Ramsey
   Group, Inc. (Class A) ...................................       2,000       39,580
MFA Mortgage Investments, Inc. .............................       6,600       58,740
New York Mortgage Trust, Inc. * ............................      13,100      116,066
RAIT Investment Trust ......................................       2,170       53,491
Sunset Financial Resources, Inc. * .........................      10,700      109,461
                                                                           ----------
                                                                              485,158
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--3.6%
Franklin Bank Corp. * ......................................       4,700   $   74,354
IndyMac Bancorp, Inc. ......................................       4,300      135,880
                                                                           ----------
                                                                              210,234
                                                                           ----------
   TOTAL FINANCIALS ........................................                1,092,133
                                                                           ----------
INDUSTRIALS--17.0%
BUILDING PRODUCTS--3.7%
Griffon Corp. * ............................................       9,600      213,888
                                                                           ----------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Ritchie Bros. Auctioneers, Inc. ............................       4,000      116,440
                                                                           ----------
CONSTRUCTION & ENGINEERING--2.3%
Chicago Bridge & Iron Co.
   NV (NY Registered Shares) ...............................       4,800      133,680
                                                                           ----------
ELECTRICAL EQUIPMENT--1.5%
Roper Industries, Inc. .....................................       1,500       85,350
                                                                           ----------
MACHINERY--6.5%
Kennametal, Inc. ...........................................       5,300      242,740
Reliance Steel & Aluminum Co. ..............................       3,400      137,088
                                                                           ----------
                                                                              379,828
                                                                           ----------
ROAD & RAIL--1.0%
Marten Transport Ltd. * ....................................       3,100       57,815
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  987,001
                                                                           ----------
INFORMATION TECHNOLOGY--8.2%
COMPUTERS & PERIPHERALS--5.8%
Maxtor Corp. * .............................................      24,100      159,783
Quantum Corp. * ............................................      56,100      173,910
                                                                           ----------
                                                                              333,693
                                                                           ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Excel Technology, Inc. * ...................................       1,600       53,200
                                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--1.5%
Mattson Technology, Inc. * .................................       7,400       88,948
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  475,841
                                                                           ----------
MATERIALS--25.8%
CHEMICALS--4.8%
Agrium, Inc. ...............................................      10,700      155,685
Georgia Gulf Corp. .........................................       1,900       68,134
PolyOne Corp. * ............................................       7,117       52,950
                                                                           ----------
                                                                              276,769
                                                                           ----------
CONTAINERS & PACKAGING--3.7%
Packaging Corp. of America .................................       3,600       86,040
Smurfit-Stone Container Corp. * ............................       6,270      125,087
                                                                           ----------
                                                                              211,127
                                                                           ----------
METALS & MINING--11.6%
Arch Coal, Inc. ............................................       2,100       76,839
Century Aluminum Co. * .....................................       6,200      153,698
Gibraltar Steel Corp. ......................................       8,000      262,560
Imco Recycling, Inc. * .....................................      13,700      181,114
                                                                           ----------
                                                                              674,211
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/NWQ SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES        VALUE
                                                               ---------   ----------
COMMON STOCKS--(CONTINUED)
PAPER & FOREST PRODUCTS--5.7%
Sappi, Ltd., ADR ...........................................      12,400   $  190,340
Wausau-Mosinee Paper Corp. .................................       8,134      140,718
                                                                           ----------
                                                                              331,058
                                                                           ----------
   TOTAL MATERIALS .........................................                1,493,165
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$4,343,823) .........................................                5,776,784
                                                                           ----------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--2.0%
REPURCHASE AGREEMENT **--2.0%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $113,733
   (Cost--$113,729) ........................................    $113,729   $  113,729
                                                                           ----------
TOTAL INVESTMENTS--101.6%
(Cost--$4,457,552) .........................................                5,890,513
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(1.6)% ..........................................                  (90,825)
                                                                           ----------
NET ASSETS--100.0% .........................................               $5,799,688
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Markets were mixed during the first half of 2004 as investors tried to ascertain the strength and durability of an economic rebound amid global political and security concerns. Leadership within the market shifted from the low quality, primarily technology-oriented stocks that posted the best returns in 2003 towards higher quality names. Small capitalization stocks continued to perform best, however, with the Russell 2000 Growth Index up over 5% as compared to the Russell 1000 Growth Index's approximate 2.5% gain.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/Delaware Small-Mid Cap Growth Portfolio was also up during the period, with returns that exceeded those of its benchmark, the Russell 2000 Growth Index. Relative performance was helped by an underweight in the Technology sector, which was the worst performing sector, as well as solid individual stock selection. Those sectors not traditionally associated with growth stocks, Basic Industry/Capital Goods, Energy and Utilities, were among the best performing sectors and our relative performance was hurt by our underweighting in these sectors.

   On an individual stock basis, Ask Jeeves was the Portfolio's best overall performer as it rose primarily as a result of announcing a strategically important acquisition and increased attention to search engines as a result of the proposed Google initial public offering. Petsmart was also up significantly as it reported strong earnings and sales growth during the period.

   Krispy Kreme Doughnuts was the Portfolio's worst performing stock during the period as it reported disappointing sales growth attributed in part to the low carbohydrate diet craze. We exited from the stock because of concerns over future growth prospects for the company. Technology stocks were among the worst performers as concerns arose that the anticipated strong recovery in technology spending may not be as robust as expected. ON Semiconductor, Emulex and Cymer were all down significantly during the period as a result of these concerns. We exited from Emulex during the period.

   Looking forward, we are concerned that inflationary pressures may put a damper on the ensuing economic rebound. In this environment it is doubtful that the almost universal exceptional returns of last year will be repeated. Opportunities remain, however, for individual companies to post strong earnings and sales growth and we will continue to seek out and hold those companies that we feel will be able to successfully deliver on their growth plans. It is our feeling that gains will not be concentrated in any one sector, but rather spread over the leaders in various sectors of the market. We remain committed to finding and holding those companies with solid competitive advantages that should be able to thrive in the current environment.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, DELAWARE MANAGEMENT COMPANY.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Delaware Small-Mid Cap Growth Portfolio .....      6.36%           24.18%         5.09%
Russell 2000 Growth Index ..........................      5.68%           31.55%        15.09%
S&P 500 Index ......................................      3.44%           19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Coach, Inc. ..............................       3.3%
Fisher Scientific International, Inc. ....       3.0
Petsmart, Inc. ...........................       3.0
Gentex Corp. .............................       2.7
Getty Images, Inc. .......................       2.4
Cheesecake Factory, Inc. (The) ...........       2.3
Ask Jeeves, Inc. .........................       2.3
Nektar Therapeutics, Inc. ................       2.3
PartnerRe Ltd. ...........................       2.2
Cullen/Frost Bankers, Inc. ...............       2.2
------------------------------------------  -------------
  Total                                         25.7%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Health Care                                25.9%
Consumer Discretionary                     25.4%
Information Technology                     21.0%
Financials                                 14.1%
Industrials                                 8.8%
Other                                       4.8%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--95.2%
CONSUMER DISCRETIONARY--25.4%
AUTO COMPONENTS--2.7%
Gentex Corp. ...............................................       2,100   $   83,328
                                                                           ----------
HOTELS, RESTAURANTS & LEISURE--7.2%
Cheesecake Factory, Inc. (The) * ...........................       1,800       71,622
Four Seasons Hotels, Inc. ..................................         500       30,105
Kerzner International Ltd. * ...............................         400       19,024
Krispy Kreme Doughnuts, Inc. * .............................         900       17,181
PF Chang's China Bistro, Inc. * ............................         400       16,460
Wynn Resorts Ltd. * ........................................       1,700       65,671
                                                                           ----------
                                                                              220,063
                                                                           ----------
HOUSEHOLD DURABLES--2.6%
KB Home ....................................................         600       41,178
WCI Communities, Inc. * ....................................       1,700       37,927
                                                                           ----------
                                                                               79,105
                                                                           ----------
MEDIA--4.1%
Getty Images, Inc. * .......................................       1,200       72,000
Gray Television, Inc. ......................................       1,900       26,391
Mediacom Communications
   Corp., (Class A) * ......................................       3,400       26,588
                                                                           ----------
                                                                              124,979
                                                                           ----------
MULTILINE RETAIL--1.8%
Dollar Tree Stores, Inc. * .................................         900       24,687
Tuesday Morning Corp. * ....................................       1,000       29,000
                                                                           ----------
                                                                               53,687
                                                                           ----------
SPECIALTY RETAIL--3.8%
Petsmart, Inc. .............................................       2,800       90,860
Williams-Sonoma, Inc. * ....................................         800       26,368
                                                                           ----------
                                                                              117,228
                                                                           ----------
TEXTILES, APPAREL & LUXURY GOODS--3.2%
Coach, Inc. * ..............................................       2,200       99,418
                                                                           ----------
   TOTAL CONSUMER DISCRETIONARY ............................                  777,808
                                                                           ----------
FINANCIALS--14.1%
COMMERCIAL BANKS--3.7%
City National Corp. ........................................         700       45,990
Cullen/Frost Bankers, Inc. .................................       1,500       67,125
                                                                           ----------
                                                                              113,115
                                                                           ----------
CONSUMER FINANCE--1.4%
Cash America International, Inc. ...........................       1,800       41,400
                                                                           ----------
DIVERSIFIED FINANCIAL SERVICES--0.4%
eSpeed, Inc., Class A * ....................................         700       12,355
                                                                           ----------
INSURANCE--4.1%
HCC Insurance Holdings, Inc. ...............................         900       30,069
IPC Holdings Ltd. ..........................................         300       11,079
PartnerRe Ltd. .............................................       1,200       68,076
W.R. Berkley Corp. .........................................         350       15,033
                                                                           ----------
                                                                              124,257
                                                                           ----------
THRIFTS & MORTGAGE FINANCE--4.5%
Downey Financial Corp. .....................................         800       42,600
IndyMac Bancorp, Inc. ......................................       1,000       31,600
Sovereign Bancorp, Inc. ....................................       1,000   $   22,100
Webster Financial Corp. ....................................         900       42,318
                                                                           ----------
                                                                              138,618
                                                                           ----------
   TOTAL FINANCIALS ........................................                  429,745
                                                                           ----------
HEALTH CARE--25.9%
BIOTECHNOLOGY--9.3%
Abgenix, Inc. * ............................................       2,900       33,988
Amylin Pharmaceuticals, Inc. * .............................       1,400       31,920
Exelixis, Inc. * ...........................................       2,400       24,216
Martek Biosciences Corp. * .................................         900       50,553
Neurochem, Inc. * ..........................................         600       12,516
Protein Design Labs, Inc. * ................................       2,700       51,651
Telik, Inc. * ..............................................       1,200       28,644
United Therapeutics Corp. * ................................       2,000       51,300
                                                                           ----------
                                                                              284,788
                                                                           ----------
HEALTH CARE EQUIPMENT & SUPPLIES--8.8%
Advanced Neuromodulation
   Systems, Inc. * .........................................         400       13,120
Align Technology, Inc. * ...................................         800       15,200
CTI Molecular Imaging, Inc. * ..............................       3,400       48,212
Fisher Scientific International, Inc. * ....................       1,600       92,400
Inamed Corp. * .............................................         500       31,425
Nektar Therapeutics, Inc. * ................................       3,500       69,860
                                                                           ----------
                                                                              270,217
                                                                           ----------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Advisory Board Co. (The) * .................................       1,200       42,720
Andrx Corp. * ..............................................       1,200       33,516
Coventry Health Care, Inc. * ...............................         850       41,565
                                                                           ----------
                                                                              117,801
                                                                           ----------
PHARMACEUTICALS--3.9%
Atherogenics, Inc. * .......................................       1,400       26,642
Medicis Pharmaceutical
   Corp. (Class A) .........................................       1,500       59,925
MGI Pharma, Inc. * .........................................       1,200       32,412
                                                                           ----------
                                                                              118,979
                                                                           ----------
   TOTAL HEALTH CARE .......................................                  791,785
                                                                           ----------
INDUSTRIALS--8.8%
AIR FREIGHT & LOGISTICS--1.9%
UTI Worldwide, Inc. ........................................       1,100       57,959
                                                                           ----------
COMMERCIAL SERVICES & SUPPLIES--4.0%
Monster Worldwide, Inc. * ..................................       2,000       51,440
Resources Connection, Inc. * ...............................       1,000       39,110
West Corp. * ...............................................       1,200       31,380
                                                                           ----------
                                                                              121,930
                                                                           ----------
ROAD & RAIL--1.3%
Sirva, Inc. * ..............................................         900       20,700
Swift Transportation Co., Inc. * ...........................       1,100       19,745
                                                                           ----------
                                                                               40,445
                                                                           ----------
TRADING COMPANIES & DISTRIBUTORS--1.6%
MSC Industrial Direct Co.,
   Inc. (Class A) ..........................................       1,500       49,260
                                                                           ----------
   TOTAL INDUSTRIALS .......................................                  269,594
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE SMALL-MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--(CONTINUED)
INFORMATION TECHNOLOGY--21.0%
COMMUNICATIONS EQUIPMENT--0.9%
Tekelec * ..................................................       1,500   $   27,255
                                                                           ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Mettler Toledo International, Inc. * .......................       1,000       49,140
                                                                           ----------
INTERNET SOFTWARE & SERVICES--5.6%
Akamai Technologies , Inc. * ...............................       2,600       46,670
Ask Jeeves, Inc. * .........................................       1,800       70,254
Digital Insight Corp. * ....................................       1,200       24,876
Opsware, Inc. * ............................................       3,800       30,096
                                                                           ----------
                                                                              171,896
                                                                           ----------
IT SERVICES--1.1%
Checkfree Corp. * ..........................................       1,100       33,000
                                                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--10.4%
AMIS Holdings, Inc. * ......................................       1,500       25,380
Conexant Systems, Inc. * ...................................       9,000       38,970
Cymer, Inc. * ..............................................       1,100       41,184
Integrated Circuit Systems, Inc. * .........................       1,700       46,172
Micrel, Inc. * .............................................       2,700       32,805
ON Semiconductor Corp. * ...................................       3,000       15,060
Power Integrations, Inc. * .................................         800       19,920
Silicon Laboratories, Inc. * ...............................         600       27,810
Skyworks Solutions, Inc. * .................................       5,400       47,142
Varian Semiconductor Equipment
   Associates, Inc. * ......................................         600       23,136
                                                                           ----------
                                                                              317,579
                                                                           ----------
SOFTWARE--1.4%
Henry (Jack) & Associates, Inc. ............................       2,100       42,210
                                                                           ----------
   TOTAL INFORMATION TECHNOLOGY ............................                  641,080
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$2,359,222) .........................................                2,910,012
                                                                           ----------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--5.8%
REPURCHASE AGREEMENT **--5.8%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $176,968
   (Cost--$176,962) ........................................    $176,962   $  176,962
                                                                           ----------
TOTAL INVESTMENTS--101.0%
(Cost--$2,536,184) .........................................                3,086,974
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(1.0)% ..........................................                  (31,452)
                                                                           ----------
NET ASSETS--100.0% .........................................               $3,055,522
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LAZARD INTERNATIONAL PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The sharp rally that began in the fourth quarter of 2003 persisted through the early part of 2004. Stocks faded late in the first quarter, and ended that quarter with modest gains. The slow rate of job creation in the United States (and its implications for the sustainability of consumer spending) weighed on stocks, as did heightened terrorism concerns in the wake of the Madrid train bombing. Certain trends that prevailed in 2003 reversed during the first quarter of 2004 with technology, deep cyclicals, and the more speculative areas of the market lagging after dominating last year. However, some of last year's trends, such as the significant outperformance of small caps and emerging markets securities (due to their greater economic sensitivity) persisted into the first quarter of 2004.

   International stocks fell during the early part of the second quarter of 2004, based on concerns regarding rising inflation and tightening monetary policy in the United States, before rebounding late in the quarter and ending roughly flat. Stronger economic data and signs of a resurgence in inflation led investors to expect that the U.S. Federal Reserve would raise interest rates sooner than anticipated (which did occur on June 30). This belief triggered a reduction in investors' risk tolerance, since the easy monetary policy that was in place during 2003 enabled the low quality rally last year.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   In the first quarter of 2004, Roszel/Lazard International Portfolio benefited from strength in the Technology sector, as larger-cap, higher-quality technology companies began to participate in the sector's rally. Consumer Staples holdings also contributed to the Portfolio's performance, after lagging behind last year's rally. Conversely, a Utility holding was negatively impacted by the election of a socialist prime minister in Spain. In addition, Health Care holdings were weak, impacted by patent expirations on major drugs. However, these holdings have a history of generating strong returns on capital, and have promising compounds in the latter stages of testing and thus, we are confident in their long-term prospects.

   During the second quarter of 2004, the Portfolio benefited from strength in the Energy sector as oil prices peaked, bolstered by the possibility of supply disruptions. Holdings in Health Care also contributed to the Portfolio's performance after lagging in the first quarter of 2004. Conversely, Financials, most notably capital markets-related companies, were weak as fixed income business has peaked and M&A activity has yet to make a considerable rebound. The Portfolio's exposure to the Technology sector hurt performance, as corporate IT spending has not yet taken off. Computer Hardware stocks performed particularly poorly due to weakness in the handset business.

   The markets have begun to rotate back to fundamentally solid, attractively priced companies as the prospect for tighter monetary policy changes investor's risk tolerance. This reversal was felt mostly in the U.S. markets, but we believe that this trend may spread globally due to the attractive relative valuations of financially solid, highly profitably companies. Consequently, we believe that the Portfolio may benefit, as we continue to focus on well capitalized, globally competitive companies with strong histories of financial productivity.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, LAZARD ASSET MANAGEMENT LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LAZARD INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Lazard International Portfolio ..............      1.55%           21.88%         8.22%
MSCI EAFE Index ....................................      4.86%           32.85%        11.71%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Cadbury Schweppes plc, ADR ...............       4.1%
Unilever plc, ADR ........................       4.1
Nokia OYJ, ADR ...........................       4.0
HSBC Holdings plc, ADR ...................       4.0
GlaxoSmithKline plc, ADR .................       3.9
UBS AG (Registered) ......................       3.9
Heineken NV, ADR .........................       3.9
Barclays plc, ADR ........................       3.8
Vodafone Group plc, ADR ..................       3.8
Kao Corp., ADR ...........................       3.2
------------------------------------------  -------------
  Total                                         38.7%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Financials                                 32.1%
Consumer Staples                           23.3%
Health Care                                12.8%
Energy                                     11.9%
Information Technology                      7.2%
Telecommunication Services                  3.8%
Industrials                                 2.0%
Consumer Discretionary                      2.0%
Other                                       4.9%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LAZARD INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--95.1%
DENMARK--2.1%
Danske Bank A/S, ADR .......................................       4,200   $   99,513
                                                                           ----------
FINLAND--4.0%
Nokia OYJ, ADR .............................................      13,500      196,290
                                                                           ----------
FRANCE--10.0%
Aventis SA, ADR ............................................       1,250       95,088
AXA, ADR ...................................................       4,600      101,844
Societe Generale, ADR ......................................       8,400      142,771
Total SA, ADR ..............................................       1,500      144,120
                                                                           ----------
                                                                              483,823
                                                                           ----------
GERMANY--4.2%
Schering AG, ADR ...........................................       1,750      103,617
Siemens AG, ADR ............................................       1,350       97,902
                                                                           ----------
                                                                              201,519
                                                                           ----------
IRELAND--3.1%
Allied Irish Banks plc, ADR ................................       4,900      151,851
                                                                           ----------
ITALY--5.0%
Ente Nazionale Idrocarburi SpA, ADR ........................       1,400      140,476
Sanpaolo IMI SpA, ADR ......................................       4,200      102,354
                                                                           ----------
                                                                              242,830
                                                                           ----------
JAPAN--9.3%
Canon, Inc., ADR ...........................................       2,850      152,190
Kao Corp., ADR .............................................         650      156,670
Nomura Holdings, Inc., ADR .................................       9,700      145,015
                                                                           ----------
                                                                              453,875
                                                                           ----------
NETHERLANDS--6.9%
Heineken NV, ADR ...........................................       5,718      187,903
Royal Dutch Petroleum Co.
   (NY Registered Shares) ..................................       2,850      147,260
                                                                           ----------
                                                                              335,163
                                                                           ----------
SWITZERLAND--18.7%
Compagnie Financiere
   Richemont AG, ADR .......................................       3,700       96,607
Credit Suisse Group * ......................................       4,100      146,821
Nestle SA, ADR (Registered) ................................       2,150      143,345
Novartis AG, ADR ...........................................       3,150      140,175
Roche Holding AG, ADR ......................................         950       94,059
Swiss Reinsurance Co., ADR .................................       1,500       97,433
UBS AG (Registered) * ......................................       2,650      188,309
                                                                           ----------
                                                                              906,749
                                                                           ----------
UNITED KINGDOM--31.8%
Barclays plc, ADR ..........................................       5,350   $  186,501
BP plc, ADR ................................................       2,750      147,317
Cadbury Schweppes plc, ADR .................................       5,700      199,956
Diageo plc, ADR ............................................       2,700      147,825
GlaxoSmithKline plc, ADR ...................................       4,600      190,716
HSBC Holdings plc, ADR .....................................       2,600      194,766
Tesco plc, ADR .............................................       6,800       98,500
Unilever plc, ADR ..........................................       5,000      198,850
Vodafone Group plc, ADR ....................................       8,250      182,325
                                                                           ----------
                                                                            1,546,756
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$3,994,192) .........................................                4,618,369
                                                                           ----------

                                                               PRINCIPAL
                                                                AMOUNT
                                                               ---------
SHORT-TERM SECURITIES--5.7%
REPURCHASE AGREEMENT **--5.7%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $277,693
   (Cost--$277,684) ........................................    $277,684      277,684
                                                                           ----------
TOTAL INVESTMENTS--100.8%
(Cost--$4,271,876) .........................................                4,896,053
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.8%) ..........................................                  (38,634)
                                                                           ----------
NET ASSETS--100.0% .........................................               $4,857,419
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/CREDIT SUISSE INTERNATIONAL PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   After a good January and even stronger February, foreign stock markets reversed in March, leaving most major international indexes with modest gains for the first quarter. The second quarter was choppy and ended flat. The year began with hopes that the robust US GDP growth would translate into strong economic growth globally, in turn aiding corporate revenue and profits growth. While U.S. manufacturing, order, inventory and housing data showed strength in the first two months of the year, improving jobs data has remained elusive, tempering market enthusiasm.

   A return of geopolitical risks also haunted markets. Ongoing violence in Iraq contributed to global market jitters. High oil prices kept the energy sector humming while fanning inflationary fears. All eyes were on the Federal Reserve as it weighed its rate hike options, finally electing a strategy of measured, incremental hikes which helped stabilize markets in June.

   International economic news was mixed in the period. Asian macro data ranged from improving to strong, including better-than-expected conditions in Japan. These strong regional trends reversed in the second quarter, however, under the specter of high oil prices, rising interest rates and slower growth in China. Conversely, although European economic data painted a picture of a sluggish recovery on the Continent, equities posted positive returns.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/Credit Suisse International Portfolio underperformed the MSCI EAFE Index over the six month period. The Portfolio benefited from strong stock selection within the Financial and Telecom sectors. These gains were overshadowed, however, by disappointing stock performance in the Industrial and Information Technology sectors.

   With respect to regional allocation, European stocks contributed positively to relative performance throughout the period. The Portfolio also gained relative performance due to the strong performance of our holdings in Brazil. The main detriment to the Portfolio was its underweighting in Japan, whose market was very strong in the first quarter. In addition, our Japan holdings were what we considered to be higher-quality stocks representing companies with above average earnings potential. These type of stocks performed poorly during the period, in many instances for technical reasons (cross shareholding and pension-related selling overhangs).

   We have raised our exposure to the Telecom Services sector. Following a sharp sell-off in April, we identified several telecom services companies in Brazil and China offering what we believe to be decent growth prospects and trading at distressed valuations. We maintain a strong overweight position in Industrials. This reflects our anticipation that rising capital spending will likely replace consumer spending as the strongest driver of economic growth. We trimmed our Technology weighting in favor of Consumer Staple stocks that we feel offer strong cash flows and high dividend yields. The Portfolio maintains a position in emerging markets, which we feel offer pockets of value and historically have tended to benefit from rising U.S. growth.

   We remain of the view that earnings quality and consistency will be the key drivers of stock performance in 2004 and our belief is that our investment focus should work well in this environment. In addition, we believe that gradual increases in interest rates could provide a solid backdrop for growth and for equity markets going forward.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, CREDIT SUISSE ASSET MANAGEMENT, LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/CREDIT SUISSE INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Credit Suisse International Portfolio .......      1.05%           23.20%         9.77%
MSCI EAFE Index ....................................      4.86%           32.85%        11.71%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Ente Nazionale Idrocarburi
  SpA, ADR ...............................       2.7%
ING Groep NV, ADR ........................       2.7
AXA, ADR .................................       2.6
Sanpaolo IMI SpA, ADR ....................       2.5
Shell Transport & Trading
  Co. plc, ADR ...........................       2.5
Reed Elsevier plc, ADR ...................       2.5
Novartis AG, ADR .........................       2.5
BAA plc, ADR .............................       2.4
BP plc, ADR ..............................       2.3
AstraZeneca plc, ADR .....................       2.3
------------------------------------------  -------------
  Total                                         25.0%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Financials                                 25.4%
Industrials                                12.8%
Information Technology                     10.8%
Energy                                      9.0%
Consumer Discretionary                      8.9%
Telecommunication Services                  8.6%
Health Care                                 7.1%
Consumer Staples                            6.4%
Materials                                   5.9%
Utilities                                   2.0%
Other                                       3.1%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/CREDIT SUISSE INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES       VALUE
                                                               ---------   ----------
COMMON STOCKS--96.9%
BRAZIL--1.9%
Tele Norte Leste Participacoes
   SA, ADR .................................................       4,730   $   60,213
                                                                           ----------
FINLAND--1.6%
Stora Enso OYJ, ADR ........................................       3,664       49,757
                                                                           ----------
FRANCE--11.9%
AXA, ADR ...................................................       3,785       83,800
BNP Paribas, ADR ...........................................       1,763       54,214
France Telecom SA, ADR .....................................       1,940       50,983
Lagardere S.C.A., ADR ......................................         901       56,290
LVMH Moet Hennessy Louis
   Vuitton SA, ADR .........................................       2,850       41,228
Peugeot SA, ADR ............................................         723       40,261
Societe Generale, ADR ......................................       3,111       52,876
                                                                           ----------
                                                                              379,652
                                                                           ----------
GERMANY--6.1%
Bayerische Hypo-Und Vereinsbank
   AG, ADR .................................................       2,000       35,648
E.On AG, ADR ...............................................         894       64,806
Infineon Technologies
   AG, ADR * ...............................................       2,435       33,116
Siemens AG, ADR ............................................         850       61,642
                                                                           ----------
                                                                              195,212
                                                                           ----------
HONG KONG--0.8%
Hutchison Whampoa Ltd. .....................................         790       26,967
                                                                           ----------
IRELAND--1.1%
Bank of Ireland, ADR .......................................         635       34,188
                                                                           ----------
ITALY--5.2%
Ente Nazionale Idrocarburi
   SpA, ADR ................................................         865       86,794
Sanpaolo IMI SpA, ADR ......................................       3,300       80,421
                                                                           ----------
                                                                              167,215
                                                                           ----------
JAPAN--16.5%
Canon, Inc., ADR ...........................................       1,031       55,055
Komatsu Ltd., ADR ..........................................       2,680       64,940
Kyocera Corp., ADR .........................................         675       57,915
Mitsubishi Corp., ADR ......................................       2,900       56,344
Nikko Cordial Corp., ADR ...................................       1,345       65,207
Nissan Motor Co., Ltd., ADR ................................       1,515       33,891
Nitto Denko Corp., ADR .....................................         115       58,809
Omron Corp., ADR ...........................................       2,975       69,662
Orix Corp., ADR ............................................       1,110       63,625
                                                                           ----------
                                                                              525,448
                                                                           ----------
MEXICO--2.5%
America Movil SA, ADR ......................................       1,315       47,826
Telefonos de Mexico SA, ADR ................................         940       31,274
                                                                           ----------
                                                                               79,100
                                                                           ----------
NETHERLANDS--7.4%
ABN AMRO Holding NV,
   ADR .....................................................       2,320   $   51,156
ASML Holding NV
   (NY Registered Shares) * ................................       3,820       65,360
ING Groep NV, ADR ..........................................       3,595       85,201
VNU NV, ADR ................................................       1,172       34,037
                                                                           ----------
                                                                              235,754
                                                                           ----------
RUSSIA--1.7%
Vimpel-Communications, ADR * ...............................         555       53,530
                                                                           ----------
SINGAPORE--2.4%
DBS Group Holdings Ltd. ....................................         735       24,579
United Overseas Bank, Ltd., ADR ............................       3,260       50,723
                                                                           ----------
                                                                               75,302
                                                                           ----------
SOUTH KOREA--1.5%
POSCO, ADR .................................................       1,390       46,579
                                                                           ----------
SPAIN--1.4%
Repsol YPF S.A., ADR .......................................       2,100       45,906
                                                                           ----------
SWEDEN--3.8%
Sandvik AB, ADR ............................................       1,847       63,014
SKF AB, ADR ................................................       1,560       57,260
                                                                           ----------
                                                                              120,274
                                                                           ----------
SWITZERLAND--6.9%
Nestle SA, ADR (Registered) ................................       1,080       72,006
Novartis AG, ADR ...........................................       1,760       78,320
UBS AG (Registered) * ......................................         965       68,573
                                                                           ----------
                                                                              218,899
                                                                           ----------
TAIWAN--1.9%
Taiwan Semiconductor
   Manufacturing Co., Ltd., ADR ............................       7,387       61,386
                                                                           ----------
UNITED KINGDOM--22.3%
AstraZeneca plc, ADR .......................................       1,635       74,622
BAA plc, ADR ...............................................       7,760       77,893
BHP Billiton plc, ADR ......................................       1,902       33,209
BP plc, ADR ................................................       1,395       74,730
Cadbury Schweppes plc, ADR .................................       1,730       60,688
GlaxoSmithKline plc, ADR ...................................       1,770       73,384
HSBC Holdings plc, ADR .....................................         785       58,804
Imperial Tobacco Group plc, ADR ............................       1,605       70,395
Reed Elsevier plc, ADR .....................................       2,008       79,015
Shell Transport & Trading
   Co. plc, ADR ............................................       1,780       79,566
Vodafone Group plc, ADR ....................................       1,370       30,277
                                                                           ----------
                                                                              712,583
                                                                           ----------
TOTAL COMMON STOCKS
(Cost--$2,739,800) .........................................                3,087,965
                                                                           ----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/CREDIT SUISSE INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
(IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT       VALUE
                                                               ---------   ----------
SHORT-TERM SECURITIES--1.5%
REPURCHASE AGREEMENT **--1.5%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $47,433
   (Cost--$47,431) .........................................     $47,431   $   47,431
                                                                           ----------
TOTAL INVESTMENTS--98.4%
(Cost--$2,787,231) .........................................                3,135,396
OTHER ASSETS LESS
   LIABILITIES--1.6% .......................................                   51,463
                                                                           ----------
NET ASSETS--100.0% .........................................               $3,186,859
                                                                           ==========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Treasury yields rose during the six-month period ended June 30, 2004, reflecting investors' expectations that the Federal Reserve Board (the Fed) would begin to raise its key short-term rate, the Fed Funds Rate, fast enough to fend off inflation. Behind the sentiment was an improving U.S. economy, displaying healthy job gains, diminishing excess capacity and rising prices. The Treasury two-year note yield rose from a mid-March low of 1.46% to as high as 2.93%. The bellwether 10-year note yield rose to 4.81% from its low of 3.68%. Two things then happened: the Fed made its move, raising rates 1/4% and we learned June employment growth was weaker than expected. As a result, Treasuries rallied with two-year notes ending the period at 2.68% and 10-year notes at 4.45%.

   Meanwhile, extension risk, a risk for investors specific to mortgage-backed securities (MBS) is increasing. This is because, as rates rise, mortgage holders have less incentive to refinance and mortgage investors are left holding mortgage securities that are increasingly less attractive relative to other higher-yielding instruments.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Most positions in the Roszel/Lord Abbett Government Securities Portfolio were defensive, as compensation for risk remained low by historical measures. In particular, the Portfolio maintained lower-than-usual holdings of mortgage-backed securities (MBS), focusing instead on non-mortgage-related bonds of various government agencies.

   Performance was mixed for the period. The Portfolio's maturity structure was the primary driver of relative returns in both the second quarter and year to date. The Portfolio maintained an emphasis on long-term maturities, such as 20 to 30 year bonds. As the Fed begins to raise rates, the value of shorter securities will suffer more than that of longer-term debt. Additionally, our focus on U.S. agency debt (non-mortgage-related bonds) bore fruit over the period ended June 30, 2004 as the sector outperformed Treasuries.

   Conversely, the decision to underemphasize MBS adversely affected the Portfolio as the sector surged during May and June, and outperformed year to date. MBS yields relative to those of comparable Treasuries have been unattractive for quite some time; however, valuations have recently improved.

   We expect the bond market to remain volatile even though the first Fed rate hike has occurred. During the period ended June 30, 2004, we are structuring the Portfolio in a defensive posture, with relatively low exposure to non-Treasury securities and a maturity structure that emphasizes long-term maturities. We are also transitioning the composition of the mortgage holdings from lower to higher coupon bonds. Higher coupon securities, offer better protection from extension risk. As valuations improve, we will add Portfolio exposure to MBS and to conventional U.S. agency bonds that are callable (a feature that allows the issuer to retire the bonds before maturity) - both of which typically do well as volatility falls.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, LORD, ABBETT, & CO. LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/Lord Abbett Government
  Securities Portfolio .............................       0.19%          (0.36)%       3.84%
Merrill Lynch U.S. Government Master
  Bond Index .......................................      (0.18)%         (1.29)%       4.71%
Merrill Lynch U.S. Domestic Master Bond Index ......       0.13%           0.30%        5.38%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Federal Home Loan
  Mortgage Corp., Gold Pool TBA
  6.00% due 08/15/34 .....................      12.7%
Federal National
  Mortgage Assn. TBA
  5.50% due 07/25/34 .....................      10.0
U.S. Treasury Bond
  5.25% due 02/15/29 .....................       7.7
Federal Home Loan
  Mortgage Corp. Gold Pool
  4.50% due 04/01/19 .....................       6.1
Federal National
  Mortgage Assn. TBA
  6.50% due 08/25/34 .....................       5.6
Federal Home Loan
  Mortgage Corp., Gold Pool TBA
  5.00% due 07/15/19 .....................       5.3
Federal Home Loan
  Mortgage Corp. Gold Pool
  5.00% due 03/01/34 .....................       4.9
Federal National Mortgage Assn.
  4.75% due 02/21/13 .....................       4.4
Federal National
  Mortgage Assn. TBA
  5.50% due 08/25/19 .....................       2.1
Federal Home Loan
  Mortgage Corp.
  7.50% due 06/15/06 .....................       1.5
------------------------------------------  -------------
  Total                                         60.3%

                              PERCENTAGE OF FIXED
ASSET MIX BY ISSUER**         INCOME INVESTMENTS
----------------------------  -------------------
U.S. Government Agency .....         87.6%
U.S. Treasury ..............         12.4
----------------------------  -------------------
  Total                             100.0%

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                S&P     PRINCIPAL
                                               RATING     AMOUNT       VALUE
                                              --------  ----------  ------------
U.S. GOVERNMENT SECURITIES--92.0%
U.S. GOVERNMENT AGENCIES--COLLATERALIZED
   MORTGAGE OBLIGATIONS--10.1%
Federal Home Loan
   Mortgage Corp.
   3.00% due 05/15/12 ..................         AAA    $  228,293   $   228,851
   6.00% due 02/15/21 ..................         AAA         6,232         6,228
   7.50% due 06/15/06 ..................         AAA       234,613       234,510
Federal Home Loan
   Mortgage Corp. (b)
   1.90% due 12/15/22 ..................         AAA         8,858        8,859
   2.75% due 08/15/08 ..................         AAA        21,778       21,768
Federal National
   Mortgage Assn.
   5.50% due 12/25/08 ..................         AAA        98,412       98,834
Federal National
   Mortgage Assn. (b)
   1.74% due 03/25/09 ..................         AAA       197,047      198,052
   1.81% due 08/25/07 ..................         AAA       192,994      193,715
   2.13% due 10/25/08 ..................         AAA       125,425      126,536
   2.65% due 05/25/08 ..................         AAA        90,597       90,673
   4.30% due 01/25/22 ..................         AAA        29,357       29,946
                                                                    -----------
                                                                      1,237,972
                                                                    -----------

U.S. GOVERNMENT AGENCIES--MORTGAGE
   BACKED SECURITIES--70.5%
Federal Home Loan
   Mortgage Corp.
   Gold Pool
   4.50% due 04/01/19 ..................         AAA       890,000       870,717
   5.00% due 11/01/18 ..................         AAA       203,203       203,859
   5.00% due 03/01/34 ..................         AAA       581,367       562,069
   5.00% due 05/01/34 ..................         AAA       169,279       163,585
   5.00% due 06/01/34 ..................         AAA        75,007        72,484
   5.50% due 09/01/18 ..................         AAA       184,903       189,345
   6.00% due 06/01/08 ..................         AAA        52,739        54,125
   6.50% due 08/01/32 ..................         AAA        17,644        18,404
   7.00% due 08/25/07 ..................         AAA       164,288       173,395
   7.00% due 03/01/32 ..................         AAA        53,635        56,608
Federal Home Loan
   Mortgage Corp.,
   Gold Pool TBA
   5.00% due 07/15/19 ..................         AAA       800,000       800,250
   6.00% due 08/15/34 ..................         AAA     1,435,000     1,459,216
Federal National
   Mortgage Assn.
   4.75% due 02/21/13 ..................         AAA       698,000       673,760
   5.50% due 04/01/17 ..................         AAA        30,104        30,861
   6.00% due 09/01/32 ..................         AAA        11,224        11,472
   6.13% due 03/15/12 ..................         AAA       141,000       152,043
   6.50% due 07/01/30 ..................         AAA       205,677       214,315
   6.63% due 11/15/30 ..................         AAA       122,000       134,268
   7.25% due 01/15/10 ..................         AAA       130,000       147,993
Federal National
   Mortgage Assn. TBA
   5.50% due 08/25/19 ..................         AAA       315,000       320,906
   5.50% due 07/25/34 ..................         AAA     1,325,000     1,318,375
   6.50% due 08/25/34 ..................         AAA       800,000       830,000
Government National
   Mortgage Assn.
   7.00% due 02/15/31 ..................         AAA    $    4,265   $     4,532
Government National
   Mortgage Assn., TBA
   6.00% due 07/15/34 ..................         AAA       175,000       179,156
                                                                     -----------
                                                                       8,641,738
                                                                     -----------
U.S. GOVERNMENT TREASURIES--11.4%
U.S. Treasury Bonds
   5.25% due 02/15/29 ..................         AAA     1,090,000     1,068,711
U.S. Treasury Strips
   5.77% due 11/15/27 (a) ..............         AAA       485,000       130,691
U.S. Treasury Notes
   4.88% due 02/15/12 ..................         AAA        55,000        56,805
   6.50% due 02/15/10 ..................         AAA       130,000       146,484
                                                                     -----------
                                                                       1,402,691
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST--$11,369,033) ....................                              11,282,401
                                                                     -----------

SHORT-TERM SECURITIES--44.3%
DISCOUNT NOTES--40.2%
Federal Farm Credit Bank
   1.21% due 07/08/04 (a) ..............                 2,000,000     1,999,462
Federal Home Loan Bank
   1.20% due 07/01/04 (a) ..............                 2,938,000     2,937,902
                                                                     -----------
                                                                       4,937,364
                                                                     -----------

REPURCHASE AGREEMENT *--4.1%
Nomura Securities
   International, Inc.,
   1.20%, dated 06/30/04,
   due 07/01/04, total to
   be received $500,059
   (Cost--$500,042) ....................                   500,042       500,042
                                                                     -----------
TOTAL SHORT-TERM SECURITIES
(Cost--$5,437,406) .....................                               5,437,406
                                                                     -----------
TOTAL INVESTMENTS--136.3%
(Cost--$16,806,439) ....................                              16,719,807
OTHER LIABILITIES IN
   EXCESS OF
   ASSETS--(36.3)% .....................                              (4,453,538)
                                                                     -----------
NET ASSETS--100% .......................                             $12,266,269
                                                                     ===========

----------
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

(a)  ZERO COUPON SECURITY - RATE DISCLOSED IS THE MARKET YIELD AS OF JUNE 30,
     2004.

(b)  FLOATING RATE SECURITY - RATE DISCLOSED IS AS OF JUNE 30, 2004.

GLOSSARY:
TBA--SECURITY IS SUBJECT TO DELAYED DELIVERY.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The first half of 2004 was a classic seesaw with respect to the bond market. The first quarter saw lower rates and strong returns, while the second quarter posted negative returns as rates rose, thus resulting in a relatively flat six-month period. Interest rates dropped for each month during the first quarter as a lack of significant job growth and a continued subdued inflation rate kept the bears at bay. Deflation, not inflation, was a growing concern for policy makers as the Consumer Price Index rose at only a 1.1% annual rate for the period from November 2003 to January 2004. The weak job market had an even greater influence on interest rates. Monthly job creation had turned positive during the fourth quarter of 2003, but the growth was well below estimates for the first few months of this year. Interest rates bottomed out in mid March as the yields on the 2-year and 10-year Treasury Notes hit 1.46% and 3.68% respectively. Rates then moved higher quite quickly as the second quarter started with some very strong economic data releases. The economy added 308,000 new jobs during March, the biggest one-month period since April 2000. This job report forced economists and investors to move the timeline for higher fed funds rates up by about 3 months. Before the report the fed funds futures market was estimating a 0% chance of a rate hike by August, but by the end of following week, that likelihood increased to 75%. Due to this change in expectations, bond yields began to rise in anticipation of a more restrictive monetary policy.

   Federal Reserve Governors agreed to keep the Federal Funds Rate at 1.00% at their meeting on May 4, but removed the term "patience" from their statement regarding their prospects of raising the Fed Funds Rate from its then low level of 1.00%. Financial markets essentially did not react as this decision was widely expected. The economy, though, continued on its strong pace as evidenced by an additional 288,000 new jobs added during April. By the middle of May, the rate on the 2-year and 10-year Treasury Notes had risen to 2.64% and 4.77%, respectively. During June, interest rates leveled off and even fell slightly as buyers came back into the market to capture these higher yields. Inflation concerns abetted a bit as oil prices rolled over from the high on June 1.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Corporate bonds and Treasuries led the market during the first quarter while mortgage-backed securities and cash equivalents outperformed for the second quarter. The strong relative returns from mortgages and cash in the second quarter allowed them to post the only positive returns of all sectors for the first six months. As the entire yield curve shifted upward in the first half of the year, there was no place to avoid principal erosion except by holding cash. As a result, duration management was less important than sector selection during the first half of the year.

   The Roszel/MLIM Fixed-Income Portfolio's neutral allocation to the mortgage-backed security sector helped to keep performance in line to slightly above the benchmark during the second quarter. Our higher than benchmark allocation to cash equivalents also helped avoid greater principal erosion as rates rose during the second quarter. During 2004 we have been consciously allowing cash to accumulate in the Portfolio and any purchases made were done so in the mortgage-backed sector. In hindsight this has proven to be an effective strategy as the cash and mortgage-backed sectors of the market were the only to post positive returns year-to-date. Our overweight in corporate bonds resulted in both positive and negative relative returns as the sector outperformed during the first quarter then underperformed in the second. We remain positive, though, on the corporate bond sector as relative returns should improve during the anticipated economic recovery. We will maintain our overall shorter duration stance as we expect interest rates to continue their upward trend.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, MERRILL LYNCH INVESTMENT MANAGERS, L.P.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SINCE
                                                      SIX MONTHS++      ONE YEAR     INCEPTION+
                                                      ------------      --------     ----------
Roszel/MLIM Fixed-Income Portfolio ................      (0.46)%         (0.64)%        2.33%
Merrill Lynch U.S. Domestic Master Bond Index .....       0.13%           0.30%         5.38%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENTAGE
TOP TEN HOLDINGS**                          OF NET ASSETS
------------------------------------------  -------------
Federal National Mortgage Assn.
  5.00% due 11/01/18 .....................       5.5%
Federal National Mortgage Assn.
  6.00% due 11/01/33 .....................       5.0
U.S. Treasury Notes
  4.38% due 05/15/07 .....................       4.6
U.S. Treasury Notes
  4.00% due 11/15/12 .....................       4.3
U.S. Treasury Notes
  4.75% due 11/15/08 .....................       3.1
Federal National Mortgage Assn.
  6.00% due 01/01/33 .....................       3.0
Government National
  Mortgage Assn.
  5.00% due 11/15/18 .....................       2.9
Federal National Mortgage Assn.
  3.25% due 01/15/08 .....................       2.9
Federal National Mortgage Assn.
  5.50% due 02/01/19 .....................       2.8
Federal National Mortgage Assn.
  6.50% due 12/01/33 .....................       2.7
------------------------------------------  -------------
  Total                                         36.8%

                              PERCENTAGE OF FIXED
S&P RATINGS**                 INCOME INVESTMENTS
----------------------------  -------------------
AAA - A ....................         25.4%
BBB - B ....................          1.6
U.S. Government &
  Agencies Obligations .....         73.0
----------------------------  -------------------
  Total                             100.0%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

U.S. Government Securities            68.1%
Financials                            18.2%
Materials                              2.4%
Consumer Discretionary                 1.6%
Telecommunication Services             1.5%
Information Technology                 1.5%
Other                                  6.7%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                S&P     PRINCIPAL
                                               RATING     AMOUNT       VALUE
                                              --------  ----------   -----------
FIXED INCOME INVESTMENTS--93.3%
CONSUMER DISCRETIONARY--1.6%
MULTILINE RETAIL--1.6%
Target Corp.
      6.35% due 01/15/11 ...............         A+       $250,000   $   272,579
                                                                     -----------

FINANCIALS--18.2%
CAPITAL MARKETS--2.4%
Goldman Sachs Group, Inc.
      4.13% due 01/15/08 ...............         A+        400,000       401,212
                                                                     -----------

COMMERCIAL BANKS--3.9%
Bank of America Corp.
   5.25% due 02/01/07 ..................         A+        250,000       260,821
Wells Fargo & Co.
   3.50% due 04/04/08 ..................         AA-       400,000       394,186
                                                                     -----------
                                                                         655,007
                                                                     -----------

CONSUMER FINANCE--7.0%
American General
   Finance Corp.
   5.38% due 10/01/12 ..................         A+        250,000       250,384
Ford Motor Credit Co.
   6.70% due 07/16/04 ..................         BBB-      250,000       250,543
Household Finance Corp.
   5.88% due 02/01/09 ..................          A        400,000       422,248
International Lease
   Finance Corp.
   6.38% due 03/15/09 ..................         AA-       250,000       268,134
                                                                     -----------
                                                                       1,191,309
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES--3.4%
CIT Group, Inc.
   5.50% due 11/30/07 ..................          A        250,000       261,139
National Rural Utilities
   Cooperative
   Finance Corp.
   6.00% due 05/15/06 ..................         A+        300,000       315,702
                                                                     -----------
                                                                         576,841
                                                                     -----------

THRIFTS & MORTGAGE FINANCE--1.5%
Countrywide Home Loans, Inc.
   5.50% due 08/01/06 ..................          A        250,000       260,536
                                                                     -----------
   TOTAL FINANCIALS ....................                               3,084,905
                                                                     -----------

INFORMATION
   TECHNOLOGY--1.5%
COMPUTERS & PERIPHERALS--1.5%
International Business Machines Corp.
   5.38% due 02/01/09 ..................         A+        250,000       261,350
                                                                     -----------

MATERIALS--2.4%
METALS & MINING--2.4%
Alcoa, Inc.
   5.38% due 01/15/13 ..................         A-        400,000       403,668
                                                                     -----------

TELECOMMUNICATION SERVICES--1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
SBC Communications, Inc.
   5.88% due 08/15/12 ..................         A+       $250,000   $   256,594
                                                                     -----------

U.S. GOVERNMENT SECURITIES--68.1%
U.S. GOVERNMENT AGENCIES--53.3%
Federal Home Loan Bank
   4.63% due 04/15/05 ..................         AAA       420,000       428,443
   5.13% due 03/06/06 ..................         AAA       250,000       259,504
Federal Home
   Loan Mortgage Corp.
   5.13% due 07/15/12 ..................         AAA       350,000       353,650
   5.50% due 12/01/17 ..................         AAA       253,034       259,113
Federal National
   Mortgage Assn.
   3.25% due 01/15/08 ..................         AAA       500,000       491,382
   3.50% due 09/15/04 ..................         AAA       250,000       251,053
   3.88% due 03/15/05 ..................         AAA       250,000       253,540
   5.00% due 02/01/18 ..................         AAA       315,896       316,970
   5.00% due 11/01/18 ..................         AAA       930,804       933,969
   5.25% due 01/15/09 ..................         AAA       350,000       366,620
   5.50% due 11/01/17 ..................         AAA       223,866       229,497
   5.50% due 11/01/17 ..................         AAA       216,462       221,906
   5.50% due 02/01/19 ..................         AAA       468,282       480,060
   6.00% due 07/01/17 ..................         AAA        26,237        27,369
   6.00% due 09/01/17 ..................         AAA       184,473       192,432
   6.00% due 11/01/32 ..................         AAA       141,969       145,112
   6.00% due 01/01/33 ..................         AAA       505,387       516,575
   6.00% due 03/01/33 ..................         AAA       299,210       305,834
   6.00% due 11/01/33 ..................         AAA       838,018       856,528
   6.50% due 06/01/16 ..................         AAA        35,902        37,942
   6.50% due 06/01/17 ..................         AAA        16,008        16,918
   6.50% due 08/01/32 ..................         AAA       373,470       389,154
   6.50% due 12/01/33 ..................         AAA       440,402       458,897
   6.63% due 10/15/07 ..................         AAA       240,000       261,698
   7.00% due 05/01/32 ..................         AAA       353,951       373,572
Government National
   Mortgage Assn.
   5.00% due 11/15/18 ..................         AAA       489,967       494,449
   6.50% due 03/15/32 ..................         AAA       102,015       106,720
   7.00% due 07/15/32 ..................         AAA        24,496        26,028
                                                                     -----------
                                                                       9,054,935
                                                                     -----------

U.S. GOVERNMENT TREASURIES--14.8%
U.S. Treasury Notes
   4.00% due 11/15/12 ..................         AAA       750,000       726,123
   4.38% due 05/15/07 ..................         AAA       750,000       775,195
   4.63% due 05/15/06 ..................         AAA       200,000       207,086
   4.75% due 11/15/08 ..................         AAA       500,000       522,188
   6.63% due 05/15/07 ..................         AAA       250,000       273,740
                                                                     -----------
                                                                       2,504,332
                                                                     -----------
   TOTAL U.S. GOVERNMENT
     SECURITIES ........................                              11,559,267
                                                                     -----------
TOTAL FIXED INCOME
   INVESTMENTS
(Cost--$16,018,093) ....................                              15,838,363
                                                                     -----------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/MLIM FIXED-INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                               ---------     -----------
SHORT-TERM SECURITIES--5.1%
REPURCHASE AGREEMENT *--5.1%
Nomura Securities
   International, Inc.,
   1.20%, dated 06/30/04,
   due 07/01/04, total to
   be received $872,292
   (Cost--$872,262) ....................        $872,262     $   872,262
                                                             -----------
TOTAL INVESTMENTS--98.4%
(Cost--$16,890,355) ....................                      16,710,625

OTHER ASSETS LESS
   LIABILITIES--1.6% ...................                         269,602
                                                             -----------
NET ASSETS--100% .......................                     $16,980,227
                                                             ===========

----------
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  ROSZEL/LORD
                                                     ABBETT      ROSZEL/LEVIN    ROSZEL/MLIM    ROSZEL/SOUND
                                                   LARGE CAP      LARGE CAP        RELATIVE      LARGE CAP
                                                     VALUE          VALUE           VALUE          CORE
                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                  -----------    ------------    -----------    ------------
ASSETS:
Investments, at cost ........................     $10,540,160     $2,533,172     $13,452,196     $  917,006
                                                  -----------     ----------     -----------     ----------
Investments, at value .......................      11,869,896      2,826,285      15,854,590      1,019,583
Repurchase agreements, at value .............         779,737         18,086         460,998         13,118
                                                  -----------     ----------     -----------     ----------
  Total investments, at value ...............      12,649,633      2,844,371      16,315,588      1,032,701
Cash ........................................              --         25,143              --             --
Receivables:
  Investment advisor ........................              --          3,809              --          4,609
  Dividends and interest ....................           8,752          3,217          26,960            603
  Investments sold ..........................          88,851         17,561              --             --
                                                  -----------     ----------     -----------     ----------
Total assets ................................      12,747,236      2,894,101      16,342,548      1,037,913
                                                  -----------     ----------     -----------     ----------

LIABILITIES:
Payables:
  Administrative fees .......................           4,284          2,975           4,784          2,627
  Capital shares redeemed ...................          51,780         33,903          44,696          2,309
  Investment advisor ........................           3,868             --           6,422             --
  Investments purchased .....................         132,737         27,762              --             --
  Trustees' fees ............................              14             13              18              2
Accrued expenses and other
  liabilities ...............................           9,818         11,874          11,792         10,576
                                                  -----------     ----------     -----------     ----------
Total liabilities ...........................         202,501         76,527          67,712         15,514
                                                  -----------     ----------     -----------     ----------

NET ASSETS ..................................     $12,544,735     $2,817,574     $16,274,836     $1,022,399
                                                  ===========     ==========     ===========     ==========

NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............     $       968     $      271     $     1,344     $       91
Paid-in capital .............................       9,976,172      2,182,837      12,908,015        873,669
Accumulated undistributed
  investment income (loss)--net .............          28,760         13,148         101,230         (1,387)
Accumulated realized capital gain on
  investments--net ..........................         429,362        310,119         400,855         34,331
Unrealized appreciation on
  investments--net ..........................       2,109,473        311,199       2,863,392        115,695
                                                  -----------     ----------     -----------     ----------
NET ASSETS ..................................     $12,544,735     $2,817,574     $16,274,836     $1,022,399
                                                  ===========     ==========     ===========     ==========

SHARES OUTSTANDING ..........................         968,320        270,531       1,344,111         90,971
                                                  ===========     ==========     ===========     ==========

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....     $     12.96     $    10.41     $     12.11     $    11.24
                                                  ===========     ==========     ===========     ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                    ROSZEL/
                                                    ROSZEL/        NICHOLAS-       ROSZEL/
                                                   INVESCO-        APPLEGATE     RITTENHOUSE       ROSZEL/
                                                   NAM LARGE       LARGE CAP      LARGE CAP     SENECA LARGE
                                                   CAP CORE         GROWTH         GROWTH        CAP GROWTH
                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                  -----------     ----------     -----------    ------------
ASSETS:
Investments, at cost ........................     $2,220,904      $1,336,882     $10,320,688     $4,371,705
                                                  ----------      ----------     -----------     ----------
Investments, at value .......................      2,427,784       1,385,095      11,288,233      4,317,578
Repurchase agreements, at value .............         87,561          73,839         391,558        237,867
                                                  ----------      ----------     -----------     ----------
  Total investments, at value ...............      2,515,345       1,458,934      11,679,791      4,555,445
Receivables:
  Capital shares sold .......................         33,818             542          43,290         25,815
  Investment advisor ........................          3,492           4,239              --          1,965
  Dividends and interest ....................          1,366           1,067           8,210          2,983
  Investments sold ..........................         15,331          75,118         253,484         60,628
                                                  ----------      ----------     -----------     ----------
Total assets ................................      2,569,352       1,539,900      11,984,775      4,646,836
                                                  ----------      ----------     -----------     ----------

LIABILITIES:
Payables:
  Administrative fees .......................          2,856           2,707           4,306          3,095
  Capital shares redeemed ...................             --             347              --            268
  Investment advisor ........................             --              --           3,335             --
  Investments purchased .....................         14,913          98,733         223,347         88,520
  Trustees' fees ............................              6               4              25              1
Accrued expenses and other
  liabilities ...............................         10,662          10,456          11,249          9,522
                                                  ----------      ----------     -----------     ----------
Total liabilities ...........................         28,437         112,247         242,262        101,406
                                                  ----------      ----------     -----------     ----------

NET ASSETS ..................................     $2,540,915      $1,427,653     $11,742,513     $4,545,430
                                                  ==========      ==========     ===========     ==========

NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............     $      233      $      130     $     1,074     $      415
Paid-in capital .............................      2,133,862       1,224,522      10,225,994      4,063,228
Accumulated undistributed
  investment loss--net ......................           (663)         (4,395)           (689)        (1,559)
Accumulated realized capital gain on
  investments--net ..........................        113,042          85,344         157,031        299,606
Unrealized appreciation on
  investments--net ..........................        294,441         122,052       1,359,103        183,740
                                                  ----------      ----------     -----------     ----------
NET ASSETS ..................................     $2,540,915      $1,427,653     $11,742,513     $4,545,430
                                                  ==========      ==========     ===========     ==========

SHARES OUTSTANDING ..........................        233,322         130,079       1,073,795        414,985
                                                  ==========      ==========     ===========     ==========
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....     $    10.89      $    10.98     $     10.94     $    10.95
                                                  ==========      ==========     ===========     ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                   ROSZEL/
                                                    ROSZEL/         ROSZEL/      ROSZEL/NWQ       DELAWARE
                                                  VALENZUELA      SENECA MID      SMALL CAP       SMALL-MID
                                                 MID CAP VALUE    CAP GROWTH       VALUE         CAP GROWTH
                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                 -------------    ----------     -----------     ----------
ASSETS:
Investments, at cost ........................     $3,800,531      $3,775,755     $ 4,457,552     $2,536,184
                                                  ----------      ----------     -----------     ----------
Investments, at value .......................      4,637,467       3,869,980       5,776,784      2,910,012
Repurchase agreements, at value .............         18,142         127,903         113,729        176,962
                                                  ----------      ----------     -----------     ----------
  Total investments, at value ...............      4,655,609       3,997,883       5,890,513      3,086,974
Cash ........................................             --              --          44,963             --
Receivables:
  Capital shares sold .......................             --          29,217              --             --
  Investment advisor ........................          1,915           3,398             820          2,952
  Dividends and interest ....................          3,272             555           7,827            241
  Investments sold ..........................         94,251              --          28,839             --
                                                  ----------      ----------     -----------     ----------
Total assets ................................      4,755,047       4,031,053       5,972,962      3,090,167
                                                  ----------      ----------     -----------     ----------

LIABILITIES:
Payables:
  Administrative fees .......................          3,215           3,036           3,295          2,939
  Capital shares redeemed ...................         41,426              --         159,400         21,233
  Investments purchased .....................             --         112,811              --             --
  Trustees' fees ............................             20               1               8             --
Accrued expenses and other
  liabilities ...............................         11,364          11,320          10,571         10,473
                                                  ----------      ----------     -----------     ----------
Total liabilities ...........................         56,025         127,168         173,274         34,645
                                                  ----------      ----------     -----------     ----------

NET ASSETS ..................................     $4,699,022      $3,903,885     $ 5,799,688     $3,055,522
                                                  ==========      ==========     ===========     ==========

NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............     $      432      $      379     $       481     $      277
Paid-in capital .............................      3,509,730       3,526,568       4,005,669      2,411,059
Accumulated undistributed
  investment income (loss)--net .............         (9,223)         (8,186)          3,593        (12,552)
Accumulated realized capital gain on
  investments--net ..........................        343,005         162,996         356,984        105,948
Unrealized appreciation on
  investments--net ..........................        855,078         222,128       1,432,961        550,790
                                                  ----------      ----------     -----------     ----------
NET ASSETS ..................................     $4,699,022      $3,903,885     $ 5,799,688     $3,055,522
                                                  ==========      ==========     ===========     ==========

SHARES OUTSTANDING ..........................        432,285         379,117         480,624        276,714
                                                  ==========      ==========     ===========     ==========

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....     $    10.87      $    10.30     $     12.07     $    11.04
                                                  ==========      ==========     ===========     ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                 ROSZEL/LORD
                                                    ROSZEL/      ROSZEL/CREDIT     ABBETT
                                                    LAZARD          SUISSE       GOVERNMENT      ROSZEL/MLIM
                                                 INTERNATIONAL   INTERNATIONAL   SECURITIES      FIXED-INCOME
                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                 -------------   -------------   -----------     ------------
ASSETS:
Investments, at cost ........................     $4,271,876      $2,787,231     $16,806,439     $16,890,355
                                                  ----------      ----------     -----------     -----------
Investments, at value .......................      4,618,369       3,087,965      16,219,765      15,838,363
Repurchase agreements, at value .............        277,684          47,431         500,042         872,262
                                                  ----------      ----------     -----------     -----------
  Total investments, at value ...............      4,896,053       3,135,396      16,719,807      16,710,625
Receivables:
  Capital shares sold .......................            278          52,461          22,400         127,276
  Investment advisor ........................          1,665           3,015              --              --
  Dividends and interest ....................         14,036          11,629          54,537         165,408
  Investments sold ..........................             --              --       2,667,712              --
                                                  ----------      ----------     -----------     -----------
Total assets ................................      4,912,032       3,202,501      19,464,456      17,003,309
                                                  ----------      ----------     -----------     -----------

LIABILITIES:
Payables:
  Bank overdraft ............................             --             295              --              --
  Administrative fees .......................          3,040           3,055           4,252           4,961
  Capital shares redeemed ...................         39,648              56              --              --
  Investment advisor ........................             --              --           1,417           4,880
  Investments purchased .....................             --              --       7,179,342              --
  Trustees' fees ............................              1              17               3               4
Accrued expenses and other
  liabilities ...............................         11,924          12,219          13,173          13,237
                                                  ----------      ----------     -----------     -----------
Total liabilities ...........................         54,613          15,642       7,198,187          23,082
                                                  ----------      ----------     -----------     -----------

NET ASSETS ..................................     $4,857,419      $3,186,859     $12,266,269     $16,980,227
                                                  ==========      ==========     ===========     ===========

NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............     $      420      $      286     $     1,206     $     1,707
Paid-in capital .............................      4,168,407       2,490,769      12,541,152      17,281,454
Accumulated undistributed
  investment income (loss)--net .............         43,589          32,303         (28,224)        (48,808)
Accumulated realized capital gain
  (loss) on investments--net ................         20,826         315,336        (161,233)        (74,396)
Unrealized appreciation (depreciation)
  on investments--net .......................        624,177         348,165         (86,632)       (179,730)
                                                  ----------      ----------     -----------     -----------
NET ASSETS ..................................     $4,857,419      $3,186,859     $12,266,269     $16,980,227
                                                  ==========      ==========     ===========     ===========

SHARES OUTSTANDING ..........................        419,708         285,779       1,206,180       1,707,439
                                                  ==========      ==========     ===========     ===========

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....     $    11.57      $    11.15     $     10.17     $      9.94
                                                  ==========      ==========     ===========     ===========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 ROSZEL/LORD                                      ROSZEL/
                                                   ABBETT       ROSZEL/LEVIN    ROSZEL/MLIM        SOUND
                                                  LARGE CAP       LARGE CAP      RELATIVE        LARGE CAP
                                                    VALUE           VALUE          VALUE           CORE
                                                  PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                 -----------    ------------    -----------      ---------
INVESTMENT INCOME:
  Dividends .................................     $ 92,767        $  31,276      $190,601        $  6,431
  Interest ..................................        1,379               86           991             152
  Less: Foreign taxes withheld ..............         (154)             (39)           --              --
                                                  --------        ---------      --------        --------
Total income ................................       93,992           31,323       191,592           6,583
                                                  --------        ---------      --------        --------

EXPENSES:
Investment advisory fees ....................       45,858           12,112        64,102           4,186
Administrative services .....................       23,363           17,193        26,787          15,700
Professional fees ...........................       10,402            9,314        11,037           9,036
Custodian fees ..............................          624            6,223         2,796           1,740
Transfer agent fees .........................        4,972            4,972         4,972           4,972
Printing and shareholder reports ............          937              266         1,331              88
Trustees' fees and expenses .................          475              142           681              46
Other .......................................          757              260           953              73
                                                  --------        ---------      --------        --------
  Total expenses before expense
    reductions ..............................       87,388           50,482       112,659          35,841
                                                  --------        ---------      --------        --------
  Less: Advisory fee waivers and
    reimbursements, if any ..................      (24,333)         (33,832)      (24,513)        (30,085)
  Less: Reductions from directed
    brokerage agreements, if any ............          (38)            (688)           --              --
                                                  --------        ---------      --------        --------
  Net expenses ..............................       63,017           15,962        88,146           5,756
                                                  --------        ---------      --------        --------
Net investment income .......................       30,975           15,361       103,446             827
                                                  --------        ---------      --------        --------

REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ...........      435,659          320,370       414,758          36,783
Change in unrealized appreciation
  (depreciation) on investments--net ........      (34,908)        (222,474)      141,919         (23,681)
                                                  --------        ---------      --------        --------
Total realized and unrealized gain on
  investments--net ..........................      400,751           97,896       556,677          13,102
                                                  --------        ---------      --------        --------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...........................     $431,726        $ 113,257      $660,123        $ 13,929
                                                  ========        =========      ========        ========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------

                                                   ROSZEL/         ROSZEL/
                                                   INVESCO-       NICHOLAS-       ROSZEL/         ROSZEL/
                                                     NAM          APPLEGATE     RITTENHOUSE       SENECA
                                                  LARGE CAP       LARGE CAP      LARGE CAP       LARGE CAP
                                                    CORE           GROWTH         GROWTH          GROWTH
                                                  PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                  ---------       ---------     -----------      ---------
INVESTMENT INCOME:
  Dividends .................................     $  14,909       $  5,547       $  64,330       $  18,267
  Interest ..................................           339            162           1,068             730
  Less: Foreign taxes withheld ..............            --             --              --              --
                                                  ---------       --------       ---------       ---------
Total income ................................        15,248          5,709          65,398          18,997
                                                  ---------       --------       ---------       ---------

EXPENSES:
Investment advisory fees ....................         9,963          5,762          46,565          16,705
Administrative services .....................        16,786         15,988          23,601          18,000
Professional fees ...........................         9,237          9,085          10,484           9,447
Custodian fees ..............................         2,266          2,189           1,782           1,926
Transfer agent fees .........................         4,972          4,921           4,918           4,972
Printing and shareholder reports ............           214            123             975             333
Trustees' fees and expenses .................           109             64             504             169
Other .......................................           217            103             790             260
                                                  ---------       --------       ---------       ---------
  Total expenses before expense
    reductions ..............................        43,764         38,235          89,619          51,812
                                                  ---------       --------       ---------       ---------
  Less: Advisory fee waivers and
    reimbursements, if any ..................       (30,067)       (30,312)        (25,589)        (28,846)
  Less: Reductions from directed
    brokerage agreements, if any ............            --            (33)           (147)         (4,624)
                                                  ---------       --------       ---------       ---------
  Net expenses ..............................        13,697          7,890          63,883          18,342
                                                  ---------       --------       ---------       ---------
Net investment income (loss) ................         1,551         (2,181)          1,515             655
                                                  ---------       --------       ---------       ---------

REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ...........       119,038         88,594         217,647         299,604
Change in unrealized appreciation
  (depreciation) on investments--net ........      (115,008)       (62,271)       (144,631)       (337,023)
                                                  ---------       --------       ---------       ---------
Total realized and unrealized gain (loss)
  on investments--net .......................         4,030         26,323          73,016         (37,419)
                                                  ---------       --------       ---------       ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     $   5,581       $ 24,142       $  74,531       $ (36,764)
                                                  =========       ========       =========       =========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------

                                                   ROSZEL/         ROSZEL/        ROSZEL/        ROSZEL/
                                                 VALENZUELA        SENECA          NWQ          DELAWARE
                                                   MID CAP         MID CAP      SMALL CAP       SMALL-MID
                                                    VALUE          GROWTH         VALUE         CAP GROWTH
                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                 ----------       ---------     ---------       ----------
INVESTMENT INCOME:
  Dividends .................................     $  18,505       $   9,861      $ 34,004        $  5,454
  Interest ..................................           370             482           620             535
  Less: Foreign taxes withheld ..............           (95)             --          (178)             --
                                                  ---------       ---------      --------        --------
Total income ................................        18,780          10,343        34,446           5,989
                                                  ---------       ---------      --------        --------

EXPENSES:
Investment advisory fees ....................        19,050          15,083        22,938          12,063
Administrative services .....................        18,470          17,728        18,924          17,022
Professional fees ...........................         9,540           9,404         9,618           9,271
Custodian fees ..............................         2,166           4,142         1,884           2,487
Transfer agent fees .........................         4,972           4,972         4,972           4,972
Printing and shareholder reports ............           415             325           450             239
Trustees' fees and expenses .................           217             805           228             109
Other .......................................           345             259           336             166
                                                  ---------       ---------      --------        --------
  Total expenses before expense
    reductions ..............................        55,175          52,718        59,350          46,329
                                                  ---------       ---------      --------        --------
  Less: Advisory fee waivers and
    reimbursements, if any ..................       (28,978)        (31,988)      (28,314)        (30,003)
  Less: Reductions from directed
    brokerage agreements, if any ............            --          (4,415)         (869)             --
                                                  ---------       ---------      --------        --------
  Net expenses ..............................        26,197          16,315        30,167          16,326
                                                  ---------       ---------      --------        --------
Net investment income (loss) ................        (7,417)         (5,972)        4,279         (10,337)
                                                  ---------       ---------      --------        --------
REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ...........       344,504         162,997       364,537         161,499
Change in unrealized appreciation
  (depreciation) on investments--net ........      (161,909)       (179,640)      248,194          10,737
                                                  ---------       ---------      --------        --------
Total realized and unrealized gain (loss)
  on investments--net .......................       182,595         (16,643)      612,731         172,236
                                                  ---------       ---------      --------        --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     $ 175,178       $ (22,615)     $617,010        $161,899
                                                  =========       =========      ========        ========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   ROSZEL/      ROSZEL/LORD
                                                   ROSZEL/         CREDIT         ABBETT        ROSZEL/MLIM
                                                   LAZARD          SUISSE       GOVERNMENT        FIXED-
                                                INTERNATIONAL   INTERNATIONAL   SECURITIES        INCOME
                                                 PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                -------------   -------------   -----------     -----------
INVESTMENT INCOME:
  Dividends .................................     $ 71,092        $  53,519      $      --       $      --
  Interest ..................................          803              239        243,198         300,208
  Less: Foreign taxes withheld ..............       (1,579)          (1,046)            --              --
                                                  --------        ---------      ---------       ---------
Total income ................................       70,316           52,712        243,198         300,208
                                                  --------        ---------      ---------       ---------

EXPENSES:
Investment advisory fees ....................       18,117           13,939         40,063          59,323
Administrative services .....................       18,045           17,383         24,056          27,745
Professional fees ...........................       10,192           10,090         10,806          11,456
Custodian fees ..............................        2,499            2,250          5,620           1,993
Transfer agent fees .........................        4,972            4,972          4,972           4,936
Printing and shareholder reports ............          319              291          1,027           1,460
Trustees' fees and expenses .................          168              153            543             759
Other .......................................          212              269          1,016           1,334
                                                  --------        ---------      ---------       ---------
  Total expenses before expense
    reductions ..............................       54,524           49,347         88,103         109,006
                                                  --------        ---------      ---------       ---------
  Less: Advisory fee waivers and
    reimbursements, if any ..................      (30,012)         (30,495)       (29,555)        (23,662)
  Less: Reductions from directed
    brokerage agreements, if any ............           --             (657)            --              --
                                                  --------        ---------      ---------       ---------
  Net expenses ..............................       24,512           18,195         58,548          85,344
                                                  --------        ---------      ---------       ---------
Net investment income .......................       45,804           34,517        184,650         214,864
                                                  --------        ---------      ---------       ---------

REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain (loss) on investments--net ....       40,942          325,163        (52,394)         12,333
Change in unrealized appreciation
  (depreciation) on investments--net ........      (26,244)        (331,367)       (96,828)       (288,180)
                                                  --------        ---------      ---------       ---------
Total realized and unrealized gain
  (loss) on investments--net ................       14,698           (6,204)      (149,222)       (275,847)
                                                  --------        ---------      ---------       ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     $ 60,502        $  28,313      $  35,428       $ (60,983)
                                                  ========        =========      =========       =========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       ROSZEL/LORD ABBETT               ROSZEL/LEVIN
                                                         LARGE CAP VALUE               LARGE CAP VALUE
                                                            PORTFOLIO                     PORTFOLIO
                                                  ---------------------------    ---------------------------
                                                   SIX MONTHS                    SIX MONTHS
                                                     ENDED                         ENDED
                                                    JUNE 30,       YEAR ENDED     JUNE 30,      YEAR ENDED
                                                     2004         DECEMBER 31,      2004        DECEMBER 31,
                                                  (UNAUDITED)        2003        (UNAUDITED)       2003
                                                  -----------     -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ......................     $    30,975     $    52,421    $   15,361      $   28,431
Realized gain on investments--net ...........         435,659         316,696       320,370         197,707
Change in unrealized appreciation
  (depreciation) on investments--net ........         (34,908)      2,031,139      (222,474)        549,523
                                                  -----------     -----------    ----------      ----------
Net increase in net assets resulting
  from operations ...........................         431,726       2,400,256       113,257         775,661
                                                  -----------     -----------    ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................         (53,007)        (13,839)      (29,016)        (18,392)
Realized gain--net ..........................        (321,279)        (19,029)     (200,658)        (10,013)
                                                  -----------     -----------    ----------      ----------
Total Distributions .........................        (374,286)        (32,868)     (229,674)        (28,405)
                                                  -----------     -----------    ----------      ----------
CAPITAL SHARE TRANSACTIONS:
Shares sold .................................       2,006,243       4,224,226        94,666         702,996
Shares issued on reinvestment of
  distributions .............................         374,286          13,839       229,674          18,392
Shares redeemed .............................        (896,143)     (1,180,401)     (646,843)       (512,060)
                                                  -----------     -----------    ----------      ----------
Net increase (decrease) in net assets
  derived from capital share transactions ...       1,484,386       3,057,664      (322,503)        209,328
                                                  -----------     -----------    ----------      ----------

NET ASSETS:
Total increase (decrease) in net assets .....       1,541,826       5,425,052      (438,920)        956,584
Beginning of period .........................      11,002,909       5,577,857     3,256,494       2,299,910
                                                  -----------     -----------    ----------      ----------
End of period ...............................     $12,544,735     $11,002,909    $2,817,574      $3,256,494
                                                  ===========     ===========    ==========      ==========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET ....................     $    28,760     $    50,792    $   13,148      $   26,803
                                                  ===========     ===========    ==========      ==========

SHARE TRANSACTIONS:
Shares sold .................................         154,637         393,802         8,587          78,381
Shares issued on reinvestment of
  distributions .............................          29,150           1,273        22,170           1,948
Shares redeemed .............................         (68,370)       (101,994)      (58,863)        (52,066)
                                                  -----------     -----------    ----------      ----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................         115,417         293,081       (28,106)         28,263
                                                  ===========     ===========    ==========      ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                           ROSZEL/MLIM                  ROSZEL/SOUND
                                                         RELATIVE VALUE                LARGE CAP CORE
                                                            PORTFOLIO                     PORTFOLIO
                                                  ----------------------------   ---------------------------
                                                   SIX MONTHS                    SIX MONTHS
                                                     ENDED                         ENDED
                                                    JUNE 30,       YEAR ENDED     JUNE 30,       YEAR ENDED
                                                     2004         DECEMBER 31,      2004        DECEMBER 31,
                                                  (UNAUDITED)        2003        (UNAUDITED)       2003
                                                  -----------     ------------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ......................     $   103,446     $   172,144    $      827      $    2,128
Realized gain on investments--net ...........         414,758         219,715        36,783          31,410
Change in unrealized appreciation
  (depreciation) on investments--net ........         141,919       2,600,603       (23,681)        160,791
                                                  -----------     -----------    ----------      ----------
Net increase in net assets resulting
  from operations ...........................         660,123       2,992,462        13,929         194,329
                                                  -----------     -----------    ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................        (172,730)        (20,941)       (2,714)         (4,530)
Realized gain--net ..........................        (212,131)             --       (27,006)             --
                                                  -----------     -----------    ----------      ----------
Total Distributions .........................        (384,861)        (20,941)      (29,720)         (4,530)
                                                  -----------     -----------    ----------      ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................         955,332       7,954,763        12,149         482,516
Shares issued on reinvestment of
  distributions .............................         384,861          20,941        29,720           4,530
Shares redeemed .............................      (1,213,684)     (1,383,118)      (77,883)       (133,199)
                                                  -----------     -----------    ----------      ----------
Net increase (decrease) in net assets
  derived from capital share transactions ...         126,509       6,592,586       (36,014)        353,847
                                                  -----------     -----------    ----------      ----------

NET ASSETS:
Total increase (decrease) in net assets .....         401,771       9,564,107       (51,805)        543,646
Beginning of period .........................      15,873,065       6,308,958     1,074,204         530,558
                                                  -----------     -----------    ----------      ----------
End of period ...............................     $16,274,836     $15,873,065    $1,022,399      $1,074,204
                                                  ===========     ===========    ==========      ==========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............     $   101,230     $   170,514    $   (1,387)     $      500
                                                  ===========     ===========    ==========      ==========

SHARE TRANSACTIONS:
Shares sold .................................          78,658         792,028         1,051          47,814
Shares issued on reinvestment of
  distributions .............................          31,859           2,033         2,668             448
Shares redeemed .............................         (99,556)       (129,174)       (6,819)        (12,876)
                                                  -----------     -----------    ----------      ----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................          10,961         664,887        (3,100)         35,386
                                                  ===========     ===========    ==========      ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                      ROSZEL/NICHOLAS-
                                                      ROSZEL/INVESCO-NAM                  APPLEGATE
                                                        LARGE CAP CORE                LARGE CAP GROWTH
                                                           PORTFOLIO                      PORTFOLIO
                                                 ----------------------------    ---------------------------
                                                  SIX MONTHS                     SIX MONTHS
                                                     ENDED                          ENDED
                                                   JUNE 30,       YEAR ENDED      JUNE 30,       YEAR ENDED
                                                     2004        DECEMBER 31,       2004        DECEMBER 31,
                                                  (UNAUDITED)        2003        (UNAUDITED)        2003
                                                 ------------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............     $    1,551      $    8,910     $   (2,181)     $   (1,667)
Realized gain on investments--net ...........        119,038          34,457         88,594          53,796
Change in unrealized appreciation
  (depreciation) on investments--net ........       (115,008)        455,270        (62,271)        206,056
                                                  ----------      ----------     ----------      ----------
Net increase in net assets resulting
  from operations ...........................          5,581         498,637         24,142         258,185
                                                  ----------      ----------     ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................         (9,496)         (5,414)            --          (3,879)
Realized gain--net ..........................        (38,271)             --        (39,743)             --
                                                  ----------      ----------     ----------      ----------
Total Distributions .........................        (47,767)         (5,414)       (39,743)         (3,879)
                                                  ----------      ----------     ----------      ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................        346,102       1,331,029        222,058       1,018,200
Shares issued on reinvestment of
  distributions .............................         47,767           5,414         39,743           3,879
Shares redeemed .............................       (225,293)     (1,026,576)      (326,465)       (314,186)
                                                  ----------      ----------     ----------      ----------
Net increase (decrease) in net assets
  derived from capital share transactions ...        168,576         309,867        (64,664)        707,893
                                                  ----------      ----------     ----------      ----------

NET ASSETS:
Total increase (decrease) in net assets .....        126,390         803,090        (80,265)        962,199
Beginning of period .........................      2,414,525       1,611,435      1,507,918         545,719
                                                  ----------      ----------     ----------      ----------
End of period ...............................     $2,540,915      $2,414,525     $1,427,653      $1,507,918
                                                  ==========      ==========     ==========      ==========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............     $     (663)     $    7,282     $   (4,395)     $   (2,214)
                                                  ==========      ==========     ==========      ==========

SHARE TRANSACTIONS:
Shares sold .................................         31,213         139,646         19,877         104,254
Shares issued on reinvestment of
  distributions .............................          4,435             568          3,649             386
Shares redeemed .............................        (20,423)       (103,622)       (28,824)        (30,499)
                                                  ----------      ----------     ----------      ----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................         15,225          36,592         (5,298)         74,141
                                                  ==========      ==========     ==========      ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       ROSZEL/RITTENHOUSE               ROSZEL/SENECA
                                                        LARGE CAP GROWTH              LARGE CAP GROWTH
                                                            PORTFOLIO                     PORTFOLIO
                                                  ----------------------------   ---------------------------
                                                   SIX MONTHS                    SIX MONTHS
                                                      ENDED                         ENDED
                                                    JUNE 30,       YEAR ENDED     JUNE 30,       YEAR ENDED
                                                      2004        DECEMBER 31,      2004        DECEMBER 31,
                                                   (UNAUDITED)        2003       (UNAUDITED)        2003
                                                  ------------    ------------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ......................     $     1,515     $    13,477    $      655      $      308
Realized gain (loss) on
  investments--net ..........................         217,647         (22,316)      299,604         150,455
Change in unrealized appreciation
  (depreciation) on investments--net ........        (144,631)      1,673,007      (337,023)        545,949
                                                  -----------     -----------    ----------      ----------
Net increase (decrease) in net assets
  resulting from operations .................          74,531       1,664,168       (36,764)        696,712
                                                  -----------     -----------    ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................         (14,064)         (6,362)         (894)         (4,763)
Realized gain--net ..........................              --              --      (109,517)             --
                                                  -----------     -----------    ----------      ----------
Total Distributions .........................         (14,064)         (6,362)     (110,411)         (4,763)
                                                  -----------     -----------    ----------      ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................       1,051,906       4,242,588     1,096,310       1,634,331
Shares issued on reinvestment of
  distributions .............................          14,064           6,362       110,411           4,763
Shares redeemed .............................        (982,120)       (842,613)     (419,064)       (762,626)
                                                  -----------     -----------    ----------      ----------
Net increase in net assets derived
  from capital share transactions ...........          83,850       3,406,337       787,657         876,468
                                                  -----------     -----------    ----------      ----------

NET ASSETS:
Total increase in net assets ................         144,317       5,064,143       640,482       1,568,417
Beginning of period .........................      11,598,196       6,534,053     3,904,948       2,336,531
                                                  -----------     -----------    ----------      ----------
End of period ...............................     $11,742,513     $11,598,196    $4,545,430      $3,904,948
                                                  ===========     ===========    ==========      ==========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............     $      (689)    $    11,860    $   (1,559)     $   (1,320)
                                                  ===========     ===========    ==========      ==========

SHARE TRANSACTIONS:
Shares sold .................................          95,780         431,628        96,886         159,619
Shares issued on reinvestment of
  distributions .............................           1,291             647        10,158             479
Shares redeemed .............................         (88,983)        (83,888)      (37,169)        (75,509)
                                                  -----------     -----------    ----------      ----------
NET INCREASE IN SHARES OUTSTANDING ..........           8,088         348,387        69,875          84,589
                                                  ===========     ===========    ==========      ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                        ROSZEL/VALENZUELA               ROSZEL/SENECA
                                                          MID CAP VALUE                MID CAP GROWTH
                                                            PORTFOLIO                     PORTFOLIO
                                                  ---------------------------    ---------------------------
                                                  SIX MONTHS                     SIX MONTHS
                                                     ENDED                          ENDED
                                                   JUNE 30,       YEAR ENDED      JUNE 30,       YEAR ENDED
                                                     2004        DECEMBER 31,       2004        DECEMBER 31,
                                                  (UNAUDITED)        2003        (UNAUDITED)        2003
                                                  -----------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............     $   (7,417)     $    4,255     $   (5,972)     $  (14,874)
Realized gain on investments--net ...........        344,504         138,028        162,997         344,329
Change in unrealized appreciation
  (depreciation) on investments--net ........       (161,909)      1,028,455       (179,640)        441,075
                                                  ----------      ----------     ----------      ----------
Net increase (decrease) in net assets
  resulting from operations .................        175,178       1,170,738        (22,615)        770,530
                                                  ----------      ----------     ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................         (4,432)         (7,380)            --          (2,822)
Realized gain--net ..........................        (16,472)             --       (288,507)             --
                                                  ----------      ----------     ----------      ----------
Total Distributions .........................        (20,904)         (7,380)      (288,507)         (2,822)
                                                  ----------      ----------     ----------      ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................        224,206       1,279,589        565,084       1,834,553
Shares issued on reinvestment of
  distributions .............................         20,904           7,380        288,507           2,822
Shares redeemed .............................       (614,989)       (675,238)      (402,917)       (705,596)
                                                  ----------      ----------     ----------      ----------
Net increase (decrease) in net assets
  derived from capital share transactions ...       (369,879)        611,731        450,674       1,131,779
                                                  ----------      ----------     ----------      ----------

NET ASSETS:
Total increase (decrease) in net assets .....       (215,605)      1,775,089        139,552       1,899,487
Beginning of period .........................      4,914,627       3,139,538      3,764,333       1,864,846
                                                  ----------      ----------     ----------      ----------
End of period ...............................     $4,699,022      $4,914,627     $3,903,885      $3,764,333
                                                  ==========      ==========     ==========      ==========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............     $   (9,223)     $    2,626     $   (8,186)     $   (2,214)
                                                  ==========      ==========     ==========      ==========

SHARE TRANSACTIONS:
Shares sold .................................         20,698         145,709         50,639         189,268
Shares issued on reinvestment of
  distributions .............................          1,945             828         28,396             283
Shares redeemed .............................        (57,255)        (73,872)       (35,798)        (70,181)
                                                  ----------      ----------     ----------      ----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................        (34,612)         72,665         43,237         119,370
                                                  ==========      ==========     ==========      ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                           ROSZEL/NWQ                  ROSZEL/DELAWARE
                                                         SMALL CAP VALUE            SMALL-MID CAP GROWTH
                                                            PORTFOLIO                     PORTFOLIO
                                                  ---------------------------    ---------------------------
                                                  SIX MONTHS                     SIX MONTHS
                                                    ENDED                          ENDED
                                                   JUNE 30,       YEAR ENDED      JUNE 30,       YEAR ENDED
                                                     2004        DECEMBER 31,       2004        DECEMBER 31,
                                                  (UNAUDITED)        2003        (UNAUDITED)        2003
                                                  -----------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............     $    4,279      $    9,407     $  (10,337)     $  (13,350)
Realized gain (loss) on
  investments--net ..........................        364,537         498,654        161,499         (10,573)
Change in unrealized appreciation
  (depreciation) on investments--net ........        248,194       1,225,527         10,737         597,546
                                                  ----------      ----------     ----------      ----------
Net increase in net assets
  resulting from operations .................        617,010       1,733,588        161,899         573,623
                                                  ----------      ----------     ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................         (8,465)         (6,697)            --            (504)
Realized gain--net ..........................       (505,703)             --             --              --
                                                  ----------      ----------     ----------      ----------
Total Distributions .........................       (514,168)         (6,697)            --            (504)
                                                  ----------      ----------     ----------      ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................        817,800       2,586,039        753,342         931,145
Shares issued on reinvestment of
  distributions .............................        514,168           6,697             --             504
Shares redeemed .............................       (762,288)     (1,247,027)      (319,905)       (457,092)
                                                  ----------      ----------     ----------      ----------
Net increase in net assets derived
  from capital share transactions ...........        569,680       1,345,709        433,437         474,557
                                                  ----------      ----------     ----------      ----------

NET ASSETS:
Total increase in net assets ................        672,522       3,072,600        595,336       1,047,676
Beginning of period .........................      5,127,166       2,054,566      2,460,186       1,412,510
                                                  ----------      ----------     ----------      ----------
End of period ...............................     $5,799,688      $5,127,166     $3,055,522      $2,460,186
                                                  ==========      ==========     ==========      ==========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............     $    3,593      $    7,779     $  (12,552)     $   (2,215)
                                                  ==========      ==========     ==========      ==========

SHARE TRANSACTIONS:
Shares sold .................................         66,699         290,622         69,056         101,257
Shares issued on reinvestment of
  distributions .............................         43,135             737             --              57
Shares redeemed .............................        (62,360)       (123,706)       (29,252)        (49,774)
                                                  ----------      ----------     ----------      ----------
NET INCREASE IN SHARES OUTSTANDING ..........         47,474         167,653         39,804          51,540
                                                  ==========      ==========     ==========      ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          ROSZEL/LAZARD             ROSZEL/CREDIT SUISSE
                                                          INTERNATIONAL                 INTERNATIONAL
                                                            PORTFOLIO                     PORTFOLIO
                                                  ---------------------------    ---------------------------
                                                  SIX MONTHS                     SIX MONTHS
                                                    ENDED                          ENDED
                                                   JUNE 30,       YEAR ENDED      JUNE 30,       YEAR ENDED
                                                      2004       DECEMBER 31,       2004        DECEMBER 31,
                                                  (UNAUDITED)        2003        (UNAUDITED)        2003
                                                  -----------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ......................     $   45,804      $   26,798     $   34,517      $   49,274
Realized gain on investments--net ...........         40,942           4,483        325,163         199,792
Change in unrealized appreciation
  (depreciation) on investments--net ........        (26,244)        659,099       (331,367)        700,480
                                                  ----------      ----------     ----------      ----------
Net increase in net assets resulting
  from operations ...........................         60,502         690,380         28,313         949,546
                                                  ----------      ----------     ----------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................        (27,386)         (4,188)       (49,861)         (5,769)
Realized gain--net ..........................        (22,102)             --       (178,509)             --
                                                  ----------      ----------     ----------      ----------
Total Distributions .........................        (49,488)         (4,188)      (228,370)         (5,769)
                                                  ----------      ----------     ----------      ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................      1,442,466       2,842,200        317,424       1,175,551
Shares issued on reinvestment of
  distributions .............................         49,488           4,188        228,370           5,769
Shares redeemed .............................       (291,042)     (1,012,785)      (572,572)     (1,130,223)
                                                  ----------      ----------     ----------      ----------
Net increase (decrease) in net assets
  derived from capital share transactions ...      1,200,912       1,833,603        (26,778)         51,097
                                                  ----------      ----------     ----------      ----------

NET ASSETS:
Total increase (decrease) in net assets .....      1,211,926       2,519,795       (226,835)        994,874
Beginning of period .........................      3,645,493       1,125,698      3,413,694       2,418,820
                                                  ----------      ----------     ----------      ----------
End of period ...............................     $4,857,419      $3,645,493     $3,186,859      $3,413,694
                                                  ==========      ==========     ==========      ==========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET ....................     $   43,589      $   25,171     $   32,303      $   47,647
                                                  ==========      ==========     ==========      ==========

SHARE TRANSACTIONS:
Shares sold .................................        123,491         298,180         26,458         128,105
Shares issued on reinvestment of
  distributions .............................          4,252             436         20,500             591
Shares redeemed .............................        (24,774)       (107,897)       (47,927)       (113,300)
                                                  ----------      ----------     ----------      ----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................        102,969         190,719           (969)         15,396
                                                  ==========      ==========     ==========      ==========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                       ROSZEL/LORD ABBETT                ROSZEL/MLIM
                                                      GOVERNMENT SECURITIES             FIXED-INCOME
                                                            PORTFOLIO                     PORTFOLIO
                                                  ----------------------------   ----------------------------
                                                  SIX MONTHS                     SIX MONTHS
                                                     ENDED                          ENDED
                                                    JUNE 30,       YEAR ENDED      JUNE 30,       YEAR ENDED
                                                     2004         DECEMBER 31,      2004         DECEMBER 31,
                                                  (UNAUDITED)         2003       (UNAUDITED)         2003
                                                  -----------     ------------   -----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income--net ......................     $   184,650     $   271,884    $   214,864     $   324,857
Realized gain (loss) on
  investments--net ..........................         (52,394)        (18,274)        12,333          10,633
Change in unrealized appreciation
  (depreciation) on investments--net ........         (96,828)        (79,036)      (288,180)         (9,588)
                                                  -----------     -----------    -----------     -----------
Net increase (decrease) in net assets
  resulting from operations .................          35,428         174,574        (60,983)        325,902
                                                  -----------     -----------    -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................        (217,620)       (365,395)      (265,845)       (428,061)
Realized gain--net ..........................              --         (15,450)            --            (300)
                                                  -----------     -----------    -----------     -----------
Total Distributions .........................        (217,620)       (380,845)      (265,845)       (428,361)
                                                  -----------     -----------    -----------     -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................         992,917       6,362,706      1,189,790       8,061,274
Shares issued on reinvestment of
  distributions .............................         217,620         365,395        265,845         428,061
Shares redeemed .............................      (1,491,019)     (2,942,056)    (2,106,094)     (1,806,683)
                                                  -----------     -----------    -----------     -----------
Net increase (decrease) in net assets
  derived from capital share transactions ...        (280,482)      3,786,045       (650,459)      6,682,652
                                                  -----------     -----------    -----------     -----------

NET ASSETS:
Total increase (decrease) in net assets .....        (462,674)      3,579,774       (977,287)      6,580,193
Beginning of period .........................      12,728,943       9,149,169     17,957,514      11,377,321
                                                  -----------     -----------    -----------     -----------
End of period ...............................     $12,266,269     $12,728,943    $16,980,227     $17,957,514
                                                  ===========     ===========    ===========     ===========
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............     $   (28,224)    $     4,746    $   (48,808)    $     2,173
                                                  ===========     ===========    ===========     ===========

SHARE TRANSACTIONS:
Shares sold .................................          97,109         607,716        118,093         790,471
Shares issued on reinvestment of
  distributions .............................          21,143          35,147         26,418          42,129
Shares redeemed .............................        (144,088)       (283,062)      (208,225)       (178,007)
                                                  -----------     -----------    -----------     -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................         (25,836)        359,801        (63,714)        654,593
                                                  ===========     ===========    ===========     ===========

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
ROSZEL/LORD ABBETT GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from sales and maturities of investments ............................     $ 47,010,073
  Purchases of investments .....................................................      (44,115,856)
  Net increase in short-term investments .......................................       (3,416,532)
  Net investment income ........................................................          184,650
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR
    OPERATING ACTIVITIES:
    Net decrease in receivables related to operations ..........................           27,031
    Net decrease in payables related to operations .............................           (4,101)
    Net accretion of discounts and premiums ....................................          (12,795)
                                                                                     ------------
  Net cash used for operating activities .......................................         (327,530)
                                                                                     ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net capital share transactions* ..............................................          327,530
  Cash distributions paid ......................................................               --
                                                                                     ------------
  Net cash provided by financing activities ....................................          327,530
                                                                                     ------------
  Net increase (decrease) in cash ..............................................               --
CASH AT BEGINNING OF PERIOD ....................................................               --
                                                                                     ------------
CASH AT END OF PERIOD ..........................................................     $         --
                                                                                     ============

----------
* NONCASH FINANCING ACTIVITIES NOT INCLUDED HEREIN CONSIST OF REINVESTMENT OF DISTRIBUTIONS OF $217,620.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTSTHE
--------------------------------------------------------------------------------

FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                               ROSZEL/LORD ABBETT
                                                                            LARGE CAP VALUE PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS         YEAR         JULY 1,
                                                                       ENDED           ENDED        2002* TO
                                                                   JUNE 30, 2004    DECEMBER 31,   DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $ 12.90          $  9.96       $10.00
                                                                      -------          -------       ------
Investment income--net (a)(g) ...................................        0.04             0.07         0.04
Realized and unrealized gain (loss) on investments--net .........        0.42             2.91        (0.08)**
                                                                      -------          -------       ------
Total from investment operations ................................        0.46             2.98        (0.04)
                                                                      -------          -------       ------
Distributions to shareholders from:
   Investment income--net .......................................       (0.06)           (0.02)          --
   Realized gain--net ...........................................       (0.34)           (0.02)          --
                                                                      -------          -------       ------
Total distributions .............................................       (0.40)           (0.04)          --
                                                                      -------          -------       ------
Net asset value, end of period ..................................     $ 12.96          $ 12.90       $ 9.96
                                                                      =======          =======       ======
TOTAL RETURN (b) ................................................        3.58%(c)        30.00%       (0.40)%(c)
                                                                      =======          =======       ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.52%(d)         1.92%        6.01%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%(d)         1.10%        1.10%(d)
Expenses net of all reductions (g) ..............................        1.10%(d)         1.08%        1.05%(d)
Investment income (loss)--net before expense
   reductions (e) ...............................................        0.12%(d)        (0.21)%      (4.13)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................        0.54%(d)         0.61%        0.78%(d)
Investment income--net of all reductions (g) ....................        0.54%(d)         0.63%        0.83%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $12,545          $11,003       $5,578
                                                                      =======          =======       ======
Portfolio turnover rate .........................................          15%              28%          13%
                                                                      =======          =======       ======

                                                                                    ROSZEL/LEVIN
                                                                              LARGE CAP VALUE PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS         YEAR          JULY 1,
                                                                       ENDED           ENDED         2002* TO
                                                                   JUNE 30, 2004    DECEMBER 31,   DECEMBER 31,
                                                                    (UNAUDITED)         2003           2002
                                                                   -------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $10.90           $ 8.51        $10.00
                                                                      ------           ------        ------
Investment income--net (a)(g) ...................................       0.06             0.09          0.12
Realized and unrealized gain (loss) on investments--net .........       0.37             2.39         (1.61)
                                                                      ------           ------        ------
Total from investment operations ................................       0.43             2.48         (1.49)
                                                                      ------           ------        ------
Distributions to shareholders from:
   Investment income--net .......................................      (0.12)           (0.06)           --
   Realized gain--net ...........................................      (0.80)           (0.03)           --
                                                                      ------           ------        ------
Total distributions .............................................      (0.92)           (0.09)           --
                                                                      ------           ------        ------
Net asset value, end of period ..................................     $10.41           $10.90        $ 8.51
                                                                      ======           ======        ======
TOTAL RETURN (b) ................................................       3.92%(c)        29.26%       (14.90)%(c)
                                                                      ======           ======        ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       3.34%(d)         3.34%        11.09%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.10%(d)         1.10%         1.10%(d)
Expenses net of all reductions (g) ..............................       1.05%(d)         1.08%         0.95%(d)
Investment loss--net before expense reductions (e) ..............      (1.27)%(d)       (1.27)%       (7.38)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................       0.97%(d)         0.97%         2.61%(d)
Investment income--net of all reductions (g) ....................       1.02%(d)         0.99%         2.76%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $2,818           $3,256        $2,300
                                                                      ======           ======        ======
Portfolio turnover rate .........................................         43%              97%           21%
                                                                      ======           ======        ======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                   ROSZEL/MLIM
                                                                             RELATIVE VALUE PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)          2003         2002
                                                                   -------------    -------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $ 11.91          $  9.44       $10.00
                                                                      -------          -------       ------
Investment income--net (a)(g) ...................................        0.08             0.16         0.06
Realized and unrealized gain (loss) on investments--net .........        0.41             2.33        (0.62)**
                                                                      -------          -------       ------
Total from investment operations ................................        0.49             2.49        (0.56)
                                                                      -------          -------       ------
Distributions to shareholders from:
   Investment income--net .......................................       (0.13)           (0.02)          --
   Realized gain--net ...........................................       (0.16)              --           --
                                                                      -------          -------       ------
Total distributions .............................................       (0.29)           (0.02)          --
                                                                      -------          -------       ------
Net asset value, end of period ..................................     $ 12.11          $ 11.91       $ 9.44
                                                                      =======          =======       ======
TOTAL RETURN (b) ................................................        4.14%(c)        26.41%       (5.60)%(c)
                                                                      =======          =======       ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.41%(d)         1.64%        5.23%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%(d)         1.10%        1.10%(d)
Expenses net of all reductions (g) ..............................        1.10%(d)         1.10%        1.10%(d)
Investment income (loss)--net before expense
   reductions (e) ...............................................        0.98%(d)         1.01%       (2.84)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................        1.29%(d)         1.55%        1.29%(d)
Investment income--net of all reductions (g) ....................        1.29%(d)         1.55%        1.29%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $16,275          $15,873       $6,309
                                                                      =======          =======       ======
Portfolio turnover rate .........................................           6%              12%          15%
                                                                      =======          =======       ======

                                                                                   ROSZEL/SOUND
                                                                             LARGE CAP CORE PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.42           $ 9.04        $ 10.00
                                                                      ------           ------        -------
Investment income--net (a)(g) ...................................       0.01             0.03           0.02
Realized and unrealized gain (loss) on investments--net .........       0.15             2.40          (0.98)
                                                                      ------           ------        -------
Total from investment operations ................................       0.16             2.43          (0.96)
                                                                      ------           ------        -------
Distributions to shareholders from:
   Investment income--net .......................................      (0.03)           (0.05)            --
   Realized gain--net ...........................................      (0.31)              --             --
                                                                      ------           ------        -------
Total distributions .............................................      (0.34)           (0.05)            --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $11.24           $11.42        $  9.04
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................       1.39%(c)        27.00%         (9.60)%(c)
                                                                      ======           ======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       6.85%(d)         9.10%         39.23%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.10%(d)         1.10%          1.10%(d)
Expenses net of all reductions (g) ..............................       1.10%(d)         1.10%          1.04%(d)
Investment loss--net before expense reductions (e) ..............      (5.59)%(d)       (7.74)%       (37.85)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................       0.16%(d)         0.26%          0.28%(d)
Investment income--net of all reductions (g) ....................       0.16%(d)         0.26%          0.34%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $1,022           $1,074        $   531
                                                                      ======           ======        =======
Portfolio turnover rate .........................................         31%              84%            29%
                                                                      ======           ======        =======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                ROSZEL/INVESCO-NAM
                                                                             LARGE CAP CORE PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.07           $ 8.88        $10.00
                                                                      ------           ------        ------
Investment income--net (a)(g) ...................................       0.01             0.04          0.02
Realized and unrealized gain (loss) on investments--net .........       0.02             2.17         (1.14)
                                                                      ------           ------        ------
Total from investment operations ................................       0.03             2.21         (1.12)
                                                                      ------           ------        ------
Distributions to shareholders from:
   Investment income--net .......................................      (0.04)           (0.02)           --
   Realized gain--net ...........................................      (0.17)              --            --
                                                                      ------           ------        ------
Total distributions .............................................      (0.21)           (0.02)           --
                                                                      ------           ------        ------
Net asset value, end of period ..................................     $10.89           $11.07        $ 8.88
                                                                      ======           ======        ======
TOTAL RETURN (b) ................................................       0.31%(c)        24.92%       (11.20)%(c)
                                                                      ======           ======        ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       3.51%(d)         3.90%        16.20%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.10%(d)         1.10%         1.10%(d)
Expenses net of all reductions (g) ..............................       1.10%(d)         1.10%         1.10%(d)
Investment loss--net before expense reductions (e) ..............      (2.29)%(d)       (2.39)%      (14.72)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................       0.12%(d)         0.41%         0.38%(d)
Investment income--net of all reductions (g) ....................       0.12%(d)         0.41%         0.38%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $2,541           $2,415        $1,611
                                                                      ======           ======        ======
Portfolio turnover rate .........................................         28%              57%           13%
                                                                      ======           ======        ======

                                                                            ROSZEL/NICHOLAS-APPLEGATE
                                                                           LARGE CAP GROWTH PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.14           $ 8.91        $10.00
                                                                      ------           ------        ------
Investment loss--net (a)(g) .....................................      (0.02)           (0.01)        (0.01)
Realized and unrealized gain (loss) on investments--net .........       0.17             2.27         (1.08)
                                                                      ------           ------        ------
Total from investment operations ................................       0.15             2.26         (1.09)
                                                                      ------           ------        ------
Distributions to shareholders from:
   Investment income--net .......................................         --            (0.03)           --
   Realized gain--net ...........................................      (0.31)              --            --
                                                                      ------           ------        ------
Total distributions .............................................      (0.31)           (0.03)           --
                                                                      ------           ------        ------
Net asset value, end of period ..................................     $10.98           $11.14        $ 8.91
                                                                      ======           ======        ======
TOTAL RETURN (b) ................................................       1.41%(c)        25.42%       (10.20)%(c)
                                                                      ======           ======        ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       5.31%(d)         6.57%        35.23%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.10%(d)         1.10%         1.10%(d)
Expenses net of all reductions (g) ..............................       1.10%(d)         1.04%         1.10%(d)
Investment loss--net before expense reductions (e) ..............     (4.51)%(d)        (5.68)%      (34.27)%(d)
Investment loss--net of waivers and
   reimbursements, if any (f) ...................................     (0.30)%(d)        (0.21)%      (0.14)%(d)
Investment loss--net of all reductions (g) ......................     (0.30)%(d)        (0.15)%      (0.14)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $1,428           $1,508        $  546
                                                                      ======           ======        ======
Portfolio turnover rate .........................................         64%             173%           98%
                                                                      ======           ======        ======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                ROSZEL/RITTENHOUSE
                                                                            LARGE CAP GROWTH PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $ 10.88          $  9.11       $10.00
                                                                      -------          -------       ------
Investment income--net (a)(g) ...................................        0.00+            0.01         0.01
Realized and unrealized gain (loss) on investments--net .........        0.07             1.77        (0.90)
                                                                      -------          -------       ------
Total from investment operations ................................        0.07             1.78        (0.89)
                                                                      -------          -------       ------
Distributions to shareholders from
   investment income--net .......................................       (0.01)           (0.01)          --
                                                                      -------          -------       ------
Net asset value, end of period ..................................     $ 10.94          $ 10.88       $ 9.11
                                                                      =======          =======       ======
TOTAL RETURN (b) ................................................        0.67%(c)        19.51%       (8.90)%(c)
                                                                      =======          =======       ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.54%(d)         1.74%        5.05%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        1.10%(d)         1.10%        1.10%(d)
Expenses net of all reductions (g) ..............................        1.10%(d)         1.04%        1.03%(d)
Investment income--net before expense reductions (e) ............       (0.42)%(d)       (0.56)%      (3.85)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................        0.02%(d)         0.08%        0.10%(d)
Investment income--net of all reductions (g) ....................        0.02%(d)         0.14%        0.17%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $11,743          $11,598       $6,534
                                                                      =======          =======       ======
Portfolio turnover rate .........................................          15%              15%           6%
                                                                      =======          =======       ======

                                                                                  ROSZEL/SENECA
                                                                            LARGE CAP GROWTH PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.32           $ 8.97        $ 10.00
                                                                      ------           ------        -------
Investment income (loss)--net (a)(g) ............................       0.00+           (0.00)+         0.01
Realized and unrealized gain (loss) on investments--net .........      (0.10)            2.37          (1.04)
                                                                      ------           ------        -------
Total from investment operations ................................      (0.10)            2.37          (1.03)
                                                                      ------           ------        -------
Distributions to shareholders from:
   Investment income--net .......................................      (0.00)+          (0.02)            --
   Realized gain--net ...........................................      (0.27)              --             --
                                                                      ------           ------        -------
Total distributions .............................................      (0.27)           (0.02)            --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $10.95           $11.32        $  8.97
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................      (0.82)%(c)       26.40%        (10.30)%(c)
                                                                      ======           ======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       2.48%(d)         3.07%         10.21%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.10%(d)         1.10%          1.10%(d)
Expenses net of all reductions (g) ..............................       0.88%(d)         0.94%          1.02%(d)
Investment loss--net before expense reductions (e) ..............      (1.57)%(d)       (2.12)%        (9.06)%(d)
Investment income (loss)--net of waivers and
   reimbursements, if any (f) ...................................      (0.19)%(d)       (0.15)%         0.05%(d)
Investment income--net of all reductions (g) ....................       0.03%(d)         0.01%          0.13%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $4,545           $3,905        $ 2,337
                                                                      ======           ======        =======
Portfolio turnover rate .........................................        103%             103%            72%
                                                                      ======           ======        =======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                ROSZEL/VALENZUELA
                                                                             MID CAP VALUE PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $10.53           $ 7.96        $ 10.00
                                                                      ------           ------        -------
Investment income (loss)--net (a)(g) ............................      (0.02)            0.01           0.02
Realized and unrealized gain (loss) on investments--net .........       0.41             2.58          (2.06)
                                                                      ------           ------        -------
Total from investment operations ................................       0.39             2.59          (2.04)
                                                                      ------           ------        -------
Distributions to shareholders from:
   Investment income--net .......................................      (0.01)           (0.02)            --
   Realized gain--net ...........................................      (0.04)              --             --
                                                                      ------           ------        -------
Total distributions .............................................      (0.05)           (0.02)            --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $10.87           $10.53        $  7.96
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................       3.69%(c)        32.53%        (20.40)%(c)
                                                                      ======           ======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       2.32%(d)         2.62%          9.34%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.10%(d)         1.10%          1.10%(d)
Expenses net of all reductions (g) ..............................       1.10%(d)         1.05%          1.10%(d)
Investment income (loss)--net before expense
   reductions (e) ...............................................      (1.52)%(d)       (1.46)%        (7.68)%(d)
Investment income (loss)--net of waivers and
   reimbursements, if any (f) ...................................      (0.30)%(d)        0.06%          0.56%(d)
Investment income (loss)--net of all reductions (g) .............      (0.30)%(d)        0.11%          0.56%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $4,699           $4,915        $ 3,140
                                                                      ======           ======        =======
Portfolio turnover rate .........................................         35%              67%            69%
                                                                      ======           ======        =======

                                                                                   ROSZEL/SENECA
                                                                             MID CAP GROWTH PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.21           $ 8.61        $ 10.00
                                                                      ------           ------        -------
Investment loss--net (a)(g) .....................................      (0.02)           (0.05)         (0.01)
Realized and unrealized gain (loss) on investments--net .........      (0.05)            2.66          (1.38)
                                                                      ------           ------        -------
Total from investment operations ................................      (0.07)            2.61          (1.39)
                                                                      ------           ------        -------
Distributions to shareholders from:
   Investment income--net .......................................         --            (0.01)            --
   Realized gain--net ...........................................      (0.84)              --             --
                                                                      ------           ------        -------
Total distributions .............................................      (0.84)           (0.01)            --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $10.30           $11.21        $  8.61
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................      (0.53)%(c)       30.32%        (13.90)%(c)
                                                                      ======           ======        =======

RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       2.80%(d)         3.20%         13.51%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.10%(d)         1.10%          1.10%(d)
Expenses net of all reductions (g) ..............................       0.87%(d)         0.97%          0.91%(d)
Investment loss--net before expense reductions (e) ..............      (2.25)%(d)       (2.73)%       (12.92)%(d)
Investment loss--net of waivers and
   reimbursements, if any (f) ...................................      (0.55)%(d)       (0.63)%        (0.51)%(d)
Investment loss--net of all reductions (g) ......................      (0.32)%(d)       (0.50)%        (0.32)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $3,904           $3,764        $ 1,865
                                                                      ======           ======        =======
Portfolio turnover rate .........................................        136%             179%            53%
                                                                      ======           ======        =======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                    ROSZEL/NWQ
                                                                             SMALL CAP VALUE PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.84           $ 7.74        $ 10.00
                                                                      ------           ------        -------
Investment income--net (a)(g) ...................................       0.01             0.02           0.02
Realized and unrealized gain (loss) on investments--net .........       1.36             4.10          (2.28)
                                                                      ------           ------        -------
Total from investment operations ................................       1.37             4.12          (2.26)
                                                                      ------           ------        -------
Distributions to shareholders from:
   Investment income--net .......................................      (0.02)           (0.02)            --
   Realized gain--net ...........................................      (1.12)              --             --
                                                                      ------           ------        -------
Total distributions .............................................      (1.14)           (0.02)            --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $12.07           $11.84        $  7.74
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................      11.69%(c)        53.24%        (22.60)%(c)
                                                                      ======           ======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       2.20%(d)         2.73%         12.22%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.15%(d)         1.15%          1.15%(d)
Expenses net of all reductions (g) ..............................       1.12%(d)         1.02%          0.95%(d)
Investment income--net before expense reductions (e) ............      (0.92)%(d)       (1.46)%       (10.68)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................       0.13%(d)         0.12%          0.39%(d)
Investment income--net of all reductions (g) ....................       0.16%(d)         0.25%          0.59%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $5,800           $5,127        $ 2,055
                                                                      ======           ======        =======
Portfolio turnover rate .........................................         25%              45%            10%
                                                                      ======           ======        =======

                                                                                   ROSZEL/DELAWARE
                                                                           SMALL-MID CAP GROWTH PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $10.38           $ 7.62        $ 10.00
                                                                      ------           ------        -------
Investment loss--net (a)(g) .....................................      (0.04)           (0.06)         (0.04)
Realized and unrealized gain (loss) on investments--net .........       0.70             2.82          (2.34)
                                                                      ------           ------        -------
Total from investment operations ................................       0.66             2.76          (2.38)
                                                                      ------           ------        -------
Distributions to shareholders from
   investment income--net .......................................         --            (0.00)+           --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $11.04           $10.38        $  7.62
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................       6.36%(c)        36.26%        (23.80)%(c)
                                                                      ======           ======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       3.26%(d)         4.69%         17.03%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.15%(d)         1.16%(h)       1.25%(d)
Expenses net of all reductions (g) ..............................       1.15%(d)         1.15%          1.23%(d)
Investment loss--net before expense reductions (e) ..............      (2.84)%(d)       (4.27)%       (16.78)%(d)
Investment loss--net of waivers and
   reimbursements, if any (f) ...................................      (0.73)%(d)       (0.74)%        (1.00)%(d)
Investment loss--net of all reductions (g) ......................      (0.73)%(d)       (0.73)%        (0.98)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $3,056           $2,460        $ 1,413
                                                                      ======           ======        =======
Portfolio turnover rate .........................................         25%             115%            51%
                                                                      ======           ======        =======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                   ROSZEL/LAZARD
                                                                              INTERNATIONAL PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.51           $ 8.93        $ 10.00
                                                                      ------           ------        -------
Investment income--net (a)(g) ...................................       0.12             0.12           0.00+
Realized and unrealized gain (loss) on investments--net .........       0.06             2.48          (1.07)
                                                                      ------           ------        -------
Total from investment operations ................................       0.18             2.60          (1.07)
                                                                      ------           ------        -------
Distributions to shareholders from:
   Investment income--net .......................................      (0.07)           (0.02)            --
   Realized gain--net ...........................................      (0.05)              --             --
                                                                      ------           ------        -------
Total distributions .............................................      (0.12)           (0.02)            --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $11.57           $11.51        $  8.93
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................       1.55%(c)        29.12%        (10.70)%(c)
                                                                      ======           ======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       2.56%(d)         3.96%         31.35%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.15%(d)         1.15%          1.15%(d)
Expenses net of all reductions (g) ..............................       1.15%(d)         1.15%          1.15%(d)
Investment income (loss)--net before expense
   reductions (e) ...............................................       0.74%(d)        (1.61)%       (30.13)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................       2.15%(d)         1.20%          0.07%(d)
Investment income--net of all reductions (g) ....................       2.15%(d)         1.20%          0.07%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $4,857           $3,645        $ 1,126
                                                                      ======           ======        =======
Portfolio turnover rate .........................................          6%              28%             3%
                                                                      ======           ======        =======

                                                                               ROSZEL/CREDIT SUISSE
                                                                              INTERNATIONAL PORTFOLIO
                                                                   -------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $11.90           $ 8.91        $ 10.00
                                                                      ------           ------        -------
Investment income--net (a)(g) ...................................       0.13             0.16           0.01
Realized and unrealized gain (loss) on investments--net .........      (0.01)            2.85          (1.10)
                                                                      ------           ------        -------
Total from investment operations ................................       0.12             3.01          (1.09)
                                                                      ------           ------        -------
Distributions to shareholders from:
   Investment income--net .......................................      (0.19)           (0.02)            --
   Realized gain--net ...........................................      (0.68)              --             --
                                                                      ------           ------        -------
Total distributions .............................................      (0.87)           (0.02)            --
                                                                      ------           ------        -------
Net asset value, end of period ..................................     $11.15           $11.90        $  8.91
                                                                      ======           ======        =======
TOTAL RETURN (b) ................................................       1.05%(c)        33.80%        (10.90)%(c)
                                                                      ======           ======        =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................       3.01%(d)         3.17%          9.47%(d)
Expenses net of waivers and reimbursements, if any (f) ..........       1.15%(d)         1.15%          1.15%(d)
Expenses net of all reductions (g) ..............................       1.11%(d)         1.14%          1.15%(d)
Investment income (loss)--net before expense
   reductions (e) ...............................................       0.21%(d)        (0.43)%        (8.06)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................       2.07%(d)         1.59%          0.26%(d)
Investment income--net of all reductions (g) ....................       2.11%(d)         1.60%          0.26%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $3,187           $3,414        $ 2,419
                                                                      ======           ======        =======
Portfolio turnover rate .........................................         43%             117%            35%
                                                                      ======           ======        =======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                ROSZEL/LORD ABBETT
                                                                         GOVERNMENT SECURITIES PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $ 10.33          $ 10.49       $10.00
                                                                      -------          -------       ------
Investment income--net (a)(g) ...................................        0.15             0.25         0.12
Realized and unrealized gain (loss) on investments--net .........       (0.13)           (0.07)        0.45
                                                                      -------          -------       ------
Total from investment operations ................................        0.02             0.18         0.57
                                                                      -------          -------       ------
Distributions to shareholders from:
   Investment income--net .......................................       (0.18)           (0.33)       (0.08)
   Realized gain--net ...........................................          --            (0.01)          --
                                                                      -------          -------       ------
Total distributions .............................................       (0.18)           (0.34)       (0.08)
                                                                      -------          -------       ------
Net asset value, end of period ..................................     $ 10.17          $ 10.33       $10.49
                                                                      =======          =======       ======
TOTAL RETURN (b) ................................................        0.19%(c)         1.79%        5.70%(c)
                                                                      =======          =======       ======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.43%(d)         1.56%        3.82%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        0.95%(d)         0.96%        0.95%(d)
Expenses net of all reductions (g) ..............................        0.95%(d)         0.96%        0.95%(d)
Investment income--net before expense reductions (e) ............        2.52%(d)         1.81%       (0.65)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................        3.00%(d)         2.41%        2.22%(d)
Investment income--net of all reductions (g) ....................        3.00%(d)         2.41%        2.22%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $12,266          $12,729       $9,149
                                                                      =======          =======       ======
Portfolio turnover rate .........................................         197%             273%         107%
                                                                      =======          =======       ======

                                                                                   ROSZEL/MLIM
                                                                             FIXED-INCOME PORTFOLIO
                                                                   --------------------------------------------
                                                                    SIX MONTHS          YEAR         JULY 1,
                                                                       ENDED            ENDED       2002* TO
                                                                   JUNE 30, 2004     DECEMBER 31,  DECEMBER 31,
                                                                    (UNAUDITED)         2003          2002
                                                                   -------------     ------------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................     $ 10.14          $ 10.19       $ 10.00
                                                                      -------          -------       -------
Investment income--net (a)(g) ...................................        0.12             0.22          0.11
Realized and unrealized gain (loss) on investments--net .........       (0.17)            0.02          0.16
                                                                      -------          -------       -------
Total from investment operations ................................       (0.05)            0.24          0.27
                                                                      -------          -------       -------
Distributions to shareholders from:
   Investment income--net .......................................       (0.15)           (0.29)        (0.08)
   Realized gain--net ...........................................          --            (0.00)+          --
                                                                      -------          -------       -------
Total distributions .............................................       (0.15)           (0.29)        (0.08)
                                                                      -------          -------       -------
Net asset value, end of period ..................................     $  9.94          $ 10.14       $ 10.19
                                                                      =======          =======       =======
TOTAL RETURN (b) ................................................       (0.46)%(c)        2.37%         2.74%(c)
                                                                      =======          =======       =======
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) ..........................        1.26%(d)         1.43%         3.66%(d)
Expenses net of waivers and reimbursements, if any (f) ..........        0.98%(d)(i)      1.00%         1.00%(d)
Expenses net of all reductions (g) ..............................        0.98%(d)         1.00%         1.00%(d)
Investment income (loss)--net before expense
   reductions (e) ...............................................        2.20%(d)         1.73%        (0.40)%(d)
Investment income--net of waivers and
   reimbursements, if any (f) ...................................        2.48%(d)         2.16%         2.26%(d)
Investment income--net of all reductions (g) ....................        2.48%(d)         2.16%         2.26%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........................     $16,980          $17,958       $11,377
                                                                      =======          =======       =======
Portfolio turnover rate .........................................          20%              24%           38%
                                                                      =======          =======       =======

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

----------
NOTES TO FINANCIAL HIGHLIGHTS:

*    COMMENCEMENT OF INVESTMENT OPERATIONS.

** THE AMOUNTS SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE NOT IN ACCORD WITH THE AGGREGATE NET REALIZED AND UNREALIZED GAIN (LOSS) BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF THE PORTFOLIO'S SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS IN THE PORTFOLIO.

+    PER SHARE AMOUNT IS LESS THAN $0.01.

(a)  BASED ON AVERAGE SHARES OUTSTANDING DURING THE RESPECTIVE PERIODS.

(b) TOTAL RETURNS ARE BASED ON CHANGES IN NET ASSET VALUES FOR THE PERIODS SHOWN, AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (IF ANY) FOR THE PORTFOLIO AT NET ASSET VALUE ON THE EX-DIVIDEND DATE. TOTAL RETURNS INCLUDE THE EFFECT OF EXPENSE REDUCTIONS RESULTING FROM ADVISORY FEE WAIVERS, EXPENSE REIMBURSEMENTS IN EXCESS OF EXPENSE LIMITATIONS AND DIRECTED BROKERAGE AGREEMENTS (IF ANY). TOTAL RETURNS WOULD HAVE BEEN LOWER WITHOUT EXPENSE REDUCTIONS. TOTAL RETURNS DO NOT INCLUDE INSURANCE COMPANY SEPARATE ACCOUNT RELATED FEES AND EXPENSES. SUCH FEES AND EXPENSES WOULD REDUCE THE OVERALL RETURNS SHOWN. PAST RESULTS SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. TOTAL RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SUCH THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(c)  NOT ANNUALIZED.

(d)  ANNUALIZED.

(e) DOES NOT INCLUDE ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS OR EXPENSE REDUCTIONS FROM DIRECTED BROKERAGE AGREEMENTS.

(f) INCLUDES ADVISORY WAIVERS AND EXPENSE REIMBURSEMENTS AND EXCLUDES EXPENSE REDUCTIONS FROM DIRECTED BROKERAGE AGREEMENTS, IF ANY.

(g) INCLUDES ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS AND EXPENSE REDUCTIONS FROM DIRECTED BROKERAGE AGREEMENTS, IF ANY.

(h) THE PORTFOLIO'S EXPENSE RATIO NET OF WAIVERS AND REIMBURSEMENTS WAS LOWERED FROM 1.25% TO 1.15% EFFECTIVE MARCH 3, 2003. THE RATIO SHOWN REFLECTS THE EFFECT OF THE HIGHER EXPENSE RATIO FOR THE PERIOD JANUARY 1 THROUGH MARCH 2, 2003.

(i) THE PORTFOLIO'S EXPENSE RATIO NET OF WAIVERS AND REIMBURSEMENTS WAS LOWERED FROM 1.00% TO 0.95% EFFECTIVE MAY 1, 2004. THE RATIO SHOWN REFLECTS THE EFFECT OF THE HIGHER EXPENSE RATIO FOR THE PERIOD JANUARY 1 THROUGH APRIL 30, 2004.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     MLIG Variable Insurance Trust (the "Trust") is a business trust organized in the state of Delaware on February 14, 2002. It is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Trust is comprised of twenty-four separate investment portfolios (the "Portfolios"), each of which is, in effect, a separate mutual fund. Sixteen Portfolios are included in this annual report consisting of Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/Levin Large Cap Value Portfolio, Roszel/MLIM Relative Value Portfolio, Roszel/Sound Large Cap Core Portfolio, Roszel/INVESCO-NAM Large Cap Core Portfolio, Roszel/Nicholas-Applegate Large Cap Growth Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel/Seneca Large Cap Growth Portfolio, Roszel/Valenzuela Mid Cap Value Portfolio, Roszel/Seneca Mid Cap Growth Portfolio, Roszel/NWQ Small Cap Value Portfolio, Roszel/Delaware Small-Mid Cap Growth Portfolio, Roszel/Lazard International Portfolio, Roszel/Credit Suisse International Portfolio, Roszel/Lord Abbett Government Securities Portfolio, and Roszel/MLIM Fixed-Income Portfolio. Each Portfolio currently offers one class of shares to one or more separate accounts of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY") (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML&Co."), and affiliates of Roszel Advisors, LLC (the "Advisor")), as funding vehicles for certain variable annuity and variable life insurance contracts. The Trust does not offer its shares directly to the public. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

     (a) VALUATION OF INVESTMENTS--Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust.

     (b) REPURCHASE AGREEMENTS--Some of the Portfolios may engage in repurchase agreement transactions with respect to instruments in which the Portfolio is authorized to invest. The Portfolios may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve System and on the Federal Reserve Bank of New York's list of reporting dealers. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolio takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, the Portfolio may suffer a loss. Securities purchased under repurchase agreements may be held with other custodial banks under tri-party arrangements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     (c) FOREIGN CURRENCY TRANSACTIONS--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.

     (d) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     (e) EXPENSES--Certain expenses have been allocated to the individual Portfolios of the Trust on a pro rata basis based upon the respective aggregate net asset value of each Portfolio of the Trust.

     (f) DIVIDENDS AND DISTRIBUTIONS--Each Portfolio except Roszel/Lord Abbett Government Securities Portfolio and MLIM Fixed Income Portfolio (the "Fixed Income Portfolios"), intends to distribute at least annually to shareholders substantially all of its net investment income. The Fixed Income Portfolios declare and pay dividends from net investment income each month. Distribution of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     (g) OFFERING COSTS--Offering costs are capitalized and amortized over twelve months.

     (h) DELAYED DELIVERY TRANSACTIONS--Each Portfolio, except the Roszel/Lord Abbett Large Cap Value Portfolio, Roszel/INVESCO-NAM Large Cap Core Portfolio, Roszel/Nicholas-Applegate Large Cap Growth Portfolio, Roszel/Rittenhouse Large Cap Growth Portfolio, Roszel Valenzuela Mid Cap Value Portfolio and the Roszel/Lazard International Portfolio may purchase or sell securities on a "delayed delivery" basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

     (i) DOLLAR ROLL TRANSACTIONS--The Roszel/Lord Abbett Government Securities Portfolio and the Roszel/MLIM Fixed-Income Portfolio may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     During the six months ended June 30, 2004, the following Portfolio engaged in dollar roll transactions as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                                               AVERAGE
                                        MAXIMUM      PRINCIPAL      AVERAGE      AVERAGE       AMOUNT
                                        AMOUNT        AMOUNT        AMOUNT       SHARES       PER SHARE
                                      OUTSTANDING   OUTSTANDING   OUTSTANDING  OUTSTANDING   OUTSTANDING    FEE
                                        DURING         AS OF        DURING       DURING        DURING     INCOME
  PORTFOLIO                           THE PERIOD      6/30/04     THE PERIOD   THE PERIOD    THE PERIOD   EARNED
-------------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Government
   Securities Portfolio ..........    $6,251,713    $4,884,322    $4,142,996    1,201,199       $3.45     $57,970
-------------------------------------------------------------------------------------------------------------------

     The average amount outstanding during the six months ended June 30, 2004 was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the period.

     (j) TAXES--Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized capital gains to its shareholders. Therefore, no Federal income tax provision is required. Income and capital gains derived from sources outside the United States may be subject to foreign withholding and other taxes.

     Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. For the period from November 1, 2003 to December 31, 2003, the following Portfolios incurred and elected to defer until January 1, 2004 for U.S. Federal income tax purposes net capital losses as stated below:

-----------------------------------------------------------------------------------------------------------------
                                                                                                 POST OCTOBER
  PORTFOLIO                                                                                     CAPITAL LOSSES
-----------------------------------------------------------------------------------------------------------------
  Roszel/Rittenhouse Large Cap Growth Portfolio ..............................................     $   438
  Roszel/Delaware Small-Mid Cap Growth Portfolio .............................................       5,914
  Roszel/Lord Abbett Government Securities Portfolio .........................................      18,976
  Roszel/MLIM Fixed-Income Portfolio .........................................................       6,969
-----------------------------------------------------------------------------------------------------------------

     On December 31, 2003, the following Portfolios had available for Federal income tax purposes unused capital losses, through the indicated expiration dates:

------------------------------------------------------------------------------------------------------------------
                                                                                    EXPIRATION DATE DECEMBER 31,
                                                                                 ---------------------------------
  PORTFOLIO                                                                            2010             2011
------------------------------------------------------------------------------------------------------------------
  Roszel/Rittenhouse Large Cap Growth Portfolio ................................     $11,921          $48,258
  Roszel/Delaware Small-Mid Cap Growth Portfolio ...............................      41,872            1,931
  Roszel/Lord Abbett Government Securities Portfolio ...........................          --           86,583
  Roszel/MLIM Fixed-Income Portfolio ...........................................          --           79,760
------------------------------------------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into a Management Agreement with the Advisor. For the six months ended June 30, 2004, the annual investment advisory fees as a percentage of average daily net assets were as follows:

----------------------------------------------------------------------------------------------------------------
  PORTFOLIO                                                                                      ADVISORY FEE
----------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Large Cap Value Portfolio ..............................................        0.80%
  Roszel/Levin Large Cap Value Portfolio ....................................................        0.80%
  Roszel/MLIM Relative Value Portfolio ......................................................        0.80%
  Roszel/Sound Large Cap Core Portfolio .....................................................        0.80%
  Roszel/INVESCO-NAM Large Cap Core Portfolio ...............................................        0.80%
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio ......................................        0.80%
  Roszel/Rittenhouse Large Cap Growth Portfolio .............................................        0.80%
----------------------------------------------------------------------------------------------------------------

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
  PORTFOLIO                                                                                      ADVISORY FEE
----------------------------------------------------------------------------------------------------------------
  Roszel/Seneca Large Cap Growth Portfolio ..................................................        0.80%
  Roszel/Valenzuela Mid Cap Value Portfolio .................................................        0.80%
  Roszel/Seneca Mid Cap Growth Portfolio ....................................................        0.80%
  Roszel/NWQ Small Cap Value Portfolio ......................................................        0.85%
  Roszel/Delaware Small-Mid Cap Growth Portfolio ............................................        0.85%
  Roszel/Lazard International Portfolio .....................................................        0.85%
  Roszel/Credit Suisse International Portfolio ..............................................        0.85%
  Roszel/Lord Abbett Government Securities Portfolio ........................................        0.65%
  Roszel/MLIM Fixed-Income Portfolio ........................................................        0.68%
----------------------------------------------------------------------------------------------------------------

     Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Advisor serves as subadvisor for the Roszel/MLIM Relative Value and Roszel/MLIM Fixed-Income Portfolios. MLIM is paid an annual fee of 0.35% on the first $200 million, 0.27% on the second $200 million, and 0.25% on assets in excess of $400 million as a percentage of average daily net assets of the Roszel/MLIM Relative Value Portfolio. For the four months ended April 30, 2004, MLIM was paid an annual fee of 0.25% of the average daily net assets of the Roszel/MLIM Fixed-Income Portfolio. Effective May 1, 2004, MLIM is paid an annual fee of 0.20% of the average daily net assets of the Roszel/MLIM Fixed-Income Portfolio.

     For the six months ended June 30, 2004, the following Portfolios placed a portion of their portfolio transactions with brokerage firms which are affiliates of the Advisor:

-----------------------------------------------------------------------------------------------------------------
                                                                                                    COMMISSIONS
  PORTFOLIO                                                            BROKER                          PAID
-----------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Large Cap Value Portfolio .............    Merrill Lynch & Co.                    $1,992
                                                                Citation Financial Group                  363
  Roszel/Levin Large Cap Value Portfolio ...................    Merrill Lynch & Co.                       641
                                                                Citation Financial Group                  407
  Roszel/MLIM Relative Value Portfolio .....................    Merrill Lynch & Co.                       105
  Roszel/Sound Large Cap Core Portfolio ....................    Merrill Lynch & Co.                         6
  Roszel/INVESCO-NAM Large Cap Core Portfolio ..............    Merrill Lynch & Co.                        29
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio .....    Merrill Lynch & Co.                        75
                                                                Citation Financial Group                  634
                                                                Broadcourt Capital                        453
  Roszel/Rittenhouse Large Cap Growth Portfolio ............    Merrill Lynch & Co.                       220
  Roszel/Seneca Large Cap Growth Portfolio .................    Merrill Lynch & Co.                       744
                                                                Citation Financial Group                3,755
  Roszel/Valenzuela Mid Cap Value Portfolio ................    Merrill Lynch & Co.                       517
  Roszel/Seneca Mid Cap Growth Portfolio ...................    Merrill Lynch & Co.                       530
                                                                Citation Financial Group                1,500
  Roszel/NWQ Small Cap Value Portfolio .....................    Merrill Lynch & Co.                     1,449
  Roszel/Delaware Small-Mid Cap Growth Portfolio ...........    Merrill Lynch & Co.                     1,623
                                                                Citation Financial Group                  370
  Roszel/Lazard International Portfolio ....................    Merrill Lynch & Co.                        71
  Roszel/Credit Suisse International Portfolio .............    Merrill Lynch & Co.                     1,310
-----------------------------------------------------------------------------------------------------------------

     A portion of the brokerage commissions on portfolio transactions directed to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Advisor, were used to reduce certain portfolio expenses as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                                    EXPENSE
  PORTFOLIO                                                                                        REDUCTIONS
-----------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Large Cap Value Portfolio ...............................................       $   38
  Roszel/Levin Large Cap Value Portfolio .....................................................          688
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio .......................................           33
  Roszel/Rittenhouse Large Cap Growth Portfolio ..............................................          147
-----------------------------------------------------------------------------------------------------------------

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSE
  PORTFOLIO                                                                                        REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Roszel/Seneca Large Cap Growth Portfolio ..................................................        $4,624
  Roszel/Seneca Mid Cap Growth Portfolio ....................................................         4,415
  Roszel/NWQ Small Cap Value Portfolio ......................................................           869
  Roszel/Credit Suisse International Portfolio ..............................................           657
-----------------------------------------------------------------------------------------------------------------

     Financial Data Services, Inc. ("FDS"), an affiliate of the Advisor, is the Trust's transfer agent. For the six months ended June 30, 2004, FDS was entitled to receive from each Portfolio a monthly fee equal to the greater of an annual rate of 0.05% of each Portfolio's average daily net assets or $10,000 per Portfolio annually. Effective July 1, 2004, FDS is entitled to receive from each Portfolio a monthly fee at an annual rate based on average daily net assets according to the following schedule:

-------------------------------------------------------------------------------------------------------------------
  AVERAGE DAILY NET ASSETS                                                                    ANNUAL FEE OR RATE
-------------------------------------------------------------------------------------------------------------------
  Up to $15,000,000 .........................................................................        $7,500
  Above $15,000,000 - $25,000,000 ...........................................................          0.05%
  Above $25,000,000 - $50,000,000 ...........................................................          0.04%
  Above $50,000,000 - $75,000,000 ...........................................................          0.03%
  Above $75,000,000 .........................................................................         0.025%
-------------------------------------------------------------------------------------------------------------------

     The Trust's distributor is MLPF&S, an affiliate of the Advisor.

     Certain officers and/or trustees of the Trust are officers and/or directors of the Advisor, MLLIC, MLLICNY, MLPF&S and Merrill Lynch Insurance Group, Inc.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities of the Portfolios, for the six months ended June 30, 2004 were as follows:

-------------------------------------------------------------------------------------------------------------------
  PORTFOLIO                                                                         PURCHASES         SALES
-------------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Large Cap Value Portfolio ..............................     $ 2,241,605      $ 1,712,240
  Roszel/Levin Large Cap Value Portfolio ....................................       1,295,085        1,808,753
  Roszel/MLIM Relative Value Portfolio ......................................         932,236        1,331,314
  Roszel/Sound Large Cap Core Portfolio .....................................         349,707          309,431
  Roszel/INVESCO-NAM Large Cap Core Portfolio ...............................         787,688          658,738
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio ......................         910,238        1,026,662
  Roszel/Rittenhouse Large Cap Growth Portfolio .............................       1,777,159        1,738,382
  Roszel/Seneca Large Cap Growth Portfolio ..................................       4,622,526        4,134,674
  Roszel/Valenzuela Mid Cap Value Portfolio .................................       1,643,651        2,007,774
  Roszel/Seneca Mid Cap Growth Portfolio ....................................       5,249,255        5,005,128
  Roszel/NWQ Small Cap Value Portfolio ......................................       1,412,378        1,338,998
  Roszel/Delaware Small-Mid Cap Growth Portfolio ............................       1,062,680          673,529
  Roszel/Lazard International Portfolio .....................................       1,273,622          249,464
  Roszel/Credit Suisse International Portfolio ..............................       1,397,239        1,729,651
  Roszel/Lord Abbett Government Securities Portfolio ........................      23,369,786       27,215,426
  Roszel/MLIM Fixed-Income Portfolio ........................................       4,164,263        3,348,089
-------------------------------------------------------------------------------------------------------------------

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     As of June 30, 2004, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                GROSS         GROSS     NET UNREALIZED
                                                                             UNREALIZED    UNREALIZED    APPRECIATION
  PORTFOLIO                                                      COST       APPRECIATION  DEPRECIATION  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Large Cap Value Portfolio ............   $10,546,457    $2,212,619    $(109,443)     $2,103,176
  Roszel/Levin Large Cap Value Portfolio ..................     2,543,425       317,293      (16,347)        300,946
  Roszel/MLIM Relative Value Portfolio ....................    13,466,097     3,035,664     (186,173)      2,849,491
  Roszel/Sound Large Cap Core Portfolio ...................       919,458       135,537      (22,294)        113,243
  Roszel/INVESCO-NAM Large Cap Core Portfolio .............     2,226,899       329,270      (40,824)        288,446
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio ....     1,340,131       133,358      (14,555)        118,803
  Roszel/Rittenhouse Large Cap Growth Portfolio ...........    10,320,688     1,392,208      (33,105)      1,359,103
  Roszel/Seneca Large Cap Growth Portfolio ................     4,371,705       251,231      (67,491)        183,740
  Roszel/Valenzuela Mid Cap Value Portfolio ...............     3,801,620       954,392     (100,403)        853,989
  Roszel/Seneca Mid Cap Growth Portfolio ..................     3,775,755       291,648      (69,520)        222,128
  Roszel/NWQ Small Cap Value Portfolio ....................     4,463,578     1,481,458      (54,523)      1,426,935
  Roszel/Delaware Small-Mid Cap Growth Portfolio ..........     2,542,017       624,931      (79,974)        544,957
  Roszel/Lazard International Portfolio ...................     4,291,992       639,358      (35,297)        604,061
  Roszel/Credit Suisse International Portfolio ............     2,797,056       400,035      (61,695)        338,340
  Roszel/Lord Abbett Government Securities Portfolio ......    16,814,908        40,115     (135,216)        (95,101)
  Roszel/MLIM Fixed-Income Portfolio ......................    16,890,355        34,375     (214,105)       (179,730)
------------------------------------------------------------------------------------------------------------------------

4.   EXPENSE LIMITATION:

     The Trust and the Advisor have entered into an expense limitation agreement whereby the Advisor agrees to reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) exceed the following annual limits as a percentage of average daily net assets:

-------------------------------------------------------------------------------------------------------------------
                                                                                                   VOLUNTARY
  PORTFOLIO                                                                                   EXPENSE LIMITATIONS
-------------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Large Cap Value Portfolio .............................................          1.10%
  Roszel/Levin Large Cap Value Portfolio ...................................................          1.10%
  Roszel/MLIM Relative Value Portfolio .....................................................          1.10%
  Roszel/Sound Large Cap Core Portfolio ....................................................          1.10%
  Roszel/INVESCO-NAM Large Cap Core Portfolio ..............................................          1.10%
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio .....................................          1.10%
  Roszel/Rittenhouse Large Cap Growth Portfolio ............................................          1.10%
  Roszel/Seneca Large Cap Growth Portfolio .................................................          1.10%
  Roszel/Valenzuela Mid Cap Value Portfolio ................................................          1.10%
  Roszel/Seneca Mid Cap Growth Portfolio ...................................................          1.10%
  Roszel/NWQ Small Cap Value Portfolio .....................................................          1.15%
  Roszel/Delaware Small-Mid Cap Growth Portfolio ...........................................          1.15%
  Roszel/Lazard International Portfolio ....................................................          1.15%
  Roszel/Credit Suisse International Portfolio .............................................          1.15%
  Roszel/Lord Abbett Government Securities Portfolio .......................................          0.95%
  Roszel/MLIM Fixed-Income Portfolio .......................................................          0.95%
-------------------------------------------------------------------------------------------------------------------

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     The expense limitation is effected by waivers by the Advisor of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended June 30, 2004 advisory fee waivers and expense reimbursements were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                ADVISORY
                                                                                  FEES               EXPENSE
  PORTFOLIO                                                                      WAIVED           REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------
  Roszel//Lord Abbett Large Cap Value Portfolio ...........................     $24,333              $    --
  Roszel/Levin Large Cap Value Portfolio ..................................      12,112               21,720
  Roszel/MLIM Relative Value Portfolio ....................................      24,513                   --
  Roszel/Sound Large Cap Core Portfolio ...................................       4,186               25,899
  Roszel/INVESCO-NAM Large Cap Core Portfolio .............................       9,963               20,104
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio ....................       5,762               24,550
  Roszel/Rittenhouse Large Cap Growth Portfolio ...........................      25,589                   --
  Roszel/Seneca Large Cap Growth Portfolio ................................      16,705               12,141
  Roszel/Valenzuela Mid Cap Value Portfolio ...............................      19,050                9,928
  Roszel/Seneca Mid Cap Growth Portfolio ..................................      15,083               16,905
  Roszel/NWQ Small Cap Value Portfolio ....................................      22,938                5,376
  Roszel/Delaware Small-Mid Cap Growth Portfolio ..........................      12,063               17,940
  Roszel/Lazard International Portfolio ...................................      18,117               11,895
  Roszel/Credit Suisse International Portfolio ............................      13,939               16,556
  Roszel/Lord Abbett Government Securities Portfolio ......................      29,555                   --
  Roszel/MLIM Fixed-Income Portfolio ......................................      23,662                   --
-----------------------------------------------------------------------------------------------------------------

     In any year which the total assets of a Portfolio are greater than $50 million and its estimated total annual operating expenses are less than the expense limitations specified above, the Advisor may be entitled to a reimbursement by such Portfolio, of advisory fees waived and expenses reimbursed pursuant to the expense limitation agreement. The total amount of such reimbursement shall equal the sum of all advisory fees waived and expense reimbursements remitted to the Portfolio during the previous three fiscal years. During the six months ended June 30, 2004, the Advisor received no reimbursement. As of June 30, 2004 the maximum amounts recoverable by the Advisor under the expense limitation agreement through 2007 were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                  AMOUNT ELIGIBLE THROUGH             TOTAL
                                                                --------------------------         ELIGIBLE FOR
  PORTFOLIO                                                      2005      2006       2007        REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Large Cap Value Portfolio ...........     $58,128    $68,493    $24,333        $150,954
  Roszel/Levin Large Cap Value Portfolio .................      51,844     64,245     33,832         149,921
  Roszel/MLIM Relative Value Portfolio ...................      53,942     60,347     24,513         138,802
  Roszel/Sound Large Cap Core Portfolio ..................      51,227     64,567     30,085         145,879
  Roszel/INVESCO-NAM Large Cap Core Portfolio ............      52,845     60,963     30,067         143,875
  Roszel/Nicholas-Applegate Large Cap Growth Portfolio ...      49,556     61,703     30,312         141,571
  Roszel/Rittenhouse Large Cap Growth Portfolio ..........      53,323     58,695     25,589         137,607
  Roszel/Seneca Large Cap Growth Portfolio ...............      48,613     59,141     28,846         136,600
  Roszel/Valenzuela Mid Cap Value Portfolio ..............      53,675     60,407     28,978         143,060
  Roszel/Seneca Mid Cap Growth Portfolio .................      48,062     61,361     31,988         141,411
  Roszel/NWQ Small Cap Value Portfolio ...................      50,000     58,487     28,314         136,801
  Roszel/Delaware Small-Mid Cap Growth Portfolio .........      57,621     64,350     30,003         151,974
  Roszel/Lazard International Portfolio ..................      48,578     62,464     30,012         141,054
  Roszel/Credit Suisse International Portfolio ...........      55,247     62,052     30,495         147,794
  Roszel/Lord Abbett Government Securities Portfolio .....      51,420     68,844     29,555         149,819
  Roszel/MLIM Fixed-Income Portfolio .....................      60,374     64,472     23,662         148,508
-----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

================================================================================

TRUSTEES AND OFFICERS

Michael P. Cogswell
TRUSTEE AND PRESIDENT

Deborah J. Adler
TRUSTEE

Robert M. Bordeman
INDEPENDENT TRUSTEE

Theodore P. Manno
INDEPENDENT TRUSTEE

Kevin J. Tierney
INDEPENDENT TRUSTEE

J. David Meglen
VICE-PRESIDENT

Jerome J. Davies
TREASURER AND CHIEF FINANCIAL OFFICER

Edward W. Diffin, Jr.
SECRETARY

Frances C. Grabish
ASSISTANT SECRETARY

INVESTMENT MANAGER

Roszel Advisors, LLC
1300 Merrill Lynch Drive
Pennington, New Jersey 08534

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

CUSTODIAN

JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

ADMINISTRATOR

J.P. Morgan Investor Services Co.
73 Tremont Street
Boston, Massachusetts 02108-3913

TRANSFER AGENT

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484

LEGAL COUNSEL

Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

================================================================================

   This report is only for distribution to shareholders of the Portfolios of MLIG Variable Insurance Trust. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of each Portfolio's shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

   Additional information about the Trust's trustees and officers is available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or by writing to the MLIG Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

   The Trust's proxy voting policies and procedures are available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or on the Securities and Exchange Commission's website at http://www.sec.gov.


MLIG Variable Insurance Trust
P.O. Box 44222
Jacksonville, Florida 32231-4222                                 # 101199RR-0604

================================================================================

     MLIG VARIABLE
     INSURANCE TRUST

     Roszel/Lord Abbett Affiliated Portfolio

     Roszel/PIMCO CCM Capital Appreciation Portfolio

     Roszel/Lord Abbett Mid Cap Value Portfolio

     Roszel/Seligman Mid Cap Growth Portfolio

     Roszel/PIMCO Small Cap Value Portfolio

     Roszel/JP Morgan Small Cap Growth Portfolio

     Roszel/Delaware Trend Portfolio

     Roszel/Lord Abbett Bond Debenture Portfolio

                                                              Semi-Annual Report
                                                                   June 30, 2004

================================================================================

To Our Shareholders:

For the first six months of 2004, questions about the pace of economic activity and a changing interest rate environment played out against the backdrop of global events - shaping market activity in the U.S. and around the world. The direction of U.S. markets has been subject to conflicting views on the balance of force between the positive impact of recovering corporate earnings and employment and the negative impact of rising interest rates and high oil prices.

From January through mid March, the interest rate on the 10-year U.S. Treasury declined from 4.2% to 3.6%. As positive signs of renewed economic activity became more apparent, rates resumed an upward course to 4.6% by the end of June. Overall, the resulting decline in bond prices offset coupon income, and the bond market (as measured by the Merrill Lynch Domestic Master Bond Index) was essentially flat, with a total return of just 0.1%. Within that overall bond market, mortgage and high yield investors did slightly better, and high quality corporate and government investors did a bit worse.

A strong upward move of stock prices from 2003 continued into 2004. After continuing to move ahead for most of the first quarter, U.S. equity prices trended downward in the face of rising interest rates, before recovering in May. These moves were considerably less dramatic than the much larger swings, in both directions, which the market has experienced in recent years. For the first half of 2004, the S&P 500 returned 3.4%. When viewed by segment, the stocks of smaller companies with less consistent earnings histories performed better, as they had in 2003. In the May recovery however, we saw this trend moderate as larger companies with more consistent earnings began to garner more attention. Higher yield, lower risk stocks have also begun to perform better.

All of the same influences played out overseas, with some differences in magnitude and timing. The MSCI EAFE Index of non-U.S. equities advanced 4.9%, a bit more than the S&P 500.

Accompanying this report you will find the comments of the sub-advisors responsible for management of each of the individual Portfolios of the MLIG Variable Insurance Trust. These commentaries discuss in greater detail how each Portfolio was affected by the market influences described above. We are pleased to present this report on the performance and operations of the Trust, and we thank you for your investment and your continued trust.

Roszel Advisors, LLC.                              MLIG Variable Insurance Trust

/s/ John R. Manetta                                /s/ Michael P. Cogswell

John R. Manetta                                    Michael P. Cogswell
President and Chief Investment Officer             President

----------
   THE VIEWS EXPRESSED IN THE "PORTFOLIO MANAGER'S COMMENTARY" FOR EACH PORTFOLIO OF THE TRUST ARE THOSE OF THE PORTFOLIO'S INVESTMENT MANAGER AND ARE NOT NECESSARILY THE OPINIONS OF ROSZEL ADVISORS, LLC OR THE INVESTMENT MANAGER OF ANY OTHER PORTFOLIO OF THE TRUST. THE VIEWS AND PORTFOLIO HOLDINGS ARE AS OF JUNE 30, 2004 AND MAY HAVE CHANGED SINCE THAT DATE.

   IN ADDITION TO HISTORICAL INFORMATION, THE PORTFOLIO MANAGER'S COMMENTARY FOR A PORTFOLIO MAY INCLUDE FORWARD-LOOKING STATEMENTS. THESE STATEMENTS MAY DISCUSS THE IMPACT OF DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS, AND GOVERNMENTAL REGULATIONS ON THE PORTFOLIO AND ITS HOLDINGS. SUCH STATEMENTS ARE SUBJECT TO UNCERTAINTY AND THE IMPACT ON A PORTFOLIO MAY BE MATERIALLY DIFFERENT FROM WHAT IS DESCRIBED HEREIN. THE INVESTMENT MANAGER OF A PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE THESE STATEMENTS.

   INVESTMENT IN A PORTFOLIO OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF PRINCIPAL. FOR A DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH A PARTICULAR PORTFOLIO, PLEASE REFER TO THE PROSPECTUS FOR THE TRUST.

================================================================================

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PORTFOLIO MANAGER'S COMMENTARY, PERFORMANCE INFORMATION, PORTFOLIO SUMMARY AND
   SCHEDULE OF INVESTMENTS:

   Notes to Performance Information ........................................   3

   Roszel/Lord Abbett Affiliated Portfolio .................................   4

   Roszel/PIMCO CCM Capital Appreciation Portfolio .........................   8

   Roszel/Lord Abbett Mid Cap Value Portfolio ..............................  12

   Roszel/Seligman Mid Cap Growth Portfolio ................................  17

   Roszel/PIMCO Small Cap Value Portfolio ..................................  21

   Roszel/JP Morgan Small Cap Growth Portfolio .............................  25

   Roszel/Delaware Trend Portfolio .........................................  30

   Roszel/Lord Abbett Bond Debenture Portfolio .............................  34

STATEMENTS OF ASSETS AND LIABILITIES .......................................  41

STATEMENTS OF OPERATIONS ...................................................  43

STATEMENTS OF CHANGES IN NET ASSETS ........................................  45

FINANCIAL HIGHLIGHTS .......................................................  49

NOTES TO FINANCIAL STATEMENTS ..............................................  53

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance information for each Portfolio of the MLIG Variable Insurance Trust as shown on the following pages, compares each Portfolio's performance to that of one or more broad-based securities indexes. The indexes are unmanaged, not subject to fees and expenses associated with actively-managed mutual funds and not available for direct investment. Total returns are based on changes in net asset values for the periods shown, and assumes reinvestment of all dividends and capital gains distributions (if any) for each Portfolio at net asset value on the ex-dividend date. Total returns include the effect of expense reductions resulting from advisory fee waivers, expense reimbursements in excess of expense limitations and directed brokerage agreements, if any (see Notes to Financial Statements). Total returns would have been lower without expense reductions. Total returns do not include insurance company separate account related fees and expenses. Such fees and expenses would reduce the overall returns shown. Total returns and principal values will fluctuate such that shares, when redeemed, may be worth more or less than their original cost. Past results shown should not be considered a representation of future performance.

DESCRIPTION OF SECURITIES INDEXES

MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX is a capitalization weighted aggregation of outstanding U.S. Treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified selection criteria.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX consists of all
U.S.-dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and maturing over one year. The quality rating is less than BBB.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX measures the performance of the small-cap growth segment of the U.S. equity universe.

RUSSELL 2000 VALUE INDEX measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 GROWTH INDEX measures the performance of companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 INDEX is a broad market index which represents approximately 98% of the U.S. equity market.

RUSSELL MIDCAP INDEX measures the performance the 800 smallest companies in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX measures the performance of companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP VALUE INDEX measures the performance of companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

S&P SMALL CAP 600/BARRA GROWTH INDEX is constructed by dividing the stocks in the S&P 500 Index according to a single attribute: price-to-book ratio. The Index represents companies with higher price-to-book ratios.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The U.S. economy began 2004 with much enthusiasm as it grew 4.5% during the first quarter. Meanwhile, second quarter economic growth, as measured by the GDP, is estimated at 3.0%. Despite having done relatively well, the economy's performance was not reflected in equity prices, for the early optimism faded as investor skepticism flourished leaving equity prices below their first quarter summit and prompting a mid-May trough in the stock market. Fortunately, by the end of the second quarter investor confidence returned and equity prices finished the first half of 2004 essentially flat.

   Despite six months of above trend economic growth, which helped to generate approximately 1.2 million jobs, the unemployment rate held steady at 5.6%. The Federal Open Market Committee (FOMC)* responded to the dynamic broad-based expansion of the U.S. economy with a shift it its policy statement regarding potential interest rate hikes; previously, it had emphasized "patience", but the new language implied imminent rate hikes, albeit at a "measured" pace. The altered vocabulary sent the 10-year Treasury yield soaring more than 100 basis points from its March low of 3.7% and drove equity prices down nearly 6%. The consolidation was a consequence of the market's fear of aggressive monetary tightening. (The second quarter ended with the FOMC raising the Fed Funds Rate by 25 basis points.) Also, speculators bid oil prices above $42 a barrel, which spread misguided panic of an oil supply-shock and surging inflation across the stock market and constrained equity performance. But fortunately, in June the Organization of Petroleum Exporting Countries (OPEC), at the prodding of Saudi Arabia, agreed to increase production quotas by 2.5 million barrels per day, and the price of oil stumbled off its highs, thereby lifting an important burden off of the stock market. (As the first half expired the price of oil once again rose to about $40 a barrel.)

   During the first six months of 2004, brisk economic expansion and productivity growth have enabled corporations to widen their profit margins. Corporate profits, as measured by the Department of Commerce, surged nearly 32% year-over-year during the first quarter, up from an impressive 29 in the fourth quarter of 2003. Fueled by low interest rates and a generous tax policy, robust consumer and business spending significantly contributed to the reported growth in corporate earnings. Corporate profits have also benefited from rapid productivity expansion, which has helped to contain unit labor costs - the largest on-going expense for most companies. We believe that productivity growth, currently forecasted to remain above its long-run average of 2.5%, should continue to foster wide corporate profit margins and justify higher equity prices through the duration of 2004.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Roszel/Lord Abbett Affiliated Portfolio's stock selection within the Information Technology sector aided performance relative to the Russell 1000 Value Index. Certain technology holdings benefited from reported solid first quarter earnings announcements based on strong product sales. A relative overweight within the Industrials sector, compared to the Russell 1000 Value Index, also benefited performance for the six-month period ended June 30, 2004.

   Stock selection within the Materials sector detracted from relative performance versus the Russell 1000 Value Index as certain holdings were hurt by lower-than-expected first quarter earnings announcements. Within the Consumer Discretionary sector, certain media holdings have been hurt by disappointing advertising sales and announcements of first quarter earnings that fell short of expectations.

   During the six-month period ended June 30, 2004, the Portfolio added selectively to the Industrials and Health Care sectors. The cyclical bias in the Portfolio was reduced, with new emphasis on Health Care and Consumer Staples stocks. The Portfolio will continue to maintain a bias toward technology and industrial companies. We will continue to implement the disciplined investment process and philosophy that has guided our firm for seventy-five years.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, LORD, ABBETT & CO. LLC.

   *THE FEDERAL RESERVE CONTROLS THE THREE TOOLS OF MONETARY POLICY: OPEN MARKET OPERATIONS, THE DISCOUNT RATE, AND RESERVE REQUIREMENTS. THE BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM IS RESPONSIBLE FOR THE DISCOUNT RATE AND RESERVE REQUIREMENTS, AND THE FEDERAL OPEN MARKET COMMITTEE (FOMC) IS RESPONSIBLE FOR OPEN MARKET OPERATIONS. THE FOMC HOLDS EIGHT REGULARLY SCHEDULED MEETINGS PER YEAR. AT THESE MEETINGS, THE COMMITTEE REVIEWS ECONOMIC AND FINANCIAL CONDITIONS, DETERMINES THE APPROPRIATE STANCE OF MONETARY POLICY, AND ASSESSES THE RISKS TO ITS LONG-RUN GOALS OF PRICE STABILITY AND SUSTAINABLE ECONOMIC GROWTH.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SINCE
                                             SIX MONTHS++  ONE YEAR     INCEPTION+
                                             ------------  --------     ----------
Roszel/Lord Abbett Affiliated Portfolio ...      2.53%      18.26%        20.43%
Russell 1000 Value Index ..................      3.94%      21.13%        25.69%
S&P 500 Index .............................      3.44%      19.11%        22.72%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  MAY 1, 2003.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Exxon Mobil Corp. .........................       4.8%
Deere & Co. ...............................       2.9
Motorola, Inc. ............................       2.5
International Paper Co. ...................       2.4
Novartis AG, ADR ..........................       2.2
General Electric Co. ......................       2.1
American International
  Group, Inc. .............................       2.1
Verizon Communications, Inc. ..............       2.0
Bank One Corp. ............................       2.0
Kraft Foods, Inc. (Class A) ...............       1.9
-------------------------------------------  -------------
  Total                                          24.9%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Industrials                         16.4%
Financials                          13.1%
Health Care                         11.6%
Information Technology              11.6%
Consumer Discretionary              11.1%
Materials                            8.9%
Consumer Staples                     8.7%
Energy                               8.4%
Telecommunication Services           3.5%
Utilities                            1.9%
Other                                4.8%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMON STOCKS--95.2%
CONSUMER DISCRETIONARY--11.1%
HOUSEHOLD DURABLES--0.5%
Newell Rubbermaid, Inc. ...............................          5,937   $    139,520
                                                                         ------------

LEISURE EQUIPMENT & PRODUCTS--0.3%
Eastman Kodak Co. .....................................          3,300         89,034
                                                                         ------------

MEDIA--7.0%
Clear Channel Communications,
   Inc. ...............................................          6,542        241,727
Comcast Corp.
   (Class A Non-Voting) * .............................         15,244        420,887
Cox Communications, Inc.
   (Class A) * ........................................          4,000        111,160
Time Warner, Inc. * ...................................          3,200         56,256
Tribune Co. ...........................................          7,347        334,582
Viacom, Inc. (Class B) ................................          7,814        279,116
Walt Disney Co. .......................................         20,683        527,210
                                                                         ------------
                                                                            1,970,938
                                                                         ------------
MULTILINE RETAIL--0.9%
Target Corp. ..........................................          5,930        251,847
                                                                         ------------

SPECIALTY RETAIL--1.4%
Gap, Inc. (The) .......................................         16,201        392,874
                                                                         ------------

TEXTILES, APPAREL & LUXURY GOODS--1.0%
Nike, Inc. (Class B) ..................................          3,864        292,698
                                                                         ------------
   TOTAL CONSUMER DISCRETIONARY .......................                     3,136,911
                                                                         ------------

CONSUMER STAPLES--8.7%
BEVERAGES--2.0%
Diageo plc, ADR .......................................          2,004        109,719
PepsiCo, Inc. .........................................          8,397        452,430
                                                                         ------------
                                                                              562,149
                                                                         ------------
FOOD & STAPLES RETAILING--1.4%
CVS Corp. .............................................          3,500        147,070
Kroger Co. * ..........................................         12,900        234,780
                                                                         ------------
                                                                              381,850
                                                                         ------------
FOOD PRODUCTS--3.6%
Archer-Daniels-Midland Co. ............................          7,540        126,521
H.J. Heinz Co. ........................................          3,900        152,880
Kellogg Co. ...........................................          5,054        211,510
Kraft Foods, Inc. (Class A) ...........................         16,834        533,301
                                                                         ------------
                                                                            1,024,212
                                                                         ------------
HOUSEHOLD PRODUCTS--0.4%
Kimberly-Clark Corp. ..................................          1,900        125,172
                                                                         ------------

PERSONAL PRODUCTS--1.3%
Gillette Co. (The) ....................................          8,649        366,718
                                                                         ------------
   TOTAL CONSUMER STAPLES .............................                     2,460,101
                                                                         ------------

ENERGY--8.4%
ENERGY EQUIPMENT & SERVICES--3.5%
Baker Hughes, Inc. ....................................         10,397        391,447
GlobalSantaFe Corp. ...................................          7,900        209,350
Schlumberger, Ltd. ....................................          6,077        385,950
                                                                         ------------
                                                                              986,747
                                                                         ------------
OIL & GAS--4.9%
BP plc, ADR ...........................................          1,195   $     64,016
Exxon Mobil Corp. .....................................         30,344      1,347,577
                                                                         ------------
                                                                            1,411,593
                                                                         ------------
   TOTAL ENERGY .......................................                     2,398,340
                                                                         ------------

FINANCIALS--13.1%
CAPITAL MARKETS--2.6%
Bank of New York Co., Inc. (The) ......................          9,744        287,253
Goldman Sachs Group, Inc. .............................          1,319        124,197
Mellon Financial Corp. ................................         11,165        327,469
                                                                         ------------
                                                                              738,919
                                                                         ------------
COMMERCIAL BANKS--5.5%
Bank of America Corp. .................................          3,248        274,846
Bank One Corp. ........................................         11,025        562,275
U.S. Bancorp ..........................................          5,910        162,879
Wachovia Corp. ........................................          6,802        302,689
Wells Fargo & Co. .....................................          4,616        264,174
                                                                         ------------
                                                                            1,566,863
                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc. .......................................         10,524        489,366
                                                                         ------------

INSURANCE--3.3%
Allstate Corp. (The) ..................................          1,000         46,550
American International Group, Inc. ....................          8,259        588,702
Hartford Financial Services
   Group, Inc. ........................................          1,715        117,889
St. Paul Travelers Cos., Inc. (The) ...................          4,063        164,714
                                                                         ------------
                                                                              917,855
                                                                         ------------
   TOTAL FINANCIALS ...................................                     3,713,003
                                                                         ------------

HEALTH CARE--11.6%
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Baxter International, Inc. ............................         11,018        380,231
Guidant Corp. .........................................            400         22,352
                                                                         ------------
                                                                              402,583
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Cardinal Health, Inc. .................................          5,205        364,610
Cigna Corp. ...........................................          4,100        282,121
                                                                         ------------
                                                                              646,731
                                                                         ------------
PHARMACEUTICALS--7.9%
Abbott Laboratories ...................................          4,790        195,240
Bristol-Myers Squibb Co. ..............................          5,396        132,202
Merck & Co., Inc. .....................................          7,001        332,548
Novartis AG, ADR ......................................         13,922        619,529
Pfizer, Inc. ..........................................          5,000        171,400
Schering-Plough Corp. .................................         19,522        360,767
Wyeth .................................................         11,594        419,239
                                                                         ------------
                                                                            2,230,925
                                                                         ------------
   TOTAL HEALTH CARE ..................................                     3,280,239
                                                                         ------------

INDUSTRIALS--16.4%
AEROSPACE & DEFENSE--0.2%
Honeywell International, Inc. .........................          1,400         51,282
                                                                         ------------
AIR FREIGHT & LOGISTICS--0.7%
United Parcel Service, Inc.
   (Class B) ..........................................          2,500        187,925
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT AFFILIATED PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
AIRLINES--0.3%
AMR Corp. * ...........................................          5,049   $     61,144
Delta Air Lines, Inc. * ...............................          5,244         37,337
                                                                         ------------
                                                                               98,481
                                                                         ------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Waste Management, Inc. ................................          8,701        266,685
                                                                         ------------

ELECTRICAL EQUIPMENT--1.2%
Emerson Electric Co. ..................................          5,467        347,428
                                                                         ------------

INDUSTRIAL CONGLOMERATES--3.8%
General Electric Co. ..................................         18,500        599,400
Tyco International, Ltd. ..............................         14,120        467,937
                                                                         ------------
                                                                            1,067,337
                                                                         ------------
MACHINERY--6.4%
Caterpillar, Inc. .....................................          2,171        172,464
Deere & Co. ...........................................         11,906        835,087
Eaton Corp. ...........................................          5,652        365,911
Illinois Tool Works, Inc. .............................          2,917        279,711
Parker Hannifin Corp. .................................          2,513        149,423
                                                                         ------------
                                                                            1,802,596
                                                                         ------------
ROAD & RAIL--2.9%
Canadian National Railway Co. .........................          4,899        213,547
CSX Corp. .............................................         10,016        328,224
Union Pacific Corp. ...................................          4,746        282,150
                                                                         ------------
                                                                              823,921
                                                                         ------------
   TOTAL INDUSTRIALS ..................................                     4,645,655
                                                                         ------------

INFORMATION TECHNOLOGY--11.6%
COMMUNICATIONS EQUIPMENT--3.9%
Corning, Inc. * .......................................         15,278        199,531
Motorola, Inc. ........................................         39,473        720,382
Nortel Networks Corp. * ...............................         38,000        189,620
                                                                         ------------
                                                                            1,109,533
                                                                         ------------
COMPUTERS & PERIPHERALS--3.7%
Apple Computer, Inc. * ................................         16,166        526,042
EMC Corp. * ...........................................         42,591        485,537
International Business Machines
   Corp. ..............................................            400         35,260
                                                                         ------------
                                                                            1,046,839
                                                                         ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Agilent Technologies, Inc. * ..........................          3,325         97,356
Solectron Corp. * .....................................         35,300        228,391
                                                                         ------------
                                                                              325,747
                                                                         ------------
OFFICE ELECTRONICS--1.5%
Xerox Corp. * .........................................         28,709        416,281
                                                                         ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--0.5%
Teradyne, Inc. * ......................................          3,402         77,225
Texas Instruments, Inc. ...............................          3,049         73,725
                                                                         ------------
                                                                              150,950
                                                                         ------------
SOFTWARE--0.9%
Computer Associates International,
   Inc. ...............................................          3,700        103,822
Microsoft Corp. .......................................          5,000        142,800
                                                                         ------------
                                                                              246,622
                                                                         ------------
   TOTAL INFORMATION TECHNOLOGY .......................                     3,295,972
                                                                         ------------

MATERIALS--8.9%
CHEMICALS--3.5%
Du Pont (E.I.) de Nemours & Co. .......................          6,140   $    272,739
Monsanto Co. ..........................................          5,136        197,736
Potash Corp. of Saskatchewan, Inc. ....................          1,189        115,214
Praxair, Inc. .........................................          6,108        243,770
Rohm & Haas Co. .......................................          3,900        162,162
                                                                         ------------
                                                                              991,621
                                                                         ------------
METALS & MINING--3.0%
Alcoa, Inc. ...........................................         12,317        406,830
Barrick Gold Corp. ....................................          6,200        122,450
Newmont Mining Corp. ..................................          8,559        331,747
                                                                         ------------
                                                                              861,027
                                                                         ------------
PAPER & FOREST PRODUCTS--2.4%
International Paper Co. ...............................         14,978        669,517
                                                                         ------------
   TOTAL MATERIALS ....................................                     2,522,165
                                                                         ------------
TELECOMMUNICATION
   SERVICES--3.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
Qwest Communications
   International, Inc. * ..............................         34,762        124,795
SBC Communications, Inc. ..............................         12,487        302,810
Verizon Communications, Inc. ..........................         15,862        574,046
                                                                         ------------
   TOTAL TELECOMMUNICATION SERVICES ...................                     1,001,651
                                                                         ------------
UTILITIES--1.9%
ELECTRIC UTILITIES--1.7%
FPL Group, Inc. .......................................          2,462        157,445
PG&E Corp. * ..........................................          1,100         30,734
Progress Energy, Inc. .................................          4,988        219,721
Southern Co. (The) ....................................          2,200         64,130
                                                                         ------------
                                                                              472,030
                                                                         ------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
Public Service Enterprise Group,
   Inc. ...............................................          1,862         74,536
                                                                         ------------
   TOTAL UTILITIES ....................................                       546,566
                                                                         ------------
TOTAL COMMON STOCKS
(Cost--$25,037,022) ...................................                    27,000,603
                                                                         ------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                          ------------
SHORT-TERM SECURITIES--7.0%
REPURCHASE AGREEMENT **--7.0%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $1,979,177
   (Cost--$1,979,111) .................................     $1,979,111      1,979,111
                                                                         ------------
TOTAL INVESTMENTS--102.2%
(Cost--$27,016,133) ...................................                    28,979,714
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(2.2)% .....................................                      (628,438)
                                                                         ------------
NET ASSETS--100.0%                                                        $28,351,276
                                                                         ============

----------
*  NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR
   AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.
GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Equities continued to rise in the first half of 2004, albeit with increased volatility. Benefits of continued economic vigor, strong corporate earnings and encouraging job reports were tempered by the market's preoccupation with the unstable situation in Iraq and rising interest rates. These competing forces help explain why most stock indices didn't rally as strongly as the encouraging economic data would suggest.

   Following the Federal Open Market Committee meeting in late January, the market rotated towards lower beta/higher quality issues as investors began to anticipate rising interest rates within the year. After the first strong job reports started rolling in, the expectation of rising interest rates took center stage during the second quarter. The value investment style's outperformance over the growth investment style accelerated during this period. On June 30th, the Federal Reserve did indeed raise rates for the first time in four years, confirming that the economy is in fact on its way to recovery.

   Among different asset classes, small cap stocks outperformed large caps with value outperforming growth. Rate-sensitive stocks, such as certain financials securities, declined. Conversely, as a result of strong oil prices, energy stocks did well.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/PIMCO CCM Capital Appreciation Portfolio seeks growth of capital through a "growth-at-a-reasonable price" philosophy, investing in a portfolio of fundamentally sound larger-cap companies with fair prices and strong growth potential. During the first six months of 2004, the Portfolio performed in line with its benchmark, the S&P 500 Index.

   Holdings in Consumer Staples and Energy had a positive impact in the quarter. Staples companies in the strategy are centered on companies that have innovative product/service offerings.

   We continue to be cautious with regard to our Financials sector holdings, which were the most substantial relative detractors. The companies we own are generally less interest-rate sensitive and tilted toward capital markets companies and other higher beta segments where we believe there are better growth opportunities. We are essentially completely divested now of thrifts and other mortgage related companies, which have already started to lose their strong tailwind as rates began to climb. Nor do we hold a significant position in commercial banks, which will not be able to react as quickly to rising rates as consumer finance companies.

   Health Care was also a relative underperformer. Certain large pharmaceutical companies did very well, and we do see some opportunities here, but continue to be comfortable with a modest underweight. Our concerns include the Medicare reform, state budgets and weak prescription volume.

   It is impossible to say when the market will break out of the narrow range in which it has been trading for the past few months. Nonetheless, we believe the Portfolio is positioned to benefit from the continuation of the economic recovery.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, PA RETAIL HOLDINGS LLC/CADENCE CAPITAL MANAGEMENT LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SINCE
                                             SIX MONTHS++  ONE YEAR     INCEPTION+
                                             ------------  --------     ----------
Roszel/PIMCO CCM Capital Appreciation
  Portfolio ...............................      2.84%      15.42%        18.33%
Russell 1000 Index ........................      3.33%      19.48%        23.53%
S&P 500 Index .............................      3.44%      19.11%        22.72%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  MAY 1, 2003.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Microsoft Corp. ...........................       3.3%
Pfizer, Inc. ..............................       2.9
Cisco Systems, Inc. .......................       2.6
Bank of America Corp. .....................       2.2
Allstate Corp. (The) ......................       1.5
Intel Corp. ...............................       1.5
Teva Pharmaceutical Industries
  Ltd., ADR ...............................       1.4
Goldman Sachs Group, Inc. .................       1.4
Citigroup, Inc. ...........................       1.4
United Parcel Service, Inc.
  (Class B) ...............................       1.4
-------------------------------------------  -------------
  Total                                          19.6%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology              20.8%
Consumer Discretionary              16.5%
Financials                          14.5%
Industrials                         13.1%
Health Care                         11.7%
Energy                               8.2%
Consumer Staples                     7.4%
Materials                            1.6%
Telecommunication Services           1.0%
Other                                5.2%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER ASSETS LESS LIABILITIES.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMON STOCKS--94.8%
CONSUMER DISCRETIONARY--16.5%
HOTELS, RESTAURANTS & LEISURE--4.4%
Marriott International, Inc.,
   (Class A) ..........................................         34,700   $  1,730,836
MGM Mirage * ..........................................         42,600      1,999,644
Starbucks Corp. * .....................................         50,600      2,200,088
Starwood Hotels & Resorts
   Worldwide, Inc. ....................................         47,000      2,107,950
                                                                         ------------
                                                                            8,038,518
                                                                         ------------
HOUSEHOLD DURABLES--3.1%
D.R. Horton, Inc. .....................................         61,880      1,757,392
Fortune Brands, Inc. ..................................         26,150      1,972,494
Harman International Industries,
   Inc. ...............................................         21,800      1,983,800
                                                                         ------------
                                                                            5,713,686
                                                                         ------------

MEDIA--3.9%
Comcast Corp. (Class A) * .............................         60,700      1,701,421
Knight-Ridder, Inc. ...................................         24,100      1,735,200
Time Warner, Inc. * ...................................         99,300      1,745,694
Walt Disney Co. .......................................         73,200      1,865,868
                                                                         ------------
                                                                            7,048,183
                                                                         ------------
MULTILINE RETAIL--1.0%
J.C. Penney Co., Inc. .................................         47,700      1,801,152
                                                                         ------------

SPECIALTY RETAIL--1.9%
Home Depot, Inc. ......................................         51,100      1,798,720
TJX Cos., Inc. ........................................         73,800      1,781,532
                                                                         ------------
                                                                            3,580,252
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Coach, Inc. * .........................................         39,700      1,794,043
Nike, Inc. (Class B) ..................................         28,800      2,181,600
                                                                         ------------
                                                                            3,975,643
                                                                         ------------
   TOTAL CONSUMER DISCRETIONARY .......................                    30,157,434
                                                                         ------------

CONSUMER STAPLES--7.4%
BEVERAGES--1.0%
Coca-Cola Enterprises, Inc. ...........................         64,600      1,872,754
                                                                         ------------

FOOD & STAPLES RETAILING--0.9%
Sysco Corp. ...........................................         47,400      1,700,238
                                                                         ------------

FOOD PRODUCTS--1.2%
Hershey Foods Corp. ...................................         45,100      2,086,777
                                                                         ------------

HOUSEHOLD PRODUCTS--2.2%
Clorox Co. ............................................         33,700      1,812,386
Procter & Gamble Co. ..................................         39,640      2,158,002
                                                                         ------------
                                                                            3,970,388
                                                                         ------------
PERSONAL PRODUCTS--2.1%
Avon Products, Inc. ...................................         40,180      1,853,905
Estee Lauder Cos., Inc. (The) .........................         39,000      1,902,420
                                                                         ------------
                                                                            3,756,325
                                                                         ------------
   TOTAL CONSUMER STAPLES .............................                    13,386,482
                                                                         ------------

ENERGY--8.2%
OIL & GAS--8.2%
Apache Corp. ..........................................         54,780      2,385,669
Burlington Resources, Inc. ............................         51,800      1,874,124
ConocoPhillips, Inc. ..................................         31,100   $  2,372,619
Devon Energy Corp. ....................................         27,600      1,821,600
Kerr-McGee Corp. ......................................         41,900      2,252,963
Occidental Petroleum Corp. ............................         48,360      2,341,107
XTO Energy, Inc. ......................................         62,725      1,868,578
                                                                         ------------
   TOTAL ENERGY .......................................                    14,916,660
                                                                         ------------

FINANCIALS--14.5%
CAPITAL MARKETS--3.3%
Goldman Sachs Group, Inc. .............................         27,100      2,551,736
J.P. Morgan Chase & Co. ...............................         46,180      1,790,399
Morgan Stanley Co. ....................................         33,300      1,757,241
                                                                         ------------
                                                                            6,099,376
                                                                         ------------
COMMERCIAL BANKS--2.7%
Bank of America Corp. .................................         47,418      4,012,511
Bank One Corp. ........................................         17,600        897,600
                                                                         ------------
                                                                            4,910,111
                                                                         ------------

CONSUMER FINANCE--1.3%
Capital One Financial Corp. ...........................         34,600      2,365,948

DIVERSIFIED FINANCIAL SERVICES--2.4%
CIT Group, Inc. .......................................         49,700      1,903,013
Citigroup, Inc. .......................................         54,280      2,524,020
                                                                         ------------
                                                                            4,427,033
                                                                         ------------
INSURANCE--4.8%
ACE, Ltd. .............................................         43,100      1,822,268
Allstate Corp. (The) ..................................         59,750      2,781,362
Hartford Financial Services
   Group, Inc. ........................................         34,200      2,350,908
Progressive Corp. (The) ...............................         20,300      1,731,590
                                                                         ------------
                                                                            8,686,128
                                                                         ------------
   TOTAL FINANCIALS ...................................                    26,488,596
                                                                         ------------

HEALTH CARE--11.7%
BIOTECHNOLOGY--1.5%
Gilead Sciences, Inc. * ...............................         26,900      1,802,300
ImClone Systems, Inc. * ...............................         10,800        926,532
                                                                         ------------
                                                                            2,728,832
                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Bard (C.R.), Inc. .....................................         33,000      1,869,450
Boston Scientific Corp. * .............................         42,146      1,803,849
St. Jude Medical, Inc. * ..............................         25,800      1,951,770
                                                                         ------------
                                                                            5,625,069
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Aetna, Inc. ...........................................         20,500      1,742,500
Caremark Rx, Inc. * ...................................         54,700      1,801,818
UnitedHealth Group, Inc. ..............................         27,300      1,699,425
                                                                         ------------
                                                                            5,243,743
                                                                         ------------
PHARMACEUTICALS--4.3%
Pfizer, Inc. ..........................................        153,300      5,255,124
Teva Pharmaceutical Industries
   Ltd., ADR ..........................................         38,000      2,557,020
                                                                         ------------
                                                                            7,812,144
                                                                         ------------
   TOTAL HEALTH CARE ..................................                    21,409,788
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO CCM CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
INDUSTRIALS--13.1%
AEROSPACE & DEFENSE--1.1%
Boeing Co. (The) ......................................         39,000   $  1,992,510
                                                                         ------------

AIR FREIGHT & LOGISTICS--1.3%
United Parcel Service, Inc.
   (Class B) ..........................................         33,100      2,488,127
                                                                         ------------

BUILDING PRODUCTS--1.1%
Masco Corp. ...........................................         62,300      1,942,514
                                                                         ------------

COMMERCIAL SERVICES & SUPPLIES--1.0%
Robert Half International, Inc. .......................         60,600      1,804,062
                                                                         ------------

INDUSTRIAL CONGLOMERATES--3.1%
3M Co. ................................................         20,400      1,836,204
General Electric Co. ..................................         56,200      1,820,880
Tyco International, Ltd. ..............................         58,600      1,942,004
                                                                         ------------
                                                                            5,599,088
                                                                         ------------
MACHINERY--4.4%
Caterpillar, Inc. .....................................         24,200      1,922,448
Illinois Tool Works, Inc. .............................         20,200      1,936,978
Ingersoll-Rand Co. (Class A) ..........................         31,100      2,124,441
Parker Hannifin Corp. .................................         34,200      2,033,532
                                                                         ------------
                                                                            8,017,399
                                                                         ------------
ROAD & RAIL--1.1%
Norfolk Southern Corp. ................................         74,200      1,967,784
                                                                         ------------
   TOTAL INDUSTRIALS ..................................                    23,811,484
                                                                         ------------

INFORMATION TECHNOLOGY--20.8%
COMMUNICATIONS EQUIPMENT--5.1%
Cisco Systems, Inc. * .................................        201,450      4,774,365
Motorola, Inc. ........................................        119,400      2,179,050
Qualcomm, Inc. ........................................         31,200      2,276,976
                                                                         ------------
                                                                            9,230,391
                                                                         ------------
COMPUTERS & PERIPHERALS--2.5%
Apple Computer, Inc. * ................................         68,800      2,238,752
Lexmark International, Inc.,
   (Class A) * ........................................         24,700      2,384,291
                                                                         ------------
                                                                            4,623,043
                                                                         ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Sanmina-SCI Corp. * ...................................        185,500      1,688,050
                                                                         ------------

INTERNET SOFTWARE &  SERVICES--1.3%
Yahoo!, Inc. * ........................................         65,660      2,385,428
                                                                         ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--5.1%
Analog Devices, Inc. ..................................         39,200      1,845,536
Applied Materials, Inc. * .............................         91,100      1,787,382
Broadcom Corp. (Class A) * ............................         45,200      2,114,004
Intel Corp. ...........................................         98,400      2,715,840
Texas Instruments, Inc. ...............................         35,400        855,972
                                                                         ------------
                                                                            9,318,734
                                                                         ------------

SOFTWARE--5.9%
Adobe Systems, Inc. ...................................         39,500   $  1,836,750
Electronic Arts, Inc. * ...............................         17,600        960,080
Microsoft Corp. .......................................        210,880      6,022,733
Symantec Corp. * ......................................         43,300      1,895,674
                                                                         ------------
                                                                           10,715,237
                                                                         ------------
   TOTAL INFORMATION TECHNOLOGY .......................                    37,960,883
                                                                         ------------

MATERIALS--1.6%
CHEMICALS--0.6%
Monsanto Co. ..........................................         29,300      1,128,050
                                                                         ------------

METALS & MINING--1.0%
Phelps Dodge Corp.* ...................................         23,900      1,852,489
                                                                         ------------
   TOTAL MATERIALS ....................................                     2,980,539
                                                                         ------------

TELECOMMUNICATION
   SERVICES--1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Sprint Corp. - FON Group ..............................        102,750      1,808,400
                                                                         ------------
TOTAL COMMON STOCKS
(Cost--$160,558,184) ..................................                   172,920,266
                                                                         ------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                          ------------
SHORT-TERM SECURITIES--0.1%
REPURCHASE AGREEMENT **--0.1%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $187,994
   (Cost--$187,988) ...................................       $187,988        187,988
                                                                         ------------
TOTAL INVESTMENTS--94.9%
(Cost--$160,746,172) ..................................                   173,108,254
OTHER ASSETS LESS
   LIABILITIES--5.1% ..................................                     9,268,195
                                                                         ------------
NET ASSETS--100.0% ....................................                  $182,376,449
                                                                         ============

----------
*  NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR
   AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.
GLOSSARY:
ADR--AMERICAN DEPOSITARY RECEIPT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The U.S. economy began 2004 with much enthusiasm as it grew 4.5% during the first quarter. Meanwhile, second quarter economic growth, as measured by the GDP, is estimated at 3.0%. Despite having done relatively well, the economy's performance was not reflected in equity prices, for the early optimism faded as investor skepticism flourished leaving equity prices below their first quarter summit and prompting a mid-May trough in the stock market. Fortunately, by the end of the second quarter investor confidence returned and equity prices finished the first half of 2004 essentially flat.

   Despite six months of above trend economic growth, which helped to generate approximately 1.2 million jobs, the unemployment rate held steady at 5.6%. The Federal Open Market Committee (FOMC)* responded to the dynamic broad-based expansion of the U.S. economy with a shift it its policy statement regarding potential interest rate hikes; previously, it had emphasized "patience", but the new language implied imminent rate hikes, albeit at a "measured" pace. The altered vocabulary sent the 10-year Treasury yield soaring more than 100 basis points from its March low of 3.7% and drove equity prices down nearly 6%. The consolidation was a consequence of the market's fear of aggressive monetary tightening. (The second quarter ended with the FOMC raising the Fed Funds Rate by 25 basis points.) Also, speculators bid oil prices above $42 a barrel, which spread misguided panic of an oil supply-shock and surging inflation across the stock market and constrained equity performance. But fortunately, in June the Organization of Petroleum Exporting Countries (OPEC), at the prodding of Saudi Arabia, agreed to increase production quotas by 2.5 million barrels per day, and the price of oil stumbled off its highs, thereby lifting an important burden off of the stock market. (As the first half expired the price of oil once again rose to about $40 a barrel.)

   During the first six months of 2004, brisk economic expansion and productivity growth have enabled corporations to widen their profit margins. Corporate profits, as measured by the Department of Commerce, surged nearly 32% year-over-year during the first quarter, up from an impressive 29 in the fourth quarter of 2003. Fueled by low interest rates and a generous tax policy, robust consumer and business spending significantly contributed to the reported growth in corporate earnings. Corporate profits have also benefited from rapid productivity expansion, which has helped to contain unit labor costs - the largest on-going expense for most companies. We believe that productivity growth, currently forecasted to remain above its long-run average of 2.5%, should continue to foster wide corporate profit margins and justify higher equity prices through the duration of 2004.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Roszel/Lord Abbett Mid Cap Value Portfolio's stock selection within the Materials and Processing sector was the primary contributor to relative performance versus the Russell Midcap Value Index for the six-month period ended June 30, 2004. In particular, certain agricultural product providers reported better than expected first quarter earnings and announced that they expected to continue to build upon the profitable seed business. Stock selection within the Consumer Discretionary sector also aided relative performance. Investors reacted favorably to certain retailers' strong sales and business reorganization. Additionally, a certain energy exploration and production company announced the discovery of a natural gas reserve that could meaningfully increase the company's future earnings.

   The primary detractor from relative performance was stock selection within the Financial Services sector, as the Portfolio's holdings, in general, failed to keep pace with the Russell Midcap Value Index. Stock selection within the Technology sector also hurt Portfolio returns. Certain technology companies announced disappointing new orders, leading to lower earnings confidence for 2004. Additionally, within the Health Care sector, a certain managed health care services provider was a weak performer. The stock declined as ongoing operational issues caused analysts to lower their outlook for profits.

   We remain focused on bottom-up selection of attractively valued stocks whose issuing companies are likely to experience a set of catalysts that we believe can enhance profitability. Neither economic nor interest rate forecasting are a primary part of our investment process. Nonetheless, conversations with our companies lead us to conclude that the current economic expansion will likely continue at least into next year. Additionally, as inventories are low in a number of industries, we expect rising prices to

================================================================================

become prevalent in an increasing number of product categories and industries. In our opinion, the combined effect of economic expansion, low inventories and increasing prices will likely prompt an increase in U.S. interest rates for some time to come. We believe the Portfolio is well positioned to benefit from this environment as it is overweighted in companies that would benefit from economic expansion and underweighted in companies that are likely to be disadvantaged in periods of rising interest rates.

   So far this year, relative movements in stock prices seem to be driven more by fundamental company specific developments than by the indiscriminant multiple expansion that was dominant in 2003. We are comfortable that as this year progresses, the company specific catalysts which we have identified for our stocks will become recognized by other investors, leading to solid performance.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, LORD, ABBETT & CO. LLC.

   *THE FEDERAL RESERVE CONTROLS THE THREE TOOLS OF MONETARY POLICY: OPEN MARKET OPERATIONS, THE DISCOUNT RATE, AND RESERVE REQUIREMENTS. THE BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM IS RESPONSIBLE FOR THE DISCOUNT RATE AND RESERVE REQUIREMENTS, AND THE FEDERAL OPEN MARKET COMMITTEE (FOMC) IS RESPONSIBLE FOR OPEN MARKET OPERATIONS. THE FOMC HOLDS EIGHT REGULARLY SCHEDULED MEETINGS PER YEAR. AT THESE MEETINGS, THE COMMITTEE REVIEWS ECONOMIC AND FINANCIAL CONDITIONS, DETERMINES THE APPROPRIATE STANCE OF MONETARY POLICY, AND ASSESSES THE RISKS TO ITS LONG-RUN GOALS OF PRICE STABILITY AND SUSTAINABLE ECONOMIC GROWTH.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SINCE
                                              SIX MONTHS++  ONE YEAR     INCEPTION+
                                              ------------  --------     ----------
Roszel/Lord Abbett Mid Cap Value Portfolio ..     8.77%      28.42%        10.75%
Russell Midcap Value Index ..................     7.17%      30.81%        14.01%
S&P 500 Index ...............................     3.44%      19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Eastman Chemical Co. ......................       2.6%
Monsanto Co. ..............................       2.6
Genuine Parts Co. .........................       2.5
SAFECO Corp. ..............................       2.5
Pactiv Corp. ..............................       2.4
EOG Resources, Inc. .......................       2.3
Halliburton Co. ...........................       2.3
Georgia-Pacific Corp. .....................       2.2
Aetna, Inc. ...............................       2.2
Dana Corp. ................................       2.2
-------------------------------------------  -------------
  Total                                          23.8%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Consumer Discretionary              22.2%
Materials                           17.6%
Financials                          15.4%
Industrials                         10.5%
Utilities                            8.0%
Health Care                          7.6%
Energy                               7.4%
Information Technology               5.3%
Consumer Staples                     3.8%
Telecommunication Services           0.7%
Other                                1.5%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--22.2%
AUTO COMPONENTS--2.2%
Dana Corp. ............................................        144,900   $  2,840,040
                                                                         ------------

DISTRIBUTORS--2.5%
Genuine Parts Co. .....................................         83,200      3,301,376
                                                                         ------------

HOTELS, RESTAURANTS & LEISURE--2.3%
Caesars Entertainment, Inc. * .........................        159,900      2,398,500
Yum! Brands, Inc. * ...................................         16,000        595,520
                                                                         ------------
                                                                            2,994,020
                                                                         ------------
HOUSEHOLD DURABLES--5.6%
American Greetings Corp.
   (Class A) * ........................................         42,800        992,104
Leggett & Platt, Inc. .................................         71,700      1,915,107
Newell Rubbermaid, Inc. ...............................         72,400      1,701,400
Snap-On, Inc. .........................................         74,100      2,486,055
Tupperware Corp. ......................................         17,000        330,310
                                                                         ------------
                                                                            7,424,976
                                                                         ------------
MEDIA--1.3%
Interpublic Group of Cos., Inc. * .....................        101,800      1,397,714
Metro-Goldwyn-Mayer, Inc. * ...........................         30,900        373,890
                                                                         ------------
                                                                            1,771,604
                                                                         ------------
MULTILINE RETAIL--2.3%
Federated Department Stores,
   Inc. ...............................................         14,700        721,770
J.C. Penney Co., Inc. .................................         36,800      1,389,568
May Department Stores Co.
   (The) ..............................................         33,600        923,664
                                                                         ------------
                                                                            3,035,002
                                                                         ------------
SPECIALTY RETAIL--4.4%
Foot Locker, Inc. .....................................        101,600      2,472,944
Limited Brands, Inc. ..................................         48,900        914,430
Office Depot, Inc. * ..................................         71,700      1,284,147
Payless Shoesource, Inc. * ............................         78,800      1,174,908
                                                                         ------------
                                                                            5,846,429
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Tommy Hilfiger Corp. * ................................        139,800      2,116,572
                                                                         ------------
   TOTAL CONSUMER DISCRETIONARY .......................                    29,330,019
                                                                         ------------

CONSUMER STAPLES--3.8%
FOOD & STAPLES RETAILING--0.8%
Safeway, Inc. * .......................................         39,400        998,396
                                                                         ------------

FOOD PRODUCTS--3.0%
Archer-Daniels-Midland Co. ............................        145,300      2,438,134
Dean Foods Co. * ......................................         41,600      1,552,096
                                                                         ------------
                                                                            3,990,230
                                                                         ------------
   TOTAL CONSUMER STAPLES .............................                     4,988,626
                                                                         ------------

ENERGY--7.4%
ENERGY EQUIPMENT & SERVICES--5.1%
GlobalSantaFe Corp. ...................................         59,800      1,584,700
Halliburton Co. .......................................         98,300      2,974,558
Pride International, Inc. * ...........................        123,100      2,106,241
                                                                         ------------
                                                                            6,665,499
                                                                         ------------
OIL & GAS--2.3%
EOG Resources, Inc. ...................................         51,500   $  3,075,065
                                                                         ------------
   TOTAL ENERGY .......................................                     9,740,564
                                                                         ------------

FINANCIALS--15.4%
INSURANCE--10.5%
Conseco, Inc. * .......................................         40,200        799,980
Everest Re Group, Ltd. ................................         31,000      2,491,160
Gallagher (Arthur J.) & Co. ...........................         26,300        800,835
Lincoln National Corp. ................................         16,700        789,075
MBIA, Inc. ............................................          9,400        536,928
PartnerRe Ltd. ........................................         43,800      2,484,774
SAFECO Corp. ..........................................         73,800      3,247,200
Transatlantic Holdings, Inc. ..........................          3,800        307,762
XL Capital Ltd. (Class A) .............................         32,400      2,444,904
                                                                         ------------
                                                                           13,902,618
                                                                         ------------
REAL ESTATE--3.4%
Health Care Property Investors,
   Inc ................................................         17,700        425,508
Healthcare Realty Trust, Inc. .........................         46,600      1,746,568
Host Marriott Corp. * .................................        189,500      2,342,220
                                                                         ------------
                                                                            4,514,296
                                                                         ------------
THRIFTS & MORTGAGE FINANCE--1.5%
PMI Group, Inc. (The) .................................         43,700      1,901,824
                                                                         ------------
   TOTAL FINANCIALS ...................................                    20,318,738
                                                                         ------------

HEALTH CARE--7.6%
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Bausch & Lomb, Inc. ...................................         39,400      2,563,758
                                                                         ------------

HEALTH CARE PROVIDERS & SERVICES--3.6%
Aetna, Inc. ...........................................         33,900      2,881,500
Caremark Rx, Inc. * ...................................         56,400      1,857,816
                                                                         ------------
                                                                            4,739,316
                                                                         ------------
PHARMACEUTICALS--2.1%
King Pharmaceuticals, Inc. * ..........................        124,600      1,426,670
Mylan Laboratories, Inc. ..............................         63,850      1,292,963
                                                                         ------------
                                                                            2,719,633
                                                                         ------------
   TOTAL HEALTH CARE ..................................                    10,022,707
                                                                         ------------

INDUSTRIALS--10.5%
COMMERCIAL SERVICES & SUPPLIES--2.1%
R.R. Donnelley & Sons Co. .............................         83,505      2,757,335
                                                                         ------------

ELECTRICAL EQUIPMENT--2.1%
Hubbell, Inc. (Class B) ...............................         58,400      2,727,864
                                                                         ------------

MACHINERY--4.4%
CNH Global NV .........................................         59,020      1,218,173
Cummins, Inc. .........................................         33,200      2,075,000
Timken Co. ............................................         96,700      2,561,583
                                                                         ------------
                                                                            5,854,756
                                                                         ------------
TRADING COMPANIES & DISTRIBUTORS--1.9%
WW Grainger, Inc. .....................................         44,500      2,558,750
                                                                         ------------
   TOTAL INDUSTRIALS ..................................                    13,898,705
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT MID CAP VALUE PORFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
INFORMATION TECHNOLOGY--5.3%
COMMUNICATIONS EQUIPMENT--1.0%
Avaya, Inc. * .........................................         83,800   $  1,323,202
                                                                         ------------

IT SERVICES--1.1%
Computer Sciences Corp. * .............................         31,300      1,453,259
                                                                         ------------

SOFTWARE--3.2%
Cadence Design Systems, Inc. * ........................         96,200      1,407,406
McAfee, Inc. ..........................................         60,500      1,096,865
Sybase, Inc. * ........................................         94,400      1,699,200
                                                                         ------------
                                                                            4,203,471
                                                                         ------------
   TOTAL INFORMATION TECHNOLOGY .......................                     6,979,932
                                                                         ------------

MATERIALS--17.6%
CHEMICALS--9.2%
Crompton Corp. ........................................        185,100      1,166,130
Eastman Chemical Co. ..................................         75,100      3,471,873
IMC Global, Inc. ......................................        162,600      2,178,840
Monsanto Co. ..........................................         87,900      3,384,150
Potash Corp. of Saskatchewan,
   Inc. ...............................................         20,500      1,986,450
                                                                         ------------
                                                                           12,187,443
                                                                         ------------
CONTAINERS & PACKAGING--4.3%
Ball Corp. ............................................         35,700      2,572,185
Pactiv Corp. * ........................................        124,700      3,110,018
                                                                         ------------
                                                                            5,682,203
                                                                         ------------
PAPER & FOREST PRODUCTS--4.1%
Georgia-Pacific Corp. .................................         80,126      2,963,059
MeadWestvaco Corp. ....................................         81,600      2,398,224
                                                                         ------------
                                                                            5,361,283
                                                                         ------------
   TOTAL MATERIALS ....................................                    23,230,929
                                                                         ------------

TELECOMMUNICATION
   SERVICES--0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
CenturyTel, Inc. ......................................         32,800        985,312
                                                                         ------------

UTILITIES--8.0%
ELECTRIC UTILITIES--5.3%
Ameren Corp. ..........................................         58,800   $  2,526,048
CMS Energy Corp. * ....................................        191,300      1,746,569
Northeast Utilities ...................................        110,700      2,155,329
Puget Energy, Inc. ....................................         29,300        641,963
                                                                         ------------
                                                                            7,069,909
                                                                         ------------
GAS UTILITIES--2.7%
NiSource, Inc. ........................................        101,400      2,090,868
Southwest Gas Corp. ...................................         59,300      1,430,909
                                                                         ------------
                                                                            3,521,777
                                                                         ------------
   TOTAL UTILITIES ....................................                    10,591,686
                                                                         ------------
TOTAL COMMON STOCKS
(Cost--$102,272,161) ..................................                   130,087,218
                                                                         ------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                          ------------
SHORT-TERM SECURITIES--2.0%
REPURCHASE AGREEMENT **--2.0%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $2,602,920
   (Cost--$2,602,833) .................................     $2,602,833      2,602,833
                                                                         ------------
TOTAL INVESTMENTS--100.5%
(Cost--$104,874,994) ..................................                   132,690,051
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.5)% .....................................                      (619,147)
                                                                         ------------
NET ASSETS--100.0% ....................................                  $132,070,904
                                                                         ============

----------
*  NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR
   AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Market conditions and equity performance continue to see improvements in 2004, responding favorably to strong economic developments, employment growth and corporate profitability.

   With the U.S. economy enjoying more than two years of positive growth and the world economy gaining strength, we believe that we are in a synchronized global economic expansion. The domestic economy, which gained momentum in the second half of 2003, continued to grow at above trend levels through the first half of 2004. The anchor of this recovery, the consumer, has been buoyed by historically low interest rates, positive fiscal policies, and highly accommodative monetary policies. Joining the consumer and now helping to drive the economy is corporate America. There have been more than 1 million jobs added over the past four months. Additionally, profits are rising, cash flow is improving and capital spending continues to improve.

   Beyond our shores, nearly two-thirds of the world's population now lives in high growth economies: through March 31, 2004 countries such as Japan report real GDP growth of more than 3% per year while countries such as China and Russia are seeing real GDP growth in excess of 5%.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Year-to-date through June 30, 2004, Roszel/Seligman Mid Cap Growth Portfolio out-performed the benchmark Russell Midcap Growth Index.

   The Portfolio, on average, had a slight underweight position in Information Technology versus the benchmark. However, the Portfolio's holdings in Information Technology outperformed that same sector in the benchmark. The Portfolio decreased its weighting in this sector during the first half of the year due to profit taking and modest valuation concerns.

   The Portfolio continued to maintain significant exposure to the Consumer Discretionary sector, yet maintained an underweight position versus the benchmark. Since its inception in July 2002, we have underweighted the Portfolio in this sector largely because consumer spending had remained strong throughout the economic downturn, and we felt that expectations and valuations had become somewhat high for stocks in the sector. The decision to continue to underweight the sector benefited the Portfolio's returns through the first half of the year as the sector was among the benchmark's weakest areas. Additionally, the Portfolio's Consumer Discretionary stocks outperformed those in the same sector of the benchmark, contributing positively to the Portfolio's returns on an absolute and relative basis.

   The Portfolio has also benefited from our decision to overweight the Consumer Staples sector as it was one of the best performing sectors in the index. Both stock selection and asset allocation benefited the Portfolio.

   Health Care continues to be another large sector weighting, and the Portfolio was overweight versus the benchmark. The Portfolio's asset allocation and health care holdings delivered generally strong absolute and relative performance for the year versus the same sector of the benchmark. Our investments in this sector are now focused on higher growth areas with our largest overweight position in the medical devices area. We continue to believe that health care is a secular growth story due to the aging of the baby boomers and the development of innovative products and services.

   The Portfolio maintains an overweight position versus the benchmark in the Industrial sector and Basic Materials sector because these sectors' stocks typically are early beneficiaries of an economic recovery. Overall, however, holdings in both the Industrials and Basic Materials sectors as well as our overweight position in Basic Materials were negative contributors to the Portfolio. In the Basic Materials sector, our focus has shifted to stocks that are more closely tied to industrial growth and capital investment. In the Industrials space, we are focusing on areas tied to commercial and industrial construction and employment-related stocks.

   We continue to maintain an underweight position in financials due to our concern that rising interest rates may squeeze margins and earnings. Both allocation and stock selection benefited the Portfolio relative to the benchmark.

   While the Portfolio remains positioned for a strengthening economy, our focus on early cycle sectors and companies has been reduced as the economic recovery rotates towards a period of expansion.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER,
J. & W. SELIGMAN & CO. INCORPORATED.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SINCE
                                             SIX MONTHS++  ONE YEAR     INCEPTION+
                                             ------------  --------     ----------
Roszel/Seligman Mid Cap Growth Portfolio....     6.63%      29.36%        14.27%
Russell Midcap Growth Index.................     5.94%      27.33%        16.91%
S&P 500 Index...............................     3.44%      19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Herman Miller, Inc. .......................       2.4%
Aramark Corp. (Class B) ...................       2.2
Biomet, Inc. ..............................       2.0
Caremark Rx, Inc. .........................       2.0
Fiserv, Inc. ..............................       2.0
Sports Authority, Inc. (The) ..............       1.8
DST Systems, Inc. .........................       1.8
AES Corp. (The) ...........................       1.8
Robert Half International, Inc. ...........       1.6
Fisher Scientific International, Inc. .....       1.6
-------------------------------------------  -------------
  Total                                          19.2%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology              23.9%
Health Care                         22.1%
Industrials                         18.9%
Consumer Discretionary              12.9%
Consumer Staples                     7.9%
Materials                            4.1%
Energy                               3.6%
Utilities                            1.8%
Financials                           0.7%
Telecommunication Services           0.6%
Other                                3.5%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMON STOCKS--96.5%
CONSUMER DISCRETIONARY--12.9%
AUTO COMPONENTS--1.1%
Gentex Corp. ..........................................         12,760   $    506,317
                                                                         ------------

HOTELS, RESTAURANTS & LEISURE--4.2%
Cheesecake Factory, Inc. (The) * ......................          3,500        139,265
Mandalay Resort Group .................................          4,800        329,472
Marriott International, Inc.,
   (Class A) ..........................................          4,700        234,436
Starbucks Corp. * .....................................         10,510        456,975
Starwood Hotels & Resorts
   Worldwide, Inc. ....................................         11,400        511,290
Station Casinos, Inc. .................................          7,200        348,480
                                                                         ------------
                                                                            2,019,918
                                                                         ------------
HOUSEHOLD DURABLES--0.7%
Jarden Corp. * ........................................          9,400        338,306
                                                                         ------------

LEISURE EQUIPMENT & PRODUCTS--1.4%
Brunswick Corp. .......................................         16,500        673,200
                                                                         ------------

MEDIA--1.0%
Interpublic Group of Cos., Inc. * .....................         24,600        337,758
Salem Communications Corp.,
   (Class A) * ........................................          6,100        165,493
                                                                         ------------
                                                                              503,251
                                                                         ------------
SPECIALTY RETAIL--4.5%
Chico's FAS, Inc. * ...................................          9,340        421,794
Sports Authority, Inc. (The) * ........................         24,500        879,550
Tractor Supply Co. * ..................................          9,400        393,108
Urban Outfitters, Inc. * ..............................          4,700        286,277
Weight Watchers International,
   Inc. * .............................................          5,600        219,184
                                                                         ------------
                                                                            2,199,913
                                                                         ------------
   TOTAL CONSUMER DISCRETIONARY .......................                     6,240,905
                                                                         ------------

CONSUMER STAPLES--7.9%
BEVERAGES--2.2%
Cott Corp. * ..........................................         17,200        557,280
Pepsi Bottling Group, Inc. ............................         16,100        491,694
                                                                         ------------
                                                                            1,048,974
                                                                         ------------
FOOD & STAPLES RETAILING--1.2%
NeighborCare, Inc. * ..................................         12,100        379,093
Whole Foods Market, Inc. ..............................          2,300        219,535
                                                                         ------------
                                                                              598,628
                                                                         ------------
FOOD PRODUCTS--3.7%
Dean Foods Co. * ......................................         15,500        578,305
Hershey Foods Corp. ...................................          5,800        268,366
Smithfield Foods, Inc. * ..............................         23,540        692,076
Wm. Wrigley Jr. Co. ...................................          4,000        252,200
                                                                         ------------
                                                                            1,790,947
                                                                         ------------
HOUSEHOLD PRODUCTS--0.8%
Clorox Co. ............................................          7,200        387,216
                                                                         ------------
   TOTAL CONSUMER STAPLES .............................                     3,825,765
                                                                         ------------
ENERGY--3.6%
ENERGY EQUIPMENT & SERVICES--2.0%
BJ Services Co. * .....................................          5,600   $    256,704
Smith International, Inc. * ...........................         13,000        724,880
                                                                         ------------
                                                                              981,584
                                                                         ------------
OIL & GAS--1.6%
EOG Resources, Inc. ...................................          4,500        268,695
Noble Energy, Inc. ....................................          9,500        484,500
                                                                         ------------
                                                                              753,195
                                                                         ------------
   TOTAL ENERGY .......................................                     1,734,779
                                                                         ------------

FINANCIALS--0.7%
CAPITAL MARKETS--0.7%
T Rowe Price Group, Inc. ..............................          6,800        342,720
                                                                         ------------

HEALTH CARE--22.1%
BIOTECHNOLOGY--4.4%
Affymetrix, Inc. ......................................          6,100        199,653
Amylin Pharmaceuticals, Inc. * ........................          6,000        136,800
Biogen Idec, Inc. * ...................................         10,372        656,029
Celgene Corp. * .......................................          5,700        326,382
Eyetech Pharmaceuticals, Inc. * .......................          2,800        120,176
Gen-Probe, Inc. * .....................................          4,300        203,476
Martek Biosciences Corp. * ............................          4,500        252,765
Medimmune, Inc. * .....................................         10,455        244,647
                                                                         ------------
                                                                            2,139,928
                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.4%
Bard (C.R.), Inc. .....................................          6,400        362,560
Biomet, Inc. ..........................................         22,100        982,124
Fisher Scientific International,
   Inc. * .............................................         13,400        773,850
Given Imaging Ltd. * ..................................          4,500        159,345
Immucor, Inc. * .......................................          7,800        253,890
Millipore Corp. * .....................................          6,400        360,768
Nektar Therapeutics, Inc. * ...........................          6,800        135,728
St. Jude Medical, Inc. * ..............................          8,070        610,495
Zimmer Holdings, Inc. * ...............................          4,780        421,596
                                                                         ------------
                                                                            4,060,356
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES--7.1%
Aetna, Inc. ...........................................          5,100        433,500
Anthem, Inc. * ........................................          5,600        501,536
Caremark Rx, Inc. * ...................................         29,800        981,612
Community Health Systems, Inc. * ......................         12,100        323,917
Henry Schein, Inc. * ..................................          7,900        498,806
Lincare Holdings, Inc. * ..............................          5,100        167,586
McKesson Corp. ........................................         15,300        525,249
                                                                         ------------
                                                                            3,432,206
                                                                         ------------
PHARMACEUTICALS--2.2%
Atrix Labs, Inc. * ....................................          5,100        174,828
Medicis Pharmaceutical Corp.
   (Class A) ..........................................         11,300        451,435
Sepracor, Inc. * ......................................          8,800        465,520
                                                                         ------------
                                                                            1,091,783
                                                                         ------------
   TOTAL HEALTH CARE ..................................                    10,724,273
                                                                         ------------

INDUSTRIALS--18.9%
AIR FREIGHT & LOGISTICS--1.3%
Expeditors International of
   Washington, Inc. ...................................         12,700        627,507
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/SELIGMAN MID CAP GROWTH PORFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
AIRLINES--0.8%
Southwest Airlines Co. ................................         23,100   $    387,387
                                                                         ------------

BUILDING PRODUCTS--1.1%
American Standard Cos., Inc. * ........................         13,500        544,185
                                                                         ------------

COMMERCIAL SERVICES & SUPPLIES--11.9%
Allied Waste Industries, Inc. * .......................         35,400        466,572
Aramark Corp. (Class B) ...............................         36,900      1,061,244
Avery Dennison Corp. ..................................          8,100        518,481
Cintas Corp. ..........................................         10,400        495,768
Herman Miller, Inc. ...................................         39,500      1,143,130
Manpower, Inc. ........................................         13,100        665,087
Monster Worldwide, Inc. * .............................          8,900        228,908
Robert Half International, Inc. .......................         26,830        798,729
United Rentals, Inc. * ................................         21,600        386,424
                                                                         ------------
                                                                            5,764,343
                                                                         ------------
CONSTRUCTION & ENGINEERING--1.1%
Fluor Corp. ...........................................         10,600        505,302
                                                                         ------------

MACHINERY--2.7%
AGCO Corp. * ..........................................         36,000        733,320
CNH Global NV .........................................         28,400        586,176
                                                                         ------------
                                                                            1,319,496
                                                                         ------------
   TOTAL INDUSTRIALS ..................................                     9,148,220
                                                                         ------------

INFORMATION TECHNOLOGY--23.9%
COMMUNICATIONS EQUIPMENT--4.1%
Adtran, Inc. ..........................................          8,500        283,645
Arris Group, Inc. * ...................................         34,900        207,306
Avaya, Inc. * .........................................         42,200        666,338
Corning, Inc. * .......................................         18,300        238,998
JDS Uniphase Corp. * ..................................         44,400        168,276
Sierra Wireless * .....................................         11,100        411,033
                                                                         ------------
                                                                            1,975,596
                                                                         ------------
COMPUTERS & PERIPHERALS--1.3%
Lexmark International, Inc.,
   (Class A) * ........................................          6,800        656,404
                                                                         ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
PerkinElmer, Inc. .....................................         24,800        496,992
Symbol Technologies, Inc. .............................         31,000        456,940
Trimble Navigation Ltd. * .............................         17,500        486,325
                                                                         ------------
                                                                            1,440,257
                                                                         ------------
INTERNET SOFTWARE & SERVICES--0.7%
Infospace, Inc. * .....................................          9,100        346,164
                                                                         ------------

IT SERVICES--6.2%
Affiliated Computer Services, Inc.
   (Class A) * ........................................          9,900        524,106
DST Systems, Inc. * ...................................         18,200        875,238
Fiserv, Inc. * ........................................         24,700        960,583
Iron Mountain, Inc. * .................................          7,000        337,820
Sabre Holdings Corp. (Class A) ........................         11,600        321,436
                                                                         ------------
                                                                            3,019,183
                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--3.6%
Agere Systems, Inc. (Class A) * .......................        117,900        271,170
ATI Technologies, Inc. * ..............................         14,300        269,698
Broadcom Corp. (Class A) * ............................         11,180        522,889
Credence Systems Corp. * ..............................         24,900        343,620
RF Micro Devices, Inc. * ..............................         23,900   $    179,250
Skyworks Solutions, Inc. * ............................         19,000        165,870
                                                                         ------------
                                                                            1,752,497
                                                                         ------------
SOFTWARE--5.0%
Citrix Systems, Inc. * ................................         29,300        596,548
Cognos, Inc. * ........................................          7,300        263,968
Mercury Interactive Corp. * ...........................         12,870        641,312
Siebel Systems, Inc. * ................................         63,410        677,219
Symantec Corp. * ......................................          5,240        229,407
                                                                         ------------
                                                                            2,408,454
                                                                         ------------
   TOTAL INFORMATION TECHNOLOGY .......................                    11,598,555
                                                                         ------------

MATERIALS--4.1%
CHEMICALS--2.1%
Airgas, Inc. ..........................................         31,300        748,383
Ecolab, Inc. ..........................................          7,800        247,260
                                                                         ------------
                                                                              995,643
                                                                         ------------
CONSTRUCTION MATERIALS--0.9%
Vulcan Materials Co. ..................................          9,300        442,215
                                                                         ------------

CONTAINERS & PACKAGING--0.6%
Ball Corp. ............................................          4,200        302,610
                                                                         ------------

PAPER & FOREST PRODUCTS--0.5%
MeadWestvaco Corp. ....................................          8,800        258,632
                                                                         ------------
   TOTAL MATERIALS ....................................                     1,999,100
                                                                         ------------

TELECOMMUNICATION
   SERVICES--0.6%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Sprint Corp. - FON Group ..............................         17,900        315,040
                                                                         ------------

UTILITIES--1.8%
MULTI-UTILITIES & UNREGULATED  POWER--1.8%
AES Corp. (The) * .....................................         87,000        863,910
                                                                         ------------
TOTAL COMMON STOCKS
(Cost--$42,801,638) ...................................                    46,793,267
                                                                         ------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                          ------------
SHORT-TERM SECURITIES--4.2%
REPURCHASE AGREEMENT **--4.2%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $2,052,531
   (Cost--$2,052,463) .................................     $2,052,463      2,052,463
                                                                         ------------
TOTAL INVESTMENTS--100.7%
(Cost--$44,854,101) ...................................                    48,845,730
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.7)% .....................................                      (327,173)
                                                                         ------------
NET ASSETS--100.0% ....................................                   $48,518,557
                                                                         ============

----------
*  NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR
   AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Equities continued to rise in the first half of 2004, albeit with increased volatility. Benefits of continued economic vigor, strong corporate earnings and encouraging job reports were tempered by the market's preoccupation with the unstable situation in Iraq and rising interest rates. These competing forces help explain why most stock indices didn't rally as strongly as the encouraging economic data would suggest.

   Following the Federal Open Market Committee meeting in late January, the market rotated towards lower beta/higher quality issues as investors began to anticipate rising interest rates within the year. Especially after the first strong job reports started rolling in, the expectation of rising interest rates took center stage during the second quarter. The value investment style's outperformance over the growth investment style accelerated during this period. On June 30th, the Federal Reserve did indeed raise rates for the first time in four years, confirming that the economy is in fact on its way to recovery.

   Among different asset classes, small cap stocks outperformed large caps with value outperforming growth. Within the small-cap arena, sector weightings were of critical importance as the dispersion of sector returns was wide. Rate-sensitive stocks, such as certain financials securities, declined sharply. Conversely, as result of strong oil prices, energy stocks did well.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Our investment strategy employs a disciplined value approach with an emphasis on high-quality, undervalued, dividend-paying stocks. As a result of the market's rotation to higher-quality stocks, the Roszel/PIMCO Small Cap Value Portfolio was able to outperform its benchmark, the Russell 2000 Value Index, for the year-to-date period.

   Our investment philosophy finally paid off in 2004. Unlike last year, when more aggressive securities dominated the equity market, these high-beta stocks were among the main detractors in the last six months. Thus, we fared well with our significant underweighting in the Technology sector.

   The Portfolio also benefited from overweighting and strong stock selection of its Energy holdings. The continued global economic recovery fueled demand for energy, pushing energy prices up. Underweighting Financial Services and REIT holdings, was another source of outperformance due to the above-mentioned underperformance of financials stocks in a rising interest rate environment. Lastly, strong stock selection in the Transportation sector also contributed to performance.

   Our investment decisions reflected an effort to gradually position the Portfolio more defensively. Rotating back into what we believe to be better values is an ongoing effort in our investment process. Since it is one of our main objectives to hold up well in a down market, we will maintain a fairly defensive portfolio positioning as we believe that the underweighting in financials and technology will continue to pay off over the remainder of the year.

   Looking ahead, we believe the market could gradually drift upward between now and the Presidential Election. The sustainability of the economic recovery would be one main force that holds and attracts additional funds into the market.

   We continue to believe that our preference for a company with an established dividend program, low debt, and a well-focused business model will bode well for investors over the longer term.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, PA RETAIL HOLDINGS LLC/NFJ INVESTMENT GROUP L.P.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SINCE
                                             SIX MONTHS++  ONE YEAR     INCEPTION+
                                             ------------  --------     ----------
Roszel/PIMCO Small Cap Value Portfolio .....     9.44%      31.79%        17.02%
Russell 2000 Value Index ...................     7.83%      35.17%        14.03%
S&P 500 Index ..............................     3.44%      19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Invacare Corp. ............................       1.1%
Chicago Bridge & Iron Co. NV
  (NY Registered Shares)...................       1.1
Frontline Ltd. ............................       1.1
Sensient Technologies Corp. ...............       1.1
Owens & Minor, Inc. .......................       1.1
Ennis Business Forms, Inc. ................       1.1
Harsco Corp. ..............................       1.1
Energen Corp. .............................       1.1
Lubrizol Corp. ............................       1.1
Arch Coal, Inc. ...........................       1.1
-------------------------------------------  -------------
  Total                                          11.0%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Industrials                        22.5%
Financials                         18.6%
Consumer Discretionary             11.9%
Utilities                          10.9%
Energy                             10.3%
Materials                           9.6%
Consumer Staples                    7.9%
Health Care                         5.1%
Information Technology              2.1%
Other                               1.1%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMON STOCKS--98.9%
CONSUMER DISCRETIONARY--11.9%
AUTO COMPONENTS--0.9%
ArvinMeritor, Inc. ....................................         25,000   $    489,250
                                                                         ------------

HOTELS, RESTAURANTS & LEISURE--2.0%
Bob Evans Farms, Inc. .................................         17,700        484,626
Intrawest Corp. .......................................         36,300        578,985
                                                                         ------------
                                                                            1,063,611
                                                                         ------------
HOUSEHOLD DURABLES--1.5%
Libbey, Inc. ..........................................         19,100        530,216
Russ Berrie & Co., Inc. ...............................         14,100        273,963
                                                                         ------------
                                                                              804,179
                                                                         ------------
LEISURE EQUIPMENT & PRODUCTS--2.7%
Arctic Cat, Inc. ......................................         21,300        586,389
Callaway Golf Co. .....................................         31,300        354,942
Sturm Ruger & Co., Inc. ...............................         42,800        518,308
                                                                         ------------
                                                                            1,459,639
                                                                         ------------
SPECIALTY RETAIL--1.9%
Burlington Coat Factory
   Warehouse Corp. ....................................         27,400        528,820
Cato Corp. (The) (Class A) ............................         23,300        523,085
                                                                         ------------
                                                                            1,051,905
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS--2.9%
Brown Shoe Co., Inc. ..................................         12,600        515,718
Kellwood Co. ..........................................         12,200        531,310
Russell Corp. .........................................         30,300        544,188
                                                                         ------------
                                                                            1,591,216
                                                                         ------------
   TOTAL CONSUMER DISCRETIONARY .......................                     6,459,800
                                                                         ------------

CONSUMER STAPLES--7.9%
FOOD & STAPLES RETAILING--2.9%
Casey's General Stores, Inc. ..........................         29,700        543,510
Ruddick Corp. .........................................         23,700        532,065
Weis Markets, Inc. ....................................         14,900        522,245
                                                                         ------------
                                                                            1,597,820
                                                                         ------------
FOOD PRODUCTS--2.9%
Corn Products International, Inc. .....................         11,400        530,670
Fresh Del Monte Produce, Inc. .........................         20,600        520,562
Lancaster Colony Corp. ................................         12,300        512,172
                                                                         ------------
                                                                            1,563,404
                                                                         ------------
HOUSEHOLD PRODUCTS--1.0%
Wd-40 Co. .............................................         18,200        544,908
                                                                         ------------

TOBACCO--1.1%
Universal Corp. .......................................         11,300        575,622
                                                                         ------------
   TOTAL CONSUMER STAPLES .............................                     4,281,754
                                                                         ------------

ENERGY--10.3%
ENERGY EQUIPMENT & SERVICES--1.0%
Tidewater, Inc. .......................................         18,000        536,400
                                                                         ------------

OIL & GAS--9.3%
Berry Petroleum Co. (Class A) .........................         17,400        511,734
Cabot Oil & Gas Corp. .................................         13,300        562,590
Frontline Ltd. ........................................         17,400        600,474
Pennsylvania Virginia Corp. ...........................         15,500        559,705
Range Resources Corp. .................................         39,300        573,780
St. Mary Land & Exploration Co. .......................         15,700        559,705
Teekay Shipping Corp. .................................         15,400   $    575,652
Western Gas Resources, Inc. ...........................         17,700        574,896
World Fuel Services Corp. .............................         12,000        540,960
                                                                         ------------
                                                                            5,059,496
                                                                         ------------
   TOTAL ENERGY .......................................                     5,595,896
                                                                         ------------

FINANCIALS--18.6%
COMMERCIAL BANKS--4.9%
Amcore Financial, Inc. ................................         17,500        527,800
BancorpSouth, Inc. ....................................         23,300        524,949
Chittenden Corp. ......................................         15,200        534,280
Old National Bancorp ..................................         20,900        518,947
Susquehanna Bancshares, Inc. ..........................         21,200        533,392
                                                                         ------------
                                                                            2,639,368
                                                                         ------------
INSURANCE--3.9%
AmerUs Group Co. ......................................         13,000        538,200
Delphi Financial Group, Inc.
   (Class A) ..........................................         12,400        551,800
Landamerica Financial
   Group, Inc. ........................................         12,400        482,732
Scottish Re Group, Ltd. ...............................         22,800        530,100
                                                                         ------------
                                                                            2,102,832
                                                                         ------------
REAL ESTATE--7.9%
CBL & Associates
   Properties, Inc. ...................................          9,200        506,000
Equity One, Inc. ......................................         31,600        571,328
First Industrial Realty Trust, Inc. ...................         13,800        508,944
Healthcare Realty Trust, Inc. .........................         15,200        569,696
HRPT Properties Trust .................................         52,100        521,521
Nationwide Health
   Properties, Inc. ...................................         28,200        532,980
New Plan Excel Realty Trust ...........................         20,900        488,224
Shurgard Storage Centers, Inc.
   (Class A) ..........................................         15,200        568,480
                                                                         ------------
                                                                            4,267,173
                                                                         ------------
THRIFTS & MORTGAGE FINANCE--1.9%
Commercial Federal Corp. ..............................         19,100        517,610
Washington Federal, Inc. ..............................         22,390        537,360
                                                                         ------------
                                                                            1,054,970
                                                                         ------------
   TOTAL FINANCIALS ...................................                    10,064,343
                                                                         ------------

HEALTH CARE--5.1%
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Arrow International, Inc. .............................         17,500        523,600
Cooper Cos., Inc. .....................................          9,000        568,530
Invacare Corp. ........................................         13,800        617,136
West Pharmaceutical
   Services, Inc. .....................................         11,100        469,530
                                                                         ------------
                                                                            2,178,796
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Owens & Minor, Inc. ...................................         23,000        595,700
                                                                         ------------
   TOTAL HEALTH CARE ..................................                     2,774,496
                                                                         ------------

INDUSTRIALS--22.5%
AEROSPACE & DEFENSE--3.0%
Curtiss-Wright Corp. ..................................          9,600        539,424
Kaman Corp. (Class A) .................................         39,000        545,610
Precision Castparts Corp. .............................          9,500        519,555
                                                                         ------------
                                                                            1,604,589
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/PIMCO SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
BUILDING PRODUCTS--3.1%
Lennox International, Inc. ............................         30,200   $    546,620
Universal Forest Products, Inc. .......................         16,700        538,575
York International Corp. ..............................         14,000        574,980
                                                                         ------------
                                                                            1,660,175
                                                                         ------------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Banta Corp. ...........................................         12,700        564,007
Ennis Business Forms, Inc. ............................         30,500        594,750
McGrath Rentcorp ......................................         14,400        532,080
                                                                         ------------
                                                                            1,690,837
                                                                         ------------
CONSTRUCTION & ENGINEERING--1.1%
Chicago Bridge & Iron Co. NV
   (NY Registered Shares) .............................         21,900        609,915
                                                                         ------------

ELECTRICAL EQUIPMENT--1.9%
Acuity Brands, Inc. ...................................         19,200        518,400
Regal Beloit Corp. ....................................         24,300        540,918
                                                                         ------------
                                                                            1,059,318
                                                                         ------------
INDUSTRIAL CONGLOMERATES--1.0%
Teleflex, Inc. ........................................         10,800        541,620
                                                                         ------------

MACHINERY--6.2%
Albany International Corp. ............................         16,300        547,028
Barnes Group, Inc. ....................................         18,200        527,436
Crane Co. .............................................         18,000        565,020
Harsco Corp. ..........................................         12,600        592,200
Lincoln Electric Holdings, Inc. .......................         17,100        582,939
Valmont Industries, Inc. ..............................         23,400        535,860
                                                                         ------------
                                                                            3,350,483
                                                                         ------------
MARINE--1.1%
Alexander & Baldwin, Inc. .............................         17,600        588,720
                                                                         ------------

ROAD & RAIL--2.0%
Arkansas Best Corp. ...................................         16,300        536,596
USF Corp. .............................................         15,400        541,002
                                                                         ------------
                                                                            1,077,598
                                                                         ------------
   TOTAL INDUSTRIALS ..................................                    12,183,255
                                                                         ------------

INFORMATION TECHNOLOGY--2.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Landauer, Inc. ........................................         12,200        544,852
Methode Electronics, Inc. .............................         43,200        560,304
                                                                         ------------
   TOTAL INFORMATION TECHNOLOGY .......................                     1,105,156
                                                                         ------------

MATERIALS--9.6%
CHEMICALS--4.1%
Lubrizol Corp. ........................................         16,100        589,582
Methanex Corp. ........................................         37,200        491,821
RPM International, Inc. ...............................         34,200        519,840
Sensient Technologies Corp. ...........................         27,900        599,292
                                                                         ------------
                                                                            2,200,535
                                                                         ------------
CONTAINERS & PACKAGING--1.0%
Rock-Tenn Co. (Class A) ...............................         33,400        566,130
                                                                         ------------

METALS & MINING--4.5%
Arch Coal, Inc. .......................................         16,100   $    589,099
Commercial Metals Co. .................................         16,100        522,445
Goldcorp, Inc. ........................................         20,200        235,734
Iamgold Corp. .........................................        100,900        563,022
Massey Energy Co. .....................................         18,200        513,422
                                                                         ------------
                                                                            2,423,722
                                                                         ------------
   TOTAL MATERIALS ....................................                     5,190,387
                                                                         ------------

UTILITIES--10.9%
ELECTRIC UTILITIES--2.0%
Cleco Corp. ...........................................         29,500        530,410
PNM Resources, Inc. ...................................         25,750        534,827
                                                                         ------------
                                                                            1,065,237
                                                                         ------------
GAS UTILITIES--5.9%
Atmos Energy Corp. ....................................         21,000        537,600
Nicor, Inc. ...........................................         15,200        516,344
Northwest Natural Gas Co. .............................         17,500        533,750
Peoples Energy Corp. ..................................         12,500        526,875
UGI Corp. .............................................         16,700        536,070
WGL Holdings, Inc. ....................................         18,000        516,960
                                                                         ------------
                                                                            3,167,599
                                                                         ------------
MULTI-UTILITIES & UNREGULATED POWER--3.0%
Energen Corp. .........................................         12,300        590,277
National Fuel Gas Co. .................................         21,100        527,500
Vectren Corp. .........................................         21,100        529,399
                                                                         ------------
                                                                            1,647,176
                                                                         ------------
   TOTAL UTILITIES ....................................                     5,880,012
                                                                         ------------

TOTAL COMMON STOCKS
(Cost--$45,265,807) ...................................                    53,535,099
                                                                         ------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                          ------------
SHORT-TERM SECURITIES--16.0%
REPURCHASE AGREEMENT *--16.0%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $8,636,576
   (Cost--$8,636,288) .................................     $8,636,288      8,636,288
                                                                         ------------
TOTAL INVESTMENTS--114.9%
(Cost--$53,902,095) ...................................                    62,171,387
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(14.9)% ....................................                    (8,044,145)
                                                                         ------------
NET ASSETS--100.0% ....................................                   $54,127,242
                                                                         ============

----------
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   The U.S. equity market rose in the first half of 2004, as favorable economic data and gains in corporate profitability were enough to overcome investor concerns about higher interest rates. In the early months of the year, the positive picture of low inflation, combined with robust economic growth and accelerating corporate earnings, supported equities. But higher-than-expected inflation, and the deteriorating security situation in Iraq, caused investors to become increasingly cautious in the second quarter. By the end of the period, rates were clearly on a rising trend. The Federal Reserve Board lifted rates for the first time in four years on the last day of the half-year. Yet the optimists were still able to point to the year's sharp improvement in job growth and stellar gains in corporate profits.

   Small-capitalization stocks led large-capitalization stocks by a wide margin, as they generally do when the U.S. economy emerges from a period of lower-than-average business activity. The small stock S&P 600 Small Cap/Barra Growth Index rose 10.4% in the half-year, considerably ahead of the large-cap S&P 500/Barra Growth Index's 2.7% appreciation. In January, small-cap growth stocks rallied, driven by the strong performance of low-quality, micro-cap stocks. This trend was a continuation of the rally in low-quality, micro-cap stocks that occurred in 2003, and was a difficult environment for small-cap growth managers to outperform their respective benchmark indices. By the second quarter of 2004, quality stocks began to lead the rally in the small-cap growth universe.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/JP Morgan Small Cap Growth Portfolio delivered positive absolute performance in the first six months of 2004, rising 4.6%. The Portfolio outperformed its peer group, as represented by the Lipper Small Cap Growth Index, which gained 3.4%. The Portfolio trailed its benchmark index, the S&P Small Cap 600/Barra Growth Index which climbed 10.4%.

   Stock selection in the Retail, Software & Services, and Systems Hardware sectors most positively impacted performance. In addition, our overweight in the Systems Hardware sector contributed to performance. In the Retail sector, apparel retailer Aeropostale, catalog retailer J. Jill Group, and rural sporting goods retailer Hibbett Sporting Goods, led performance. In the Software sector, internet security software provider RSA Security, and Ansys Inc., a product-testing software maker, drove performance. In addition, our underweight in information-technology consulting service providers added to performance. In the Systems Hardware sector, Zebra Technologies, a maker of bar-code label printers and software, and our stock selection in communications equipment positively impacted Portfolio performance.

   Stock selection in the Industrial Cyclicals, Consumer Cyclicals, and Health Services & Systems sectors most negatively impacted performance. In the Industrial Cyclicals sector, Rofin-Sinar Technologies, a maker of industrial lasers used in manufacturing processes to cut, mark and weld, declined as the company issued additional stock. Pacer International, a logistics services provider, declined due to rail-line congestion and labor shortages at rail providers. Truck trailer manufacturer Wabash National Corp, declined because of margin pressure driven by raw material costs. Military logistics and support equipment maker, Engineered Support Systems, underperformed as military operations in Iraq have decreased.

   In the Consumer Cyclicals sector, slot machine and casino management software maker Alliance Gaming Corp. declined during the quarter due to concerns regarding sales growth. Three of Alliance's clients delayed slot machine deliveries because of construction delays at new casinos. Customer service outsourcing provider Sykes Enterprises declined due to negative press regarding offshore outsourcing by U.S. companies. Electrical system installer and service provider Integrated Electrical Services declined during the quarter. The company's margins suffered from a spike in copper prices that the company could not pass on to customers due to fixed price contracts.

   In the Health Services & Systems sector, Advanced Neuromodulation Systems, a maker of implantable medical devices used to manage chronic pain, declined as a competitor filed a rival product with the FDA. Merit Medical Systems, which makes medical devices used to treat cardiovascular diseases, declined due to margin contraction driven by product mix shift. Hospice care provider Odyssey HealthCare declined due to management's earnings forecast, which was lower than analysts' expectations.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, J.P. MORGAN INVESTMENT MANAGEMENT, INC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SINCE
                                               SIX MONTHS++  ONE YEAR     INCEPTION+
                                               ------------  --------     ----------
Roszel/JP Morgan Small Cap Growth Portfolio ..     4.55%      27.94%        10.38%
S&P Small Cap 600/Barra Growth Index .........    10.39%      34.48%        16.63%
S&P 500 Index ................................     3.44%      19.11%         9.27%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Ansys, Inc. ...............................       1.9%
East-West Bancorp, Inc. ...................       1.6
Immucor, Inc. .............................       1.6
RSA Security, Inc. ........................       1.5
Regis Corp. ...............................       1.5
Arthrocare Corp. ..........................       1.5
Wabash National Corp. .....................       1.4
Possis Medical, Inc. ......................       1.4
Zebra Technologies Corp.
  (Class A)................................       1.3
Penn National Gaming, Inc. ................       1.3
-------------------------------------------  -------------
  Total                                          15.0%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Information Technology             28.0%
Health Care                        20.1%
Industrials                        16.6%
Consumer Discretionary             15.8%
Financials                          7.0%
Energy                              6.8%
Materials                           2.1%
Consumer Staples                    2.1%
Utilities                           0.3%
Other                               1.2%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMON STOCKS--98.8%
CONSUMER DISCRETIONARY--15.8%
AUTOMOBILES--1.0%
Winnebago Industries, Inc. ............................         20,200   $    753,056
                                                                         ------------

HOTELS, RESTAURANTS & LEISURE--5.8%
Alliance Gaming Corp. * ...............................         28,600        490,776
Choice Hotels International, Inc. .....................          7,200        361,152
Orient Express Hotels Ltd. ............................         44,300        750,442
Panera Bread Co. (Class A) * ..........................         17,000        609,960
Penn National Gaming, Inc. * ..........................         29,000        962,800
PF Chang's China Bistro, Inc. * .......................          8,000        329,200
Sonic Corp. * .........................................         34,500        784,875
                                                                         ------------
                                                                            4,289,205
                                                                         ------------
HOUSEHOLD DURABLES--0.5%
NVR, Inc. * ...........................................            800        387,360
                                                                         ------------

INTERNET & CATALOG RETAIL--0.8%
J. Jill Group, Inc. (The) * ...........................         23,200        547,288
                                                                         ------------

LEISURE EQUIPMENT & PRODUCTS--0.6%
RC2 Corp. * ...........................................         12,900        457,950
                                                                         ------------

MEDIA--0.7%
Radio One, Inc. (Class D) * ...........................         32,700        523,527
                                                                         ------------

SPECIALTY RETAIL--5.8%
A.C. Moore Arts & Crafts, Inc. * ......................         26,100        718,011
Aeropostale, Inc. * ...................................         28,500        766,935
Cache, Inc. * .........................................         27,150        366,797
Gander Mountain Co. * .................................          3,200         73,440
Haverty Furniture Co. .................................         15,900        277,932
Hibbett Sporting Goods, Inc. * ........................         28,800        787,680
Regis Corp. ...........................................         25,100      1,119,209
Too, Inc. * ...........................................          8,700        145,290
                                                                         ------------
                                                                            4,255,294
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Movado Group, Inc. ....................................         23,200        400,200
                                                                         ------------
   TOTAL CONSUMER DISCRETIONARY .......................                    11,613,880
                                                                         ------------

CONSUMER STAPLES--2.1%
FOOD & STAPLES RETAILING--1.0%
United Natural Foods, Inc. * ..........................         24,600        711,186
                                                                         ------------

PERSONAL PRODUCTS--1.1%
NBTY, Inc. * ..........................................         29,000        852,310
                                                                         ------------
   TOTAL CONSUMER STAPLES .............................                     1,563,496
                                                                         ------------

ENERGY--6.8%
ENERGY EQUIPMENT & SERVICES--3.1%
Key Energy Services, Inc. * ...........................         24,800        234,112
Oceaneering International, Inc. * .....................         21,200        726,100
Unit Corp. * ..........................................         24,400        767,380
W-H Energy Services, Inc. * ...........................         29,900        586,040
                                                                         ------------
                                                                            2,313,632
                                                                         ------------
OIL & GAS--3.7%
Core Laboratories N.V. * ..............................         34,200        786,600
Patina Oil & Gas Corp. ................................         16,700        498,829
Pennsylvania Virginia Corp. ...........................         15,400   $    556,094
Spinnaker Exploration Co. * ...........................         22,500        886,050
                                                                         ------------
                                                                            2,727,573
                                                                         ------------
   TOTAL ENERGY .......................................                     5,041,205
                                                                         ------------

FINANCIALS--7.0%
COMMERCIAL BANKS--6.1%
CVB Financial Corp. ...................................         18,061        393,369
East-West Bancorp, Inc. ...............................         39,200      1,203,440
PrivateBancorp, Inc. ..................................         28,400        779,864
Southwest Bancorporation of
   Texas, Inc. ........................................         16,000        705,920
Texas Regional Bancshares, Inc.
   (Class A) ..........................................         14,400        661,104
UCBH Holdings, Inc. ...................................         19,100        754,832
                                                                         ------------
                                                                            4,498,529
                                                                         ------------
INSURANCE--0.9%
ProAssurance Corp. * ..................................         19,400        661,734
                                                                         ------------
   TOTAL FINANCIALS ...................................                     5,160,263
                                                                         ------------

HEALTH CARE--20.1%
BIOTECHNOLOGY--2.7%
Cephalon, Inc. * ......................................         13,500        729,000
Eyetech Pharmaceuticals, Inc. * .......................          2,400        103,008
IDEXX Laboratories, Inc. * ............................         12,200        767,868
Techne Corp. * ........................................          9,100        395,395
                                                                         ------------
                                                                            1,995,271
                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES--11.0%
Advanced Neuromodulation
   Systems, Inc. * ....................................         22,450        736,360
Arthrocare Corp. * ....................................         36,700      1,067,236
ICU Medical, Inc. * ...................................         13,400        449,302
Immucor, Inc. * .......................................         35,000      1,139,250
Integra LifeSciences Holdings
   Corp. * ............................................         11,800        416,186
Intuitive Surgical, Inc. * ............................         20,600        391,400
Mentor Corp. ..........................................         23,800        816,102
Merit Medical Systems, Inc. * .........................         39,046        622,003
Possis Medical, Inc. * ................................         31,000      1,058,650
Respironics, Inc. * ...................................         10,700        628,625
Wilson Greatbatch
   Technologies, Inc. * ...............................         10,000        279,500
Wright Medical Group, Inc. * ..........................         14,100        501,960
                                                                         ------------
                                                                            8,106,574
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES--3.8%
Cerner Corp. * ........................................         14,400        641,952
Odyssey HealthCare, Inc. * ............................         27,850        524,137
Pediatrix Medical Group, Inc. * .......................          6,100        426,085
Select Medical Corp. ..................................         18,300        245,586
VCA Antech, Inc. * ....................................         21,200        950,184
                                                                         ------------
                                                                            2,787,944
                                                                         ------------
PHARMACEUTICALS--2.6%
Medicines Co. * .......................................         21,700        662,067
Medicis Pharmaceutical Corp.
   (Class A) ..........................................         17,100        683,145
MGI Pharma, Inc. * ....................................         21,600        583,416
                                                                         ------------
                                                                            1,928,628
                                                                         ------------
   TOTAL HEALTH CARE ..................................                    14,818,417
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONTINUED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
INDUSTRIALS--16.6%
AEROSPACE & DEFENSE--2.2%
Engineered Support
   Systems, Inc. ......................................         14,800   $    865,948
Mercury Computer
   Systems, Inc. * ....................................         29,600        734,080
                                                                         ------------
                                                                            1,600,028
                                                                         ------------
AIR FREIGHT & LOGISTICS--1.8%
Forward Air Corp. * ...................................         21,300        796,620
Pacer International, Inc. * ...........................         29,000        536,500
                                                                         ------------
                                                                            1,333,120
                                                                         ------------
AIRLINES--0.5%
Airtran Holdings, Inc. * ..............................         24,600        347,844
                                                                         ------------

BUILDING PRODUCTS--0.5%
NCI Building Systems, Inc. * ..........................         11,300        367,815
                                                                         ------------

COMMERCIAL SERVICES & SUPPLIES--4.8%
Administaff, Inc. * ...................................         41,400        687,240
Arbitron, Inc. * ......................................         15,600        569,712
Heidrick & Struggles
   International, Inc. * ..............................         25,000        742,000
Learning Tree International, Inc. * ...................         29,600        429,496
Stericycle, Inc. * ....................................         12,300        636,402
Waste Connections, Inc. * .............................         16,050        476,043
                                                                         ------------
                                                                            3,540,893
                                                                         ------------
CONSTRUCTION & ENGINEERING--0.6%
Integrated Electrical
   Services, Inc. .....................................         54,900        441,945
                                                                         ------------

ELECTRICAL EQUIPMENT--0.3%
II-VI, Inc.* ..........................................          6,800        208,488
                                                                         ------------

MACHINERY--4.9%
Cascade Corp. .........................................          7,179        224,344
Dionex Corp. * ........................................         14,300        788,931
Gardner Denver, Inc.* .................................          6,600        184,140
Graco, Inc. ...........................................         28,950        898,897
Lindsay Manufacturing Co. .............................         17,700        425,154
Wabash National Corp. * ...............................         38,700      1,066,185
                                                                         ------------
                                                                            3,587,651
                                                                         ------------
ROAD & RAIL--1.0%
Heartland Express, Inc. ...............................         28,300        774,288
                                                                         ------------
   TOTAL INDUSTRIALS ..................................                    12,202,072
                                                                         ------------

INFORMATION TECHNOLOGY--28.0%
COMMUNICATIONS EQUIPMENT--2.8%
Audiovox Corp. (Class A) * ............................         34,000        573,920
Avocent Corp. * .......................................         18,600        683,364
ViaSat, Inc. * ........................................         31,400        783,430
                                                                         ------------
                                                                            2,040,714
                                                                         ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.4%
National Instruments Corp. ............................         16,350        501,127
Rofin-Sinar Technologies, Inc. * ......................         30,300        769,317
Varian, Inc. * ........................................         13,400        564,810
X-Rite, Inc. ..........................................         47,100        684,834
                                                                         ------------
                                                                            2,520,088
                                                                         ------------

INTERNET SOFTWARE & SERVICES--0.4%
Digital Insight Corp. * ...............................         14,900   $    308,877
                                                                         ------------

IT SERVICES--1.9%
Global Payments, Inc. .................................         16,900        760,838
SYKES Enterprises, Inc. * .............................         82,300        622,188
                                                                         ------------
                                                                            1,383,026
                                                                         ------------
OFFICE ELECTRONICS--1.3%
Zebra Technologies Corp.
   (Class A) * ........................................         11,200        974,400
                                                                         ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--7.7%
Advanced Energy
   Industries, Inc. * .................................         35,300        554,916
Cymer, Inc. * .........................................         12,300        460,512
DSP Group, Inc. * .....................................         15,300        416,772
ESS Technology, Inc. * ................................         38,100        408,051
FEI Co. ...............................................         17,100        408,861
Genesis Microchip, Inc. * .............................         19,200        264,384
MKS Instruments, Inc. * ...............................         22,600        515,732
Pixelworks, Inc. * ....................................         28,500        436,620
Rudolph Technologies, Inc. * ..........................         14,000        254,660
Semtech Corp. * .......................................         22,500        529,650
Silicon Image, Inc.* ..................................         34,900        458,237
Silicon Laboratories, Inc. * ..........................         10,700        495,945
Varian Semiconductor
   Equipment Associates, Inc. * .......................         11,800        455,008
                                                                         ------------
                                                                            5,659,348
                                                                         ------------
SOFTWARE--10.5%
Ansys, Inc. * .........................................         28,900      1,358,300
Kronos, Inc. * ........................................          9,000        370,800
Macrovision Corp. * ...................................         30,000        750,900
Manhattan Associates, Inc. * ..........................         18,800        580,544
MAPICS, Inc. * ........................................         56,900        600,864
MRO Software, Inc. * ..................................         44,700        608,367
Progress Software Corp. * .............................         27,300        591,591
RSA Security, Inc. * ..................................         54,800      1,121,756
Serena Software, Inc. * ...............................         25,700        490,613
THQ, Inc. * ...........................................         17,700        405,330
Transaction Systems Architechs,
   Inc. (Class A) * ...................................         40,200        865,506
                                                                         ------------
                                                                            7,744,571
                                                                         ------------
   TOTAL INFORMATION TECHNOLOGY .......................                    20,631,024
                                                                         ------------

MATERIALS--2.1%
CHEMICALS--1.0%
Scotts Co. (The) (Class A) * ..........................         11,500        734,620
                                                                         ------------
METALS & MINING--1.1%
Steel Dynamics, Inc. * ................................         27,200        778,736
                                                                         ------------
   TOTAL MATERIALS ....................................                     1,513,356
                                                                         ------------

UTILITIES--0.3%
WATER UTILITIES--0.3%
American States Water Co. .............................          8,000        185,920
                                                                         ------------
TOTAL COMMON STOCKS
(Cost--$58,792,429) ...................................                    72,729,633
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/JP MORGAN SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT         VALUE
                                                          ------------   ------------
SHORT-TERM SECURITIES--1.4%
DISCOUNT NOTE--1.4%
Federal Farm Credit Bank,
   1.25% due 07/01/04
   (Cost--$1,025,964) ** ..............................     $1,026,000    $ 1,025,964
                                                                         ------------
TOTAL INVESTMENTS--100.2%
(Cost--$59,818,393) ...................................                    73,755,597
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.2)% .....................................                      (178,693)
                                                                         ------------
NET ASSETS--100.0% ....................................                   $73,576,904
                                                                         ============

----------
*  NON-INCOME PRODUCING SECURITY.
** ZERO COUPON SECURITY - RATE DISCLOSED IS YIELD AS OF JUNE 30, 2004

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Markets were mixed during the first half of 2004 as investors tried to ascertain the strength and durability of an economic rebound amid global political and security concerns. Leadership within the market shifted from the low quality, primarily technology-oriented stocks that posted the best returns in 2003 towards higher quality names. Small capitalization stocks continued to perform best, however, with the Russell 2000 Growth Index up over 5% as compared to the Russell 1000 Growth Index's 2.7% gain.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   The Roszel/Delaware Trend Portfolio was also up during the period, with returns that exceeded those of its benchmark, the Russell 2500 Growth Index. Relative performance was helped by an underweight in the Technology sector, which was the worst performing sector, as well as solid individual stock selection. Those sectors not traditionally associated with growth stocks, Basic Industry/Capital Goods, Energy and Utilities, were among the best performing sectors and our relative performance was hurt by our underweighting in these sectors.

   On an individual stock basis, Ask Jeeves was the Portfolio's best overall performer as it rose primarily as a result of announcing a strategically important acquisition and increased attention to search engines as a result of the proposed Google initial public offering. Petsmart was also up significantly as it reported strong earnings and sales growth during the period.

   Krispy Kreme Doughnuts was the Portfolio's worst performing stock during the period as it reported disappointing sales growth attributed in part to the low carbohydrate diet craze. We exited from the stock because of concerns over future growth prospects for the company. Technology stocks were among the worst performers as concerns arose that the anticipated strong recovery in technology spending may not be as robust as expected. ON Semiconductor, Emulex and Cymer were all down significantly during the period as a result of these concerns. We exited from Emulex during the period.

   Looking forward, we are concerned that inflationary pressures may put a damper on the ensuing economic rebound. In this environment it is doubtful that the almost universal exceptional returns of last year will be repeated. Opportunities remain, however, for individual companies to post strong earnings and sales growth and we will continue to seek out and hold those companies that we feel will be able to successfully deliver on their growth plans. It is our feeling that gains will not be concentrated in any one sector, but rather spread over the leaders in various sectors of the market. We remain committed to finding and holding those companies with solid competitive advantages that should be able to thrive in the current environment.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, DELAWARE MANAGEMENT COMPANY.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SINCE
                                              SIX MONTHS++  ONE YEAR     INCEPTION+
                                              ------------  --------     ----------
Roszel/Delaware Trend Portfolio .............     6.06%      23.27%        26.43%
Russell 2500 Growth Index ...................     5.65%      30.12%        39.03%
S&P 500 Index ...............................     3.44%      19.11%        22.72%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  MAY 1, 2003.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Coach, Inc. ...............................       3.4%
Petsmart, Inc. ............................       2.8
Fisher Scientific International,
  Inc. ....................................       2.6
Nektar Therapeutics, Inc. .................       2.3
Gentex Corp. ..............................       2.1
Getty Images, Inc. ........................       2.1
PartnerRe Ltd. ............................       2.0
Mettler Toledo International, Inc. ........       1.8
Protein Design Labs, Inc. .................       1.7
Hunt (J.B.) Transport
  Services, Inc. ..........................       1.7
-------------------------------------------  -------------
  Total                                          22.5%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Health Care                        25.3%
Consumer Discretionary             24.2%
Information Technology             19.1%
Financials                         13.2%
Industrials                        10.5%
Consumer Staples                    0.5%
Other                               7.2%#

----------
** EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#  OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
   ASSETS.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMON STOCKS--92.8%
CONSUMER DISCRETIONARY--24.2%
AUTO COMPONENTS--2.1%
Gentex Corp. ..........................................         41,500   $  1,646,720
                                                                         ------------

HOTELS, RESTAURANTS & LEISURE--6.4%
Cheesecake Factory, Inc. (The) * ......................         33,800      1,344,902
Four Seasons Hotels, Inc. .............................         20,500      1,234,305
Kerzner International Ltd. * ..........................          6,400        304,384
Sonic Corp. * .........................................         50,450      1,147,737
Wynn Resorts Ltd. * ...................................         25,100        969,613
                                                                         ------------
                                                                            5,000,941
                                                                         ------------
HOUSEHOLD DURABLES--2.4%
KB Home ...............................................         10,600        727,478
Toll Brothers, Inc. * .................................         22,800        964,896
WCI Communities, Inc. * ...............................          7,100        158,401
                                                                         ------------
                                                                            1,850,775
                                                                         ------------
MEDIA--4.4%
Getty Images, Inc. * ..................................         27,200      1,632,000
Gray Television, Inc. .................................         30,700        426,423
Lin TV Corp. (Class A) * ..............................         35,200        746,240
Mediacom Communications
   Corp., (Class A) * .................................         77,700        607,614
                                                                         ------------
                                                                            3,412,277
                                                                         ------------
MULTILINE RETAIL--0.7%
Conn's, Inc. * ........................................         10,800        170,208
Dollar Tree Stores, Inc. * ............................         14,700        403,221
                                                                         ------------
                                                                              573,429
                                                                         ------------
SPECIALTY RETAIL--4.2%
Cost Plus, Inc. * .....................................         35,500      1,151,975
Petsmart, Inc. ........................................         66,100      2,144,945
                                                                         ------------
                                                                            3,296,920
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS--4.0%
Carter's, Inc. * ......................................         16,100        468,671
Coach, Inc. * .........................................         59,200      2,675,248
                                                                         ------------
                                                                            3,143,919
                                                                         ------------
   TOTAL CONSUMER DISCRETIONARY .......................                    18,924,981
                                                                         ------------

CONSUMER STAPLES--0.5%
FOOD PRODUCTS--0.5%
Peet's Coffee & Tea, Inc. * ...........................         17,000        424,830
                                                                         ------------

FINANCIALS--13.2%
COMMERCIAL BANKS--3.5%
City National Corp. ...................................         17,700      1,162,890
Cullen/Frost Bankers, Inc. ............................         27,800      1,244,050
Westcorp ..............................................          7,500        340,875
                                                                         ------------
                                                                            2,747,815
                                                                         ------------
CONSUMER FINANCE--1.2%
Cash America International, Inc. ......................         39,500        908,500
                                                                         ------------

DIVERSIFIED FINANCIAL SERVICES--0.4%
eSpeed, Inc., Class A * ...............................         18,500        326,525
                                                                         ------------

INSURANCE--3.8%
Delphi Financial Group, Inc.
   (Class A) ..........................................          9,650        429,425
HCC Insurance Holdings, Inc. ..........................         13,400        447,694
IPC Holdings Ltd. .....................................         14,600   $    539,178
PartnerRe Ltd. ........................................         27,800      1,577,094
                                                                         ------------
                                                                            2,993,391
                                                                         ------------
THRIFTS & MORTGAGE FINANCE--4.3%
Downey Financial Corp. ................................         17,300        921,225
First Niagara Financial
   Group, Inc. ........................................         27,000        324,000
IndyMac Bancorp, Inc. .................................         21,500        679,400
Sovereign Bancorp, Inc. ...............................         27,500        607,750
Webster Financial Corp. ...............................         17,300        813,446
                                                                         ------------
                                                                            3,345,821
                                                                         ------------
   TOTAL FINANCIALS ...................................                    10,322,052
                                                                         ------------

HEALTH CARE--25.3%
BIOTECHNOLOGY--10.2%
Abgenix, Inc. * .......................................         67,100        786,412
Amylin Pharmaceuticals, Inc. * ........................         43,200        984,960
Dendreon Corp. * ......................................         51,200        627,200
Digene Corp. * ........................................         31,400      1,147,042
Exelixis, Inc. * ......................................         52,600        530,734
Martek Biosciences Corp. * ............................         14,500        814,465
Protein Design Labs, Inc. * ...........................         70,700      1,352,491
Telik, Inc. * .........................................         35,900        856,933
United Therapeutics Corp. * ...........................         33,300        854,145
                                                                         ------------
                                                                            7,954,382
                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.5%
Align Technology, Inc. * ..............................         37,500        712,500
Conceptus, Inc. (Restricted) * ........................         35,900        403,875
CTI Molecular Imaging, Inc. * .........................         60,400        856,472
Fisher Scientific
   International, Inc. * ..............................         35,500      2,050,125
Nektar Therapeutics, Inc. * ...........................         88,400      1,764,464
Wilson Greatbatch
   Technologies, Inc. * ...............................         29,900        835,705
                                                                         ------------
                                                                            6,623,141
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Advisory Board Co. (The) * ............................         27,400        975,440
Andrx Corp. * .........................................         14,900        416,157
Coventry Health Care, Inc. * ..........................         15,700        767,730
                                                                         ------------
                                                                            2,159,327
                                                                         ------------
PHARMACEUTICALS--3.8%
Atherogenics, Inc. * ..................................         17,500        333,025
Inspire Pharmaceuticals, Inc. * .......................         24,200        404,624
Medicis Pharmaceutical Corp.
   (Class A) ..........................................         26,800      1,070,660
MGI Pharma, Inc. * ....................................         35,000        945,350
Nitromed, Inc. * ......................................         40,000        240,400
                                                                         ------------
                                                                            2,994,059
                                                                         ------------
   TOTAL HEALTH CARE ..................................                    19,730,909
                                                                         ------------

INDUSTRIALS--10.5%
AIR FREIGHT & LOGISTICS--2.9%
Hunt (J.B.) Transport
   Services, Inc. .....................................         35,000      1,350,300
UTI Worldwide, Inc. ...................................         16,900        890,461
                                                                         ------------
                                                                            2,240,761
                                                                         ------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/DELAWARE TREND PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                             SHARES         VALUE
                                                          ------------   ------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
Bright Horizons Family
   Solutions, Inc. * ..................................         18,000   $    964,980
Monster Worldwide, Inc. * .............................         42,100      1,082,812
Resources Connection, Inc. * ..........................         26,000      1,016,860
Standard Parking Corp. * ..............................          7,800         99,450
West Corp. * ..........................................         29,100        760,965
                                                                         ------------
                                                                            3,925,067
                                                                         ------------
ROAD & RAIL--1.0%
Sirva, Inc. * .........................................         32,600        749,800
                                                                         ------------

TRADING COMPANIES & DISTRIBUTORS--1.6%
MSC Industrial Direct Co., Inc.
   (Class A) ..........................................         38,500      1,264,340
                                                                         ------------
   TOTAL INDUSTRIALS ..................................                     8,179,968
                                                                         ------------

INFORMATION TECHNOLOGY--19.1%
COMMUNICATIONS EQUIPMENT--0.7%
Tekelec * .............................................         31,000        563,270
                                                                         ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
Mettler Toledo
   International, Inc. * ..............................         27,600      1,356,264
                                                                         ------------

INTERNET SOFTWARE & SERVICES--4.3%
Akamai Technologies , Inc. * ..........................         51,400        922,630
Ask Jeeves, Inc. * ....................................         29,200      1,139,676
Digital Insight Corp. * ...............................         29,800        617,754
Opsware, Inc. * .......................................         81,600        646,272
                                                                         ------------
                                                                            3,326,332
                                                                         ------------
IT SERVICES--1.0%
Checkfree Corp. * .....................................         27,200        816,000
                                                                         ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--9.8%
AMIS Holdings, Inc. * .................................         37,900        641,268
Conexant Systems, Inc. * ..............................        154,100        667,253
Cymer, Inc. * .........................................         26,800      1,003,392
Integrated Circuit
   Systems, Inc. * ....................................         36,700        996,772
Micrel, Inc. * ........................................         63,400        770,310
ON Semiconductor Corp. * ..............................        100,900        506,518
Power Integrations, Inc. * ............................         31,200        776,880
Silicon Laboratories, Inc. * ..........................         14,900        690,615
Skyworks Solutions, Inc. * ............................        101,600        886,968
Varian Semiconductor
   Equipment Associates, Inc. * .......................         17,700        682,512
                                                                         ------------
                                                                            7,622,488
                                                                         ------------
SOFTWARE--1.6%
Henry (Jack) & Associates, Inc. .......................         61,700      1,240,170
                                                                         ------------
   TOTAL INFORMATION TECHNOLOGY .......................                    14,924,524
                                                                         ------------
TOTAL COMMON STOCKS
(Cost--$64,125,976) ...................................                    72,507,264
                                                                         ------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                           -----------    -----------
SHORT-TERM SECURITIES--7.6%
REPURCHASE AGREEMENT **--7.6%
Nomura Securities International,
   Inc., 1.20%, dated 06/30/04,
   due 07/01/04, total to be
   received $5,943,951
   (Cost--$5,943,753) .................................     $5,943,753    $ 5,943,753
                                                                          -----------
TOTAL INVESTMENTS--100.4%
(Cost--$70,069,729) ...................................                    78,451,017
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(0.4)% .....................................                      (327,560)
                                                                          -----------
NET ASSETS--100.0% ....................................                   $78,123,457
                                                                          ===========

----------
*  NON-INCOME PRODUCING SECURITY.
** THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR
   AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY - JUNE 30, 2004
--------------------------------------------------------------------------------

MARKET CONDITIONS

   Generally favorable worldwide economic conditions raised concern for many bond market investors in the first half of 2004. Inflation rose, as was evidenced by rising CPI levels. Gross Domestic Product (GDP) rose through the first quarter, the latest period for which data are available. The yield curve has shifted upward and flattened somewhat, as the spreads on shorter maturity notes have increased significantly. In addition, investors are keeping money on the sidelines as the money supply has continued to increase since the beginning of the year.

   The yield on the bellwether 10-year Treasury note was somewhat volatile during the six-month period ended June 30, 2004. After declining for much of the first quarter, bond yields rose steadily through the second quarter. The back-up in rates was driven largely by anticipation of the Federal Reserve Board's (the
Fed) increase in target interest rates, which occurred at the June 30 meeting.

FACTORS AFFECTING THE PORTFOLIO'S PERFORMANCE

   Performance for the Roszel/Lord Abbett Bond Debenture Portfolio was broad-based, encompassing all the major sectors, and reflecting the Portfolio's strategic shift toward economically sensitive, rather than interest-rate sensitive credits.

   High-yield securities in the middle of the credit curve were among the top performers for the six-month period ended June 30, 2004. By contrast, issues on the higher end of the high-yield credit were impeded somewhat by the rise in interest rates. Those on the lower end of the curve showed some volatility in response to the fluctuations in the credit conditions for their issuers. Mortgage-backed securities, however, did not provide as strong a return as high-grade corporate holdings in the period. Holdings in convertible securities within the health services and electronics sectors were among the top performers for the semi-annual period.

   Within the bond market in the trailing six months, corporate issues provided generally good value. In particular, the lowest-rated securities exhibited some upward movement as spreads tightened. The Portfolio limits its exposure to the lowest rated credits as a method for managing exposure to default risk.

   In general, fundamentals have grown quite favorable for many corporate issuers during at least the last six months. Corporate issuers have paid down their debts, which has had a positive overall effect on the market in general. This market influence has been a positive factor on the Portfolio. Moreover, we believe many bond market watchers have over-compensated for the Fed's expected increases in interest rate targets.

   Currently, we are particularly cognizant of three aspects that we believe may help mitigate the negative effects of rising interest rates. First, significant assets, in our opinion, are currently held in money market and savings deposit accounts, earning negative real return. As such, we believe investors may soon turn to other asset classes to increase their rate of return. Second, as a larger percentage of Americans begins to enter retirement, we believe many will seek the reliable returns that bonds have historically offered. Finally, companies are generally more focused on reducing their debt outstanding, compared with other historic periods. We believe that improving corporate fundamentals would also have a positive effect on the bond market.

   THE PRECEDING COMMENTARY WAS PREPARED BY THE PORTFOLIO'S INVESTMENT MANAGER, LORD, ABBETT & CO. LLC.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION*
AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    SINCE
                                                      SIX MONTHS++  ONE YEAR     INCEPTION+
                                                      ------------  --------     ----------
Roszel/Lord Abbett Bond Debenture Portfolio ........     (0.54)%      6.07%        10.95%
Merrill Lynch U.S. High Yield Master II Index ......      1.36%      10.19%        16.04%
Merrill Lynch U.S. Domestic Master Bond Index ......      0.13%       0.30%         5.38%

----------
*  SEE NOTES TO PERFORMANCE INFORMATION.
+  JULY 1, 2002.
++ NOT ANNUALIZED.

PORTFOLIO SUMMARY
AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PERCENTAGE
TOP TEN HOLDINGS**                           OF NET ASSETS
-------------------------------------------  -------------
Federal National Mortgage Assn.
  6.00% due 05/01/33 ......................       3.5%
Allbritton Communications Co.
  7.75% due 12/15/12 ......................       1.8
Fairmont Hotels & Resorts, Inc.
  3.75% due 12/01/23 ......................       1.6
Fisher Scientific International, Inc.
  2.50% due 10/01/23 ......................       1.5
Iron Mountain, Inc.
  7.75% due 01/15/15 ......................       1.4
Federal National Mortgage Assn.
  5.50% due 07/01/33 ......................       1.4
Insight Communications Co., Inc.
  0.00% due 02/15/11 (a) ..................       1.3
Liberty Media Corp.
  3.25% due 03/15/31 ......................       1.3
Owens-Brockway Glass Containers
  8.88% due 02/15/09 ......................       1.2
Rayovac Corp.
  8.50% due 10/01/13 ......................       1.1
-------------------------------------------  -------------
  Total                                          16.1%

                                      PERCENTAGE OF
                                       FIXED INCOME
S&P RATINGS**                          INVESTMENTS
------------------------------        -------------
AAA-A ........................              2.7%
BBB-B ........................             76.5
CCC-C ........................              8.7
Not Rated Securities .........              6.1
U.S. Government & Agencies
  Obligations ................              6.0
------------------------------        -------------
  Total                                   100.0%

[CHART]

HOLDINGS BY SECTOR
(AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

Consumer Discretionary            21.4%
Consumer Staples                  10.5%
Materials                         10.2%
Industrials                        9.9%
Utilities                          8.6%
Health Care                        7.9%
Information Technology             7.0%
Energy                             7.0%
Information Technology             6.9%
U.S. Government Securities         5.5%
Financials                         2.6%
Other                              2.5%#

----------
**  EXCLUDING SHORT-TERM INVESTMENTS AND/OR CASH EQUIVALENTS.
#   OTHER INCLUDES SHORT-TERM SECURITIES AND OTHER LIABILITIES IN EXCESS OF
    ASSETS.
(a) STEP BOND - COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JUNE 30, 2004.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)        (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                           S&P      PRINCIPAL
                                          RATING      AMOUNT         VALUE
                                          ------  -------------  -------------
FIXED INCOME INVESTMENTS--91.6%
CONSUMER DISCRETIONARY--20.4%
AUTO COMPONENTS--0.3%
J.B. Poindexter & Co., Inc.
  8.75% due 03/15/14 (c) ...............  B-      $      45,000  $      45,675
                                                                 -------------
AUTOMOBILES--0.4%
General Motors Corp.
  7.13% due 07/15/13 ...................  BBB            50,000         51,352
                                                                 -------------

HOTELS, RESTAURANTS & LEISURE--5.5%
Fairmont Hotels & Resorts, Inc.
  3.75% due 12/01/23 (b) ...............  NR+           215,000        217,687
Friendly Ice Cream Corp.
  8.38% due 06/15/12 (c) ...............  B-             85,000         82,450
Gaylord Entertainment Co.
  8.00% due 11/15/13 ...................  B-            150,000        152,062
International Game Technology
  0.57% due
  01/29/33 (b)(d) ......................  BBB            50,000         42,438
Isle of Capri Casinos, Inc.
  7.00% due 03/01/14 (c) ...............  B              75,000         69,563
Mandalay Resort Group
  9.38% due 02/15/10 ...................  BB-            10,000         10,900
Penn National Gaming, Inc.
  6.88% due 12/01/11 (c) ...............  B              80,000         78,500
Station Casinos, Inc.
  6.50% due 02/01/14 ...................  B+             75,000         72,188
Venetian Casino Resort LLC
  11.00% due 06/15/10 ..................  B              25,000         28,875
                                                                 -------------
                                                                       754,663
                                                                 -------------
HOUSEHOLD DURABLES--0.4%
Fedders North America, Inc.
  9.88% due 03/01/14 (c) ...............  CCC+           50,000         45,750
William Lyon Homes, Inc.
  10.75% due 04/01/13 ..................  B              15,000         16,575
                                                                 -------------
                                                                        62,325
                                                                 -------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Hard Rock Hotel, Inc.
  8.88% due 06/01/13 ...................  B             100,000        101,000
K2, Inc.
  7.38% due 07/01/14 (c) ...............  BB             10,000         10,175
                                                                 -------------
                                                                       111,175
                                                                 -------------
MEDIA--11.9%
Allbritton Communications Co.
  7.75% due 12/15/12 ...................  B-            250,000        246,250
American Media Operation, Inc.
  10.25% due 05/01/09 ..................  B-             15,000         15,562
Block Communications, Inc.
  9.25% due 04/15/09 ...................  B-             70,000         73,500
Carmike Cinemas, Inc.
  7.50% due 02/15/14 (c) ...............  CCC+           30,000         28,650
Charter Communications
  Holdings II LLC
  10.25% due 09/15/10 ..................  CCC-           75,000         75,567
Cinemark USA, Inc.
  9.00% due 02/01/13 ...................  B-             35,000         38,194
Clear Channel
  Communications, Inc.
  4.63% due 01/15/08 ...................  BBB-           75,000         75,791
  7.65% due 09/15/10 ...................  BBB-            5,000          5,633
Dex Media West LLC/Dex
  Media Finance Co.
  9.88% due 08/15/13 ...................  B       $      20,000  $      21,950
Dex Media, Inc.
  8.00% due 11/15/13 (c) ...............  B             150,000        144,000
Echostar DBS Corp.
  6.38% due 10/01/11 ...................  BB-            50,000         49,250
Emmis Operating Co.
  6.88% due 05/15/12 (c) ...............  B-             75,000         73,500
Houghton Mifflin Co.
  8.25% due 02/01/11 ...................  B             150,000        150,000
Insight Communications
  Co., Inc.
  0.00% due 02/15/11 (a) ...............  B-            200,000        180,000
Lamar Advertising Co.
  2.88% due 12/31/10 (b) ...............  B              75,000         80,531
Liberty Media Corp.
  3.25% due 03/15/31 (b) ...............  BBB-          200,000        179,000
Mediacom LLC/Mediacom
  Capital Corp.
  9.50% due 01/15/13 ...................  B+             25,000         24,125
Paxson Communications Corp.
  10.75% due 07/15/08 ..................  CCC+           75,000         76,125
Sinclair Broadcast Group, Inc.
  4.88% due
  07/15/18 (a)(b) ......................  B              10,000          9,250
  8.00% due 03/15/12 ...................  B              40,000         40,900
Warner Music Group
  7.38% due 04/15/14 (c) ...............  B-             50,000         48,250
                                                                 -------------
                                                                     1,636,028
                                                                 -------------
MULTILINE RETAIL--0.5%
J.C. Penney Co., Inc.
  6.88% due 10/15/15 ...................  BB+            45,000         46,182
  7.95% due 04/01/17 ...................  BB+            25,000         27,781
                                                                 -------------
                                                                        73,963
                                                                 -------------
SPECIALTY RETAIL--0.1%
J Crew Intermediate LLC
  0.00% due 05/15/08 (a) ...............  CCC            10,000          8,650
                                                                 -------------

TEXTILES, APPAREL & LUXURY GOODS--0.5%
INVISTA
  9.25% due 05/01/12 (c) ...............  B+             65,000         65,325
                                                                 -------------
  TOTAL CONSUMER DISCRETIONARY                                       2,809,156
                                                                 -------------

CONSUMER STAPLES--8.8%
BEVERAGES--0.8%
Le-Natures, Inc.
  10.00% due
  06/15/13 (c) .........................  B-            100,000        103,500
                                                                 -------------

FOOD & STAPLES RETAILING--1.3%
Costco Wholesale Corp.
  0.46% due 08/19/17 (b)(d) ............  A-             50,000         47,063
Rite Aid Corp.
  8.13% due 05/01/10 ...................  B+             70,000         73,675
Stater Brothers Holdings
  8.13% due 06/15/12 (c) ...............  BB-            55,000         55,206
                                                                 -------------
                                                                       175,944
                                                                 -------------
FOOD PRODUCTS--4.7%
B&G Foods, Inc.
  9.63% due 08/01/07 ...................  CCC+          100,000        101,750

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONTINUED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                           S&P      PRINCIPAL
                                          RATING      AMOUNT         VALUE
                                          ------  -------------  -------------
FIXED INCOME INVESTMENTS--(CONTINUED)
Bunge, Ltd. Finance Corp.
  3.75% due 11/15/22 (b) ...............  BBB     $     100,000  $     131,375
Del Monte Corp.
  8.63% due 12/15/12 ...................  B              25,000         26,937
Dole Food Co.
  8.88% due 03/15/11 ...................  B+            120,000        126,900
Nestle Holdings, Inc.
  3.00% due 05/09/05 (b) ...............  AAA            60,000         70,878
Pinnacle Foods Holding Corp.
  8.25% due 12/01/13 (c) ...............  B              90,000         86,850
Tembec Industries, Inc.
  7.75% due 03/15/12 ...................  BB-           100,000         96,500
                                                                 -------------
                                                                       641,190
                                                                 -------------
HOUSEHOLD PRODUCTS--1.3%
JohnsonDiversey, Inc.
  9.63% due 05/15/12 ...................  B              20,000         21,800
Rayovac Corp.
  8.50% due 10/01/13 ...................  B-            150,000        157,500
                                                                 -------------
                                                                       179,300
                                                                 -------------
PERSONAL PRODUCTS--0.7%
Elizabeth Arden, Inc.
  7.75% due 01/15/14 ...................  B-            100,000        101,750
                                                                 -------------
  TOTAL CONSUMER STAPLES                                             1,201,684
                                                                 -------------

ENERGY--5.5%
ENERGY EQUIPMENT & SERVICES--2.3%
Hanover Compressor Co.
  8.63% due 12/15/10 ...................  B              75,000         77,625
  9.00% due 06/01/14 ...................  B              25,000         25,938
Key Energy Services, Inc.
  6.38% due 05/01/13 ...................  B              75,000         70,875
Offshore Logistics, Inc.
  6.13% due 06/15/13 ...................  BB+           100,000         95,000
Schlumberger, Ltd.
  1.50% due 06/01/23 (b) ...............  A+             50,000         52,937
                                                                 -------------
                                                                       322,375
                                                                 -------------
OIL & GAS--3.2%
Chesapeake Energy Corp.
  7.50% due 09/15/13 ...................  BB-            50,000         52,000
Exco Resources, Inc.
  7.25% due 01/15/11 ...................  B              55,000         55,825
Ferrellgas Partners LP
  6.75% due 05/01/14 (c) ...............  BB-            25,000         24,125
  8.75% due 06/15/12 ...................  B              75,000         80,063
Houston Exploration Co.
  7.00% due 06/15/13 ...................  B+            150,000        150,750
KCS Energy, Inc.
  7.13% due 04/01/12 (c) ...............  B-             50,000         49,750
Magnum Hunter
  Resources, Inc.
  9.60% due 03/15/12 ...................  B+             10,000         11,000
Range Resources Corp.
  7.38% due 07/15/13 ...................  B              15,000         14,925
                                                                 -------------
                                                                       438,438
                                                                 -------------
  TOTAL ENERGY .........................                               760,813
                                                                 -------------

FINANCIALS--2.6%
DIVERSIFIED FINANCIAL SERVICES--2.4%
Couche-Tard US LP/
  Couche-Tard Finance Corp.
  7.50% due 12/15/13 ...................  B       $      65,000  $      65,000
Eircom Funding
  8.25% due 08/15/13 ...................  BB-            50,000         52,000
General Electric Capital Corp.
  3.50% due 05/01/08 ...................  AAA            75,000         73,792
Sensus Metering
  Systems, Inc.
  8.63% due 12/15/13 (c) ...............  B-            150,000        144,000
                                                                 -------------
                                                                       334,792
                                                                 -------------
REAL ESTATE--0.2%
Host Marriott LP (Series G)
  9.25% due 10/01/07 ...................  B+             25,000         27,562
                                                                 -------------
  TOTAL FINANCIALS .....................                               362,354
                                                                 -------------

HEALTH CARE--7.9%
BIOTECHNOLOGY--0.6%
Amylin Pharmaceuticals, Inc.
  2.50% due
  04/15/11 (b)(c) ......................  NR+            40,000         38,800
Invitrogen Corp.
  1.50% due
  02/15/24 (b)(c) ......................  NR+            50,000         46,938
                                                                 -------------
                                                                        85,738
                                                                 -------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
Advanced Medical Optics, Inc.
  2.50% due
  07/15/24 (b)(c) ......................  B              20,000         21,875
Fisher Scientific
  International, Inc.
  2.50% due 10/01/23 (b) ...............  BB-           150,000        210,187
Medex, Inc.
  8.88% due 05/15/13 ...................  B-             70,000         73,850
Medtronic, Inc.
  1.25% due 09/15/21 (b) ...............  AA-           100,000        101,500
                                                                 -------------
                                                                       407,412
                                                                 -------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Ameripath, Inc.
  10.50% due 04/01/13 ..................  B-             50,000         50,500
Beverly Enterprises, Inc.
  7.88% due 06/15/14 (c) ...............  B              25,000         24,594
National Nephrology
  Associates, Inc.
  9.00% due 11/01/11 (c) ...............  B              20,000         22,900
Pacificare Health Systems, Inc.
  10.75% due 06/01/09 ..................  BB+             6,000          6,840
Tenet Healthcare Corp.
  7.38% due 02/01/13 ...................  B-             50,000         45,250
Triad Hospitals, Inc.
  7.00% due 11/15/13 ...................  B              25,000         23,750
                                                                 -------------
                                                                       173,834
                                                                 -------------
PHARMACEUTICALS--3.1%
Alpharma, Inc.
  8.63% due 05/01/11 (c) ...............  B             135,000        139,725
Biovail Corp.
  7.88% due 04/01/10 ...................  BB-            75,000         74,062
Teva Pharmaceutical
  Finance BV
  0.38% due 11/15/22 (b) ...............  BBB            40,000         63,700
  0.50% due 02/01/24 (b) ...............  BBB            50,000         51,625

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONTINUED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                           S&P      PRINCIPAL
                                          RATING      AMOUNT         VALUE
                                          ------  -------------  -------------
FIXED INCOME INVESTMENTS--(CONTINUED)
Watson Pharmaceuticals, Inc.
  1.75% due 03/15/23 (b) ...............  BBB-    $     100,000  $      94,375
                                                                 -------------
                                                                       423,487
                                                                 -------------
  TOTAL HEALTH CARE ....................                             1,090,471
                                                                 -------------

INDUSTRIALS--9.1%
AEROSPACE & DEFENSE--2.6%
Alliant Techsystems, Inc.
  2.75% due 02/15/24 (b)(c) ............  B              50,000         51,750
Armor Holdings, Inc.
  8.25% due 08/15/13 ...................  B+             25,000         26,750
DRS Technologies, Inc.
  6.88% due 11/01/13 ...................  B             100,000         97,500
Esterline Technologies Corp.
  7.75% due 06/15/13 ...................  B+             75,000         77,250
Raytheon Co.
  4.85% due 01/15/11 ...................  BBB-          100,000         99,250
                                                                 -------------
                                                                       352,500
                                                                 -------------
AIRLINES--0.4%
Continental Airlines, Inc.
  6.90% due 01/02/17 ...................  BB+            23,731         18,313
Delta Air Lines, Inc.
  7.71% due 09/18/11 ...................  B+             50,000         32,288
                                                                 -------------
                                                                        50,601
                                                                 -------------
BUILDING PRODUCTS--0.8%
Jacuzzi Brands, Inc.
  9.63% due 07/01/10 ...................  B             100,000        107,000
                                                                 -------------

COMMERCIAL SERVICES & SUPPLIES--0.2%
Allied Waste North America
  6.13% due 02/15/14 (c) ...............  BB-            25,000         22,875
                                                                 -------------

CONSTRUCTION & ENGINEERING--0.3%
Shaw Group, Inc.
  10.75% due 03/15/10 ..................  BB-            50,000         49,000
                                                                 -------------

INDUSTRIAL CONGLOMERATES--1.3%
Blount, Inc.
  13.00% due 08/01/09 ..................  CCC           100,000        107,125
Tyco International Group SA
  2.75% due 01/15/18 (b) ...............  BBB            50,000         75,125
                                                                 -------------
                                                                       182,250
                                                                 -------------
MACHINERY--1.8%
Agco Corp.
  1.75% due
  12/31/33 (b)(c) ......................  BB-            70,000         77,088
Cummins, Inc.
  9.50% due 12/01/10 ...................  BB+            30,000         33,975
The Manitowoc Co., Inc.
  7.13% due 11/01/13 ...................  B+            100,000        100,000
Trinity Industries, Inc.
  6.50% due 03/15/14 (c) ...............  BB-            40,000         36,600
                                                                 -------------
                                                                       247,663
                                                                 -------------
MARINE--0.1%
Horizon Lines LLC
  9.00% due 11/01/12 (c) ...............  B-             10,000         10,000
                                                                 -------------

ROAD & RAIL--0.7%
Union Pacific Corp.
  3.63% due 06/01/10 ...................  BBB           100,000         94,041
                                                                 -------------

TRANSPORTATION INFRASTRUCTURE--0.9%
Great Lakes Dredge &
  Dock Corp.
  7.75% due 12/15/13 ...................  CCC+    $     150,000  $     126,750
                                                                 -------------
  TOTAL INDUSTRIALS ....................                             1,242,680
                                                                 -------------

INFORMATION TECHNOLOGY--7.0%
COMMUNICATIONS EQUIPMENT--0.1%
Corning, Inc.
  5.90% due 03/15/14 ...................  BB+            15,000         14,025
                                                                 -------------

COMPUTERS & PERIPHERALS--0.8%
EMC Corp.
  4.50% due 04/01/07 (b) ...............  BBB           100,000        109,625
                                                                 -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Communications & Power
  Industries, Inc.
  8.00% due 02/01/12 ...................  B-            100,000        100,000
PerkinElmer, Inc.
  8.88% due 01/15/13 ...................  BB-            40,000         43,700
                                                                 -------------
                                                                       143,700
                                                                 -------------
IT SERVICES--2.1%
DST Systems, Inc.
  (Class A)
  4.13% due 08/15/23 (b) ...............  NR+            75,000         93,750
Iron Mountain, Inc.
  7.75% due 01/15/15 ...................  B             200,000        198,500
                                                                 -------------
                                                                       292,250
                                                                 -------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT--1.9%
Amkor Technologies, Inc.
  7.13% due 03/15/11 (c) ...............  B              45,000         42,187
LSI Logic Corp.
  4.00% due 05/15/10 (b) ...............  B             100,000        100,000
RF Micro Devices, Inc.
  1.50% due 07/01/10 (b) ...............  B-             50,000         59,000
Teradyne, Inc.
  3.75% due 10/15/06 (b) ...............  B+             50,000         52,750
                                                                 -------------
                                                                       253,937
                                                                 -------------
SOFTWARE--1.1%
Manugistics Group, Inc.
  5.00% due 11/01/07 (b) ...............  NR+            50,000         45,875
Mentor Graphics Corp.
  6.88% due 06/15/07 (b) ...............  NR+           100,000        105,250
                                                                 -------------
                                                                       151,125
                                                                 -------------
  TOTAL INFORMATION TECHNOLOGY                                         964,662
                                                                 -------------

MATERIALS--10.1%
CHEMICALS--2.3%
Hercules, Inc.
  6.75% due 10/15/29 (c) ...............  B+            125,000        120,000
IMC Global, Inc.
  11.25% due 06/01/11 ..................  B+             50,000         57,625
International Flavors &
  Fragrances, Inc.
  6.45% due 05/15/06 ...................  BBB+           10,000         10,565
Nova Chemicals Corp.
  6.50% due 01/15/12 ...................  BB+            50,000         49,250

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONTINUED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                           S&P      PRINCIPAL
                                          RATING      AMOUNT         VALUE
                                          ------  -------------  -------------
FIXED INCOME INVESTMENTS--(CONTINUED)
Rhodia SA
  8.88% due 06/01/11 (c) ...............  CCC+    $     100,000  $      84,500
                                                                 -------------
                                                                       321,940
                                                                 -------------
CONTAINERS & PACKAGING--4.9%
Anchor Glass Container Corp.
  11.00% due 02/15/13 ..................  B+             60,000         68,625
Bway Corp.
  10.00% due 10/15/10 ..................  B-             35,000         36,750
Constar International, Inc.
  11.00% due 12/01/12 ..................  B              60,000         56,100
Crown Cork & Seal Co., Inc.
  7.38% due 12/15/26 ...................  B             150,000        124,500
Graham Packaging Co., Inc.
  10.75% due 01/15/09 (a) ..............  CCC+           50,000         51,438
Jefferson Smurfit Corp.
  7.50% due 06/01/13 ...................  B              65,000         64,350
  8.25% due 10/01/12 ...................  B              20,000         20,800
Owens-Brockway Glass
  Containers
  7.75% due 05/15/11 ...................  BB-            50,000         52,000
  8.88% due 02/15/09 ...................  BB-           150,000        162,000
Solo Cup Co.
  8.50% due 02/15/14 (c) ...............  B-             40,000         37,200
                                                                 -------------
                                                                       673,763
                                                                 -------------
METALS & MINING--1.1%
International Steel Group, Inc.
  6.50% due 04/15/14 (c) ...............  BB             40,000         37,500
Placer Dome, Inc.
  2.75% due 10/15/23 (b)(c) ............  BBB+          100,000        113,000
                                                                 -------------
                                                                       150,500
                                                                 -------------
PAPER & FOREST PRODUCTS--1.8%
Buckeye Technologies, Inc.
  8.00% due 10/15/10 ...................  B             150,000        137,625
Georgia-Pacific Corp.
  8.25% due 03/01/23 ...................  BB+           100,000        102,750
                                                                 -------------
                                                                       240,375
                                                                 -------------
  TOTAL MATERIALS ......................                             1,386,578
                                                                 -------------

TELECOMMUNICATION SERVICES--6.9%
DIVERSIFIED TELECOMMUNICATION
  SERVICES--3.5%
Cincinnati Bell, Inc.
  8.38% due 01/15/14 ...................  B-             75,000         66,750
MCI, Inc.
  5.91% due 05/01/07 ...................  NR+            83,141         80,647
  6.69% due 05/01/09 ...................  NR+            83,141         76,906
  7.74% due 05/01/14 ...................  NR+            71,263         63,780
Qwest Capital Funding, Inc.
  7.90% due 08/15/10 ...................  B             175,000        154,875
Qwest Services Corp.
  14.00% due
  12/15/10 (c) .........................  B              30,000         34,875
                                                                 -------------
                                                                       477,833
                                                                 -------------
WIRELESS TELECOMMUNICATION
  SERVICES--3.4%
AirGate PCS, Inc.
  9.38% due 09/01/09 ...................  CCC-           25,000         24,563
  9.38% due 09/01/09 ...................  CCC-           50,000         49,125
Centennial Communications
  Operating Co.
  10.13% due 06/15/13 ..................  CCC            75,000         77,437
Dobson Communications Corp.
  8.88% due 10/01/13 ...................  CCC+    $     100,000  $      76,000
Nextel Communications, Inc.
  7.38% due 08/01/15 ...................  BB             60,000         60,600
Nextel Partners, Inc.
  8.13% due 07/01/11 ...................  B-            100,000        102,000
Rural Cellular Corp.
  9.88% due 02/01/10 ...................  CCC            50,000         49,625
Western Wireless Corp.
  9.25% due 07/15/13 ...................  CCC            25,000         25,750
                                                                 -------------
                                                                       465,100
                                                                 -------------
  TOTAL TELECOMMUNICATION SERVICES                                     942,933
                                                                 -------------

U.S. GOVERNMENT SECURITIES--5.5%
U.S. GOVERNMENT AGENCIES--5.5%
Federal National Mortgage Assn
  5.50% due 07/01/33 ...................  AAA           192,277        191,606
  6.00% due 09/01/32 ...................  AAA            16,727         17,097
  6.00% due 01/01/33 ...................  AAA            65,856         67,314
  6.00% due 05/01/33 ...................  AAA           469,027        479,410
                                                                 -------------
  TOTAL U.S. GOVERNMENT SECURITIES .....                               755,427
                                                                 -------------

UTILITIES--7.8%
ELECTRIC UTILITIES--2.8%
Midwest Generation LLC
  8.75% due 05/01/34 (c) ...............  B-             75,000         75,750
Mission Energy Holding Co.
  13.50% due 07/15/08 ..................  CCC            30,000         33,562
Pacific Gas & Electric Co.
  4.80% due 03/01/14 ...................  BBB            50,000         47,377
TECO Energy, Inc.
  7.50% due 06/15/10 ...................  BB+            75,000         75,750
Virginia Electric & Power Co.
  4.50% due 12/15/10 ...................  BBB+          150,000        146,570
                                                                 -------------
                                                                       379,009
                                                                 -------------
GAS UTILITIES--1.1%
Semco Energy, Inc.
  7.13% due 05/15/08 ...................  BB-           100,000        102,500
Suburban Propane
  Partners LP
  6.88% due 12/15/13 ...................  B              50,000         48,625
                                                                 -------------
                                                                       151,125
                                                                 -------------
MULTI-UTILITIES & UNREGULATED POWER--3.9%
Calpine Corp.
  8.50% due 07/15/10 (c) ...............  B             100,000         82,750
Duke Energy Corp.
  (Series B)
  5.38% due 01/01/09 ...................  BBB           100,000        102,583
Dynegy Holdings, Inc.
  9.88% due 07/15/10 (c) ...............  B-            100,000        107,500
NRG Energy, Inc.
  8.00% due 12/15/13 (c) ...............  B+            100,000        101,000
Sonat, Inc.
  6.88% due 06/01/05 ...................  CCC+           50,000         50,125
Williams Cos., Inc.
  7.88% due 09/01/21 ...................  B+             75,000         72,188
  8.63% due 06/01/10 ...................  B+             25,000         27,500
                                                                 -------------
                                                                       543,646
                                                                 -------------
  TOTAL UTILITIES ......................                             1,073,780
                                                                 -------------
TOTAL FIXED INCOME INVESTMENTS
(Cost--$12,788,572) ....................                            12,590,538
                                                                 -------------

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST--
ROSZEL/LORD ABBETT BOND DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                  -------------  -------------
CONVERTIBLE PREFERRED STOCKS--5.9%
CONSUMER DISCRETIONARY--1.0%
MEDIA--1.0%
Interpublic Group of Cos., Inc. ........                    700  $      35,962
Sinclair Broadcast Group,
  Inc., Series D .......................                  2,500        108,125
                                                                 -------------
  TOTAL CONSUMER DISCRETIONARY .........                               144,087
                                                                 -------------

CONSUMER STAPLES--1.7%
BEVERAGES--1.0%
Constellations Brands, Inc.
  (Series A) ...........................                  4,000        131,720
                                                                 -------------

FOOD & STAPLES RETAILING--0.7%
Albertson's, Inc. ......................                  3,500         96,915
                                                                 -------------
  TOTAL CONSUMER STAPLES ...............                               228,635
                                                                 -------------

ENERGY--1.5%
OIL & GAS--1.5%
Chesapeake Energy
  Corp. ................................                  2,000        154,750
Kerr-McGee Corp. .......................                  1,000         56,490
                                                                 -------------
  TOTAL ENERGY .........................                               211,240
                                                                 -------------

INDUSTRIALS--0.8%
AEROSPACE & DEFENSE--0.8%
Northrop Grumman Corp. .................                  1,000        106,320
                                                                 -------------

MATERIALS--0.1%
CONTAINERS & PACKAGING--0.1%
Temple-Inland, Inc. ....................                    300         17,646
                                                                 -------------

UTILITIES--0.8%
ELECTRIC UTILITIES--0.8%
FPL Group, Inc. ........................                  2,000        109,620
                                                                 -------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost--$760,140) .......................                               817,548
                                                                 -------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                  -------------  -------------
SHORT-TERM SECURITIES--6.8%
DISCOUNT NOTES--6.8%
Federal Home Loan Bank,
  1.20% due 07/01/04 (d) ...............          $     932,000  $     931,968
                                                                 -------------

REPURCHASE AGREEMENT *--0.0%
Nomura Securities
  International, Inc.,
  1.20%, dated 06/30/04,
  due 07/01/04, total to
  be received $886
  (Cost--$886) .........................                    886            886
                                                                 -------------
TOTAL SHORT-TERM SECURITIES
(Cost--$932,854) .......................                               932,854
                                                                 -------------
TOTAL INVESTMENTS--104.3%
(Cost--$14,481,566) ....................                            14,340,940
OTHER LIABILITIES IN
  EXCESS OF ASSETS--(4.3)% .............                              (589,482)
                                                                 -------------
NET ASSETS--100% .......................                         $  13,751,458
                                                                 =============

----------
+   NOT RATED BY MOODY'S INVESTOR SERVICE, INC., OR STANDARD & POOR'S
    CORPORATION.
* THE REPURCHASE AGREEMENT IS FULLY COLLATERALIZED BY U.S. GOVERNMENT AND/OR AGENCY OBLIGATIONS BASED ON MARKET PRICES AT THE DATE OF THIS PORTFOLIO. THE INVESTMENT IN THE REPURCHASE AGREEMENT IS THROUGH PARTICIPATION IN A TRI-PARTY ARRANGEMENT.
(a) STEP BOND - COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JUNE 30, 2004.
(b) CONVERTIBLE BOND.
(c) SECURITY MAY BE OFFERED AND SOLD TO QUALIFIED INSTITUTIONAL BUYERS UNDER RULE 144A OF THE SECURITIES ACT OF 1933.
(d) ZERO COUPON SECURITY - RATE DISCLOSED IS YIELD AS OF JUNE 30, 2004.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      ROSZEL/LORD         ROSZEL/
                                                  ROSZEL/LORD      ROSZEL/PIMCO         ABBETT           SELIGMAN
                                                    ABBETT          CCM CAPITAL         MID CAP           MID CAP
                                                  AFFILIATED       APPRECIATION          VALUE            GROWTH
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments, at cost ........................   $    27,016,133   $   160,746,172   $   104,874,994   $    44,854,101
                                                ---------------   ---------------   ---------------   ---------------
Investments, at value .......................        27,000,603       172,920,266       130,087,218        46,793,267
Repurchase agreements, at value .............         1,979,111           187,988         2,602,833         2,052,463
                                                ---------------   ---------------   ---------------   ---------------
  Total investments, at value ...............        28,979,714       173,108,254       132,690,051        48,845,730
Cash ........................................               444                --            15,876                --
Receivables:
  Capital shares sold .......................            60,212            78,442            36,926               888
  Dividends and interest ....................            28,032           141,123           114,806             6,278
  Investments sold ..........................         1,087,071        11,728,624            70,268           538,770
                                                ---------------   ---------------   ---------------   ---------------
Total assets ................................        30,155,473       185,056,443       132,927,927        49,391,666
                                                ---------------   ---------------   ---------------   ---------------

LIABILITIES:
Payables:
  Administrative fees .......................             6,395            29,649            21,732            11,875
  Capital shares redeemed ...................         1,488,096             7,100           173,871            45,358
  Investment advisor ........................            12,901           118,845            84,719            30,613
  Investments purchased .....................           278,792         2,502,719           538,615           771,331
  Trustees' fees ............................                10                42                36                 8
Accrued expenses and other
  liabilities ...............................            18,003            21,639            38,050            13,924
                                                ---------------   ---------------   ---------------   ---------------
Total liabilities ...........................         1,804,197         2,679,994           857,023           873,109
                                                ---------------   ---------------   ---------------   ---------------

NET ASSETS ..................................   $    28,351,276   $   182,376,449   $   132,070,904   $    48,518,557
                                                ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............   $         2,393   $        15,101   $        11,321   $         3,839
Paid-in capital .............................        24,156,185       167,890,836        96,476,727        42,021,463
Accumulated undistributed
  investment income (loss)--net .............           100,832            24,870           391,766          (120,713)
Accumulated realized capital gain on
  investments--net ..........................         2,128,285         2,083,560         7,376,033         2,622,339
Unrealized appreciation on
  investments--net ..........................         1,963,581        12,362,082        27,815,057         3,991,629
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS ..................................   $    28,351,276   $   182,376,449   $   132,070,904   $    48,518,557
                                                ===============   ===============   ===============   ===============

SHARES OUTSTANDING ..........................         2,392,863        15,101,044        11,321,148         3,838,817
                                                ===============   ===============   ===============   ===============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....   $         11.85   $         12.08   $         11.67   $         12.64
                                                ===============   ===============   ===============   ===============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                     ROSZEL/JP
                                                 ROSZEL/PIMCO         MORGAN            ROSZEL/         ROSZEL/LORD
                                                   SMALL CAP         SMALL CAP         DELAWARE         ABBETT BOND
                                                     VALUE            GROWTH             TREND           DEBENTURE
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments, at cost ........................   $    53,902,095   $    59,818,393   $    70,069,729   $    14,481,566
                                                ---------------   ---------------   ---------------   ---------------
Investments, at value .......................        53,535,099        73,755,597        72,507,264        14,340,054
Repurchase agreements, at value .............         8,636,288                --         5,943,753               886
                                                ---------------   ---------------   ---------------   ---------------
  Total investments, at value ...............        62,171,387        73,755,597        78,451,017        14,340,940
Cash ........................................             2,509             1,843                --                --
Receivables:
  Capital shares sold .......................            66,452           118,512               498                --
  Dividends and interest ....................            95,249            10,571             5,734           198,007
  Investments sold ..........................           193,361           453,197            55,766           410,844
                                                ---------------   ---------------   ---------------   ---------------
Total assets ................................        62,528,958        74,339,720        78,513,015        14,949,791
                                                ---------------   ---------------   ---------------   ---------------

LIABILITIES:
Payables:
  Bank overdraft ............................                --                --                --            34,607
  Administrative fees .......................            10,012            15,926            13,128             4,104
  Capital shares redeemed ...................         8,255,530            26,932            68,505         1,124,176
  Investment advisor ........................            37,115            52,543            50,103             4,442
  Investments purchased .....................            76,888           642,551           238,942            20,000
  Trustees' fees ............................                11                85                17                 2
Accrued expenses and other
  liabilities ...............................            22,160            24,779            18,863            11,002
                                                ---------------   ---------------   ---------------   ---------------
Total liabilities ...........................         8,401,716           762,816           389,558         1,198,333
                                                ---------------   ---------------   ---------------   ---------------

NET ASSETS ..................................   $    54,127,242   $    73,576,904   $    78,123,457   $    13,751,458
                                                ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
Capital Stock, $0.001 par value
  (unlimited shares authorized) .............   $         4,357   $         6,041   $         6,032   $         1,244
Paid-in capital .............................        39,406,305        55,043,392        68,050,624        13,658,983
Accumulated undistributed
  investment income (loss)--net .............           794,812          (343,116)         (282,183)            1,059
Accumulated realized capital gain
  on investments--net .......................         5,652,476         4,933,383         1,967,696           230,798
Unrealized appreciation (depreciation)
  on investments--net .......................         8,269,292        13,937,204         8,381,288          (140,626)
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS ..................................   $    54,127,242   $    73,576,904   $    78,123,457   $    13,751,458
                                                ===============   ===============   ===============   ===============

SHARES OUTSTANDING ..........................         4,356,964         6,040,539         6,031,802         1,244,171
                                                ===============   ===============   ===============   ===============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE (NET
  ASSETS DIVIDED BY SHARES OUTSTANDING) .....   $         12.42   $         12.18   $         12.95   $         11.05
                                                ===============   ===============   ===============   ===============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      ROSZEL/LORD         ROSZEL/
                                                  ROSZEL/LORD      ROSZEL/PIMCO         ABBETT           SELIGMAN
                                                    ABBETT          CCM CAPITAL         MID CAP           MID CAP
                                                  AFFILIATED       APPRECIATION          VALUE            GROWTH
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends .................................   $       270,914   $       927,761   $     1,093,775   $        85,923
  Interest ..................................             6,805            13,162            13,039             8,590
  Less: Foreign taxes withheld ..............              (386)               --            (5,530)           (1,775)
                                                ---------------   ---------------   ---------------   ---------------
Total income ................................           277,333           940,923         1,101,284            92,738
                                                ---------------   ---------------   ---------------   ---------------

EXPENSES:
Investment advisory fees ....................           135,600           702,699           573,210           174,431
Administrative services .....................            39,390           152,317           109,631            47,953
Professional fees ...........................            14,705            31,565            28,942            13,900
Custodian fees ..............................            10,796            12,676            13,438             7,183
Transfer agent fees .........................            10,904            43,656            34,091            11,767
Printing and shareholder reports ............             3,339            15,254            11,949             3,180
Offering expenses ...........................             1,798             3,261                --                --
Trustees' fees and expenses .................               726             7,880             6,418               857
Other .......................................               589             3,447            10,755             1,720
                                                ---------------   ---------------   ---------------   ---------------
  Total expenses before expense
    reductions ..............................           217,847           972,755           788,434           260,991
                                                ---------------   ---------------   ---------------   ---------------
  Less: Advisory fee waivers and
    reimbursements, if any ..................           (31,421)           (6,482)          (12,765)          (24,976)
  Less: Reductions from directed
    brokerage agreements, if any ............            (9,927)          (50,220)             (730)          (24,778)
                                                ---------------   ---------------   ---------------   ---------------
  Net expenses ..............................           176,499           916,053           774,939           211,237
                                                ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ................           100,834            24,870           326,345          (118,499)
                                                ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ...........         2,164,461         2,092,620         8,051,859         2,652,147
Change in unrealized appreciation
  (depreciation) on investments--net ........        (1,529,771)        2,419,419         3,295,242          (108,439)
                                                ---------------   ---------------   ---------------   ---------------
Total realized and unrealized gain on
  investments--net ..........................           634,690         4,512,039        11,347,101         2,543,708
                                                ---------------   ---------------   ---------------   ---------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .................   $       735,524   $     4,536,909   $    11,673,446   $     2,425,209
                                                ===============   ===============   ===============   ===============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                    ROSZEL/           ROSZEL/
                                                     PIMCO           JP MORGAN          ROSZEL/         ROSZEL/LORD
                                                   SMALL CAP         SMALL CAP         DELAWARE         ABBETT BOND
                                                     VALUE            GROWTH             TREND           DEBENTURE
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends .................................   $     1,066,014   $       127,379   $       132,405   $        20,809
  Interest ..................................             7,402             6,908            13,734           464,630
  Less: Foreign taxes withheld ..............            (1,009)               --              (122)               --
                                                ---------------   ---------------   ---------------   ---------------
Total income ................................         1,072,407           134,287           146,017           485,439
                                                ---------------   ---------------   ---------------   ---------------

EXPENSES:
Investment advisory fees ....................           263,266           346,638           316,439            61,873
Administrative services .....................            58,646            69,317            72,363            26,325
Professional fees ...........................            17,960            18,844            18,826            11,255
Custodian fees ..............................             8,483             8,606            14,832             7,492
Transfer agent fees .........................            13,077            21,913            18,544             4,972
Printing and shareholder reports ............             4,359             6,204             6,327               974
Offering expenses ...........................                --                --             1,631                --
Trustees' fees and expenses .................             2,753             3,118             3,198               711
Other .......................................             5,156             4,631             2,309               629
                                                ---------------   ---------------   ---------------   ---------------
  Total expenses before expense
    reductions ..............................           373,700           479,271           454,469           114,231
                                                ---------------   ---------------   ---------------   ---------------
  Less: Advisory fee waivers and
    reimbursements, if any ..................           (17,369)          (23,056)          (26,269)          (29,152)
  Less: Reductions from directed
    brokerage agreements, if any ............            (7,580)             (949)               --                --
                                                ---------------   ---------------   ---------------   ---------------
  Net expenses ..............................           348,751           455,266           428,200            85,079
                                                ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ................           723,656          (320,979)         (282,183)          400,360
                                                ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN
  (LOSS)--NET:
Realized gain on investments--net ...........         5,923,382         5,812,753         2,020,660           263,451
Change in unrealized appreciation
  (depreciation) on investments--net ........          (943,021)       (2,224,431)        2,348,748          (719,421)
                                                ---------------   ---------------   ---------------   ---------------
Total realized and unrealized
  gain (loss) on investments--net ...........         4,980,361         3,588,322         4,369,408          (455,970)
                                                ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................   $     5,704,017   $     3,267,343   $     4,087,225   $       (55,610)
                                                ===============   ===============   ===============   ===============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              ROSZEL/PIMCO
                                                       ROSZEL/LORD ABBETT                     CCM CAPTIAL
                                                      AFFILIATED PORTFOLIO               APPRECIATION PORTFOLIO
                                                ---------------------------------   ---------------------------------
                                                  SIX MONTHS          MAY 1,          SIX MONTHS          MAY 1,
                                                     ENDED           2003* TO            ENDED           2003* TO
                                                 JUNE 30, 2004     DECEMBER 31,      JUNE 30 2004,     DECEMBER 31,
                                                  (UNAUDITED)          2003           (UNAUDITED)          2003
                                                ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............   $       100,834   $       112,368   $        24,870   $       (53,376)
Realized gain on investments--net ...........         2,164,461         1,184,558         2,092,620         1,307,661
Change in unrealized appreciation
  (depreciation) investments--net ...........        (1,529,771)        3,493,352         2,419,419         9,942,663
                                                ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting
  from operations ...........................           735,524         4,790,278         4,536,909        11,196,948
                                                ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................          (114,791)               --                --                --
Realized gain--net ..........................        (1,220,734)               --        (1,267,735)               --
                                                ---------------   ---------------   ---------------   ---------------
Total distributions .........................        (1,335,525)               --        (1,267,735)               --
                                                ---------------   ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................        12,612,081        40,348,181        23,591,518       162,241,084
Shares issued on reinvestment of
  distributions .............................         1,335,525                --         1,267,735                --
Shares redeemed .............................       (21,467,986)       (8,766,802)      (15,246,978)       (4,143,032)
                                                ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................        (7,520,380)       31,581,379         9,612,275       158,098,052
                                                ---------------   ---------------   ---------------   ---------------

NET ASSETS:
Total increase (decrease) in net assets .....        (8,120,381)       36,371,657        12,881,449       169,295,000
Beginning of period .........................        36,471,657           100,000       169,495,000           200,000
                                                ---------------   ---------------   ---------------   ---------------
End of period ...............................   $    28,351,276   $    36,471,657   $   182,376,449   $   169,495,000
                                                ===============   ===============   ===============   ===============
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME--NET ....................   $       100,832   $       114,789   $        24,870   $            --
                                                ===============   ===============   ===============   ===============

SHARE TRANSACTIONS:
Shares sold .................................         1,026,453         3,732,828         1,942,594        14,667,978
Shares issued on reinvestment of
  distributions .............................           113,759                --           106,175                --
Shares redeemed .............................        (1,758,765)         (731,412)       (1,271,176)         (364,527)
                                                ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................          (618,553)        3,001,416           777,593        14,303,451
                                                ===============   ===============   ===============   ===============

----------
*   COMMENCEMENT OF INVESTMENT OPERATIONS.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       ROSZEL/LORD ABBETT                   ROSZEL/SELIGMAN
                                                          MID CAP VALUE                      MID CAP GROWTH
                                                            PORTFOLIO                           PORTFOLIO
                                                ---------------------------------   ---------------------------------
                                                  SIX MONTHS                           SIX MONTHS
                                                     ENDED          YEAR ENDED           ENDED          YEAR ENDED
                                                 JUNE 30 2004,     DECEMBER 31,      JUNE 30 2004,      DECEMBER 31,
                                                  (UNAUDITED)          2003           (UNAUDITED)          2003
                                                ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............   $       326,345   $       867,006   $      (118,499)  $      (124,061)
Realized gain on investments--net ...........         8,051,859         4,867,119         2,652,147         2,509,053
Change in unrealized appreciation
  (depreciation) investments--net ...........         3,295,242        25,116,219          (108,439)        3,960,079
                                                ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting
  from operations ...........................        11,673,446        30,850,344         2,425,209         6,345,071
                                                ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................          (799,956)         (382,840)               --                --
Realized gain--net ..........................        (5,131,975)               --        (1,518,069)               --
                                                ---------------   ---------------   ---------------   ---------------
Total distributions .........................        (5,931,931)         (382,840)       (1,518,069)               --
                                                ---------------   ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................        14,551,953        41,183,835        14,683,712        13,960,288
Shares issued on reinvestment of
  distributions .............................         5,931,931           382,840         1,518,069                --
Shares redeemed .............................       (31,430,619)      (40,660,191)       (1,382,870)       (1,703,971)
                                                ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................       (10,946,735)          906,484        14,818,911        12,256,317
                                                ---------------   ---------------   ---------------   ---------------

NET ASSETS:
Total increase (decrease) in net assets .....        (5,205,220)       31,373,988        15,726,051        18,601,388
Beginning of period .........................       137,276,124       105,902,136        32,792,506        14,191,118
                                                ---------------   ---------------   ---------------   ---------------
End of period ...............................   $   132,070,904   $   137,276,124   $    48,518,557   $    32,792,506
                                                ===============   ===============   ===============   ===============
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............   $       391,766   $       865,377   $      (120,713)  $        (2,214)
                                                ===============   ===============   ===============   ===============

SHARE TRANSACTIONS:
Shares sold .................................         1,238,114         4,390,851         1,147,620         1,303,526
Shares issued on reinvestment of
  distributions .............................           513,143            40,214           121,348                --
Shares redeemed .............................        (2,648,176)       (3,933,841)         (109,409)         (169,846)
                                                ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................          (896,919)          497,224         1,159,559         1,133,680
                                                ===============   ===============   ===============   ===============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          ROSZEL/PIMCO                      ROSZEL/JP MORGAN
                                                        SMALL CAP VALUE                     SMALL CAP GROWTH
                                                            PORTFOLIO                           PORTFOLIO
                                                ---------------------------------   ---------------------------------
                                                  SIX MONTHS                           SIX MONTHS
                                                     ENDED          YEAR ENDED           ENDED          YEAR ENDED
                                                 JUNE 30 2004,     DECEMBER 31,      JUNE 30 2004,     DECEMBER 31,
                                                  (UNAUDITED)          2003           (UNAUDITED)          2003
                                                ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............   $       723,656   $       980,298   $      (320,979)  $      (512,020)
Realized gain on investments--net ...........         5,923,382         3,282,159         5,812,753         1,591,079
Change in unrealized appreciation
  (depreciation) investments--net ...........          (943,021)        8,576,845        (2,224,431)       16,906,185
                                                ---------------   ---------------   ---------------   ---------------
Net increase in net assets resulting
  from operations ...........................         5,704,017        12,839,302         3,267,343        17,985,244
                                                ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................                --          (899,517)               --                --
Realized gain--net ..........................          (649,409)       (2,913,425)               --                --
                                                ---------------   ---------------   ---------------   ---------------
Total distributions .........................          (649,409)       (3,812,942)               --                --
                                                ---------------   ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................         6,688,979        31,570,438         4,222,145        15,040,485
Shares issued on reinvestment of
  distributions .............................           649,409         3,760,441                --                --
Shares redeemed .............................       (21,247,607)      (42,569,028)       (7,308,598)       (4,113,170)
                                                ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................       (13,909,219)       (7,238,149)       (3,086,453)       10,927,315
                                                ---------------   ---------------   ---------------   ---------------

NET ASSETS:

Total increase (decrease) in net assets .....        (8,854,611)        1,788,211           180,890        28,912,559
Beginning of period .........................        62,981,853        61,193,642        73,396,014        44,483,455
                                                ---------------   ---------------   ---------------   ---------------
End of period ...............................   $    54,127,242   $    62,981,853   $    73,576,904   $    73,396,014
                                                ===============   ===============   ===============   ===============
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............   $       794,812   $        71,156   $      (343,116)  $       (22,137)
                                                ===============   ===============   ===============   ===============

SHARE TRANSACTIONS:
Shares sold .................................           564,439         2,936,570           354,405         1,481,601
Shares issued on reinvestment of
  distributions .............................            52,936           323,340                --                --
Shares redeemed .............................        (1,752,331)       (4,324,477)         (613,680)         (416,579)
                                                ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................        (1,134,956)       (1,064,567)         (259,275)        1,065,022
                                                ===============   ===============   ===============   ===============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                           ROSZEL/LORD ABBETT
                                                        ROSZEL/DELAWARE                      BOND DEBENTURE
                                                        TREND PORTFOLIO                         PORTFOLIO
                                                ---------------------------------   ---------------------------------
                                                  SIX MONTHS          MAY 1,          SIX MONTHS
                                                     ENDED           2003* TO            ENDED          YEAR ENDED
                                                 JUNE 30 2004,     DECEMBER 31,      JUNE 30 2004,     DECEMBER 31,
                                                  (UNAUDITED)          2003           (UNAUDITED)          2003
                                                ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net ...............   $      (282,183)  $      (148,570)  $       400,360   $       365,717
Realized gain on investments--net ...........         2,020,660         1,214,781           263,451            58,806
Change in unrealized appreciation
  (depreciation) investments--net ...........         2,348,748         6,032,540          (719,421)          553,100
                                                ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations .................         4,087,225         7,098,751           (55,610)          977,623
                                                ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net ......................                --                --          (406,201)         (364,254)
Realized gain--net ..........................        (1,121,371)               --           (89,220)           (6,940)
                                                ---------------   ---------------   ---------------   ---------------
Total distributions .........................        (1,121,371)               --          (495,421)         (371,194)
                                                ---------------   ---------------   ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold .................................        11,609,309        63,925,120         3,393,638        16,086,509
Shares issued on reinvestment of
  distributions .............................         1,121,371                --           495,421           364,249
Shares redeemed .............................        (6,219,850)       (2,477,098)       (6,380,381)       (1,989,416)
                                                ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  derived from capital share
  transactions ..............................         6,510,830        61,448,022        (2,491,322)       14,461,342
                                                ---------------   ---------------   ---------------   ---------------

NET ASSETS:
Total increase (decrease) in net assets .....         9,476,684        68,546,773        (3,042,353)       15,067,771
Beginning of period .........................        68,646,773           100,000        16,793,811         1,726,040
                                                ---------------   ---------------   ---------------   ---------------
End of period ...............................   $    78,123,457   $    68,646,773   $    13,751,458   $    16,793,811
                                                ===============   ===============   ===============   ===============
NET ASSETS INCLUDE UNDISTRIBUTED
  INVESTMENT INCOME (LOSS)--NET .............   $      (282,183)   $           --   $         1,059   $         6,900
                                                ===============   ===============   ===============   ===============

SHARE TRANSACTIONS:
Shares sold .................................           884,486         5,741,961           296,917         1,444,241
Shares issued on reinvestment of
  distributions .............................            87,539                --            44,072            32,915
Shares redeemed .............................          (480,980)         (211,204)         (559,811)         (180,493)
                                                ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING ...............................           491,045         5,530,757          (218,822)        1,296,663
                                                ===============   ===============   ===============   ===============

----------
*   COMMENCEMENT OF INVESTMENT OPERATIONS.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                     ROSZEL/LORD ABBETT                 ROSZEL/PIMCO CCM
                                                                    AFFILIATED PORTFOLIO         CAPITAL APPRECIATION PORTFOLIO
                                                               -------------------------------   -------------------------------
                                                                 SIX MONTHS         MAY 1,         SIX MONTHS         MAY 1,
                                                                    ENDED         2003* TO            ENDED          2003* TO
                                                                JUNE 30, 2004    DECEMBER 31,     JUNE 30, 2004    DECEMBER 31,
                                                                 (UNAUDITED)         2003          (UNAUDITED)         2003
                                                               --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................   $        12.11   $        10.00   $        11.83   $        10.00
                                                               --------------   --------------   --------------   --------------
Investment income (loss)--net (a)(g) .......................             0.04             0.07             0.00+           (0.01)
Realized and unrealized gain on investments--net ...........             0.26             2.04             0.33             1.84
                                                               --------------   --------------   --------------   --------------
Total from investment operations ...........................             0.30             2.11             0.33             1.83
                                                               --------------   --------------   --------------   --------------
Distributions to shareholders from:
  Investment income--net ...................................            (0.05)              --               --               --
  Realized gain--net .......................................            (0.51)              --            (0.08)              --
                                                               --------------   --------------   --------------   --------------
Total distributions ........................................            (0.56)              --            (0.08)              --
                                                               --------------   --------------   --------------   --------------
Net asset value, end of period .............................   $        11.85   $        12.11   $        12.08   $        11.83
                                                               ==============   ==============   ==============   ==============
TOTAL RETURN (b)(c) ........................................             2.53%           21.10%            2.84%           18.30%
                                                               ==============   ==============   ==============   ==============
RATIOS TO AVERAGE NET ASSETS (d):
Expenses before expense reductions (e) .....................             1.29%            1.61%            1.11%            1.21%
Expenses net of waivers and reimbursements, if any (f) .....             1.10%            1.10%            1.10%            1.10%
Expenses net of all reductions (g) .........................             1.04%            0.80%            1.04%            1.01%
Investment income (loss)--net before
  expense reductions (e) ...................................             0.35%            0.14%           (0.04)%          (0.36)%
Investment income (loss)--net of waivers and
  reimbursements, if any (f) ...............................             0.54%            0.65%           (0.03)%          (0.25)%
Investment income (loss)--net of all reductions (g) ........             0.60%            0.95%            0.03%           (0.16)%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................   $       28,351   $       36,472   $      182,376   $      169,495
                                                               ==============   ==============   ==============   ==============
Portfolio turnover rate ....................................               50%              65%              87%             260%
                                                               ==============   ==============   ==============   ==============

                                                                                 ROSZEL/LORD ABBETT
                                                                              MID CAP VALUE PORTFOLIO
                                                               ------------------------------------------------------
                                                                 SIX MONTHS            YEAR                JULY 1,
                                                                    ENDED              ENDED              2002* TO
                                                               JUNE 30, 2004        DECEMBER 31,        DECEMBER 31,
                                                                 (UNAUDITED)           2003                 2002
                                                               --------------      --------------      --------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................   $        11.24      $         9.04      $        10.00
                                                               --------------      --------------      --------------
Investment income--net (a)(g) ..............................             0.03                0.07                0.05
Realized and unrealized gain (loss) on investments--net ....             0.95                2.16               (1.01)
                                                               --------------      --------------      --------------
Total from investment operations ...........................             0.98                2.23               (0.96)
                                                               --------------      --------------      --------------
Distributions to shareholders from:
  Investment income--net ...................................            (0.07)              (0.03)                 --
  Realized gain--net .......................................            (0.48)                 --                  --
                                                               --------------      --------------      --------------
Total distributions ........................................            (0.55)              (0.03)                 --
                                                               --------------      --------------      --------------
Net asset value, end of period .............................   $        11.67      $        11.24      $         9.04
                                                               ==============      ==============      ==============
TOTAL RETURN (b) ...........................................             8.77%(c)           24.71%              (9.60)%(c)
                                                               ==============      ==============      ==============
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................             1.17%(d)            1.21%               1.53%(d)
Expenses net of waivers and reimbursements, if any (f) .....             1.15%(d)            1.15%               1.15%(d)
Expenses net of all reductions (g) .........................             1.15%(d)            1.14%               0.99%(d)
Investment income--net before expense reductions (e) .......             0.46%(d)            0.62%               0.61%(d)
Investment income--net of waivers and
  reimbursements, if any (f) ...............................             0.48%(d)            0.68%               0.99%(d)
Investment income--net of all reductions (g) ...............             0.48%(d)            0.69%               1.15%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................   $      132,071      $      137,276      $      105,902
                                                               ==============      ==============      ==============
Portfolio turnover rate ....................................               18%                 47%                 15%
                                                               ==============      ==============      ==============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                  ROSZEL/SELIGMAN
                                                                              MID CAP GROWTH PORTFOLIO
                                                               ------------------------------------------------------
                                                                 SIX MONTHS             YEAR               JULY 1,
                                                                    ENDED              ENDED              2002* TO
                                                               JUNE 30, 2004        DECEMBER 31,        DECEMBER 31,
                                                                 (UNAUDITED)            2003                2002
                                                               --------------      --------------      --------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................   $        12.24      $         9.18      $        10.00
                                                               --------------      --------------      --------------
Investment loss--net (a)(g) ................................            (0.04)              (0.06)              (0.02)
Realized and unrealized gain (loss) on investments--net ....             0.85                3.12               (0.80)
                                                               --------------      --------------      --------------
Total from investment operations ...........................             0.81                3.06               (0.82)
                                                               --------------      --------------      --------------
Distributions to shareholders from
  realized gain--net .......................................            (0.41)                 --                  --
                                                               --------------      --------------      --------------
Net asset value, end of period .............................   $        12.64      $        12.24      $         9.18
                                                               ==============      ==============      ==============
TOTAL RETURN (b) ...........................................             6.63%(c)           33.33%              (8.20)%(c)
                                                               ==============      ==============      ==============
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................             1.27%(d)            1.43%               2.29%(d)
Expenses net of waivers and reimbursements, if any (f) .....             1.15%(d)            1.15%               1.15%(d)
Expenses net of all reductions (g) .........................             1.03%(d)            1.10%               0.93%(d)
Investment loss--net before expense reductions (e) .........            (0.82)%(d)          (0.92)%             (1.75)%(d)
Investment loss--net of waivers and
  reimbursements, if any (f) ...............................            (0.70)%(d)          (0.64)%             (0.61)%(d)
Investment loss--net of all reductions (g) .................            (0.58)%(d)          (0.59)%             (0.39)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................   $       48,519      $       32,793      $       14,191
                                                               ==============      ==============      ==============
Portfolio turnover rate ....................................              102%                144%                 60%
                                                               ==============      ==============      ==============

                                                                                    ROSZEL/PIMCO
                                                                             SMALL CAP VALUE PORTFOLIO
                                                               ------------------------------------------------------
                                                                 SIX MONTHS             YEAR               JULY 1,
                                                                    ENDED              ENDED              2002* TO
                                                               JUNE 30, 2004        DECEMBER 31,        DECEMBER 31,
                                                                 (UNAUDITED)            2003                2002
                                                               --------------      --------------      --------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................   $        11.47      $         9.33      $        10.00
                                                               --------------      --------------      --------------
Investment income--net (a)(g) ..............................             0.14                0.20                0.09
Realized and unrealized gain (loss) on investments--net ....             0.94                2.90               (0.70)
                                                               --------------      --------------      --------------
Total from investment operations ...........................             1.08                3.10               (0.61)
                                                               --------------      --------------      --------------
Distributions to shareholders from:
  Investment income--net ...................................               --               (0.23)              (0.06)
  Realized gain--net .......................................            (0.13)              (0.73)                 --
                                                               --------------      --------------      --------------
Total distributions ........................................            (0.13)              (0.96)              (0.06)
                                                               --------------      --------------      --------------
Net asset value, end of period .............................   $        12.42      $        11.47      $         9.33
                                                               ==============      ==============      ==============
TOTAL RETURN (b) ...........................................             9.44%(c)           33.19%              (6.10)%(c)
                                                               ==============      ==============      ==============
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................             1.21%(d)            1.34%               1.99%(d)
Expenses net of waivers and reimbursements, if any (f) .....             1.15%(d)            1.15%               1.15%(d)
Expenses net of all reductions (g) .........................             1.12%(d)            1.05%               1.14%(d)
Investment income--net before expense reductions (e) .......             2.25%(d)            1.67%               1.13%(d)
Investment income--net of waivers and
  reimbursements, if any (f) ...............................             2.31%(d)            1.86%               1.97%(d)
Investment income--net of all reductions (g) ...............             2.34%(d)            1.96%               1.98%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................   $       54,127      $       62,982      $       61,194
                                                               ==============      ==============      ==============
Portfolio turnover rate ....................................               41%                 62%                  9%
                                                               ==============      ==============      ==============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                  ROSZEL/JP MORGAN
                                                                             SMALL CAP GROWTH PORTFOLIO
                                                               ------------------------------------------------------
                                                                 SIX MONTHS            YEAR                JULY 1,
                                                                   ENDED               ENDED              2002* TO
                                                               JUNE 30, 2004        DECEMBER 31,        DECEMBER 31,
                                                                 (UNAUDITED)           2003                 2002
                                                               --------------      --------------      --------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................   $        11.65      $         8.50      $        10.00
                                                               --------------      --------------      --------------
Investment loss--net (a)(g) ................................            (0.05)              (0.09)              (0.03)
Realized and unrealized gain (loss) on investments--net ....             0.58                3.24               (1.47)
                                                               --------------      --------------      --------------
Total from investment operations ...........................             0.53                3.15               (1.50)
                                                               --------------      --------------      --------------
Net asset value, end of period .............................   $        12.18      $        11.65      $         8.50
                                                               ==============      ==============      ==============
TOTAL RETURN (b) ...........................................             4.55%(c)           37.06%             (15.00)%(c)
                                                               ==============      ==============      ==============
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................             1.31%(d)            1.39%               2.02%(d)
Expenses net of waivers and reimbursements, if any (f) .....             1.25%(d)            1.25%               1.25%(d)
Expenses net of all reductions (g) .........................             1.25%(d)            1.24%               1.25%(d)
Investment loss--net before expense reductions (e) .........            (0.94)%(d)          (1.09)%             (1.55)%(d)
Investment loss--net of waivers and
  reimbursements, if any (f) ...............................            (0.88)%(d)          (0.95)%             (0.78)%(d)
Investment loss--net of all reductions (g) .................            (0.88)%(d)          (0.94)%             (0.78)%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................   $       73,577      $       73,396      $       44,483
                                                               ==============      ==============      ==============
Portfolio turnover rate ....................................               30%                 46%                 34%
                                                               ==============      ==============      ==============

                                                                                            ROSZEL/DELAWARE
                                                                                            TREND PORTFOLIO
                                                                                   ----------------------------------
                                                                                     SIX MONTHS             MAY 1,
                                                                                        ENDED              2003* TO
                                                                                   JUNE 30, 2004        DECEMBER 31,
                                                                                     (UNAUDITED)            2003
                                                                                   --------------      --------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .........................................     $        12.39      $        10.00
                                                                                   --------------      --------------
Investment loss--net (a)(g) ..................................................              (0.05)              (0.05)
Realized and unrealized gain (loss) on investments--net ......................               0.80                2.44
                                                                                   --------------      --------------
Total from investment operations .............................................               0.75                2.39
                                                                                   --------------      --------------
Distributions to shareholders from
  realized gain--net .........................................................              (0.19)                 --
                                                                                   --------------      --------------
Net asset value, end of period ...............................................     $        12.95      $        12.39
                                                                                   ==============      ==============
TOTAL RETURN (b)(c) ..........................................................               6.06%              23.90%
                                                                                   ==============      ==============
RATIOS TO AVERAGE NET ASSETS (d):
Expenses before expense reductions (e) .......................................               1.22%               1.36%
Expenses net of waivers and reimbursements, if any (f) .......................               1.15%               1.15%
Expenses net of all reductions (g) ...........................................               1.15%               1.15%
Investment loss--net before expense reductions (e) ...........................              (0.83)%             (0.92)%
Investment loss--net of waivers and reimbursements, if any (f) ...............              (0.76)%             (0.71)%
Investment loss--net of all reductions (g) ...................................              (0.76)%             (0.71)%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....................................     $       78,123      $       68,647
                                                                                   ==============      ==============
Portfolio turnover rate ......................................................                 26%                114%
                                                                                   ==============      ==============

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                                 ROSZEL/LORD ABBETT
                                                                              BOND DEBENTURE PORTFOLIO
                                                               ------------------------------------------------------
                                                                 SIX MONTHS             YEAR               JULY 1,
                                                                   ENDED               ENDED              2002* TO
                                                               JUNE 30, 2004        DECEMBER 31,         DECEMBER 31,
                                                                 (UNAUDITED)            2003                2002
                                                               --------------      --------------      --------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................   $        11.48      $        10.38      $        10.00
                                                               --------------      --------------      --------------
Investment income--net (a)(g) ..............................             0.29                0.64                0.27
Realized and unrealized gain (loss) on investments--net ....            (0.35)               1.08                0.30
                                                               --------------      --------------      --------------
Total from investment operations ...........................            (0.06)               1.72                0.57
                                                               --------------      --------------      --------------
Distributions to shareholders from:
  Investment income--net ...................................            (0.30)              (0.61)              (0.19)
  Realized gain--net .......................................            (0.07)              (0.01)                 --
                                                               --------------      --------------      --------------
Total distributions ........................................            (0.37)              (0.62)              (0.19)
                                                               --------------      --------------      --------------
Net asset value, end of period .............................   $        11.05      $        11.48      $        10.38
                                                               ==============      ==============      ==============
TOTAL RETURN (b) ...........................................            (0.54)%(c)          17.02%               5.74%(c)
                                                               ==============      ==============      ==============
RATIOS TO AVERAGE NET ASSETS:
Expenses before expense reductions (e) .....................             1.48%(d)            2.15%              13.76%(d)
Expenses net of waivers and reimbursements, if any (f) .....             1.10%(d)            1.10%               1.10%(d)
Expenses net of all reductions (g) .........................             1.10%(d)            1.10%               1.10%(d)
Investment income (loss)--net before expense reductions (e)              4.80%(d)            4.72%              (7.40)%(d)
Investment income--net of waivers and
  reimbursements, if any (f) ...............................             5.18%(d)            5.77%               5.26%(d)
Investment income--net of all reductions (g) ...............             5.18%(d)            5.77%               5.26%(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...................   $       13,751      $       16,794      $        1,726
                                                               ==============      ==============      ==============
Portfolio turnover rate ....................................               57%                 63%                 22%
                                                               ==============      ==============      ==============

----------
NOTES TO FINANCIAL HIGHLIGHTS:

*   COMMENCEMENT OF INVESTMENT OPERATIONS.

+   PER SHARE AMOUNT IS LESS THAN $0.01.

(a) BASED ON AVERAGE SHARES OUTSTANDING DURING THE RESPECTIVE PERIODS.

(b) TOTAL RETURNS ARE BASED ON CHANGES IN NET ASSET VALUES FOR THE PERIODS SHOWN, AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (IF ANY) FOR THE PORTFOLIO AT NET ASSET VALUE ON THE EX-DIVIDEND DATE. TOTAL RETURNS INCLUDE THE EFFECT OF EXPENSE REDUCTIONS RESULTING FROM ADVISORY FEE WAIVERS, EXPENSE REIMBURSEMENTS IN EXCESS OF EXPENSE LIMITATIONS AND DIRECTED BROKERAGE AGREEMENTS (IF ANY). TOTAL RETURNS WOULD HAVE BEEN LOWER WITHOUT EXPENSE REDUCTIONS. TOTAL RETURNS DO NOT INCLUDE INSURANCE COMPANY SEPARATE ACCOUNT RELATED FEES AND EXPENSES. SUCH FEES AND EXPENSES WOULD REDUCE THE OVERALL RETURNS SHOWN. PAST RESULTS SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. TOTAL RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SUCH THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(c) NOT ANNUALIZED.

(d) ANNUALIZED.

(e) DOES NOT INCLUDE ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS OR EXPENSE REDUCTIONS FROM DIRECTED BROKERAGE AGREEMENTS.

(f) INCLUDES ADVISORY WAIVERS AND EXPENSE REIMBURSEMENTS AND EXCLUDES EXPENSE REDUCTIONS FROM DIRECTED BROKERAGE AGREEMENTS, IF ANY.

(g) INCLUDES ADVISORY WAIVERS, EXPENSE REIMBURSEMENTS AND EXPENSE REDUCTIONS FROM DIRECTED BROKERAGE AGREEMENTS, IF ANY.

See Notes to Financial Statements.

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES:

    MLIG Variable Insurance Trust (the "Trust") is a business trust organized in the state of Delaware on February 14, 2002. It is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Trust is comprised of twenty-four separate investment portfolios (the "Portfolios"), each of which is, in effect, a separate mutual fund. Eight Portfolios are included in this annual report consisting of Roszel/Lord Abbett Affiliated Portfolio, Roszel/PIMCO CCM Capital Appreciation Portfolio, Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/PIMCO Small Cap Value Portfolio, Roszel/JP Morgan Small Cap Growth Portfolio, Roszel/Delaware Trend Portfolio and Roszel/Lord Abbett Bond Debenture Portfolio. Each Portfolio currently offers one class of shares to one or more separate accounts of Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY") (indirect, wholly-owned subsidiaries of Merrill Lynch & Co., Inc. ("ML&Co."), and affiliates of Roszel Advisors, LLC (the "Advisor")) as funding vehicles for certain variable annuity and variable life insurance contracts. The Trust does not offer its shares directly to the public. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

    (a) VALUATION OF INVESTMENTS--Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust.

    (b) REPURCHASE AGREEMENTS--Some of the Portfolios may engage in repurchase agreement transactions with respect to instruments in which the Portfolio is authorized to invest. The Portfolios may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve System and on the Federal Reserve Bank of New York's list of reporting dealers. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolio takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, the Portfolio may suffer a loss. Securities purchased under repurchase agreements may be held with other custodial banks under tri-party arrangements.

    (c) FOREIGN CURRENCY TRANSACTIONS--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    (d) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

    (e) EXPENSES--Certain expenses have been allocated to the individual Portfolios of the Trust on a pro rata basis based upon the respective aggregate net asset value of each Portfolio of the Trust.

    (f) DIVIDENDS AND DISTRIBUTIONS--Each Portfolio, except Roszel/Lord Abbett Bond Debenture Portfolio, intends to distribute at least annually to shareholders substantially all of its net investment income. Roszel/Lord Abbett Bond Debenture Portfolio declares and pays dividends from net investment income each month. Distribution of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    (g) OFFERING COSTS--Offering costs are capitalized and amortized over twelve months.

    (h) TAXES--Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized capital gains to its shareholders. Therefore, no Federal income tax provision is required. Income and capital gains derived from sources outside the United States may be subject to foreign withholding and other taxes.

    Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. For the period from November 1, 2003 to December 31, 2003, the following Portfolio incurred and elected to defer until January 1, 2004 for U.S. Federal income tax purposes net capital losses as stated below:

-------------------------------------------------------------------------------------------------
                                                                                    POST OCTOBER
  PORTFOLIO                                                                        CAPITAL LOSSES
-------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Bond Debenture Portfolio ..................................       $32,653
-------------------------------------------------------------------------------------------------

    On December 31, 2003, the following Portfolio had available for Federal income tax purposes unused capital losses, which will expire on December 31, 2010:

-------------------------------------------------------------------------------------------------
                                                                                    CAPITAL LOSS
  PORTFOLIO                                                                         CARRYFORWARD
-------------------------------------------------------------------------------------------------
  Roszel/JP Morgan Small Cap Growth Portfolio ..................................      $858,604
-------------------------------------------------------------------------------------------------

2.  INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

    The Trust has entered into a Management Agreement with the Advisor. For the six months ended June 30, 2004, the annual investment advisory fees as a percentage of average daily net assets were as follows:

-------------------------------------------------------------------------------------------------
  PORTFOLIO                                                                         ADVISORY FEE
-------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio ......................................       0.80%
  Roszel/PIMCO CCM Capital Appreciation Portfolio ..............................       0.80%
  Roszel/Lord Abbett Mid Cap Value Portfolio ...................................       0.85%
  Roszel/Seligman Mid Cap Growth Portfolio .....................................       0.85%
  Roszel/PIMCO Small Cap Value Portfolio .......................................       0.85%
  Roszel/JP Morgan Small Cap Growth Portfolio ..................................       0.95%
  Roszel/Delaware Trend Portfolio ..............................................       0.85%
  Roszel/Lord Abbett Bond Debenture Portfolio ..................................       0.80%
-------------------------------------------------------------------------------------------------

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    For the six months ended June 30, 2004, the following Portfolios placed a portion of their portfolio transactions with brokerage firms which are affiliates of the Advisor:

-----------------------------------------------------------------------------------------------------------
                                                                                               COMMISSIONS
  PORTFOLIO                                                             BROKER                     PAID
-----------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio ..................   Merrill Lynch & Co.               $ 1,533
                                                               Citation Financial Group           13,161
  Roszel/PIMCO CCM Capital Appreciation Portfolio ..........   Merrill Lynch & Co.                16,914
                                                               Citation Financial Group           90,615
  Roszel/Lord Abbett Mid Cap Value Portfolio ...............   Merrill Lynch & Co.                 4,924
                                                               Citation Financial Group            1,384
  Roszel/Seligman Mid Cap Growth Portfolio .................   Merrill Lynch & Co.                44,339
                                                               Citation Financial Group              210
  Roszel/PIMCO Small Cap Value Portfolio ...................   Merrill Lynch & Co.                   864
                                                               Citation Financial Group           11,940
  Roszel/JP Morgan Small Cap Growth Portfolio ..............   Merrill Lynch & Co.                 4,671
  Roszel/Delaware Trend Portfolio ..........................   Merrill Lynch & Co.                 1,370
                                                               Citation Financial Group            7,337
-----------------------------------------------------------------------------------------------------------

    A portion of the brokerage commissions on portfolio transactions directed to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Advisor, were used to reduce certain portfolio expenses as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                             EXPENSE
  PORTFOLIO                                                                                 REDUCTIONS
-----------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio ...........................................         $ 9,927
  Roszel/PIMCO CCM Capital Appreciation Portfolio ...................................          50,220
  Roszel/Lord Abbett Mid Cap Value Portfolio ........................................             730
  Roszel/Seligman Mid Cap Growth Portfolio ..........................................          24,778
  Roszel/PIMCO Small Cap Value Portfolio ............................................           7,580
  Roszel/JP Morgan Small Cap Growth Portfolio .......................................             949
-----------------------------------------------------------------------------------------------------------

    Financial Data Services, Inc. ("FDS"), an affiliate of the Advisor, is the Trust's transfer agent. For the six months ended June 30, 2004, FDS was entitled to receive from each Portfolio a monthly fee equal to the greater of an annual rate of 0.05% of each Portfolio's average daily net assets or $10,000 per Portfolio annually. Effective July 1, 2004, FDS is entitled to receive from each Portfolio a monthly fee at an annual rate based on average daily net assets according to the following schedule:

-----------------------------------------------------------------------------------------------------------
  AVERAGE DAILY NET ASSETS                                                              ANNUAL FEE OR RATE
-----------------------------------------------------------------------------------------------------------
  Up to $15,000,000 .................................................................         $7,500
  Above $15,000,000 - $25,000,000 ...................................................           0.05%
  Above $25,000,000 - $50,000,000 ...................................................           0.04%
  Above $50,000,000 - $75,000,000 ...................................................           0.03%
  Above $75,000,000 .................................................................          0.025%
-----------------------------------------------------------------------------------------------------------

    The Trust's distributor is MLPF&S, an affiliate of the Advisor.

    Certain officers and/or trustees of the Trust are officers and/or directors of the Advisor, MLLIC, MLLICNY, MLPF&S and Merrill Lynch Insurance Group, Inc.

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.  INVESTMENTS:

    Purchases and sales of investments, excluding short-term securities of the Portfolios, for the six months ended June 30, 2004 were as follows:

---------------------------------------------------------------------------------------------------------------
  PORTFOLIO                                                                         PURCHASES         SALES
---------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio .....................................   $ 15,273,939    $ 24,453,270
  Roszel/PIMCO CCM Capital Appreciation Portfolio .............................    154,270,112     150,752,343
  Roszel/Lord Abbett Mid Cap Value Portfolio ..................................     23,373,666      37,721,822
  Roszel/Seligman Mid Cap Growth Portfolio ....................................     54,412,344      39,817,607
  Roszel/PIMCO Small Cap Value Portfolio ......................................     25,278,922      23,305,768
  Roszel/JP Morgan Small Cap Growth Portfolio .................................     21,627,454      25,588,659
  Roszel/Delaware Trend Portfolio .............................................     20,876,767      18,351,926
  Roszel/Lord Abbett Bond Debenture Portfolio .................................     10,286,352       8,100,798
---------------------------------------------------------------------------------------------------------------

    As of June 30, 2004, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                            GROSS          GROSS      NET UNREALIZED
                                                                          UNREALIZED     UNREALIZED    APPRECIATION
  PORTFOLIO                                                   COST       APPRECIATION   DEPRECIATION  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio .............   $ 27,052,307   $ 2,356,566    $  (429,159)    $ 1,927,407
  Roszel/PIMCO CCM Capital Appreciation Portfolio .....    160,755,227    15,034,218     (2,681,191)     12,353,027
  Roszel/Lord Abbett Mid Cap Value Portfolio ..........    105,469,809    28,797,852     (1,577,610)     27,220,242
  Roszel/Seligman Mid Cap Growth Portfolio ............     44,883,906     4,782,303       (820,479)      3,961,824
  Roszel/PIMCO Small Cap Value Portfolio ..............     54,075,931     8,717,120       (621,664)      8,095,456
  Roszel/JP Morgan Small Cap Growth Portfolio .........     59,835,111    16,004,174     (2,083,688)     13,920,486
  Roszel/Delaware Trend Portfolio .....................     70,122,688    10,747,698     (2,419,369)      8,328,329
  Roszel/Lord Abbett Bond Debenture Portfolio .........     14,481,566       306,249       (446,875)       (140,626)
---------------------------------------------------------------------------------------------------------------------

4.  EXPENSE LIMITATION:

    The Trust and the Advisor have entered into an expense limitation agreement whereby the Advisor agrees to reimburse each Portfolio to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) exceed the following annual limits as a percentage of average daily net assets:

------------------------------------------------------------------------------------------------------------------
                                                                                                   VOLUNTARY
  PORTFOLIO                                                                                   EXPENSE LIMITATIONS
------------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio ................................................            1.10%
  Roszel/PIMCO CCM Capital Appreciation Portfolio ........................................            1.10%
  Roszel/Lord Abbett Mid Cap Value Portfolio .............................................            1.15%
  Roszel/Seligman Mid Cap Growth Portfolio ...............................................            1.15%
  Roszel/PIMCO Small Cap Value Portfolio .................................................            1.15%
  Roszel/JP Morgan Small Cap Growth Portfolio ............................................            1.25%
  Roszel/Delaware Trend Portfolio ........................................................            1.15%
  Roszel/Lord Abbett Bond Debenture Portfolio ............................................            1.10%
------------------------------------------------------------------------------------------------------------------

================================================================================

MLIG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

    The expense limitation is effected by waivers by the Advisor of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended June 30, 2004 advisory fee waivers and expense reimbursements were as follows:

----------------------------------------------------------------------------------------------------------------
                                                                                ADVISORY
                                                                                  FEES               EXPENSE
  PORTFOLIO                                                                      WAIVED           REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio .................................     $31,421               $--
  Roszel/PIMCO CCM Capital Appreciation Portfolio .........................       6,482                --
  Roszel/Lord Abbett Mid Cap Value Portfolio ..............................      12,765                --
  Roszel/Seligman Mid Cap Growth Portfolio ................................      24,976                --
  Roszel/PIMCO Small Cap Value Portfolio ..................................      17,369                --
  Roszel/JP Morgan Small Cap Growth Portfolio .............................      23,056                --
  Roszel/Delaware Trend Portfolio .........................................      26,269                --
  Roszel/Lord Abbett Bond Debenture Portfolio .............................      29,152                --
----------------------------------------------------------------------------------------------------------------

    In any year which the total assets of a Portfolio are greater than $50 million and its estimated total annual operating expenses are less than the expense limitations specified above, the Advisor may be entitled to a reimbursement by such Portfolio, of advisory fees waived and expenses reimbursed pursuant to the expense limitation agreement. The total amount of such reimbursement shall equal the sum of all advisory fees waived and expense reimbursements remitted to the Portfolio during the previous three fiscal years. During the six months ended June 30, 2004, the Advisor received no reimbursement. As of June 30, 2004 the maximum amounts recoverable by the Advisor under the expense limitation agreement through 2007 were as follows:

----------------------------------------------------------------------------------------------------------------
                                                                  AMOUNT ELIGIBLE THROUGH             TOTAL
                                                              ------------------------------      ELIGIBLE FOR
  PORTFOLIO                                                      2005      2006       2007        REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------
  Roszel/Lord Abbett Affiliated Portfolio ................    $      --   $60,517    $31,421        $ 91,938
  Roszel/PIMCO CCM Capital Appreciation Portfolio ........           --    38,851      6,482          45,333
  Roszel/Lord Abbett Mid Cap Value Portfolio .............      133,738    72,855     12,765         219,358
  Roszel/Seligman Mid Cap Growth Portfolio ...............       61,841    57,848     24,976         144,665
  Roszel/PIMCO Small Cap Value Portfolio .................      132,673    95,500     17,369         245,542
  Roszel/JP Morgan Small Cap Growth Portfolio ............      140,466    78,029     23,056         241,551
  Roszel/Delaware Trend Portfolio ........................           --    43,329     26,269          69,598
  Roszel/Lord Abbett Bond Debenture Portfolio ............       49,008    66,604     29,152         144,764
----------------------------------------------------------------------------------------------------------------

================================================================================

TRUSTEES AND OFFICERS

Michael P. Cogswell
TRUSTEE AND PRESIDENT

Deborah J. Adler
TRUSTEE

Robert M. Bordeman
INDEPENDENT TRUSTEE

Theodore P. Manno
INDEPENDENT TRUSTEE

Kevin J. Tierney
INDEPENDENT TRUSTEE

J. David Meglen
VICE-PRESIDENT

Jerome J. Davies
TREASURER AND CHIEF FINANCIAL OFFICER

Edward W. Diffin, Jr.
SECRETARY

Frances C. Grabish
ASSISTANT SECRETARY

INVESTMENT MANAGER

Roszel Advisors, LLC
1300 Merrill Lynch Drive
Pennington, New Jersey 08534

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

CUSTODIAN

JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

ADMINISTRATOR

J.P. Morgan Investor Services Co.
73 Tremont Street
Boston, Massachusetts 02108-3913

TRANSFER AGENT

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484

LEGAL COUNSEL

Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

================================================================================

   This report is only for distribution to shareholders of the Portfolios of MLIG Variable Insurance Trust. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of each Portfolio's shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

   Additional information about the Trust's trustees and officers is available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or by writing to the MLIG Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

   The Trust's proxy voting policies and procedures are available without charge, upon request by calling the MLIG Service Center at (800) 535-5549 or on the Securities and Exchange Commission's website at http://www.sec.gov.


MLIG Variable Insurance Trust
P.O. Box 44222
Jacksonville, Florida 32231-4222                                 # 101198RR-0604

ITEM 2. CODE OF ETHICS.

Disclosure required in registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in registrant's annual Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Disclosure required in registrant's annual Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

     (a)(1) The registrant's Code of Ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (b)(1) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

     (b)(2) Certification required by Rule 30a-2(a) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 to accompany the Form N-CSR is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:    /s/ Michael P. Cogswell
       -----------------------
       Michael P. Cogswell
       President

Date:  September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Michael P. Cogswell
       -----------------------
       Michael P. Cogswell
       President

Date:  September 8, 2004

By:    /s/ Jerome J. Davies
       --------------------
       Jerome J. Davies
       Treasurer and Chief Financial Officer

Date:  September 8, 2004